UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-08510
Matthews International Funds

(Exact name of registrant as specified in charter)

Four Embarcadero Center, Suite 550
San Francisco, CA 94111

(Address of principal executive offices) (Zip code)

Mark W. Headley, President
Four Embarcadero Center, Suite 550
San Francisco, CA  94111

(Name and address of agent for service)
Registrant's telephone number, including area code:
415-788-7553
Date of fiscal year end:
December 31
Date of reporting period:
December 31, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Report to Stockholders.
(a) The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Matthews Emerging Markets Equity Fund
Institutional Class/MIEFX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Matthews Emerging Markets Equity Fund (the "Fund") for the period of January 01, 2025 to December 31, 2025. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
This report describes changes to the Fund that occurred since the beginning of the reporting period.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$103	0.90%
Management's Discussion of Fund Performance
  For the year ended December 31, 2025, the Fund returned 29.65% (Institutional Class) while its benchmark returned 34.36%.
  2025 marked the first time in five years that emerging markets equities outperformed U.S. stocks supported by a favorable macro environment, positive investor sentiment toward artificial intelligence (AI) and easing geopolitical tensions. North Asia markets helped drive gains, as Taiwan and South Korea benefited from their global dominance in AI-related semiconductors. Korean equities also gained from market-friendly governance reforms and a cyclical revival in heavy industrial sectors.
  On a country basis, Taiwan was among the Fund’s top contributors to relative performance due to stock selection including Taiwan Semiconductor Manufacturing Co. which benefited from its dominant position in the AI chip market. Conversely, China was the largest detractor due to stock selection in areas including e-commerce where intense competition eroded margins and as the broader economy was hindered by weak consumption. South Africa and Brazil were detractors due to stock selection when both countries were impacted by macroeconomic headwinds and tariff concerns in the period.
  On a sector basis, stock selection in information technology, including Tencent Holdings, was the biggest contributor, helped by positive investor sentiment toward AI. Conversely, consumer discretionary detracted the most due to stock selection while materials detracted due to an underweight allocation and industrials detracted due to stock selection.
Fund Performance
The following graph compares the initial and subsequent account values for the life of the Fund. It assumes a hypothetical $10,000 initial investment in the Fund and in an appropriate, broad-based securities market index for the same periods.
Growth of a Hypothetical $10,000 Investment
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception 4/30/20
Matthews Emerging Markets Equity Fund (Institutional Class/MIEFX)	29.65%	4.34%	12.98%
MSCI Emerging Markets Index	34.36%	4.67%	10.78%
The Fund's past performance is not a good predictor of the Fund's future performance. Visit matthewsasia.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of Fund shares.
Key Fund Statistics
Fund net assets	$263,057,816
Total number of portfolio holdings	75
Portfolio turnover rate for the reporting period	90.2%
Total advisory fee paid	$1,045,867
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	11.7%
Tencent Holdings, Ltd.	6.1%
Samsung Electronics Co., Ltd.	5.4%
Alibaba Group Holding, Ltd.	4.3%
HDFC Bank, Ltd.	3.1%
SK Hynix, Inc.	3.0%
Itau Unibanco Holding SA	2.2%
Antofagasta PLC	1.8%
ICICI Bank, Ltd.	1.6%
Contemporary Amperex Technology Co., Ltd.	1.6%
TOTAL	40.8%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
How has the Fund Changed?
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at matthewsasia.com/documents or upon request at 1-800-789-2742.
On March 14, 2025, the Matthews Asian Growth and Income Fund was reorganized into the Matthews Emerging Markets Equity Fund.
On February 13, 2026, Matthews International Capital Management, LLC ("Matthews"), the investment adviser to the Funds, announced that Matthews intends to repurchase the ownership interests held by three existing investors, with the repurchases to be funded, in part, by the purchase of additional equity interests in Matthews by existing and certain other investors (the “Transaction”). Shareholders of the Funds are expected to be asked to approve a new investment advisory agreement with Matthews due to the change of control resulting from the Transaction.  The Transaction is expected to close in the second quarter of 2026, pending the satisfaction of all closing conditions, including approval by shareholders of each series of the Trust.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Matthews Emerging Markets Equity Fund
MIEFX 1225

Matthews Emerging Markets Equity Fund
Investor Class/MEGMX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Matthews Emerging Markets Equity Fund (the "Fund") for the period of January 01, 2025 to December 31, 2025. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
This report describes changes to the Fund that occurred since the beginning of the reporting period.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$125	1.09%
Management's Discussion of Fund Performance
  For the year ended December 31, 2025, the Fund returned 29.39% (Investor Class) while its benchmark returned 34.36%.
  2025 marked the first time in five years that emerging markets equities outperformed U.S. stocks supported by a favorable macro environment, positive investor sentiment toward artificial intelligence (AI) and easing geopolitical tensions. North Asia markets helped drive gains, as Taiwan and South Korea benefited from their global dominance in AI-related semiconductors. Korean equities also gained from market-friendly governance reforms and a cyclical revival in heavy industrial sectors.
  On a country basis, Taiwan was among the Fund’s top contributors to relative performance due to stock selection including Taiwan Semiconductor Manufacturing Co. which benefited from its dominant position in the AI chip market. Conversely, China was the largest detractor due to stock selection in areas including e-commerce where intense competition eroded margins and as the broader economy was hindered by weak consumption. South Africa and Brazil were detractors due to stock selection when both countries were impacted by macroeconomic headwinds and tariff concerns in the period.
  On a sector basis, stock selection in information technology, including Tencent Holdings, was the biggest contributor, helped by positive investor sentiment toward AI. Conversely, consumer discretionary detracted the most due to stock selection while materials detracted due to an underweight allocation and industrials detracted due to stock selection.
Fund Performance
The following graph compares the initial and subsequent account values for the life of the Fund. It assumes a hypothetical $10,000 initial investment in the Fund and in an appropriate, broad-based securities market index for the same periods.
Growth of a Hypothetical $10,000 Investment
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception 4/30/20
Matthews Emerging Markets Equity Fund (Investor Class/MEGMX)	29.39%	4.15%	12.75%
MSCI Emerging Markets Index	34.36%	4.67%	10.78%
The Fund's past performance is not a good predictor of the Fund's future performance. Visit matthewsasia.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of Fund shares.
Key Fund Statistics
Fund net assets	$263,057,816
Total number of portfolio holdings	75
Portfolio turnover rate for the reporting period	90.2%
Total advisory fee paid	$1,045,867
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	11.7%
Tencent Holdings, Ltd.	6.1%
Samsung Electronics Co., Ltd.	5.4%
Alibaba Group Holding, Ltd.	4.3%
HDFC Bank, Ltd.	3.1%
SK Hynix, Inc.	3.0%
Itau Unibanco Holding SA	2.2%
Antofagasta PLC	1.8%
ICICI Bank, Ltd.	1.6%
Contemporary Amperex Technology Co., Ltd.	1.6%
TOTAL	40.8%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
How has the Fund Changed?
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at matthewsasia.com/documents or upon request at 1-800-789-2742.
On March 14, 2025, the Matthews Asian Growth and Income Fund was reorganized into the Matthews Emerging Markets Equity Fund.
On February 13, 2026, Matthews International Capital Management, LLC ("Matthews"), the investment adviser to the Funds, announced that Matthews intends to repurchase the ownership interests held by three existing investors, with the repurchases to be funded, in part, by the purchase of additional equity interests in Matthews by existing and certain other investors (the “Transaction”). Shareholders of the Funds are expected to be asked to approve a new investment advisory agreement with Matthews due to the change of control resulting from the Transaction.  The Transaction is expected to close in the second quarter of 2026, pending the satisfaction of all closing conditions, including approval by shareholders of each series of the Trust.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Matthews Emerging Markets Equity Fund
MEGMX 1225

Matthews Emerging Markets Sustainable Future Fund
Institutional Class/MISFX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Matthews Emerging Markets Sustainable Future Fund (the "Fund") for the period of January 01, 2025 to December 31, 2025. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
This report describes changes to the Fund that occurred since the beginning of the reporting period.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$128	1.15%
Management's Discussion of Fund Performance
  For the year ended December 31, 2025, the Fund returned 23.15% (Institutional Class) while its benchmark returned 34.36%.
  2025 marked the first time in five years that emerging markets equities outperformed U.S. stocks supported by a favorable macro environment, positive investor sentiment toward artificial intelligence (AI) and easing geopolitical tensions. North Asia markets helped drive gains, as Taiwan and South Korea benefited from their global dominance in AI-related semiconductors. Korean equities also gained from market-friendly governance reforms and a cyclical revival in heavy industrial sectors.
  On a country basis, stock selection in Brazil and South Korea and an underweight allocation in Saudi Arabia were among the top contributors to the Fund’s relative performance. An off-benchmark allocation to the U.S., including Micron Technology, also supported gains as an increase in demand for AI-related high-bandwidth (HBM) chips drove up volumes and margins. In contrast, stock selection in China/Hong Kong, India and South Africa detracted. In China, Meituan was hurt by margin erosion due to intensive competition in food delivery and Legend Biotech, a commercial-stage biopharma company, was impacted by concerns over competition from new entrants and alternative therapies. In addition, stocks in India were impacted by weakening confidence and concerns over nominal GDP growth.
  On a sector basis, stock selection in consumer staples, including JD Health International, a Chinese online health care platform, contributed the most. A zero allocation in energy and an overweight allocation to information technology also contributed. Conversely, stock selection in consumer discretionary, financials and health care detracted.
Fund Performance
The following graph compares the initial and subsequent account values for the past 10 years. It assumes a hypothetical $10,000 initial investment in the Fund and in an appropriate, broad-based securities market index for the same periods.
Growth of a Hypothetical $10,000 Investment
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Matthews Emerging Markets Sustainable Future Fund (Institutional Class/MISFX)	23.15%	4.51%	9.21%
MSCI Emerging Markets Index	34.36%	4.67%	8.86%
The Fund's past performance is not a good predictor of the Fund's future performance. Visit matthewsasia.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of Fund shares.
Key Fund Statistics
Fund net assets	$224,947,849
Total number of portfolio holdings	61
Portfolio turnover rate for the reporting period	60.3%
Total advisory fee paid	$1,334,341

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.

Top Ten Holdings

Taiwan Semiconductor Manufacturing Co., Ltd.	9.9%
Samsung Electronics Co., Ltd.	5.5%
Bandhan Bank, Ltd.	5.2%
Meituan	4.2%
SK Square Co., Ltd.	3.5%
HD Hyundai Electric Co., Ltd.	3.1%
Micron Technology, Inc.	3.1%
Elite Material Co., Ltd.	3.0%
InPost SA	2.9%
Alibaba Group Holding, Ltd.	2.8%
TOTAL	43.2%

Country Allocation

Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
How has the Fund Changed?
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at matthewsasia.com/documents or upon request at 1-800-789-2742.
On February 13, 2026, Matthews International Capital Management, LLC ("Matthews"), the investment adviser to the Funds, announced that Matthews intends to repurchase the ownership interests held by three existing investors, with the repurchases to be funded, in part, by the purchase of additional equity interests in Matthews by existing and certain other investors (the “Transaction”). Shareholders of the Funds are expected to be asked to approve a new investment advisory agreement with Matthews due to the change of control resulting from the Transaction.  The Transaction is expected to close in the second quarter of 2026, pending the satisfaction of all closing conditions, including approval by shareholders of each series of the Trust.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Matthews Emerging Markets Sustainable Future Fund
MISFX 1225

Matthews Emerging Markets Sustainable Future Fund
Investor Class/MASGX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Matthews Emerging Markets Sustainable Future Fund (the "Fund") for the period of January 01, 2025 to December 31, 2025. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
This report describes changes to the Fund that occurred since the beginning of the reporting period.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$150	1.35%
Management's Discussion of Fund Performance
  For the year ended December 31, 2025, the Fund returned 22.89%, (Investor Class) while its benchmark returned 34.36%.
  2025 marked the first time in five years that emerging markets equities outperformed U.S. stocks supported by a favorable macro environment, positive investor sentiment toward artificial intelligence (AI) and easing geopolitical tensions. North Asia markets helped drive gains, as Taiwan and South Korea benefited from their global dominance in AI-related semiconductors. Korean equities also gained from market-friendly governance reforms and a cyclical revival in heavy industrial sectors.
  On a country basis, stock selection in Brazil and South Korea and an underweight allocation in Saudi Arabia were among the top contributors to the Fund’s relative performance. An off-benchmark allocation to the U.S., including Micron Technology, also supported gains as an increase in demand for AI-related high-bandwidth (HBM) chips drove up volumes and margins. In contrast, stock selection in China/Hong Kong, India and South Africa detracted. In China, Meituan was hurt by margin erosion due to intensive competition in food delivery and Legend Biotech, a commercial-stage biopharma company, was impacted by concerns over competition from new entrants and alternative therapies. In addition, stocks in India were impacted by weakening confidence and concerns over nominal GDP growth.
  On a sector basis, stock selection in consumer staples, including JD Health International, a Chinese online health care platform, contributed the most. A zero allocation in energy and an overweight allocation to information technology also contributed. Conversely, stock selection in consumer discretionary, financials and health care detracted.
Fund Performance
The following graph compares the initial and subsequent account values for the past 10 years. It assumes a hypothetical $10,000 initial investment in the Fund and in an appropriate, broad-based securities market index for the same periods.
Growth of a Hypothetical $10,000 Investment
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Matthews Emerging Markets Sustainable Future Fund (Investor Class/MASGX)	22.89%	4.34%	9.00%
MSCI Emerging Markets Index	34.36%	4.67%	8.86%
The Fund's past performance is not a good predictor of the Fund's future performance. Visit matthewsasia.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of Fund shares.
Key Fund Statistics
Fund net assets	$224,947,849
Total number of portfolio holdings	61
Portfolio turnover rate for the reporting period	60.3%
Total advisory fee paid	$1,334,341

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.

Top Ten Holdings

Taiwan Semiconductor Manufacturing Co., Ltd.	9.9%
Samsung Electronics Co., Ltd.	5.5%
Bandhan Bank, Ltd.	5.2%
Meituan	4.2%
SK Square Co., Ltd.	3.5%
HD Hyundai Electric Co., Ltd.	3.1%
Micron Technology, Inc.	3.1%
Elite Material Co., Ltd.	3.0%
InPost SA	2.9%
Alibaba Group Holding, Ltd.	2.8%
TOTAL	43.2%

Country Allocation

Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
How has the Fund Changed?
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at matthewsasia.com/documents or upon request at 1-800-789-2742.
On February 13, 2026, Matthews International Capital Management, LLC ("Matthews"), the investment adviser to the Funds, announced that Matthews intends to repurchase the ownership interests held by three existing investors, with the repurchases to be funded, in part, by the purchase of additional equity interests in Matthews by existing and certain other investors (the “Transaction”). Shareholders of the Funds are expected to be asked to approve a new investment advisory agreement with Matthews due to the change of control resulting from the Transaction.  The Transaction is expected to close in the second quarter of 2026, pending the satisfaction of all closing conditions, including approval by shareholders of each series of the Trust.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Matthews Emerging Markets Sustainable Future Fund
MASGX 1225

Matthews Emerging Markets Small Companies Fund
Institutional Class/MISMX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Matthews Emerging Markets Small Companies Fund (the "Fund") for the period of January 01, 2025 to December 31, 2025. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
This report describes changes to the Fund that occurred since the beginning of the reporting period.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$123	1.15%
Management's Discussion of Fund Performance
  For the year ended December 31, 2025, the Fund returned 13.76% (Institutional Class) while its benchmark returned 19.09%.
  2025 marked the first time in five years that emerging markets equities outperformed U.S. stocks supported by a favorable macro environment, positive investor sentiment toward artificial intelligence (AI) and easing geopolitical tensions. North Asia markets helped drive gains, as Taiwan and South Korea benefited from their global dominance in AI-related semiconductors. Korean equities also gained from market-friendly governance reforms and a cyclical revival in heavy industrial sectors.
  On a country basis, stock selection in India, including CarTrade Tech, was the biggest contributor to the Fund’s relative performance. Stock selection in Taiwan, including Gold Circuit Electronics and Elite Material, was also a large contributor, helped by demand for high-speed printed circuit boards and raw materials for the global AI buildout. In contrast, the biggest detractor was stock selection in China/Hong Kong, including Legend Biotech Corp., a commercial-stage biopharma company, which was impacted by concerns over competition from new entrants and alternative therapies. Stock selection in Korea also detracted, including Hugel, a leading botulinum toxin company.
  On a sector basis, stock selection in consumer discretionary, including YDUQS Participacoes SA, a Brazilian on-campus and distance-learning education company, was the biggest contributor, helped by a weaker U.S. dollar, improving consumer spending and expectations of a rate cut cycle commencing in 2026. Stock selection and an overweight allocation to information technology was also a big contributor. Conversely, stock selection in industrials, communication services and health care, was the biggest detractor.
Fund Performance
The following graph compares the initial and subsequent account values for the past 10 years. It assumes a hypothetical $10,000 initial investment in the Fund and in an appropriate, broad-based securities market index for the same periods.
Growth of a Hypothetical $10,000 Investment
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Matthews Emerging Markets Small Companies Fund (Institutional Class/MISMX)	13.76%	5.59%	8.96%
MSCI Emerging Markets Index	34.36%	4.67%	8.86%
MSCI Emerging Markets Small Cap Index	19.09%	8.94%	8.74%
The Fund's past performance is not a good predictor of the Fund's future performance. Visit matthewsasia.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of Fund shares.
Key Fund Statistics
Fund net assets	$436,723,250
Total number of portfolio holdings	82
Portfolio turnover rate for the reporting period	35.7%
Total advisory fee paid	$3,463,067
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.

Top Ten Holdings

Bandhan Bank, Ltd.	5.5%
Cartrade Tech, Ltd.	3.7%
Hugel, Inc.	3.6%
Gold Circuit Electronics, Ltd.	3.3%
Elite Material Co., Ltd.	3.2%
Radico Khaitan, Ltd.	3.0%
InPost SA	2.8%
Eugene Technology Co., Ltd.	2.7%
Legend Biotech Corp.	2.5%
HD Hyundai Co., Ltd.	2.5%
TOTAL	32.8%

Country Allocation

Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
How has the Fund Changed?
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at matthewsasia.com/documents or upon request at 1-800-789-2742.
On February 13, 2026, Matthews International Capital Management, LLC ("Matthews"), the investment adviser to the Funds, announced that Matthews intends to repurchase the ownership interests held by three existing investors, with the repurchases to be funded, in part, by the purchase of additional equity interests in Matthews by existing and certain other investors (the “Transaction”). Shareholders of the Funds are expected to be asked to approve a new investment advisory agreement with Matthews due to the change of control resulting from the Transaction.  The Transaction is expected to close in the second quarter of 2026, pending the satisfaction of all closing conditions, including approval by shareholders of each series of the Trust.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Matthews Emerging Markets Small Companies Fund
MISMX 1225

Matthews Emerging Markets Small Companies Fund
Investor Class/MSMLX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Matthews Emerging Markets Small Companies Fund (the "Fund") for the period of January 01, 2025 to December 31, 2025. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
This report describes changes to the Fund that occurred since the beginning of the reporting period.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$145	1.36%
Management's Discussion of Fund Performance
  For the year ended December 31, 2025, the Fund returned 13.57% (Investor Class) while its benchmark returned 19.09%.
  2025 marked the first time in five years that emerging markets equities outperformed U.S. stocks supported by a favorable macro environment, positive investor sentiment toward artificial intelligence (AI) and easing geopolitical tensions. North Asia markets helped drive gains, as Taiwan and South Korea benefited from their global dominance in AI-related semiconductors. Korean equities also gained from market-friendly governance reforms and a cyclical revival in heavy industrial sectors.
  On a country basis, stock selection in India, including CarTrade Tech, was the biggest contributor to the Fund’s relative performance. Stock selection in Taiwan, including Gold Circuit Electronics and Elite Material, was also a large contributor, helped by demand for high-speed printed circuit boards and raw materials for the global AI buildout. In contrast, the biggest detractor was stock selection in China/Hong Kong, including Legend Biotech Corp., a commercial-stage biopharma company, which was impacted by concerns over competition from new entrants and alternative therapies. Stock selection in Korea also detracted, including Hugel, a leading botulinum toxin company.
  On a sector basis, stock selection in consumer discretionary, including YDUQS Participacoes SA, a Brazilian on-campus and distance-learning education company, was the biggest contributor, helped by a weaker U.S. dollar, improving consumer spending and expectations of a rate cut cycle commencing in 2026. Stock selection and an overweight allocation to information technology was also a big contributor. Conversely, stock selection in industrials, communication services and health care, was the biggest detractor.
Fund Performance
The following graph compares the initial and subsequent account values for the past 10 years. It assumes a hypothetical $10,000 initial investment in the Fund and in an appropriate, broad-based securities market index for the same periods.
Growth of a Hypothetical $10,000 Investment
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Matthews Emerging Markets Small Companies Fund (Investor Class/MSMLX)	13.57%	5.37%	8.74%
MSCI Emerging Markets Index	34.36%	4.67%	8.86%
MSCI Emerging Markets Small Cap Index	19.09%	8.94%	8.74%
The Fund's past performance is not a good predictor of the Fund's future performance. Visit matthewsasia.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of Fund shares.
Key Fund Statistics
Fund net assets	$436,723,250
Total number of portfolio holdings	82
Portfolio turnover rate for the reporting period	35.7%
Total advisory fee paid	$3,463,067
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.

Top Ten Holdings

Bandhan Bank, Ltd.	5.5%
Cartrade Tech, Ltd.	3.7%
Hugel, Inc.	3.6%
Gold Circuit Electronics, Ltd.	3.3%
Elite Material Co., Ltd.	3.2%
Radico Khaitan, Ltd.	3.0%
InPost SA	2.8%
Eugene Technology Co., Ltd.	2.7%
Legend Biotech Corp.	2.5%
HD Hyundai Co., Ltd.	2.5%
TOTAL	32.8%

Country Allocation

Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
How has the Fund Changed?
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at matthewsasia.com/documents or upon request at 1-800-789-2742.
On February 13, 2026, Matthews International Capital Management, LLC ("Matthews"), the investment adviser to the Funds, announced that Matthews intends to repurchase the ownership interests held by three existing investors, with the repurchases to be funded, in part, by the purchase of additional equity interests in Matthews by existing and certain other investors (the “Transaction”). Shareholders of the Funds are expected to be asked to approve a new investment advisory agreement with Matthews due to the change of control resulting from the Transaction.  The Transaction is expected to close in the second quarter of 2026, pending the satisfaction of all closing conditions, including approval by shareholders of each series of the Trust.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Matthews Emerging Markets Small Companies Fund
MSMLX 1225

Matthews Asia Growth Fund
Institutional Class/MIAPX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Matthews Asia Growth Fund (the "Fund") for the period of January 01, 2025 to December 31, 2025. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
This report describes changes to the Fund that occurred since the beginning of the reporting period.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$131	1.19%
Management's Discussion of Fund Performance
  For the year ended December 31, 2025, the Fund returned 20.72% (Institutional Class) while its benchmark returned 28.59%.
  Asian equities delivered strong returns, outperforming U.S. stocks in 2025. Performance was supported by a favorable macro environment, positive investor sentiment toward artificial intelligence (AI) and easing geopolitical tensions. Japan’s market showed underlying strength supported by an increase in multiples, generally solid earnings and ongoing corporate reforms.
  On a country basis, Taiwan was among the top contributors to the Fund’s relative performance due to stock selection, including Taiwan Semiconductor Manufacturing Co., which benefited from its dominant position in the AI chip market. Singapore was also a top contributor due to stock selection as Sea Ltd., an e-commerce and internet platform, performed well, supported by improved consumer sentiment and lower interest rates. Conversely, Japan was the biggest detractor due to stock selection. China also detracted due to an overweight allocation and stock selection in areas including e-commerce where intense competition eroded margins and as the broader economy was hindered by weak consumption.
  On a sector basis, an underweight allocation in consumer staples and a zero allocation to utilities contributed, while an overweight allocation and stock selection in consumer discretionary detracted. Indian travel company MakeMyTrip, the biggest detractor, underperformed due to weaker than expected revenue growth and flight disruptions by a partner airline.
Fund Performance
The following graph compares the initial and subsequent account values for the past 10 years. It assumes a hypothetical $10,000 initial investment in the Fund and in an appropriate, broad-based securities market index for the same periods.
Growth of a Hypothetical $10,000 Investment
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Matthews Asia Growth Fund (Institutional Class/MIAPX)	20.72%	(4.95)%	5.49%
MSCI AC Asia Pacific Index	28.59%	5.36%	8.45%
The Fund's past performance is not a good predictor of the Fund's future performance. Visit matthewsasia.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of Fund shares.
Key Fund Statistics
Fund net assets	$207,649,823
Total number of portfolio holdings	76
Portfolio turnover rate for the reporting period	95.5%
Total advisory fee paid	$1,537,929
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.

Top Ten Holdings

Taiwan Semiconductor Manufacturing Co., Ltd.	10.6%
Tencent Holdings, Ltd.	5.4%
Samsung Electronics Co., Ltd.	5.3%
Alibaba Group Holding, Ltd.	3.4%
SK Hynix, Inc.	3.3%
Tokyo Electron, Ltd.	2.8%
Sony Group Corp.	2.7%
Hitachi, Ltd.	2.6%
Mitsubishi Electric Corp.	2.1%
Eternal, Ltd.	1.9%
TOTAL	40.1%

Country Allocation

Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
How has the Fund Changed?
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at matthewsasia.com/documents or upon request at 1-800-789-2742.
On February 13, 2026, Matthews International Capital Management, LLC ("Matthews"), the investment adviser to the Funds, announced that Matthews intends to repurchase the ownership interests held by three existing investors, with the repurchases to be funded, in part, by the purchase of additional equity interests in Matthews by existing and certain other investors (the “Transaction”). Shareholders of the Funds are expected to be asked to approve a new investment advisory agreement with Matthews due to the change of control resulting from the Transaction.  The Transaction is expected to close in the second quarter of 2026, pending the satisfaction of all closing conditions, including approval by shareholders of each series of the Trust.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Matthews Asia Growth Fund
MIAPX 1225

Matthews Asia Growth Fund
Investor Class/MPACX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Matthews Asia Growth Fund (the "Fund") for the period of January 01, 2025 to December 31, 2025. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
This report describes changes to the Fund that occurred since the beginning of the reporting period.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$143	1.30%
Management's Discussion of Fund Performance
  For the year ended December 31, 2025, the Fund returned 20.59% (Investor Class) while its benchmark returned 28.59%.
  Asian equities delivered strong returns, outperforming U.S. stocks in 2025. Performance was supported by a favorable macro environment, positive investor sentiment toward artificial intelligence (AI) and easing geopolitical tensions. Japan’s market showed underlying strength supported by an increase in multiples, generally solid earnings and ongoing corporate reforms.
  On a country basis, Taiwan was among the top contributors to the Fund’s relative performance due to stock selection, including Taiwan Semiconductor Manufacturing Co., which benefited from its dominant position in the AI chip market. Singapore was also a top contributor due to stock selection as Sea Ltd., an e-commerce and internet platform, performed well, supported by improved consumer sentiment and lower interest rates. Conversely, Japan was the biggest detractor due to stock selection. China also detracted due to an overweight allocation and stock selection in areas including e-commerce where intense competition eroded margins and as the broader economy was hindered by weak consumption.
  On a sector basis, an underweight allocation in consumer staples and a zero allocation to utilities contributed, while an overweight allocation and stock selection in consumer discretionary detracted. Indian travel company MakeMyTrip, the biggest detractor, underperformed due to weaker than expected revenue growth and flight disruptions by a partner airline.
Fund Performance
The following graph compares the initial and subsequent account values for the past 10 years. It assumes a hypothetical $10,000 initial investment in the Fund and in an appropriate, broad-based securities market index for the same periods.
Growth of a Hypothetical $10,000 Investment
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Matthews Asia Growth Fund (Investor Class/MPACX)	20.59%	(5.08)%	5.33%
MSCI AC Asia Pacific Index	28.59%	5.36%	8.45%
The Fund's past performance is not a good predictor of the Fund's future performance. Visit matthewsasia.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of Fund shares.
Key Fund Statistics
Fund net assets	$207,649,823
Total number of portfolio holdings	76
Portfolio turnover rate for the reporting period	95.5%
Total advisory fee paid	$1,537,929
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	10.6%
Tencent Holdings, Ltd.	5.4%
Samsung Electronics Co., Ltd.	5.3%
Alibaba Group Holding, Ltd.	3.4%
SK Hynix, Inc.	3.3%
Tokyo Electron, Ltd.	2.8%
Sony Group Corp.	2.7%
Hitachi, Ltd.	2.6%
Mitsubishi Electric Corp.	2.1%
Eternal, Ltd.	1.9%
TOTAL	40.1%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
How has the Fund Changed?
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at matthewsasia.com/documents or upon request at 1-800-789-2742.
On February 13, 2026, Matthews International Capital Management, LLC ("Matthews"), the investment adviser to the Funds, announced that Matthews intends to repurchase the ownership interests held by three existing investors, with the repurchases to be funded, in part, by the purchase of additional equity interests in Matthews by existing and certain other investors (the “Transaction”). Shareholders of the Funds are expected to be asked to approve a new investment advisory agreement with Matthews due to the change of control resulting from the Transaction.  The Transaction is expected to close in the second quarter of 2026, pending the satisfaction of all closing conditions, including approval by shareholders of each series of the Trust.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Matthews Asia Growth Fund
MPACX 1225

Matthews Pacific Tiger Fund
Institutional Class/MIPTX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Matthews Pacific Tiger Fund (the "Fund") for the period of January 01, 2025 to December 31, 2025. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
This report describes changes to the Fund that occurred since the beginning of the reporting period.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$127	1.10%
Management's Discussion of Fund Performance
  For the year ended December 31, 2025, the Fund returned 30.26% (Institutional Class) while its benchmark returned 33.02%.
  Asian equities delivered strong returns, outperforming U.S. stocks in 2025. Performance was supported by a favorable macro environment, positive investor sentiment toward artificial intelligence (AI), and easing geopolitical tensions. North Asia markets helped drive gains, as Taiwan and South Korea benefited from their global dominance in AI-related semiconductors. Korean equities also gained from market-friendly governance reforms and a cyclical revival in heavy industrial sectors.
  On a country basis, stock selection in China/Hong Kong, including Alibaba Group and Tencent Holdings, was the top contributor to the Fund’s relative performance. Both companies benefited from positive investor sentiment toward AI innovation and growth in their cloud businesses. The top three detractors were India due to stock selection against a backdrop of economic growth concerns, Vietnam due to an off-benchmark allocation and Indonesia due to stock selection.
  On a sector basis, stock selection in information technology, including in Taiwan Semiconductor Manufacturing Co., and memory chipmakers Samsung Electronics and SK Hynix, contributed the most. Stock selection in industrials led in part by China names associated with the robotics and green technology industries also contributed. In contrast, communication services detracted due to stock selection while health care detracted due to an overweight allocation and stock selection.
Fund Performance
The following graph compares the initial and subsequent account values for the past 10 years. It assumes a hypothetical $10,000 initial investment in the Fund and in an appropriate, broad-based securities market index for the same periods.
Growth of a Hypothetical $10,000 Investment
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Matthews Pacific Tiger Fund (Institutional Class/MIPTX)	30.26%	(0.48)%	5.72%
MSCI AC Asia ex Japan Index	33.02%	4.16%	8.92%
The Fund's past performance is not a good predictor of the Fund's future performance. Visit matthewsasia.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of Fund shares.
Key Fund Statistics
Fund net assets	$731,718,263
Total number of portfolio holdings	78
Portfolio turnover rate for the reporting period	87.0%
Total advisory fee paid	$5,191,591
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	13.3%
Tencent Holdings, Ltd.	6.0%
Samsung Electronics Co., Ltd.	5.9%
Alibaba Group Holding, Ltd.	4.2%
SK Hynix, Inc.	3.5%
Delta Electronics, Inc.	2.7%
DBS Group Holdings, Ltd.	2.0%
Ping An Insurance Group Co. of China, Ltd.	2.0%
HDFC Bank, Ltd.	2.0%
Hongfa Technology Co., Ltd.	2.0%
TOTAL	43.6%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
How has the Fund Changed?
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at matthewsasia.com/documents or upon request at 1-800-789-2742.
On February 13, 2026, Matthews International Capital Management, LLC ("Matthews"), the investment adviser to the Funds, announced that Matthews intends to repurchase the ownership interests held by three existing investors, with the repurchases to be funded, in part, by the purchase of additional equity interests in Matthews by existing and certain other investors (the “Transaction”). Shareholders of the Funds are expected to be asked to approve a new investment advisory agreement with Matthews due to the change of control resulting from the Transaction.  The Transaction is expected to close in the second quarter of 2026, pending the satisfaction of all closing conditions, including approval by shareholders of each series of the Trust.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Matthews Pacific Tiger Fund
MIPTX 1225

Matthews Pacific Tiger Fund
Investor Class/MAPTX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Matthews Pacific Tiger Fund (the "Fund") for the period of January 01, 2025 to December 31, 2025. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
This report describes changes to the Fund that occurred since the beginning of the reporting period.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$140	1.22%
Management's Discussion of Fund Performance
  For the year ended December 31, 2025, the Fund returned 30.07% (Investor Class) while its benchmark returned 33.02%.
  Asian equities delivered strong returns, outperforming U.S. stocks in 2025. Performance was supported by a favorable macro environment, positive investor sentiment toward artificial intelligence (AI), and easing geopolitical tensions. North Asia markets helped drive gains, as Taiwan and South Korea benefited from their global dominance in AI-related semiconductors. Korean equities also gained from market-friendly governance reforms and a cyclical revival in heavy industrial sectors.
  On a country basis, stock selection in China/Hong Kong, including Alibaba Group and Tencent Holdings, was the top contributor to the Fund’s relative performance. Both companies benefited from positive investor sentiment toward AI innovation and growth in their cloud businesses. The top three detractors were India due to stock selection against a backdrop of economic growth concerns, Vietnam due to an off-benchmark allocation and Indonesia due to stock selection.
  On a sector basis, stock selection in information technology, including in Taiwan Semiconductor Manufacturing Co., and memory chipmakers Samsung Electronics and SK Hynix, contributed the most. Stock selection in industrials led in part by China names associated with the robotics and green technology industries also contributed. In contrast, communication services detracted due to stock selection while health care detracted due to an overweight allocation and stock selection.
Fund Performance
The following graph compares the initial and subsequent account values for the past 10 years. It assumes a hypothetical $10,000 initial investment in the Fund and in an appropriate, broad-based securities market index for the same periods.
Growth of a Hypothetical $10,000 Investment
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Matthews Pacific Tiger Fund (Investor Class/MAPTX)	30.07%	(0.62)%	5.56%
MSCI AC Asia ex Japan Index	33.02%	4.16%	8.92%
The Fund's past performance is not a good predictor of the Fund's future performance. Visit matthewsasia.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of Fund shares.
Key Fund Statistics
Fund net assets	$731,718,263
Total number of portfolio holdings	78
Portfolio turnover rate for the reporting period	87.0%
Total advisory fee paid	$5,191,591

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.

Top Ten Holdings

Taiwan Semiconductor Manufacturing Co., Ltd.	13.3%
Tencent Holdings, Ltd.	6.0%
Samsung Electronics Co., Ltd.	5.9%
Alibaba Group Holding, Ltd.	4.2%
SK Hynix, Inc.	3.5%
Delta Electronics, Inc.	2.7%
DBS Group Holdings, Ltd.	2.0%
Ping An Insurance Group Co. of China, Ltd.	2.0%
HDFC Bank, Ltd.	2.0%
Hongfa Technology Co., Ltd.	2.0%
TOTAL	43.6%

Country Allocation

Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
How has the Fund Changed?
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at matthewsasia.com/documents or upon request at 1-800-789-2742.
On February 13, 2026, Matthews International Capital Management, LLC ("Matthews"), the investment adviser to the Funds, announced that Matthews intends to repurchase the ownership interests held by three existing investors, with the repurchases to be funded, in part, by the purchase of additional equity interests in Matthews by existing and certain other investors (the “Transaction”). Shareholders of the Funds are expected to be asked to approve a new investment advisory agreement with Matthews due to the change of control resulting from the Transaction.  The Transaction is expected to close in the second quarter of 2026, pending the satisfaction of all closing conditions, including approval by shareholders of each series of the Trust.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Matthews Pacific Tiger Fund
MAPTX 1225

Matthews Asia Innovators Fund
Institutional Class/MITEX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Matthews Asia Innovators Fund (the "Fund") for the period of January 01, 2025 to December 31, 2025. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
This report describes changes to the Fund that occurred since the beginning of the reporting period.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$130	1.13%
Management's Discussion of Fund Performance
  For the year ended December 31, 2025, the Fund returned 30.42% (Institutional Class) while its benchmark returned 33.02%.
  Asian equities delivered strong returns, outperforming U.S. stocks in 2025. Performance was supported by a favorable macro environment, positive investor sentiment toward artificial intelligence (AI) and easing geopolitical tensions. North Asia markets helped drive gains, as Taiwan and South Korea benefited from their global dominance in AI-related semiconductors.
  On a country basis, Taiwan was the top contributor to the Fund’s relative performance due to stock selection, including Taiwan Semiconductor Manufacturing Co., which benefited from its dominant position in the AI chip market. Indonesia also contributed due an underweight allocation. In contrast, China was the biggest detractor due to stock selection in areas including e-commerce where intense competition eroded margins and as the broader economy was hindered by weak consumption. Korea also detracted due to stock selection.
  On a sector basis, stock selection in information technology, including Samsung Electronics and SK Hynix, was the biggest contributor, helped by positive investor sentiment toward AI. On the other hand, consumer discretionary and industrials detracted the most due to stock selection while materials detracted due to zero allocation.
Fund Performance
The following graph compares the initial and subsequent account values for the past 10 years. It assumes a hypothetical $10,000 initial investment in the Fund and in an appropriate, broad-based securities market index for the same periods.
Growth of a Hypothetical $10,000 Investment
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Matthews Asia Innovators Fund (Institutional Class/MITEX)	30.42%	(0.40)%	10.47%
MSCI AC Asia ex Japan Index	33.02%	4.16%	8.92%
The Fund's past performance is not a good predictor of the Fund's future performance. Visit matthewsasia.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of Fund shares.
Key Fund Statistics
Fund net assets	$318,415,406
Total number of portfolio holdings	55
Portfolio turnover rate for the reporting period	97.7%
Total advisory fee paid	$2,026,098
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.

Top Ten Holdings

Taiwan Semiconductor Manufacturing Co., Ltd.	11.8%
Tencent Holdings, Ltd.	6.8%
Samsung Electronics Co., Ltd.	5.8%
Alibaba Group Holding, Ltd.	4.3%
SK Hynix, Inc.	3.8%
PDD Holdings, Inc.	3.3%
Eternal, Ltd.	3.2%
NAURA Technology Group Co., Ltd.	3.1%
Delta Electronics, Inc.	2.5%
Sea, Ltd.	2.3%
TOTAL	46.9%

Country Allocation

Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
How has the Fund Changed?
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at matthewsasia.com/documents or upon request at 1-800-789-2742.
On February 13, 2026, Matthews International Capital Management, LLC ("Matthews"), the investment adviser to the Funds, announced that Matthews intends to repurchase the ownership interests held by three existing investors, with the repurchases to be funded, in part, by the purchase of additional equity interests in Matthews by existing and certain other investors (the “Transaction”). Shareholders of the Funds are expected to be asked to approve a new investment advisory agreement with Matthews due to the change of control resulting from the Transaction.  The Transaction is expected to close in the second quarter of 2026, pending the satisfaction of all closing conditions, including approval by shareholders of each series of the Trust.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Matthews Asia Innovators Fund
MITEX 1225

Matthews Asia Innovators Fund
Investor Class/MATFX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Matthews Asia Innovators Fund (the "Fund") for the period of January 01, 2025 to December 31, 2025. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
This report describes changes to the Fund that occurred since the beginning of the reporting period.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$146	1.27%
Management's Discussion of Fund Performance
  For the year ended December 31, 2025, the Fund returned 30.22% (Investor Class) while its benchmark returned 33.02%.
  Asian equities delivered strong returns, outperforming U.S. stocks in 2025. Performance was supported by a favorable macro environment, positive investor sentiment toward artificial intelligence (AI) and easing geopolitical tensions. North Asia markets helped drive gains, as Taiwan and South Korea benefited from their global dominance in AI-related semiconductors.
  On a country basis, Taiwan was the top contributor to the Fund’s relative performance due to stock selection, including Taiwan Semiconductor Manufacturing Co., which benefited from its dominant position in the AI chip market. Indonesia also contributed due an underweight allocation. In contrast, China was the biggest detractor due to stock selection in areas including e-commerce where intense competition eroded margins and as the broader economy was hindered by weak consumption. Korea also detracted due to stock selection.
  On a sector basis, stock selection in information technology, including Samsung Electronics and SK Hynix, was the biggest contributor, helped by positive investor sentiment toward AI. On the other hand, consumer discretionary and industrials detracted the most due to stock selection while materials detracted due to zero allocation.
Fund Performance
The following graph compares the initial and subsequent account values for the past 10 years. It assumes a hypothetical $10,000 initial investment in the Fund and in an appropriate, broad-based securities market index for the same periods.
Growth of a Hypothetical $10,000 Investment
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Matthews Asia Innovators Fund (Investor Class/MATFX)	30.22%	(0.53)%	10.30%
MSCI AC Asia ex Japan Index	33.02%	4.16%	8.92%
The Fund's past performance is not a good predictor of the Fund's future performance. Visit matthewsasia.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of Fund shares.
Key Fund Statistics
Fund net assets	$318,415,406
Total number of portfolio holdings	55
Portfolio turnover rate for the reporting period	97.7%
Total advisory fee paid	$2,026,098
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.

Top Ten Holdings

Taiwan Semiconductor Manufacturing Co., Ltd.	11.8%
Tencent Holdings, Ltd.	6.8%
Samsung Electronics Co., Ltd.	5.8%
Alibaba Group Holding, Ltd.	4.3%
SK Hynix, Inc.	3.8%
PDD Holdings, Inc.	3.3%
Eternal, Ltd.	3.2%
NAURA Technology Group Co., Ltd.	3.1%
Delta Electronics, Inc.	2.5%
Sea, Ltd.	2.3%
TOTAL	46.9%

Country Allocation

Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
How has the Fund Changed?
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at matthewsasia.com/documents or upon request at 1-800-789-2742.
On February 13, 2026, Matthews International Capital Management, LLC ("Matthews"), the investment adviser to the Funds, announced that Matthews intends to repurchase the ownership interests held by three existing investors, with the repurchases to be funded, in part, by the purchase of additional equity interests in Matthews by existing and certain other investors (the “Transaction”). Shareholders of the Funds are expected to be asked to approve a new investment advisory agreement with Matthews due to the change of control resulting from the Transaction.  The Transaction is expected to close in the second quarter of 2026, pending the satisfaction of all closing conditions, including approval by shareholders of each series of the Trust.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Matthews Asia Innovators Fund
MATFX 1225

Matthews China Fund
Institutional Class/MICFX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Matthews China Fund (the "Fund") for the period of January 01, 2025 to December 31, 2025. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
This report describes changes to the Fund that occurred since the beginning of the reporting period.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$130	1.13%
Management's Discussion of Fund Performance
  For the year ended December 31, 2025, the Fund returned 29.93% (Institutional Class) while its primary benchmark returned 31.43%.
  China delivered robust returns in 2025, supported in part by easing geopolitical tensions with the U.S. After a challenging start to the year marked by the imposition of punitive U.S. tariffs, bilateral trade agreements in key areas including rare earths and technology signaled a pragmatic approach between the two countries that was welcomed by markets. Performance was further supported by a strong rally in technology and internet stocks. However, the broader economy and earnings growth were hindered by weak consumption and continued sluggishness of the property market.
  On a sector basis, stock selection in information technology, including Suzhou TFC Optical Communication, was the largest contributor to the Fund’s relative performance, supported by positive investor sentiment toward artificial intelligence (AI) and AI capital expenditure deployment. Alibaba Group was a significant absolute contributor to performance given positive sentiment towards its AI capabilities. Stock selection in financials, including New China Life Insurance and China Life Insurance, also contributed, aided by attractive valuations and by structural changes as policy measures encouraged household savings to move toward pension and investment products.
  On the other hand, consumer discretionary stocks, including China’s largest food delivery service provider Meituan, and BYD Co., a globally leading automaker, were the biggest detractors due to stock selection. Earnings across several industries, particularly in e-commerce and autos, were negatively impacted by aggressive competition which eroded profit margins. Relative performance was also negatively impacted by our underweight positions in Tencent Holdings and Alibaba versus the benchmark.
Fund Performance
The following graph compares the initial and subsequent account values for the past 10 years. It assumes a hypothetical $10,000 initial investment in the Fund and in an appropriate, broad-based securities market index for the same periods.
Growth of a Hypothetical $10,000 Investment
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Matthews China Fund (Institutional Class/MICFX)	29.93%	(3.77)%	6.64%
MSCI China Index	31.43%	(3.03)%	5.71%
MSCI China All Shares Index	29.22%	(2.26)%	4.34%
The Fund's past performance is not a good predictor of the Fund's future performance. Visit matthewsasia.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of Fund shares.
Key Fund Statistics
Fund net assets	$428,072,430
Total number of portfolio holdings	66
Portfolio turnover rate for the reporting period	36.7%
Total advisory fee paid	$2,877,921
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.

Top Ten Holdings

Tencent Holdings, Ltd.	10.8%
Alibaba Group Holding, Ltd.	8.7%
China Merchants Bank Co., Ltd.	4.4%
Ping An Insurance Group Co. of China, Ltd.	4.3%
CMOC Group, Ltd.	3.7%
China Construction Bank Corp.	3.5%
China Life Insurance Co., Ltd.	3.3%
JD.com, Inc.	3.0%
PDD Holdings, Inc.	2.7%
Meituan	2.4%
TOTAL	46.8%

Country Allocation

Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
How has the Fund Changed?
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at matthewsasia.com/documents or upon request at 1-800-789-2742.
On February 13, 2026, Matthews International Capital Management, LLC ("Matthews"), the investment adviser to the Funds, announced that Matthews intends to repurchase the ownership interests held by three existing investors, with the repurchases to be funded, in part, by the purchase of additional equity interests in Matthews by existing and certain other investors (the “Transaction”). Shareholders of the Funds are expected to be asked to approve a new investment advisory agreement with Matthews due to the change of control resulting from the Transaction.  The Transaction is expected to close in the second quarter of 2026, pending the satisfaction of all closing conditions, including approval by shareholders of each series of the Trust.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Matthews China Fund
MICFX 1225

Matthews China Fund
Investor Class/MCHFX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Matthews China Fund (the "Fund") for the period of January 01, 2025 to December 31, 2025. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
This report describes changes to the Fund that occurred since the beginning of the reporting period.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$144	1.25%
Management's Discussion of Fund Performance
  For the year ended December 31, 2025, the Fund returned 29.81% (Investor Class) while its primary benchmark returned 31.43%.
  China delivered robust returns in 2025, supported in part by easing geopolitical tensions with the U.S. After a challenging start to the year marked by the imposition of punitive U.S. tariffs, bilateral trade agreements in key areas including rare earths and technology signaled a pragmatic approach between the two countries that was welcomed by markets. Performance was further supported by a strong rally in technology and internet stocks. However, the broader economy and earnings growth were hindered by weak consumption and continued sluggishness of the property market.
  On a sector basis, stock selection in information technology, including Suzhou TFC Optical Communication, was the largest contributor to the Fund’s relative performance, supported by positive investor sentiment toward artificial intelligence (AI) and AI capital expenditure deployment. Alibaba Group was a significant absolute contributor to performance given positive sentiment towards its AI capabilities. Stock selection in financials, including New China Life Insurance and China Life Insurance, also contributed, aided by attractive valuations and by structural changes as policy measures encouraged household savings to move toward pension and investment products.
  On the other hand, consumer discretionary stocks, including China’s largest food delivery service provider Meituan, and BYD Co., a globally leading automaker, were the biggest detractors due to stock selection. Earnings across several industries, particularly in e-commerce and autos, were negatively impacted by aggressive competition which eroded profit margins. Relative performance was also negatively impacted by our underweight positions in Tencent Holdings and Alibaba versus benchmark.
Fund Performance
The following graph compares the initial and subsequent account values for the past 10 years. It assumes a hypothetical $10,000 initial investment in the Fund and in an appropriate, broad-based securities market index for the same periods.
Growth of a Hypothetical $10,000 Investment
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Matthews China Fund (Investor Class/MCHFX)	29.81%	(3.90)%	6.48%
MSCI China Index	31.43%	(3.03)%	5.71%
MSCI China All Shares Index	29.22%	(2.26)%	4.34%
The Fund's past performance is not a good predictor of the Fund's future performance. Visit matthewsasia.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of Fund shares.
Key Fund Statistics
Fund net assets	$428,072,430
Total number of portfolio holdings	66
Portfolio turnover rate for the reporting period	36.7%
Total advisory fee paid	$2,877,921
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Tencent Holdings, Ltd.	10.8%
Alibaba Group Holding, Ltd.	8.7%
China Merchants Bank Co., Ltd.	4.4%
Ping An Insurance Group Co. of China, Ltd.	4.3%
CMOC Group, Ltd.	3.7%
China Construction Bank Corp.	3.5%
China Life Insurance Co., Ltd.	3.3%
JD.com, Inc.	3.0%
PDD Holdings, Inc.	2.7%
Meituan	2.4%
TOTAL	46.8%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
How has the Fund Changed?
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at matthewsasia.com/documents or upon request at 1-800-789-2742.
On February 13, 2026, Matthews International Capital Management, LLC ("Matthews"), the investment adviser to the Funds, announced that Matthews intends to repurchase the ownership interests held by three existing investors, with the repurchases to be funded, in part, by the purchase of additional equity interests in Matthews by existing and certain other investors (the “Transaction”). Shareholders of the Funds are expected to be asked to approve a new investment advisory agreement with Matthews due to the change of control resulting from the Transaction.  The Transaction is expected to close in the second quarter of 2026, pending the satisfaction of all closing conditions, including approval by shareholders of each series of the Trust.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Matthews China Fund
MCHFX 1225

Matthews China Small Companies Fund
Institutional Class/MICHX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Matthews China Small Companies Fund (the "Fund") for the period of January 01, 2025 to December 31, 2025. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
This report describes changes to the Fund that occurred since the beginning of the reporting period.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$137	1.20%
Management's Discussion of Fund Performance
  For the year ended December 31, 2025, the Fund returned 29.15% (Institutional Class) while its benchmark returned 35.34%.
  China delivered robust returns in 2025, supported in part by easing geopolitical tensions with the U.S. After a challenging start to the year marked by the imposition of punitive U.S. tariffs, bilateral trade agreements in key areas including rare earths and technology signaled a pragmatic approach between the two countries that was welcomed by markets. Performance was further supported by a strong rally in technology and internet stocks. However, the broader economy and earnings growth were hindered by weak consumption and continued sluggishness of the property market.
  On a sector basis, stock selection in information technology was the largest contributor to the Fund’s relative performance. ACM Research, a manufacturer of hi-tech equipment for the semiconductor industry, benefited from strong demand driven by the global rollout of artificial intelligence infrastructure. Stock selection in energy also contributed meaningfully, benefiting from global growth in renewable projects.
  Conversely, stock selection in communication services and industrials detracted. Yangzijiang Shipbuilding, an industrials company, declined early in 2025 amid a short-term slowdown in order bookings related to increased geopolitical tensions with the U.S.
Fund Performance
The following graph compares the initial and subsequent account values for the life of the Fund. It assumes a hypothetical $10,000 initial investment in the Fund and in an appropriate, broad-based securities market index for the same periods.
Growth of a Hypothetical $10,000 Investment
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception (11/30/17)
Matthews China Small Companies Fund (Institutional Class/MICHX)	29.15%	(6.05)%	5.92%
MSCI China Index	31.43%	(3.03)%	1.62%
MSCI China Small Cap Index	35.34%	(5.18)%	(1.80)%
The Fund's past performance is not a good predictor of the Fund's future performance. Visit matthewsasia.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of Fund shares.
Key Fund Statistics
Fund net assets	$65,034,565
Total number of portfolio holdings	59
Portfolio turnover rate for the reporting period	36.8%
Total advisory fee paid	$430,438
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.

Top Ten Holdings

Yantai Jereh Oilfield Services Group Co., Ltd.	4.9%
Hongfa Technology Co., Ltd.	4.8%
ACM Research, Inc.	4.3%
Atour Lifestyle Holdings, Ltd.	3.7%
Zhejiang Shuanghuan Driveline Co., Ltd.	3.6%
Tongcheng Travel Holdings, Ltd.	3.4%
Wasion Holdings, Ltd.	3.4%
Minth Group, Ltd.	3.3%
NetEase Cloud Music, Inc.	2.9%
Sunresin New Materials Co., Ltd.	2.6%
TOTAL	36.9%

Country Allocation

Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
How has the Fund Changed?
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at matthewsasia.com/documents or upon request at 1-800-789-2742.
On February 13, 2026, Matthews International Capital Management, LLC ("Matthews"), the investment adviser to the Funds, announced that Matthews intends to repurchase the ownership interests held by three existing investors, with the repurchases to be funded, in part, by the purchase of additional equity interests in Matthews by existing and certain other investors (the “Transaction”). Shareholders of the Funds are expected to be asked to approve a new investment advisory agreement with Matthews due to the change of control resulting from the Transaction.  The Transaction is expected to close in the second quarter of 2026, pending the satisfaction of all closing conditions, including approval by shareholders of each series of the Trust.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Matthews China Small Companies Fund
MICHX 1225

Matthews China Small Companies Fund
Investor Class/MCSMX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Matthews China Small Companies Fund (the "Fund") for the period of January 01, 2025 to December 31, 2025. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
This report describes changes to the Fund that occurred since the beginning of the reporting period.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$160	1.40%
Management's Discussion of Fund Performance
  For the year ended December 31, 2025, the Fund returned 28.83% (Investor Class) while its benchmark returned 35.34%.
  China delivered robust returns in 2025, supported in part by easing geopolitical tensions with the U.S. After a challenging start to the year marked by the imposition of punitive U.S. tariffs, bilateral trade agreements in key areas including rare earths and technology signaled a pragmatic approach between the two countries that was welcomed by markets. Performance was further supported by a strong rally in technology and internet stocks. However, the broader economy and earnings growth were hindered by weak consumption and continued sluggishness of the property market.
  On a sector basis, stock selection in information technology was the largest contributor to the Fund’s relative performance. ACM Research, a manufacturer of hi-tech equipment for the semiconductor industry, benefited from strong demand driven by the global rollout of artificial intelligence infrastructure. Stock selection in energy also contributed meaningfully, benefiting from global growth in renewable projects.
  Conversely, stock selection in communication services and industrials detracted. Yangzijiang Shipbuilding, an industrials company, declined early in 2025 amid a short-term slowdown in order bookings related to increased geopolitical tensions with the U.S.
Fund Performance
The following graph compares the initial and subsequent account values for the past 10 years. It assumes a hypothetical $10,000 initial investment in the Fund and in an appropriate, broad-based securities market index for the same periods.
Growth of a Hypothetical $10,000 Investment
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Matthews China Small Companies Fund (Investor Class/MCSMX)	28.83%	(6.25)%	8.27%
MSCI China Index	31.43%	(3.03)%	5.71%
MSCI China Small Cap Index	35.34%	(5.18)%	(0.20)%
The Fund's past performance is not a good predictor of the Fund's future performance. Visit matthewsasia.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of Fund shares.
Key Fund Statistics
Fund net assets	$65,034,565
Total number of portfolio holdings	59
Portfolio turnover rate for the reporting period	36.8%
Total advisory fee paid	$430,438
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.

Top Ten Holdings

Yantai Jereh Oilfield Services Group Co., Ltd.	4.9%
Hongfa Technology Co., Ltd.	4.8%
ACM Research, Inc.	4.3%
Atour Lifestyle Holdings, Ltd.	3.7%
Zhejiang Shuanghuan Driveline Co., Ltd.	3.6%
Tongcheng Travel Holdings, Ltd.	3.4%
Wasion Holdings, Ltd.	3.4%
Minth Group, Ltd.	3.3%
NetEase Cloud Music, Inc.	2.9%
Sunresin New Materials Co., Ltd.	2.6%
TOTAL	36.9%

Country Allocation

Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
How has the Fund Changed?
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at matthewsasia.com/documents or upon request at 1-800-789-2742.
On February 13, 2026, Matthews International Capital Management, LLC ("Matthews"), the investment adviser to the Funds, announced that Matthews intends to repurchase the ownership interests held by three existing investors, with the repurchases to be funded, in part, by the purchase of additional equity interests in Matthews by existing and certain other investors (the “Transaction”). Shareholders of the Funds are expected to be asked to approve a new investment advisory agreement with Matthews due to the change of control resulting from the Transaction.  The Transaction is expected to close in the second quarter of 2026, pending the satisfaction of all closing conditions, including approval by shareholders of each series of the Trust.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Matthews China Small Companies Fund
MCSMX 1225

Matthews India Fund
Institutional Class/MIDNX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Matthews India Fund (the "Fund") for the period of January 01, 2025 to December 31, 2025. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
This report describes changes to the Fund that occurred since the beginning of the reporting period.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$115	1.14%
Management's Discussion of Fund Performance
  For the year ended December 31, 2025, the Fund returned 1.67% (Institutional Class) while its benchmark returned 4.29%.
  India underperformed Asia in 2025, weighed down by foreign institutional investor outflows amid concerns about growth prospects and generally expensive valuations. Geopolitical tensions, including India’s continued purchases of Russian oil and ongoing negotiations related to U.S. tariffs, also remained a negative overhang on the market.
  On a sector basis, stock selection in financials, including leading non-banking financial services companies Shriram Finance Ltd. and Bajaj Finance Ltd., was the biggest contributor to the Fund’s relative performance. The sector performed well, supported by interest rate cuts and expectations of increased business activity. Consumer discretionary also contributed due to stock selection as did utilities due to an underweight allocation.
  Conversely, stock selection in information technology was the biggest detractor. Infosys and Tata Consultancy Services, both IT and consulting services firms, were impacted by negative sector sentiment amid concerns the global boom in artificial intelligence may disrupt the sector. The materials sector detracted due to an underweight allocation, as did industrials, due to stock selection.
Fund Performance
The following graph compares the initial and subsequent account values for the past 10 years. It assumes a hypothetical $10,000 initial investment in the Fund and in an appropriate, broad-based securities market index for the same periods.
Growth of a Hypothetical $10,000 Investment
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Matthews India Fund (Institutional Class/MIDNX)	1.67%	8.10%	7.56%
MSCI India Index	4.29%	10.75%	10.17%
The Fund's past performance is not a good predictor of the Fund's future performance. Visit matthewsasia.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of Fund shares.
Key Fund Statistics
Fund net assets	$707,037,664
Total number of portfolio holdings	71
Portfolio turnover rate for the reporting period	54.0%
Total advisory fee paid	$5,409,583
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
HDFC Bank, Ltd.	8.8%
Eternal, Ltd.	6.5%
ICICI Bank, Ltd.	5.4%
Reliance Industries, Ltd.	5.0%
Bajaj Finance, Ltd.	4.5%
Swiggy, Ltd.	4.3%
Shriram Finance, Ltd.	4.3%
Bharti Airtel, Ltd.	4.1%
Infosys, Ltd.	3.7%
Mahindra & Mahindra, Ltd.	3.3%
TOTAL	49.9%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
How has the Fund Changed?
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at matthewsasia.com/documents or upon request at 1-800-789-2742.
On February 13, 2026, Matthews International Capital Management, LLC ("Matthews"), the investment adviser to the Funds, announced that Matthews intends to repurchase the ownership interests held by three existing investors, with the repurchases to be funded, in part, by the purchase of additional equity interests in Matthews by existing and certain other investors (the “Transaction”). Shareholders of the Funds are expected to be asked to approve a new investment advisory agreement with Matthews due to the change of control resulting from the Transaction.  The Transaction is expected to close in the second quarter of 2026, pending the satisfaction of all closing conditions, including approval by shareholders of each series of the Trust.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Matthews India Fund
MIDNX 1225

Matthews India Fund
Investor Class/MINDX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Matthews India Fund (the "Fund") for the period of January 01, 2025 to December 31, 2025. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
This report describes changes to the Fund that occurred since the beginning of the reporting period.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$127	1.26%
Management's Discussion of Fund Performance
  For the year ended December 31, 2025, the Fund returned 1.55% (Investor Class) while its benchmark returned 4.29%.
  India underperformed Asia in 2025, weighed down by foreign institutional investor outflows amid concerns about growth prospects and generally expensive valuations. Geopolitical tensions, including India’s continued purchases of Russian oil and ongoing negotiations related to U.S. tariffs, also remained a negative overhang on the market.
  On a sector basis, stock selection in financials, including leading non-banking financial services companies Shriram Finance Ltd. and Bajaj Finance Ltd., was the biggest contributor to the Fund’s relative performance. The sector performed well, supported by interest rate cuts and expectations of increased business activity. Consumer discretionary also contributed due to stock selection as did utilities due to an underweight allocation.
  Conversely, stock selection in information technology was the biggest detractor. Infosys and Tata Consultancy Services, both IT and consulting services firms, were impacted by negative sector sentiment amid concerns the global boom in artificial intelligence may disrupt the sector. The materials sector detracted due to an underweight allocation, as did industrials, due to stock selection.
Fund Performance
The following graph compares the initial and subsequent account values for the past 10 years. It assumes a hypothetical $10,000 initial investment in the Fund and in an appropriate, broad-based securities market index for the same periods.
Growth of a Hypothetical $10,000 Investment
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Matthews India Fund (Investor Class/MINDX)	1.55%	7.96%	7.40%
MSCI India Index	4.29%	10.75%	10.17%
The Fund's past performance is not a good predictor of the Fund's future performance. Visit matthewsasia.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of Fund shares.
Key Fund Statistics
Fund net assets	$707,037,664
Total number of portfolio holdings	71
Portfolio turnover rate for the reporting period	54.0%
Total advisory fee paid	$5,409,583
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
HDFC Bank, Ltd.	8.8%
Eternal, Ltd.	6.5%
ICICI Bank, Ltd.	5.4%
Reliance Industries, Ltd.	5.0%
Bajaj Finance, Ltd.	4.5%
Swiggy, Ltd.	4.3%
Shriram Finance, Ltd.	4.3%
Bharti Airtel, Ltd.	4.1%
Infosys, Ltd.	3.7%
Mahindra & Mahindra, Ltd.	3.3%
TOTAL	49.9%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
How has the Fund Changed?
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at matthewsasia.com/documents or upon request at 1-800-789-2742.
On February 13, 2026, Matthews International Capital Management, LLC ("Matthews"), the investment adviser to the Funds, announced that Matthews intends to repurchase the ownership interests held by three existing investors, with the repurchases to be funded, in part, by the purchase of additional equity interests in Matthews by existing and certain other investors (the “Transaction”). Shareholders of the Funds are expected to be asked to approve a new investment advisory agreement with Matthews due to the change of control resulting from the Transaction.  The Transaction is expected to close in the second quarter of 2026, pending the satisfaction of all closing conditions, including approval by shareholders of each series of the Trust.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Matthews India Fund
MINDX 1225

Matthews Japan Fund
Institutional Class/MIJFX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Matthews Japan Fund (the "Fund") for the period of January 01, 2025 to December 31, 2025. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
This report describes changes to the Fund that occurred since the beginning of the reporting period.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$123	1.10%
Management's Discussion of Fund Performance
  For the year ended December 31, 2025, the Fund returned 22.86% (Institutional Class) while its benchmark returned 25.05%.
  Japan’s market showed underlying strength supported by an increase in multiples, generally solid earnings and ongoing corporate reforms.
  Consumer discretionary, information technology and industrials were the top three contributors to the Fund’s relative performance due to stock selection as Japanese corporates delivered resilient earnings and investors benefited from corporate governance changes which continued to incentivize more shareholder-friendly capital allocation, including stock buybacks and dividend increases. NEC, an IT company, and Marubeni Corp., a global trading company involved in energy, metals, power, and IT, were among the top performers as global demand related to the roll-out of artificial intelligence (AI) equipment and infrastructure increased.
  In the second half of the year, the market was impacted by political change and policy uncertainty following the election of Prime Minister Sanae Takaichi. The top three detractors were consumer staples, financials and communication services due to stock selection. The largest detractors included Recruit Holdings, a human resources (HR) company, and Tokio Marine, a global insurer. As some areas of the market increasingly exhibited exuberance related to AI themes, we avoided stocks driven by price momentum and focused on companies with strong fundamentals.
Fund Performance
The following graph compares the initial and subsequent account values for the past 10 years. It assumes a hypothetical $10,000 initial investment in the Fund and in an appropriate, broad-based securities market index for the same periods.
Growth of a Hypothetical $10,000 Investment
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Matthews Japan Fund (Institutional Class/MIJFX)	22.86%	3.66%	7.69%
MSCI Japan Index	25.05%	6.99%	8.01%
The Fund's past performance is not a good predictor of the Fund's future performance. Visit matthewsasia.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of Fund shares.
Key Fund Statistics
Fund net assets	$717,887,071
Total number of portfolio holdings	49
Portfolio turnover rate for the reporting period	106.9%
Total advisory fee paid	$4,802,943
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Sony Group Corp.	5.7%
Mitsubishi UFJ Financial Group, Inc.	4.8%
Hitachi, Ltd.	4.7%
Tokyo Electron, Ltd.	4.2%
Sumitomo Mitsui Financial Group, Inc.	3.8%
Toyota Motor Corp.	3.1%
ORIX Corp.	3.0%
Marubeni Corp.	3.0%
NEC Corp.	2.9%
Sumitomo Corp.	2.7%
TOTAL	37.9%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
How has the Fund Changed?
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at matthewsasia.com/documents or upon request at 1-800-789-2742.
On February 13, 2026, Matthews International Capital Management, LLC ("Matthews"), the investment adviser to the Funds, announced that Matthews intends to repurchase the ownership interests held by three existing investors, with the repurchases to be funded, in part, by the purchase of additional equity interests in Matthews by existing and certain other investors (the “Transaction”). Shareholders of the Funds are expected to be asked to approve a new investment advisory agreement with Matthews due to the change of control resulting from the Transaction.  The Transaction is expected to close in the second quarter of 2026, pending the satisfaction of all closing conditions, including approval by shareholders of each series of the Trust.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Matthews Japan Fund
MIJFX 1225

Matthews Japan Fund
Investor Class/MJFOX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Matthews Japan Fund (the "Fund") for the period of January 01, 2025 to December 31, 2025. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
This report describes changes to the Fund that occurred since the beginning of the reporting period.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$129	1.16%
Management's Discussion of Fund Performance
  For the year ended December 31, 2025, the Fund returned 22.76% (Investor Class) while its benchmark returned 25.05%.
  Japan’s market showed underlying strength supported by an increase in multiples, generally solid earnings and ongoing corporate reforms.
  Consumer discretionary, information technology and industrials were the top three contributors to the Fund’s relative performance due to stock selection as Japanese corporates delivered resilient earnings and investors benefited from corporate governance changes which continued to incentivize more shareholder-friendly capital allocation, including stock buybacks and dividend increases. NEC, an IT company, and Marubeni Corp., a global trading company involved in energy, metals, power, and IT, were among the top performers as global demand related to the roll-out of artificial intelligence (AI) equipment and infrastructure increased.
  In the second half of the year, the market was impacted by political change and policy uncertainty following the election of Prime Minister Sanae Takaichi. The top three detractors were consumer staples, financials and communication services due to stock selection. The largest detractors included Recruit Holdings, a human resources (HR) company, and Tokio Marine, a global insurer. As some areas of the market increasingly exhibited exuberance related to AI themes, we avoided stocks driven by price momentum and focused on companies with strong fundamentals.
Fund Performance
The following graph compares the initial and subsequent account values for the past 10 years. It assumes a hypothetical $10,000 initial investment in the Fund and in an appropriate, broad-based securities market index for the same periods.
Growth of a Hypothetical $10,000 Investment
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Matthews Japan Fund (Investor Class/MJFOX)	22.76%	3.59%	7.61%
MSCI Japan Index	25.05%	6.99%	8.01%
The Fund's past performance is not a good predictor of the Fund's future performance. Visit matthewsasia.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of Fund shares.
Key Fund Statistics
Fund net assets	$717,887,071
Total number of portfolio holdings	49
Portfolio turnover rate for the reporting period	106.9%
Total advisory fee paid	$4,802,943
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Sony Group Corp.	5.7%
Mitsubishi UFJ Financial Group, Inc.	4.8%
Hitachi, Ltd.	4.7%
Tokyo Electron, Ltd.	4.2%
Sumitomo Mitsui Financial Group, Inc.	3.8%
Toyota Motor Corp.	3.1%
ORIX Corp.	3.0%
Marubeni Corp.	3.0%
NEC Corp.	2.9%
Sumitomo Corp.	2.7%
TOTAL	37.9%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
How has the Fund Changed?
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at matthewsasia.com/documents or upon request at 1-800-789-2742.
On February 13, 2026, Matthews International Capital Management, LLC ("Matthews"), the investment adviser to the Funds, announced that Matthews intends to repurchase the ownership interests held by three existing investors, with the repurchases to be funded, in part, by the purchase of additional equity interests in Matthews by existing and certain other investors (the “Transaction”). Shareholders of the Funds are expected to be asked to approve a new investment advisory agreement with Matthews due to the change of control resulting from the Transaction.  The Transaction is expected to close in the second quarter of 2026, pending the satisfaction of all closing conditions, including approval by shareholders of each series of the Trust.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Matthews Japan Fund
MJFOX 1225

Matthews Asia Dividend Fund
Institutional Class/MIPIX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Matthews Asia Dividend Fund (the "Fund") for the period of January 01, 2025 to December 31, 2025. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
This report describes changes to the Fund that occurred since the beginning of the reporting period.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$124	1.10%
Management's Discussion of Fund Performance
  For the year ended December 31, 2025, the Fund returned 27.06% (Institutional Class) while its benchmark returned 28.59%.
  Asian equities delivered strong returns, outperforming U.S. stocks in 2025. Performance was supported by a favorable macro environment, positive investor sentiment toward artificial intelligence (AI) and easing geopolitical tensions. Japan’s market showed underlying strength supported by an increase in multiples, generally solid earnings and ongoing corporate reforms.
  On a country basis, Japan and Taiwan were the top contributors to the Fund’s relative performance due to stock selection, including Marubeni, a Japanese trading company that has a strong focus on improving its return on equity and shareholder returns. Conversely, China/Hong Kong was the largest detractor, due to stock selection primarily among consumer discretionary companies where intense competition pressured margins amid weak consumption. South Korea also detracted due to stock selection; however, an overweight allocation to the country, intended to capture attractively priced, above-market dividend-yielding stocks, contributed to absolute returns.
  On a sector basis, stock selection in information technology, including Taiwan Semiconductor Manufacturing Co., Samsung Electronics and NEC Corp., contributed the most, helped by positive investor sentiment toward AI. Stock selection in industrials, including Marubeni and Dongfang Electric, a Chinese power company, also contributed to returns. Stock selection in financials contributed positively, including Hana Financial Group, AIA Group and Ping An Insurance. In contrast, consumer staples, including Wuliangye Yibin in China and Asahi Group in Japan, detracted due to an overweight allocation and stock selection. Materials detracted due to stock selection and real estate detracted due to an overweight allocation and stock selection.
Fund Performance
The following graph compares the initial and subsequent account values for the past 10 years. It assumes a hypothetical $10,000 initial investment in the Fund and in an appropriate, broad-based securities market index for the same periods.
Growth of a Hypothetical $10,000 Investment
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Matthews Asia Dividend Fund (Institutional Class/MIPIX)	27.06%	(0.65)%	5.69%
MSCI AC Asia Pacific Index	28.59%	5.36%	8.45%
The Fund's past performance is not a good predictor of the Fund's future performance. Visit matthewsasia.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of Fund shares.
Key Fund Statistics
Fund net assets	$542,614,489
Total number of portfolio holdings	63
Portfolio turnover rate for the reporting period	56.7%
Total advisory fee paid	$4,019,649
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	10.6%
Samsung Electronics Co., Ltd.	5.5%
Tencent Holdings, Ltd.	5.0%
Hana Financial Group, Inc.	3.0%
Mitsubishi UFJ Financial Group, Inc.	2.3%
Alibaba Group Holding, Ltd.	2.2%
ORIX Corp.	2.1%
Industrial & Commercial Bank of China, Ltd.	2.1%
Marubeni Corp.	2.1%
Yuexiu Transport Infrastructure, Ltd.	2.0%
TOTAL	36.9%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
How has the Fund Changed?
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at matthewsasia.com/documents or upon request at 1-800-789-2742.
On January 27, 2026, the Matthews China Dividend Fund was reorganized into the Matthews Asia Dividend Fund.
On February 13, 2026, Matthews International Capital Management, LLC ("Matthews"), the investment adviser to the Funds, announced that Matthews intends to repurchase the ownership interests held by three existing investors, with the repurchases to be funded, in part, by the purchase of additional equity interests in Matthews by existing and certain other investors (the “Transaction”). Shareholders of the Funds are expected to be asked to approve a new investment advisory agreement with Matthews due to the change of control resulting from the Transaction.  The Transaction is expected to close in the second quarter of 2026, pending the satisfaction of all closing conditions, including approval by shareholders of each series of the Trust.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Matthews Asia Dividend Fund
MIPIX 1225

Matthews Asia Dividend Fund
Investor Class/MAPIX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Matthews Asia Dividend Fund (the "Fund") for the period of January 01, 2025 to December 31, 2025. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
This report describes changes to the Fund that occurred since the beginning of the reporting period.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$136	1.21%
Management's Discussion of Fund Performance
  For the year ended December 31, 2025, the Fund returned 26.88% (Investor Class) while its benchmark returned 28.59%.
  Asian equities delivered strong returns, outperforming U.S. stocks in 2025. Performance was supported by a favorable macro environment, positive investor sentiment toward artificial intelligence (AI) and easing geopolitical tensions. Japan’s market showed underlying strength supported by an increase in multiples, generally solid earnings and ongoing corporate reforms.
  On a country basis, Japan and Taiwan were the top contributors to the Fund’s relative performance due to stock selection, including Marubeni, a Japanese trading company that has a strong focus on improving its return on equity and shareholder returns. Conversely, China/Hong Kong was the largest detractor, due to stock selection primarily among consumer discretionary companies where intense competition pressured margins amid weak consumption. South Korea also detracted due to stock selection; however, an overweight allocation to the country, intended to capture attractively priced, above-market dividend-yielding stocks, contributed to absolute returns.
  On a sector basis, stock selection in information technology, including Taiwan Semiconductor Manufacturing Co., Samsung Electronics and NEC Corp., contributed the most, helped by positive investor sentiment toward AI. Stock selection in industrials, including Marubeni and Dongfang Electric, a Chinese power company, also contributed to returns. Stock selection in financials contributed positively, including Hana Financial Group, AIA Group and Ping An Insurance. In contrast, consumer staples, including Wuliangye Yibin in China and Asahi Group in Japan, detracted due to an overweight allocation and stock selection. Materials detracted due to stock selection and real estate detracted due to an overweight allocation and stock selection.
Fund Performance
The following graph compares the initial and subsequent account values for the past 10 years. It assumes a hypothetical $10,000 initial investment in the Fund and in an appropriate, broad-based securities market index for the same periods.
Growth of a Hypothetical $10,000 Investment
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Matthews Asia Dividend Fund (Investor Class/MAPIX)	26.88%	(0.76)%	5.57%
MSCI AC Asia Pacific Index	28.59%	5.36%	8.45%
The Fund's past performance is not a good predictor of the Fund's future performance. Visit matthewsasia.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of Fund shares.
Key Fund Statistics
Fund net assets	$542,614,489
Total number of portfolio holdings	63
Portfolio turnover rate for the reporting period	56.7%
Total advisory fee paid	$4,019,649
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	10.6%
Samsung Electronics Co., Ltd.	5.5%
Tencent Holdings, Ltd.	5.0%
Hana Financial Group, Inc.	3.0%
Mitsubishi UFJ Financial Group, Inc.	2.3%
Alibaba Group Holding, Ltd.	2.2%
ORIX Corp.	2.1%
Industrial & Commercial Bank of China, Ltd.	2.1%
Marubeni Corp.	2.1%
Yuexiu Transport Infrastructure, Ltd.	2.0%
TOTAL	36.9%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
How has the Fund Changed?
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at matthewsasia.com/documents or upon request at 1-800-789-2742.
On January 27, 2026, the Matthews China Dividend Fund was reorganized into the Matthews Asia Dividend Fund.
On February 13, 2026, Matthews International Capital Management, LLC ("Matthews"), the investment adviser to the Funds, announced that Matthews intends to repurchase the ownership interests held by three existing investors, with the repurchases to be funded, in part, by the purchase of additional equity interests in Matthews by existing and certain other investors (the “Transaction”). Shareholders of the Funds are expected to be asked to approve a new investment advisory agreement with Matthews due to the change of control resulting from the Transaction.  The Transaction is expected to close in the second quarter of 2026, pending the satisfaction of all closing conditions, including approval by shareholders of each series of the Trust.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Matthews Asia Dividend Fund
MAPIX 1225

Matthews Emerging Markets Equity Active ETF
MEM
Listed on the NYSE Arca
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Matthews Emerging Markets Equity Active ETF (the "Fund") for the period of January 01, 2025 to December 31, 2025. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.
This report describes changes to the Fund that occurred since the beginning of the reporting period.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Matthews Emerging Markets Equity Active ETF	$90	0.79%
Management's Discussion of Fund Performance
  For the year ended December 31, 2025, the Fund returned 27.53%, (NAV) and 28.37% (Market Price) while its benchmark, the MSCI Emerging Markets Index, returned 34.36%.
  2025 marked the first time in five years that emerging markets equities outperformed U.S. stocks supported by a favorable macro environment, positive investor sentiment toward artificial intelligence (AI) and easing geopolitical tensions. North Asia markets helped drive gains, as Taiwan and South Korea benefited from their global dominance in AI-related semiconductors. Korean equities also gained from market-friendly governance reforms and a cyclical revival in heavy industrial sectors.
  On a country basis, Taiwan was among the top contributors to the Fund’s relative performance due to stock selection including Taiwan Semiconductor Manufacturing Co., which benefited from its dominant position in the AI chip market. Conversely, China was the largest detractor due to stock selection in areas including e-commerce where intense competition eroded margins and as the broader economy was hindered by weak consumption. South Africa and Brazil were detractors due to stock selection when both countries were impacted by macroeconomic headwinds and tariff concerns in the period.
  On a sector basis, stock selection in information technology, including Tencent Holdings, was the biggest contributor, helped by positive investor sentiment toward AI. Conversely, consumer discretionary detracted the most due to stock selection, while industrials detracted due to stock selection and materials detracted due to an underweight allocation.
Fund Performance
The following graph compares the initial and subsequent account values for the life of the Fund. It assumes a hypothetical $10,000 initial investment in the Fund and in an appropriate, broad-based securities market index for the same periods.
Growth of a Hypothetical $10,000 Investment
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception (7/13/22)
Matthews Emerging Markets Equity Active ETF - NAV Return	27.53%	14.61%
MSCI Emerging Markets Index	34.36%	14.50%
The Fund's past performance is not a good predictor of the Fund's future performance. Visit matthewsasia.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of Fund shares.
Key Fund Statistics
Fund net assets	$42,883,715
Total number of portfolio holdings	73
Portfolio turnover rate for the reporting period	118.4%
Total advisory fee paid	$333,914
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings *
Taiwan Semiconductor Manufacturing Co., Ltd.	12.1%
Tencent Holdings, Ltd.	6.0%
Alibaba Group Holding, Ltd.	5.9%
Samsung Electronics Co., Ltd.	3.9%
HDFC Bank, Ltd.	3.1%
SK Hynix, Inc.	2.6%
Antofagasta PLC	2.2%
Itau Unibanco Holding SA	2.2%
Korea Investment Holdings Co., Ltd.	2.2%
HD Hyundai Electric Co., Ltd.	2.1%
TOTAL	42.3%
Country Allocation
Sector Allocation
* Excludes short-term securities, if any.
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
How has the Fund Changed?
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at matthewsasia.com/documents or upon request at 833.228.5605.
On February 13, 2026, Matthews International Capital Management, LLC ("Matthews"), the investment adviser to the Funds, announced that Matthews intends to repurchase the ownership interests held by three existing investors, with the repurchases to be funded, in part, by the purchase of additional equity interests in Matthews by existing and certain other investors (the “Transaction”). Shareholders of the Funds are expected to be asked to approve a new investment management agreement with Matthews due to the change of control resulting from the Transaction.  The Transaction is expected to close in the second quarter of 2026, pending the satisfaction of all closing conditions, including approval by shareholders of each series of the Trust.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.
Matthews Emerging Markets Equity Active ETF
MEM 1225

Matthews Emerging Markets ex China Active ETF
MEMX
Listed on the NYSE Arca
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Matthews Emerging Markets ex China Active ETF (the "Fund") for the period of January 01, 2025 to December 31, 2025. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.
This report describes changes to the Fund that occurred since the beginning of the reporting period.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Matthews Emerging Markets ex China Active ETF	$91	0.79%
Management's Discussion of Fund Performance
  For the year ended December 31, 2025, the Fund returned 30.78% (NAV) and 31.82% (Market Price) while its benchmark returned 35.64%.
  2025 marked the first time in five years that emerging markets equities outperformed U.S. stocks supported by a favorable macro environment, positive investor sentiment toward artificial intelligence (AI) and easing geopolitical tensions. North Asia markets helped drive overall gains, as Taiwan and South Korea benefited from their global dominance in AI-related semiconductors. Korean equities also gained from market-friendly governance reforms and a cyclical revival in heavy industrial sectors.
  On a country basis, India was the top contributor to the Fund’s relative performance due to an underweight allocation as the market was impacted by negative investor sentiment related to concerns over economic growth prospects and geopolitical tensions. Saudi Arabia contributed due to an underweight allocation and Peru contributed due to an overweight allocation and stock selection, including Compania de Minas Buenaventura, a metals mining company which gained from strong earnings and high prices in key metals. In contrast, South Africa was the biggest detractor due to stock selection. Indonesia detracted because of an overweight allocation amid a backdrop of political instability while Poland detracted due to stock selection as InPost, a logistics company, was impacted by concerns over profitability. Thailand also detracted due to stock selection.
  On a sector basis, an underweight allocation and stock selection in utilities was the biggest contributor, followed by stock selection in information technology as Samsung Electronics and SK Hynix, leading manufacturers of memory chips outperformed, amid the rapid global roll-out of AI infrastructure. An underweight allocation to energy was also a contributor. Conversely, stock selection in industrials was the biggest detractor, followed by health care and consumer discretionary, including Eclat Textile, a Taiwanese sports apparel maker, due to an overweight allocation.
Fund Performance
The following graph compares the initial and subsequent account values for the life of the Fund. It assumes a hypothetical $10,000 initial investment in the Fund and in an appropriate, broad-based securities market index for the same periods.
Growth of a Hypothetical $10,000 Investment
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception (1/10/23)
Matthews Emerging Markets ex China Active ETF - NAV Return	30.78%	16.14%
MSCI Emerging Markets ex China Index	35.64%	18.00%
The Fund's past performance is not a good predictor of the Fund's future performance. Visit matthewsasia.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of Fund shares.
Key Fund Statistics
Fund net assets	$35,158,140
Total number of portfolio holdings	83
Portfolio turnover rate for the reporting period	102.2%
Total advisory fee paid	$277,518
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings *
Taiwan Semiconductor Manufacturing Co., Ltd.	12.0%
Samsung Electronics Co., Ltd.	7.3%
SK Hynix, Inc.	3.1%
Grab Holdings, Ltd.	1.7%
NU Holdings, Ltd.	1.6%
Cia de Minas Buenaventura SAA	1.6%
Mahindra & Mahindra, Ltd.	1.6%
HDFC Bank, Ltd.	1.5%
ICICI Bank, Ltd.	1.4%
Asia Commercial Bank JSC	1.4%
TOTAL	33.2%
Country Allocation
Sector Allocation
* Excludes short-term securities, if any.
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
How has the Fund Changed?
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at matthewsasia.com/documents or upon request at 833.228.5605.
On February 13, 2026, Matthews International Capital Management, LLC ("Matthews"), the investment adviser to the Funds, announced that Matthews intends to repurchase the ownership interests held by three existing investors, with the repurchases to be funded, in part, by the purchase of additional equity interests in Matthews by existing and certain other investors (the “Transaction”). Shareholders of the Funds are expected to be asked to approve a new investment management agreement with Matthews due to the change of control resulting from the Transaction.  The Transaction is expected to close in the second quarter of 2026, pending the satisfaction of all closing conditions, including approval by shareholders of each series of the Trust.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.
Matthews Emerging Markets ex China Active ETF
MEMX 1225

Matthews Emerging Markets Sustainable Future Active ETF
EMSF
Listed on the NYSE Arca
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Matthews Emerging Markets Sustainable Future Active ETF (the "Fund") for the period of January 01, 2025 to December 31, 2025. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.
This report describes changes to the Fund that occurred since the beginning of the reporting period.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Matthews Emerging Markets Sustainable Future Active ETF	$89	0.79%
Management's Discussion of Fund Performance
  For the year ended December 31, 2025, the Fund returned 25.68%, (NAV) and 25.83% (Market Price) while its benchmark returned 34.36%.
  2025 marked the first time in five years that emerging markets equities outperformed U.S. stocks supported by a favorable macro environment, positive investor sentiment toward artificial intelligence (AI) and easing geopolitical tensions. North Asia markets helped drive gains, as Taiwan and South Korea benefited from their global dominance in AI-related semiconductors. Korean equities also gained from market-friendly governance reforms and a cyclical revival in heavy industrial sectors.
  On a country basis, stock selection in Brazil and South Korea and an underweight allocation in Saudi Arabia were among the top contributors to the Fund’s relative performance. An off-benchmark allocation to the U.S., including Micron Technology, also supported gains as an increase in demand for AI-related high-bandwidth (HBM) chips drove up volumes and margins. In contrast, stock selection in China/Hong Kong and South Africa detracted, and stock selection and an overweight allocation to India detracted. In China, Meituan was hurt by margin erosion due to intensive competition in food delivery and Legend Biotech, a commercial-stage biopharma company, was impacted by concerns over competition from new entrants and alternative therapies. In addition, stocks in India were impacted by weakening confidence and concerns over nominal GDP growth.
  On a sector basis, stock selection in consumer staples, including JD Health International, a Chinese online health care platform, contributed the most. A zero allocation in energy and stock selection and an overweight allocation to information technology also contributed. Conversely, stock selection in consumer discretionary, financials and health care detracted.
Fund Performance
The following graph compares the initial and subsequent account values for the life of the Fund. It assumes a hypothetical $10,000 initial investment in the Fund and in an appropriate, broad-based securities market index for the same periods.
Growth of a Hypothetical $10,000 Investment
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception (9/21/23)
Matthews Emerging Markets Sustainable Future Active ETF - NAV Return	25.68%	10.64%
MSCI Emerging Markets Index	34.36%	21.65%
The Fund's past performance is not a good predictor of the Fund's future performance. Visit matthewsasia.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of Fund shares.
Key Fund Statistics
Fund net assets	$29,794,236
Total number of portfolio holdings	60
Portfolio turnover rate for the reporting period	65.5%
Total advisory fee paid	$222,861
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings *
Taiwan Semiconductor Manufacturing Co., Ltd.	11.6%
Samsung Electronics Co., Ltd.	5.0%
Bandhan Bank, Ltd.	4.9%
Meituan	3.7%
Micron Technology, Inc.	3.2%
SK Square Co., Ltd.	3.2%
InPost SA	2.9%
HD Hyundai Electric Co., Ltd.	2.9%
Indus Towers, Ltd.	2.7%
Elite Material Co., Ltd.	2.6%
TOTAL	42.7%
Country Allocation
Sector Allocation
* Excludes short-term securities, if any.
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
How has the Fund Changed?
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at matthewsasia.com/documents or upon request at 833.228.5605.
On February 13, 2026, Matthews International Capital Management, LLC ("Matthews"), the investment adviser to the Funds, announced that Matthews intends to repurchase the ownership interests held by three existing investors, with the repurchases to be funded, in part, by the purchase of additional equity interests in Matthews by existing and certain other investors (the “Transaction”). Shareholders of the Funds are expected to be asked to approve a new investment management agreement with Matthews due to the change of control resulting from the Transaction.  The Transaction is expected to close in the second quarter of 2026, pending the satisfaction of all closing conditions, including approval by shareholders of each series of the Trust.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.
Matthews Emerging Markets Sustainable Future Active ETF
EMSF 1225

Matthews Asia Innovators Active ETF
MINV
Listed on the NYSE Arca
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Matthews Asia Innovators Active ETF (the "Fund") for the period of January 01, 2025 to December 31, 2025. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.
This report describes changes to the Fund that occurred since the beginning of the reporting period.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Matthews Asia Innovators Active ETF	$92	0.80%
Management's Discussion of Fund Performance
  For the year ended December 31, 2025, the Fund  returned 29.97%, (NAV) and 30.91% (Market Price) while its benchmark, the MSCI All Country Asia ex Japan Index, returned 33.02%.
  Asian equities delivered strong returns, outperforming U.S. stocks in 2025. Performance was supported by a favorable macro environment, positive investor sentiment toward artificial intelligence (AI) and easing geopolitical tensions. North Asia markets helped drive gains, as Taiwan and South Korea benefited from their global dominance in AI-related semiconductors.
  On a country basis, Taiwan was the top contributor to the Fund’s relative performance due to stock selection, including Taiwan Semiconductor Manufacturing Co., which benefited from its dominant position in the AI chip market. Indonesia also contributed due an underweight allocation. In contrast, China was the biggest detractor due to stock selection in areas including e-commerce where intense competition eroded margins and as the broader economy was hindered by weak consumption. Korea also detracted due to stock selection.
  On a sector basis, an underweight allocation to consumer staples was the biggest contributor. Stock selection in information technology, including Samsung Electronics and SK Hynix, was also a top contributor, helped by positive investor sentiment toward AI. On the other hand, consumer discretionary and industrials detracted the most due to stock selection while materials detracted due to zero allocation.
Fund Performance
The following graph compares the initial and subsequent account values for the life of the Fund. It assumes a hypothetical $10,000 initial investment in the Fund and in an appropriate, broad-based securities market index for the same periods.
Growth of a Hypothetical $10,000 Investment
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception (7/13/22)
Matthews Asia Innovators Active ETF - NAV Return	29.97%	11.42%
MSCI AC Asia ex Japan Index	33.02%	13.86%
The Fund's past performance is not a good predictor of the Fund's future performance. Visit matthewsasia.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of Fund shares.
Key Fund Statistics
Fund net assets	$79,583,300
Total number of portfolio holdings	56
Portfolio turnover rate for the reporting period	102.0%
Total advisory fee paid	$536,186
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings *
Taiwan Semiconductor Manufacturing Co., Ltd.	11.8%
Tencent Holdings, Ltd.	6.9%
Samsung Electronics Co., Ltd.	5.5%
Alibaba Group Holding, Ltd.	4.4%
SK Hynix, Inc.	3.7%
Eternal, Ltd.	3.2%
NAURA Technology Group Co., Ltd.	3.2%
PDD Holdings, Inc.	3.1%
Delta Electronics, Inc.	2.5%
Sea, Ltd.	2.3%
TOTAL	46.6%
Country Allocation
Sector Allocation
* Excludes short-term securities, if any.
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
How has the Fund Changed?
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at matthewsasia.com/documents or upon request at 833.228.5605.
On February 13, 2026, Matthews International Capital Management, LLC ("Matthews"), the investment adviser to the Funds, announced that Matthews intends to repurchase the ownership interests held by three existing investors, with the repurchases to be funded, in part, by the purchase of additional equity interests in Matthews by existing and certain other investors (the “Transaction”). Shareholders of the Funds are expected to be asked to approve a new investment management agreement with Matthews due to the change of control resulting from the Transaction.  The Transaction is expected to close in the second quarter of 2026, pending the satisfaction of all closing conditions, including approval by shareholders of each series of the Trust.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.
Matthews Asia Innovators Active ETF
MINV 1225

Matthews Pacific Tiger Active ETF
ASIA
Listed on the NYSE Arca
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Matthews Pacific Tiger Active ETF (the "Fund") for the period of January 01, 2025 to December 31, 2025. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.
This report describes changes to the Fund that occurred since the beginning of the reporting period.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Matthews Pacific Tiger Active ETF	$91	0.79%
Management's Discussion of Fund Performance
  For the year ended December 31, 2025, the Fund returned 30.51% (NAV) and 32.05% (Market Price) while its benchmark returned 33.02%.
  Asian equities delivered strong returns, outperforming U.S. stocks in 2025. Performance was supported by a favorable macro environment, positive investor sentiment toward artificial intelligence (AI), and easing geopolitical tensions. North Asia markets helped drive gains, as Taiwan and South Korea benefited from their global dominance in AI-related semiconductors. Korean equities also gained from market-friendly governance reforms and a cyclical revival in heavy industrial sectors.
  On a country basis, the top contributors to the Fund’s relative performance were stock selection in Taiwan and China/Hong Kong, where Alibaba Group and Tencent Holdings benefited from positive investor sentiment toward AI innovation and growth in their cloud businesses. The top three detractors were India due to stock selection against a backdrop of economic growth concerns, Vietnam due to an off-benchmark allocation and Indonesia due to stock selection.
  On a sector basis, stock selection in information technology, including in Taiwan Semiconductor Manufacturing Co., and memory chipmakers Samsung Electronics and SK Hynix, contributed the most. Stock selection in industrials, led in part by China names associated with the robotics and green technology, also contributed. In contrast, communication services detracted due to stock selection while health care detracted due to an overweight allocation and stock selection.
Fund Performance
The following graph compares the initial and subsequent account values for the life of the Fund. It assumes a hypothetical $10,000 initial investment in the Fund and in an appropriate, broad-based securities market index for the same periods.
Growth of a Hypothetical $10,000 Investment
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception (9/21/23)
Matthews Pacific Tiger Active ETF - NAV Return	30.51%	15.46%
MSCI All Country Asia ex Japan Index	33.02%	22.67%
The Fund's past performance is not a good predictor of the Fund's future performance. Visit matthewsasia.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of Fund shares.
Key Fund Statistics
Fund net assets	$42,587,976
Total number of portfolio holdings	81
Portfolio turnover rate for the reporting period	113.0%
Total advisory fee paid	$348,409
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings *
Taiwan Semiconductor Manufacturing Co., Ltd.	12.5%
Tencent Holdings, Ltd.	6.0%
Samsung Electronics Co., Ltd.	6.0%
Alibaba Group Holding, Ltd.	4.1%
SK Hynix, Inc.	3.7%
Delta Electronics, Inc.	2.5%
DBS Group Holdings, Ltd.	2.1%
Hongfa Technology Co., Ltd.	2.1%
HDFC Bank, Ltd.	1.9%
KB Financial Group, Inc.	1.8%
TOTAL	42.7%
Country Allocation
Sector Allocation
* Excludes short-term securities, if any.
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
How has the Fund Changed?
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at matthewsasia.com/documents or upon request at 833.228.5605.
On February 13, 2026, Matthews International Capital Management, LLC ("Matthews"), the investment adviser to the Funds, announced that Matthews intends to repurchase the ownership interests held by three existing investors, with the repurchases to be funded, in part, by the purchase of additional equity interests in Matthews by existing and certain other investors (the “Transaction”). Shareholders of the Funds are expected to be asked to approve a new investment management agreement with Matthews due to the change of control resulting from the Transaction.  The Transaction is expected to close in the second quarter of 2026, pending the satisfaction of all closing conditions, including approval by shareholders of each series of the Trust.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.
Matthews Pacific Tiger Active ETF
ASIA 1225

Matthews China Active ETF
MCH
Listed on the NYSE Arca
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Matthews China Active ETF (the "Fund") for the period of January 01, 2025 to December 31, 2025. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.
This report describes changes to the Fund that occurred since the beginning of the reporting period.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Matthews China Active ETF	$91	0.79%
Management's Discussion of Fund Performance
  For the year ended December 31, 2025, the Fund returned 29.85%, (NAV) and 30.21% (Market Price) while its benchmark returned 31.43%.
  China delivered robust returns in 2025, supported in part by easing geopolitical tensions with the U.S. After a challenging start to the year marked by the imposition of punitive U.S. tariffs, bilateral trade agreements in key areas including rare earths and technology signaled a pragmatic approach between the two countries that was welcomed by markets. Performance was further supported by a strong rally in technology and internet stocks. However, the broader economy and earnings growth were hindered by weak consumption and continued sluggishness of the property market.
  On a sector basis, stock selection in information technology, including Suzhou TFC Optical Communication, was the largest contributor to the Fund’s relative performance, supported by positive investor sentiment toward artificial intelligence (AI) and AI capital expenditure deployment. Alibaba Group was a significant absolute contributor to performance given positive sentiment towards its AI capabilities. Stock selection in financials, including New China Life Insurance and China Life Insurance, also contributed, aided by attractive valuations and by structural changes as policy measures encouraged household savings to move toward pension and investment products.
  On the other hand, consumer discretionary stocks, including China’s largest food delivery service provider Meituan, and BYD, a globally leading auto maker, were the biggest detractors due to stock selection. Earnings across several industries, particularly in e-commerce and autos, were negatively impacted by our underweight positions in Tencent Holdings and Alibaba versus the benchmark.
Fund Performance
The following graph compares the initial and subsequent account values for the life of the Fund. It assumes a hypothetical $10,000 initial investment in the Fund and in an appropriate, broad-based securities market index for the same periods.
Growth of a Hypothetical $10,000 Investment
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception (7/13/22)
Matthews China Active ETF - NAV Return	29.85%	5.13%
MSCI China Index	31.43%	7.69%
MSCI China All Shares Index	29.22%	5.65%
The Fund's past performance is not a good predictor of the Fund's future performance. Visit matthewsasia.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of Fund shares.
Key Fund Statistics
Fund net assets	$22,704,717
Total number of portfolio holdings	67
Portfolio turnover rate for the reporting period	39.1%
Total advisory fee paid	$204,965
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings *
Tencent Holdings, Ltd.	9.8%
Alibaba Group Holding, Ltd.	8.8%
Ping An Insurance Group Co. of China, Ltd.	4.4%
China Merchants Bank Co., Ltd.	4.3%
CMOC Group, Ltd.	3.6%
China Construction Bank Corp.	3.6%
China Life Insurance Co., Ltd.	3.6%
JD.com, Inc.	3.0%
PDD Holdings, Inc.	2.7%
Contemporary Amperex Technology Co., Ltd.	2.5%
TOTAL	46.3%
Country Allocation
Sector Allocation
* Excludes short-term securities, if any.
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
How has the Fund Changed?
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at matthewsasia.com/documents or upon request at 833.228.5605.
On February 13, 2026, Matthews International Capital Management, LLC ("Matthews"), the investment adviser to the Funds, announced that Matthews intends to repurchase the ownership interests held by three existing investors, with the repurchases to be funded, in part, by the purchase of additional equity interests in Matthews by existing and certain other investors (the “Transaction”). Shareholders of the Funds are expected to be asked to approve a new investment management agreement with Matthews due to the change of control resulting from the Transaction.  The Transaction is expected to close in the second quarter of 2026, pending the satisfaction of all closing conditions, including approval by shareholders of each series of the Trust.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.
Matthews China Active ETF
MCH 1225

Matthews India Active ETF
INDE
Listed on the NYSE Arca
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Matthews India Active ETF (the "Fund") for the period of January 01, 2025 to December 31, 2025. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.
This report describes changes to the Fund that occurred since the beginning of the reporting period.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Matthews India Active ETF	$80	0.79%
Management's Discussion of Fund Performance
  For the year ended December 31, 2025, the Fund returned 2.18%, (NAV) and 2.37% (Market Price) while its benchmark returned 4.29%.
  India underperformed Asia in 2025, weighed down by foreign institutional investor outflows amid concerns about growth prospects and generally expensive valuations. Geopolitical tensions, including India’s continued purchases of Russian oil and ongoing negotiations related to U.S. tariffs, also remained a negative overhang on the market.
  On a sector basis, stock selection in consumer discretionary was the biggest contributor to relative performance. Financials was also a top contributor due to stock selection, including leading non-banking financial services companies Shriram Finance Ltd. and Bajaj Finance Ltd. The sector performed well, supported by interest rate cuts and expectations of increased business activity. Utilities also contributed due to zero allocation.
  Conversely, stock selection in information technology (IT) was the biggest detractor. Infosys and Tata Consultancy Services, both IT and consulting services firms, were impacted by negative sector sentiment amid concerns the global boom in artificial intelligence may disrupt the sector. The materials sector detracted due to an underweight allocation and stock selection, as did industrials, due to stock selection.
Fund Performance
The following graph compares the initial and subsequent account values for the life of the Fund. It assumes a hypothetical $10,000 initial investment in the Fund and in an appropriate, broad-based securities market index for the same periods.
Growth of a Hypothetical $10,000 Investment
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception (9/21/23)
Matthews India Active ETF - NAV Return	2.18%	9.58%
MSCI India Index	4.29%	12.52%
The Fund's past performance is not a good predictor of the Fund's future performance. Visit matthewsasia.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of Fund shares.
Key Fund Statistics
Fund net assets	$9,629,313
Total number of portfolio holdings	70
Portfolio turnover rate for the reporting period	67.5%
Total advisory fee paid	$94,709
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings *
HDFC Bank, Ltd.	8.4%
Eternal, Ltd.	6.2%
ICICI Bank, Ltd.	5.2%
Thanga Mayil Jewellery, Ltd.	4.8%
Swiggy, Ltd.	4.8%
Bajaj Finance, Ltd.	4.4%
Shriram Finance, Ltd.	4.0%
Reliance Industries, Ltd.	3.8%
Infosys, Ltd.	3.6%
Bharti Airtel, Ltd.	3.4%
TOTAL	48.6%
Country Allocation
Sector Allocation
* Excludes short-term securities, if any.
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
How has the Fund Changed?
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at matthewsasia.com/documents or upon request at 833.228.5605.
On February 13, 2026, Matthews International Capital Management, LLC ("Matthews"), the investment adviser to the Funds, announced that Matthews intends to repurchase the ownership interests held by three existing investors, with the repurchases to be funded, in part, by the purchase of additional equity interests in Matthews by existing and certain other investors (the “Transaction”). Shareholders of the Funds are expected to be asked to approve a new investment management agreement with Matthews due to the change of control resulting from the Transaction.  The Transaction is expected to close in the second quarter of 2026, pending the satisfaction of all closing conditions, including approval by shareholders of each series of the Trust.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.
Matthews India Active ETF
INDE 1225

Matthews Japan Active ETF
JPAN
Listed on the NYSE Arca
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Matthews Japan Active ETF (the "Fund") for the period of January 01, 2025 to December 31, 2025. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.
This report describes changes to the Fund that occurred since the beginning of the reporting period.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Matthews Japan Active ETF	$88	0.79%
Management's Discussion of Fund Performance
  For the year ended December 31, 2025, the Fund returned 21.79%, (NAV) and 23.01% (Market Price) while its benchmark, the MSCI Japan Index, returned 25.05%.
  Japan’s market showed underlying strength supported by an increase in multiples, generally solid earnings and ongoing corporate reforms.
  Consumer discretionary, information technology (IT) and industrials were the top three contributors to the Fund’s relative performance due to stock selection as Japanese corporates delivered resilient earnings and investors benefited from corporate governance changes which continued to incentivize more shareholder-friendly capital allocation, including stock buybacks and dividend increases. NEC, an IT company, and Marubeni Corp., a global trading company involved in energy, metals, power, and IT, were among the top performers as global demand related to the roll-out of artificial intelligence (AI) equipment and infrastructure increased.
  In the second half of the year, the market was impacted by political change and policy uncertainty following the election of Prime Minister Sanae Takaichi. The top three detractors were consumer staples, financials and communication services due to stock selection. The largest detractors included Recruit Holdings, a human resources (HR) company, and Tokio Marine, a global insurer. As some areas of the market increasingly exhibited exuberance related to AI themes, we avoided stocks driven by price momentum and focused on companies with strong fundamentals.
Fund Performance
The following graph compares the initial and subsequent account values for the life of the Fund. It assumes a hypothetical $10,000 initial investment in the Fund and in an appropriate, broad-based securities market index for the same periods.
Growth of a Hypothetical $10,000 Investment
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception (9/21/23)
Matthews Japan Active ETF - NAV Return	21.79%	20.61%
MSCI Japan Index	25.05%	16.91%
The Fund's past performance is not a good predictor of the Fund's future performance. Visit matthewsasia.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of Fund shares.
Key Fund Statistics
Fund net assets	$5,713,949
Total number of portfolio holdings	50
Portfolio turnover rate for the reporting period	121.8%
Total advisory fee paid	$39,386
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings *
Sony Group Corp.	5.7%
Mitsubishi UFJ Financial Group, Inc.	4.9%
Hitachi, Ltd.	4.7%
Tokyo Electron, Ltd.	4.2%
Sumitomo Mitsui Financial Group, Inc.	3.9%
Toyota Motor Corp.	3.1%
ORIX Corp.	3.0%
Marubeni Corp.	3.0%
NEC Corp.	2.9%
Sumitomo Corp.	2.7%
TOTAL	38.1%
Country Allocation
Sector Allocation
* Excludes short-term securities, if any.
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
How has the Fund Changed?
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at matthewsasia.com/documents or upon request at 833.228.5605.
On February 13, 2026, Matthews International Capital Management, LLC ("Matthews"), the investment adviser to the Funds, announced that Matthews intends to repurchase the ownership interests held by three existing investors, with the repurchases to be funded, in part, by the purchase of additional equity interests in Matthews by existing and certain other investors (the “Transaction”). Shareholders of the Funds are expected to be asked to approve a new investment management agreement with Matthews due to the change of control resulting from the Transaction.  The Transaction is expected to close in the second quarter of 2026, pending the satisfaction of all closing conditions, including approval by shareholders of each series of the Trust.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.
Matthews Japan Active ETF
JPAN 1225

Matthews Korea Active ETF
MKOR
Listed on the NYSE Arca
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Matthews Korea Active ETF (the "Fund") for the period of January 01, 2025 to December 31, 2025. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.
This report describes changes to the Fund that occurred since the beginning of the reporting period.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Matthews Korea Active ETF	$107	0.79%
Management's Discussion of Fund Performance
  For the year ended December 31, 2025, the Fund returned 70.14% (NAV) and 70.38% (Market Price) while its benchmark returned 96.54%.
  South Korea was the top performer in emerging markets equities in 2025, surpassing developed markets, including the U.S. While the Korean market was a significant beneficiary of the global artificial intelligence (AI) boom, its strong performance was also due to its capabilities in growing industries like shipbuilding, defense and power infrastructure, as well as competitiveness in key global sectors including autos and biopharmaceuticals. Meaningful progress in corporate governance reforms due to strong policy initiatives also supported investment returns.
  On a sector basis, the Fund’s underweight allocation to materials, which was impacted by stagnant demand and capacity, was the largest contributor to relative performance. Stock selection in health care, which also underperformed the broader market, was a top contributor, as was an overweight allocation to utilities which benefited from a strong performance by Korea Electric Power Corp. on significantly improved earnings.
  In contrast, stock selection in information technology (IT) was the biggest relative detractor. While memory chipmakers Samsung Electronics and SK Hynix contributed strong absolute returns, aided by the global buildout of AI and a cyclical recovery in the dynamic random access memory (DRAM) market, the two companies were among a small group that powered a narrow rally in IT stocks. The Fund’s diversified construction limited exposure to this rally.
Fund Performance
The following graph compares the initial and subsequent account values for the past 10 years. It assumes a hypothetical $10,000 initial investment in the Fund and in an appropriate, broad-based securities market index for the same periods.
Growth of a Hypothetical $10,000 Investment
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Matthews Korea Active ETF - NAV Return	70.14%	4.18%	6.56%
MSCI Korea 25/50 Index	96.54%	5.66%	9.89%
The Fund's past performance is not a good predictor of the Fund's future performance. Visit matthewsasia.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of Fund shares.
Key Fund Statistics
Fund net assets	$72,872,835
Total number of portfolio holdings	46
Portfolio turnover rate for the reporting period	69.9%
Total advisory fee paid	$446,843
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings *
Samsung Electronics Co., Ltd.	18.4%
Samsung Electronics Co., Ltd., Pfd.	5.4%
SK Square Co., Ltd.	4.7%
SK Hynix, Inc.	4.6%
KB Financial Group, Inc.	3.8%
Hana Financial Group, Inc.	3.7%
HD Hyundai Electric Co., Ltd.	2.8%
Samsung Biologics Co., Ltd.	2.7%
Samsung C&T Corp.	2.6%
Samsung Electro-Mechanics Co., Ltd.	2.5%
TOTAL	51.2%
Country Allocation
Sector Allocation
* Excludes short-term securities, if any.
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
How has the Fund Changed?
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at matthewsasia.com/documents or upon request at 833.228.5605.
On February 13, 2026, Matthews International Capital Management, LLC ("Matthews"), the investment adviser to the Funds, announced that Matthews intends to repurchase the ownership interests held by three existing investors, with the repurchases to be funded, in part, by the purchase of additional equity interests in Matthews by existing and certain other investors (the “Transaction”). Shareholders of the Funds are expected to be asked to approve a new investment management agreement with Matthews due to the change of control resulting from the Transaction.  The Transaction is expected to close in the second quarter of 2026, pending the satisfaction of all closing conditions, including approval by shareholders of each series of the Trust.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.
Matthews Korea Active ETF
MKOR 1225

Matthews Asia Dividend Active ETF
ADVE
Listed on the NYSE Arca
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Matthews Asia Dividend Active ETF (the "Fund") for the period of January 01, 2025 to December 31, 2025. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.
This report describes changes to the Fund that occurred since the beginning of the reporting period.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Matthews Asia Dividend Active ETF	$89	0.79%
Management's Discussion of Fund Performance
  For the year ended December 31, 2025, the Fund returned 25.91% (NAV) and 26.13% (Market Price) while its benchmark returned 28.59%.
  Asian equities delivered strong returns, outperforming U.S. stocks in 2025. Performance was supported by a favorable macro environment, positive investor sentiment toward artificial intelligence (AI) and easing geopolitical tensions. Japan’s market showed underlying strength supported by an increase in multiples, generally solid earnings and ongoing corporate reforms.
  On a country basis, Taiwan and Japan were the top contributors to relative performance due to stock selection, including Taiwan Semiconductor Manufacturing Co. (TSMC), Marubeni Corp., a Japanese trading company that has a strong focus on improving its return on equity and shareholder returns, and NEC Corp., a Japanese company operating in information technology (IT) services and aerospace/national security. Conversely, China/Hong Kong was the largest detractor due to stock selection primarily among consumer discretionary companies where intense competition pressured margins amid weak consumption. South Korea also detracted from relative performance due to stock selection; however, an overweight allocation to the country, intended to capture attractively priced, above-market dividend-yielding stocks, contributed to absolute returns.
  On a sector basis, stock selection in IT contributed the most, with TSMC and Samsung Electronics performing strongly, helped by positive investor sentiment toward AI. Stock selection in communication services, including Tencent Holdings, also contributed to returns. Stock selection in financials contributed positively, including Hana Financial Group. In contrast, consumer staples, including Wuliangye Yibin in China and Asahi Group in Japan, detracted due to an overweight allocation and stock selection. Materials detracted due to stock selection and real estate detracted due to an overweight allocation and stock selection.
Fund Performance
The following graph compares the initial and subsequent account values for the life of the Fund. It assumes a hypothetical $10,000 initial investment in the Fund and in an appropriate, broad-based securities market index for the same periods.
Growth of a Hypothetical $10,000 Investment
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception (9/21/23)
Matthews Asia Dividend Active ETF - NAV Return	25.91%	17.00%
MSCI All Country Asia Pacific Index	28.59%	19.92%
The Fund's past performance is not a good predictor of the Fund's future performance. Visit matthewsasia.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of Fund shares.
Key Fund Statistics
Fund net assets	$5,863,383
Total number of portfolio holdings	67
Portfolio turnover rate for the reporting period	57.8%
Total advisory fee paid	$31,257
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings *
Taiwan Semiconductor Manufacturing Co., Ltd.	10.2%
Tencent Holdings, Ltd.	5.1%
Samsung Electronics Co., Ltd.	5.0%
Hana Financial Group, Inc.	3.0%
Alibaba Group Holding, Ltd.	2.2%
Marubeni Corp.	2.1%
Mitsubishi UFJ Financial Group, Inc.	2.0%
Ping An Insurance Group Co. of China, Ltd.	1.9%
NEC Corp.	1.9%
Sumitomo Corp.	1.9%
TOTAL	35.3%
Country Allocation
Sector Allocation
* Excludes short-term securities, if any.
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
How has the Fund Changed?
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at matthewsasia.com/documents or upon request at 833.228.5605.
On February 13, 2026, Matthews International Capital Management, LLC ("Matthews"), the investment adviser to the Funds, announced that Matthews intends to repurchase the ownership interests held by three existing investors, with the repurchases to be funded, in part, by the purchase of additional equity interests in Matthews by existing and certain other investors (the “Transaction”). Shareholders of the Funds are expected to be asked to approve a new investment management agreement with Matthews due to the change of control resulting from the Transaction.  The Transaction is expected to close in the second quarter of 2026, pending the satisfaction of all closing conditions, including approval by shareholders of each series of the Trust.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.
Matthews Asia Dividend Active ETF
ADVE 1225

Matthews China Discovery Active ETF
MCHS
Listed on the NASDAQ
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Matthews China Discovery Active ETF (the "Fund") for the period of January 01, 2025 to December 31, 2025. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.
This report describes changes to the Fund that occurred since the beginning of the reporting period.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Matthews China Discovery Active ETF	$102	0.89%
Management's Discussion of Fund Performance
  For the year ended December 31, 2025, the Fund returned 30.24%, (NAV) and 31.18% (Market Price) while its benchmark returned 35.34%.
  China delivered robust returns in 2025, supported in part by easing geopolitical tensions with the U.S. After a challenging start to the year marked by the imposition of punitive U.S. tariffs, bilateral trade agreements in key areas including rare earths and technology signaled a pragmatic approach between the two countries that was welcomed by markets. Performance was further supported by a strong rally in technology and internet stocks. However, the broader economy and earnings growth were hindered by weak consumption and continued sluggishness of the property market.
  On a sector basis, stock selection in information technology was the largest contributor to the Fund’s relative performance. ACM Research, a manufacturer of hi-tech equipment for the semiconductor industry, benefited from strong demand driven by the global rollout of artificial intelligence infrastructure. Stock selection in energy also contributed meaningfully, benefiting from global growth in renewable projects.
  Conversely, stock selection in communication services and industrials detracted. Yangzijiang Shipbuilding, an industrials company, declined early in 2025 amid a short-term slowdown in order bookings related to increased geopolitical tensions with the U.S.
Fund Performance
The following graph compares the initial and subsequent account values for the life of the Fund. It assumes a hypothetical $10,000 initial investment in the Fund and in an appropriate, broad-based securities market index for the same periods.
Growth of a Hypothetical $10,000 Investment
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception (1/10/24)
Matthews China Discovery Active ETF - NAV Return	30.24%	19.46%
MSCI China Index	31.43%	29.34%
MSCI China Small Cap Index	35.34%	24.25%
The Fund's past performance is not a good predictor of the Fund's future performance. Visit matthewsasia.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of Fund shares.
Key Fund Statistics
Fund net assets	$2,602,285
Total number of portfolio holdings	62
Portfolio turnover rate for the reporting period	44.0%
Total advisory fee paid	$21,423
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings *
Yantai Jereh Oilfield Services Group Co., Ltd.	4.7%
Hongfa Technology Co., Ltd.	4.5%
ACM Research, Inc.	4.1%
Wasion Holdings, Ltd.	3.9%
Minth Group, Ltd.	3.8%
Atour Lifestyle Holdings, Ltd.	3.5%
Zhejiang Shuanghuan Driveline Co., Ltd.	3.3%
Tongcheng Travel Holdings, Ltd.	2.8%
NetEase Cloud Music, Inc.	2.8%
China Everbright Environment Group, Ltd.	2.3%
TOTAL	35.7%
Country Allocation
Sector Allocation
* Excludes short-term securities, if any.
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
How has the Fund Changed?
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at matthewsasia.com/documents or upon request at 833.228.5605.
On February 13, 2026, Matthews International Capital Management, LLC ("Matthews"), the investment adviser to the Funds, announced that Matthews intends to repurchase the ownership interests held by three existing investors, with the repurchases to be funded, in part, by the purchase of additional equity interests in Matthews by existing and certain other investors (the “Transaction”). Shareholders of the Funds are expected to be asked to approve a new investment management agreement with Matthews due to the change of control resulting from the Transaction.  The Transaction is expected to close in the second quarter of 2026, pending the satisfaction of all closing conditions, including approval by shareholders of each series of the Trust.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.
Matthews China Discovery Active ETF
MCHS 1225

Matthews Emerging Markets Discovery Active ETF
MEMS
Listed on the NASDAQ
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Matthews Emerging Markets Discovery Active ETF (the "Fund") for the period of January 01, 2025 to December 31, 2025. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.
This report describes changes to the Fund that occurred since the beginning of the reporting period.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Matthews Emerging Markets Discovery Active ETF	$94	0.89%
Management's Discussion of Fund Performance
  For the year ended December 31, 2025, the Fund returned 11.14%, (NAV) and 11.20% (Market Price) while its benchmark, the MSCI Emerging Markets Small Cap Index, returned 19.09%.
  2025 marked the first time in five years that emerging markets equities outperformed U.S. stocks supported by a favorable macro environment, positive investor sentiment toward artificial intelligence (AI) and easing geopolitical tensions. North Asia markets helped drive gains, as Taiwan and South Korea benefited from their global dominance in AI-related semiconductors. Korean equities also gained from market-friendly governance reforms and a cyclical revival in heavy industrial sectors.
  On a country basis, stock selection in India, including CarTrade Tech, was the biggest contributor to the Fund’s relative performance. Stock selection and an overweight allocation in Chile was also a top contributor, helped by increased copper prices and an improving macro environment, as was an underweight allocation to Saudi Arabia. In contrast, the biggest detractor was stock selection in China/Hong Kong, including Legend Biotech Corp., a commercial-stage biopharma company, which was impacted by concerns over competition from new entrants and alternative therapies. Stock selection in Korea also detracted, including Hugel, a leading botulinum toxin company.
  On a sector basis, stock selection in consumer discretionary, including YDUQS Participacoes SA, a Brazilian on-campus and distance-learning education company, was the biggest contributor, helped by a weaker U.S. dollar, improving consumer spending and expectations of a rate cut cycle commencing in 2026. Stock selection and an underweight allocation to real estate was also a big contributor. Conversely, stock selection in industrials, health care and communication services was the biggest detractor.
Fund Performance
The following graph compares the initial and subsequent account values for the life of the Fund. It assumes a hypothetical $10,000 initial investment in the Fund and in an appropriate, broad-based securities market index for the same periods.
Growth of a Hypothetical $10,000 Investment
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception (1/10/24)
Matthews Emerging Markets Discovery Active ETF - NAV Return	11.14%	3.15%
MSCI Emerging Markets Index	34.36%	22.88%
MSCI Emerging Markets Small Cap Index	19.09%	12.88%
The Fund's past performance is not a good predictor of the Fund's future performance. Visit matthewsasia.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of Fund shares.
Key Fund Statistics
Fund net assets	$18,348,298
Total number of portfolio holdings	83
Portfolio turnover rate for the reporting period	42.4%
Total advisory fee paid	$161,079
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings *
Bandhan Bank, Ltd.	5.4%
Hugel, Inc.	3.5%
Cartrade Tech, Ltd.	3.5%
Gold Circuit Electronics, Ltd.	3.2%
Elite Material Co., Ltd.	3.1%
Legend Biotech Corp.	3.0%
Radico Khaitan, Ltd.	2.9%
Eugene Technology Co., Ltd.	2.8%
InPost SA	2.8%
HD Hyundai Co., Ltd.	2.3%
TOTAL	32.5%
Country Allocation
Sector Allocation
* Excludes short-term securities, if any.
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
How has the Fund Changed?
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at matthewsasia.com/documents or upon request at 833.228.5605.
On February 13, 2026, Matthews International Capital Management, LLC ("Matthews"), the investment adviser to the Funds, announced that Matthews intends to repurchase the ownership interests held by three existing investors, with the repurchases to be funded, in part, by the purchase of additional equity interests in Matthews by existing and certain other investors (the “Transaction”). Shareholders of the Funds are expected to be asked to approve a new investment management agreement with Matthews due to the change of control resulting from the Transaction.  The Transaction is expected to close in the second quarter of 2026, pending the satisfaction of all closing conditions, including approval by shareholders of each series of the Trust.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.
Matthews Emerging Markets Discovery Active ETF
MEMS 1225

(b) Not applicable.

Item 2. Code of Ethics.

(a)

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)

There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)

The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is filed as an Exhibit.

Item 3. Audit Committee Financial Expert.

(a)(1)	As of the end of the period covered by the report, the registrant’s board of directors has determined that the registrant has three audit committee financial experts serving on its audit committee.

(a)(2)	The audit committee financial experts are Neal Andrews, Christopher F. Lee, and Jonathan F. Zeschin, each of whom is “independent.”

(c)(4)

Mr. Andrews was previously the Chief Financial Officer of BlackRock Funds/iShares and worked extensively with each audit committee. In this role, Mr. Andrews’ responsibilities included auditing, preparing and certifying fund financial statements; applying generally accepted accounting principles; and developing and maintaining systems of accounting and financial reporting internal controls. Mr. Andrews also oversaw service providers that performed accounting and financial reporting services. Prior to BlackRock, Mr. Andrews worked at PFPC Inc., where he headed the Fund Accounting and Administration services business and was responsible for establishing fund accounting and financial reporting policies and internal controls. Prior to that role, Mr. Andrews worked in public accounting at Price Waterhouse LLP, where he audited financial statements of both funds and operating companies and managed the professional staff who performed this function. Mr. Andrews was designated as Chair of the Audit Committee of Matthews International Funds on May 15, 2024.

Mr. Lee is an associate professor (part-time) of science practice in financial mathematics at the Hong Kong University of Science & Technology where he teaches courses in capital markets and risk management. In addition, Mr. Lee was the chairman and currently is a member of the Audit Committee of Hong Kong Securities and Investment Institute (HKSI). HKSI conducts all the licensing examinations and professional development of securities professionals in Hong Kong. Since HKSI receives funding from the Securities and Futures Commission and the Financial Services & Treasury Bureau of Hong Kong, the Audit Committee must provide the oversight in selecting professional auditing firms and preparing annual financial reports that are in compliance with government rules and regulations. Furthermore, Mr. Lee has served as a member of the Audit Committee at other large organizations such as the Oakland Museum of California and the Washington DC based African Wildlife Foundation. Mr. Lee has gained additional accounting expertise as a member of the Audit Committee of Matthews International Funds.

Mr. Zeschin is Partner of Essential Investment Partners, LLC, a wealth management and investment advisory firm. He is also the portfolio manager for that firm’s Essential Growth Portfolio. Essential Investment Partners, LLC succeeded to the business of Essential Advisers, Inc. Prior to forming Essential Advisers, Inc., Mr. Zeschin held senior executive positions with Founders Asset Management, Inc., Invesco Funds Group, and Stein Roe & Farnham, Inc. Mr. Zeschin holds a Masters of Management from the Kellogg School at Northwestern University, with majors in Finance and Marketing, and a Bachelor in Business Administration in Accounting with distinction from the University of Michigan. He holds a Certified Public Accountant license from the state of Colorado and is a Certified Financial Planner certificant. Mr. Zeschin is a former chair of the ICI’s Accounting Treasurer’s Committee and a former member of the AICPA Investment Companies committee. Mr. Zeschin was previously the chairman of the Board of Trustees of two NYSE listed closed-end funds. He has served on the audit committees of mutual fund boards since 2002. He has experience analyzing and evaluating financial statements at the appropriate level of complexity through his professional activities referenced above. Mr. Zeschin has gained additional accounting expertise as a member of the Audit Committee of Matthews International Funds.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $848,140 in 2024 and $844,060 in 2025.

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 in 2024 and $0 in 2025.

Tax Fees

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $233,680 in 2024 and $264,135 in 2025. Tax fees include services provided by the principal accountant for tax return preparations.

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 in 2024 and $0 in 2025.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pre-Approval of Auditor Services.

Pre-Approval Requirements. Before the Auditor is engaged by the Trust to render audit related or permissible non-audit services, either:

(i)	The Audit Committee shall pre-approve all audit related services and permissible non-audit services (e.g., tax services) to be provided to the Trust; or

(ii)

The Audit Committee shall establish policies and procedures governing the Auditor’s engagement. Any such policies and procedures must (1) be detailed as to the particular service and (2) not involve any delegation of the Audit Committee’s responsibilities to the Adviser. The Audit Committee may delegate to one or more of its members the authority to grant pre-approvals. The pre-approval policies and procedures shall include the requirement that the decisions of any member to whom authority is delegated under this Section 4(e) shall be presented to the full Audit Committee at its next scheduled meeting.

De Minimis Exceptions to Pre-Approval Requirements. Pre-approval for a service provided to the Trust other than audit, review or attest services is not required if: (1) the aggregate amount of all such non-audit services provided to the Trust constitutes not more than 5 percent of the total amount of revenues paid by the Trust to the Auditor during the fiscal year in which the non-audit services are provided; (2) such services were not recognized by the Trust at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and are approved by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee.

Pre-Approval of Non-Audit Services Provided to the Adviser and Certain Control Persons. With respect to services that have a direct impact on the operations or financial reporting of the Trust, the Audit Committee shall pre-approve all such non-audit services proposed to be provided by the Auditor to (i) the Adviser and (ii) any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Trust.

Application of De Minimis Exception: The de minimis exceptions set forth above under Section 4(e)(ii) apply to pre-approvals under this Section 4(e)(iii) as well, except that the “total amount of revenues” calculation for Section 4(e)(iii) services is based on the total amount of revenues paid to the Auditor by the Trust and any other entity that has its services approved under this Section (i.e., the Adviser or any control person).

(e)(2)

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) Not Applicable

(c) Not Applicable

(d) Not Applicable

(f)	Not Applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $364,949 in 2024 and $262,999 in 2025.

(h)

The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)

The Registrant is an issuer as defined in Section 10A-3 of the Securities Exchange Act of 1934 and has a separately-designated standing Audit Committee in accordance with Section 3(a)(58)(A) of such Act. All of the Board’s independent Trustees are members of the Audit Committee.

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included in the financial statements filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Matthews Asia Funds | Financial Statements and Other Information
December 31, 2025 |  matthewsasia.com

GLOBAL EMERGING MARKETS STRATEGIES
Matthews Emerging Markets Equity Fund
Matthews Emerging Markets Sustainable Future Fund
Matthews Emerging Markets Small Companies Fund

ASIA GROWTH AND INCOME STRATEGIES
Matthews Asia Dividend Fund
Matthews China Dividend Fund

'25

Matthews Emerging Markets Equity FundDecember 31, 2025
Schedule of Investmentsa

COMMON EQUITIES: 97.7%
	Shares	Value
China/Hong Kong: 26.1%
Tencent Holdings, Ltd.	210,500	$16,154,515
Alibaba Group Holding, Ltd.	616,600	11,321,369
Contemporary Amperex Technology Co., Ltd. A Shares	78,340	4,126,609
Ping An Insurance Group Co. of China, Ltd. H Shares	387,000	3,250,686
PetroChina Co., Ltd. H Shares	2,918,000	3,145,310
China Merchants Bank Co., Ltd. H Shares	411,000	2,795,991
China Construction Bank Corp. H Shares	2,748,000	2,720,001
Futu Holdings, Ltd. ADR[b]	16,175	2,656,097
Hong Kong Exchanges & Clearing, Ltd.	49,600	2,595,139
Trip.com Group, Ltd. ADR	35,524	2,554,531
NetEase, Inc. ADR	18,298	2,518,171
China Overseas Property Holdings, Ltd.	3,640,000	2,115,846
CMOC Group, Ltd. H Shares	795,000	1,975,195
Baidu, Inc. Class Ab	117,950	1,939,714
Meituan Class Bb,c,d	144,500	1,914,943
Yum China Holdings, Inc.	30,863	1,473,400
Zijin Gold International Co., Ltd.[b]	74,300	1,393,835
Cambricon Technologies Corp., Ltd. A Shares[b]	6,795	1,319,760
Zijin Mining Group Co., Ltd. H Shares	288,000	1,318,590
China International Capital Corp., Ltd. H Shares[c,d]	514,400	1,299,304
Total China/Hong Kong		68,589,006

South Korea: 20.5%
Samsung Electronics Co., Ltd.	170,322	14,275,521
SK Hynix, Inc.	17,233	7,804,450
Macquarie Korea Infrastructure Fund	524,286	4,093,719
HD Hyundai Electric Co., Ltd.	7,000	3,759,338
Samsung Electro-Mechanics Co., Ltd.	19,571	3,463,635
Hyundai Rotem Co., Ltd.	25,767	3,360,546
Korea Investment Holdings Co., Ltd.	25,561	2,878,047
Hana Financial Group, Inc.	43,788	2,857,017
NAVER Corp.	15,852	2,664,747
Hanwha Aerospace Co., Ltd.	4,020	2,625,259
SK Telecom Co., Ltd.	54,035	2,006,244
KB Financial Group, Inc.	20,520	1,766,458
Samsung Biologics Co., Ltd.[b,c,d]	1,032	1,211,758
Coupang, Inc.[b]	50,008	1,179,689
Total South Korea		53,946,428

India: 17.4%
HDFC Bank, Ltd. ADR	220,226	8,047,058
ICICI Bank, Ltd. ADR	142,616	4,249,957
Bharti Airtel, Ltd.	174,516	4,096,149
Shriram Finance, Ltd.	322,681	3,580,998
Mahindra & Mahindra, Ltd.	84,904	3,506,456
TVS Motor Co., Ltd.	69,735	2,889,697
Bajaj Finance, Ltd.	255,580	2,810,610
Max Financial Services, Ltd.[b]	136,297	2,537,663
Eternal, Ltd.[b]	816,862	2,531,442
State Bank of India	230,604	2,522,598
Marico, Ltd.	271,116	2,263,069
Bandhan Bank, Ltd.[c,d]	1,177,428	1,911,787
Eicher Motors, Ltd.	17,864	1,454,177
Reliance Industries, Ltd.	82,741	1,447,853
Tata Consumer Products, Ltd.	93,230	1,236,416

	Shares	Value
Dixon Technologies India, Ltd.[d]	5,670	$764,982
Total India		45,850,912

Taiwan: 17.3%
Taiwan Semiconductor Manufacturing Co., Ltd.	625,187	30,732,496
Delta Electronics, Inc.	124,000	3,782,491
MediaTek, Inc.	78,000	3,541,605
Elite Material Co., Ltd.	64,000	3,353,084
CTBC Financial Holding Co., Ltd.	1,563,000	2,497,346
Hon Hai Precision Industry Co., Ltd.	214,000	1,568,690
Realtek Semiconductor Corp.	6,000	93,160
Total Taiwan		45,568,872

Brazil: 6.0%
Itau Unibanco Holding SA ADR	790,512	5,660,066
NU Holdings, Ltd. Class Ab	232,927	3,899,198
B3 SA - Brasil Bolsa Balcao	1,440,800	3,668,144
Vale SA ADR	99,882	1,301,462
XP, Inc. A Shares	67,338	1,102,323
Total Brazil		15,631,193

South Africa: 2.0%
Shoprite Holdings, Ltd.	167,789	2,737,587
Valterra Platinum, Ltd.	30,792	2,607,729
Total South Africa		5,345,316

Mexico: 2.0%
Grupo Financiero Banorte SAB de CV Class O	314,400	2,914,671
Fomento Economico Mexicano SAB de CV ADR	23,454	2,370,496
Total Mexico		5,285,167

Chile: 1.8%
Antofagasta PLC	108,421	4,762,449
Total Chile		4,762,449

United Arab Emirates: 1.5%
Emaar Properties PJSC	1,018,575	3,887,436
Total United Arab Emirates		3,887,436

Singapore: 1.2%
Singapore Telecommunications, Ltd.	887,335	3,139,390
Total Singapore		3,139,390

Philippines: 1.1%
Bank of the Philippine Islands	1,497,886	2,955,927
Total Philippines		2,955,927

Thailand: 0.8%
Bangkok Dusit Medical Services Public Co., Ltd. F Shares	3,155,200	1,932,416
CP ALL Public Co., Ltd.	111,600	154,115
Total Thailand		2,086,531

Vietnam: 0.0%
Military Commercial Joint Stock Bank	39,470	37,881
Total Vietnam		37,881
1  MATTHEWS ASIA FUNDS

Matthews Emerging Markets Equity FundDecember 31, 2025
Schedule of Investmentsa (continued)
COMMON EQUITIES (continued)
	Shares	Value

Russia: 0.0%
Sberbank of Russia PJSC[b,e]	128,308	$1,622
Total Russia		1,622

TOTAL COMMON EQUITIES		257,088,130
(Cost $198,047,231)
PREFERRED EQUITIES: 0.0%
India: 0.0%
TVS Motor Co., Ltd., Pfd.[b,e]	278,940	34,130
Total India		34,130

TOTAL PREFERRED EQUITIES		34,130
(Cost $0)

Total Investments: 97.7%		257,122,260
(Cost $198,047,231)
CASH AND OTHER ASSETS, LESS LIABILITIES: 2.3%		5,935,556
Net Assets: 100.0%		$263,057,816

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note 2-A).
b	Non-income producing security.
c
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At
December 31, 2025, the aggregate value is $6,337,792, which is 2.41% of net assets.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
e	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. The aggregate value of Level 3 security is $35,752 and 0.01% of net assets.
ADR	American Depositary Receipt
Pfd.	Preferred
PJSC	Public Joint Stock Co.
See accompanying notes to financial statements.
matthewsasia.com | 800.789.ASIA  2

Matthews Emerging Markets Sustainable Future FundDecember 31, 2025
Schedule of Investmentsa

COMMON EQUITIES: 98.3%
	Shares	Value
China/Hong Kong: 22.6%
Meituan Class Bb,c,d	719,600	$9,536,283
Alibaba Group Holding, Ltd.	337,900	6,204,169
Contemporary Amperex Technology Co., Ltd. A Shares	111,200	5,857,530
Legend Biotech Corp. ADR[c]	253,682	5,515,047
JD Health International, Inc.[b,c,d]	756,750	5,419,671
Lam Research Corp.	19,149	3,277,926
Full Truck Alliance Co., Ltd. ADR	281,021	3,015,355
Hong Kong Exchanges & Clearing, Ltd.	36,800	1,925,426
Zhihu, Inc. ADR[c]	585,297	1,919,774
Flat Glass Group Co., Ltd. H Shares	1,460,000	1,770,836
NARI Technology Co., Ltd. A Shares	431,220	1,389,984
BYD Co., Ltd. H Shares	105,500	1,289,290
Silergy Corp.	206,000	1,249,334
DiDi Global, Inc. ADR[c]	226,455	1,195,682
Medlive Technology Co., Ltd.[b,d]	935,500	1,165,280
Kanzhun, Ltd. ADR	8,775	178,835
Total China/Hong Kong		50,910,422

India: 20.4%
Bandhan Bank, Ltd.[b,d]	7,269,171	11,802,939
Indus Towers, Ltd.[c]	1,213,493	5,659,415
Swiggy, Ltd.[c]	1,246,243	5,364,731
Shriram Finance, Ltd.	415,142	4,607,096
Phoenix Mills, Ltd.	206,627	4,266,507
Marico, Ltd.	452,830	3,779,878
Inox Wind, Ltd.[c]	2,325,685	3,201,710
Mahindra & Mahindra, Ltd.	75,968	3,137,408
HDFC Asset Management Co., Ltd.[b,d]	51,430	1,529,788
UNO Minda, Ltd.	90,080	1,288,689
NTPC Green Energy, Ltd.[c]	602,171	634,020
Lenskart Solutions, Ltd.[c,e]	124,835	625,985
Total India		45,898,166

Taiwan: 18.0%
Taiwan Semiconductor Manufacturing Co., Ltd.	419,000	20,596,903
Elite Material Co., Ltd.	130,000	6,810,952
AURAS Technology Co., Ltd.	138,000	4,433,339
M31 Technology Corp.	201,006	2,401,866
Poya International Co., Ltd.	147,797	2,067,599
Andes Technology Corp.[c]	247,000	1,881,681
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	5,762	1,751,014
Airtac International Group	16,000	471,554
Total Taiwan		40,414,908

South Korea: 16.4%
Samsung Electronics Co., Ltd.	147,508	12,363,368
SK Square Co., Ltd.[c]	30,641	7,802,987
HD Hyundai Electric Co., Ltd.	13,000	6,981,627
Eugene Technology Co., Ltd.	117,935	6,117,712
Industrial Bank of Korea	132,678	1,928,544
Samsung SDI Co., Ltd.	9,423	1,762,013
Total South Korea		36,956,251

Brazil: 3.8%
B3 SA - Brasil Bolsa Balcao	1,143,700	2,911,755
YDUQS Participacoes SA	1,118,000	2,480,299

	Shares	Value
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	85,872	$2,067,178
NU Holdings, Ltd. Class Ac	71,880	1,203,271
Total Brazil		8,662,503

United States: 3.1%
Micron Technology, Inc.	24,394	6,962,292
Total United States		6,962,292

Poland: 2.9%
InPost SAc	536,781	6,596,351
Total Poland		6,596,351

Turkey: 2.3%
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	1,007,268	2,742,603
Akbank TAS	1,453,044	2,357,520
Total Turkey		5,100,123

Romania: 1.8%
Banca Transilvania SA	587,632	4,084,188
Total Romania		4,084,188

Argentina: 1.6%
Grupo Financiero Galicia SA ADR	65,019	3,507,125
Total Argentina		3,507,125

Greece: 1.5%
Piraeus Bank SA	428,441	3,420,805
Total Greece		3,420,805

Vietnam: 1.2%
Nam Long Investment Corp.	2,261,801	2,614,888
Total Vietnam		2,614,888

Saudi Arabia: 1.0%
Saudi Tadawul Group Holding Co.	60,513	2,263,510
Total Saudi Arabia		2,263,510

Indonesia: 0.6%
PT Bank Rakyat Indonesia Persero Tbk	6,108,100	1,337,716
Total Indonesia		1,337,716

Bangladesh: 0.4%
BRAC Bank PLC	1,749,070	902,792
Total Bangladesh		902,792

Jordan: 0.4%
Hikma Pharmaceuticals PLC	39,288	819,035
Total Jordan		819,035

Philippines: 0.2%
Security Bank Corp.	434,230	484,549
Total Philippines		484,549
3  MATTHEWS ASIA FUNDS

Matthews Emerging Markets Sustainable Future FundDecember 31, 2025
Schedule of Investmentsa (continued)
COMMON EQUITIES (continued)
	Shares	Value

Kazakhstan: 0.1%
Kaspi.KZ JSC ADR[c]	2,446	$191,106
Total Kazakhstan		191,106

TOTAL COMMON EQUITIES		221,126,730
(Cost $185,415,093)
PREFERRED EQUITIES: 1.2%
South Korea: 1.2%
Samsung SDI Co., Ltd., Pfd.	23,794	2,651,059
Total South Korea		2,651,059

TOTAL PREFERRED EQUITIES		2,651,059
(Cost $3,861,098)

Total Investments: 99.5%		223,777,789
(Cost $189,276,191)
CASH AND OTHER ASSETS, LESS LIABILITIES: 0.5%		1,170,060
Net Assets: 100.0%		$224,947,849

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note 2-A).
b
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At
December 31, 2025, the aggregate value is $29,453,961, which is 13.09% of net assets.

c	Non-income producing security.
d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
e	As of December 31, 2025, 62,418 shares of Lenskart Solutions, Ltd. were restricted from sale as part of an anchor investment agreement. That restriction expired on February 04, 2026.
ADR	American Depositary Receipt
JSC	Joint Stock Co.
Pfd.	Preferred
See accompanying notes to financial statements.
matthewsasia.com | 800.789.ASIA  4

Matthews Emerging Markets Small Companies FundDecember 31, 2025
Schedule of Investmentsa

COMMON EQUITIES: 100.2%
	Shares	Value
India: 26.1%
Bandhan Bank, Ltd.[b,c]	14,695,215	$23,860,592
Cartrade Tech, Ltd.[d]	508,392	15,998,873
Radico Khaitan, Ltd.	351,890	12,921,882
Phoenix Mills, Ltd.	377,198	7,788,517
Shriram Finance, Ltd.	666,522	7,396,821
Inox Wind, Ltd.[d]	5,086,121	7,001,931
BlackBuck, Ltd.[d]	866,782	6,553,261
Netweb Technologies India, Ltd.	142,886	4,942,738
Action Construction Equipment, Ltd.	427,257	4,502,774
Senco Gold, Ltd.	1,196,167	4,245,428
UNO Minda, Ltd.	290,743	4,159,385
Rainbow Children’s Medicare, Ltd.	282,469	4,154,473
GE Vernova T&D India, Ltd.	74,614	2,600,466
Avalon Technologies, Ltd.[b,c,d]	260,765	2,554,988
Bharti Hexacom, Ltd.	113,523	2,307,522
Amber Enterprises India, Ltd.[d]	30,058	2,136,519
Finolex Cables, Ltd.	101,579	847,679
Total India		113,973,849

Taiwan: 20.1%
Gold Circuit Electronics, Ltd.	663,000	14,482,639
Elite Material Co., Ltd.	266,000	13,936,256
AURAS Technology Co., Ltd.	335,000	10,762,090
Wiwynn Corp.	49,000	6,980,865
Andes Technology Corp.[d]	829,000	6,315,440
M31 Technology Corp.	506,057	6,046,990
Fortune Electric Co., Ltd.	246,500	5,979,824
ASPEED Technology, Inc.	23,000	5,291,618
Poya International Co., Ltd.	375,579	5,254,145
Phison Electronics Corp.	89,000	4,101,016
Yageo Corp.	460,000	3,371,832
AP Memory Technology Corp.	215,000	3,059,225
Formosa Sumco Technology Corp.	682,000	2,059,766
Total Taiwan		87,641,706

South Korea: 12.2%
Hugel, Inc.[d]	97,329	15,562,543
Eugene Technology Co., Ltd.	229,699	11,915,313
HD Hyundai Co., Ltd.	83,460	10,924,136
C&C International Co., Ltd.	213,513	4,398,635
BGF Retail Co., Ltd.	35,538	2,581,743
SNT Holdings Co., Ltd.	55,859	2,099,924
SNT Dynamics Co., Ltd.	59,453	1,924,097
iM Financial Group Co., Ltd.	177,760	1,916,326
BNK Financial Group, Inc.	167,356	1,841,519
Total South Korea		53,164,236

China/Hong Kong: 11.0%
Legend Biotech Corp. ADR[d]	508,055	11,045,116
Full Truck Alliance Co., Ltd. ADR	391,416	4,199,894
Zhihu, Inc. ADR[d]	1,265,566	4,151,056
Flat Glass Group Co., Ltd. H Shares	2,960,000	3,590,188
Silergy Corp.	514,000	3,117,270
Medlive Technology Co., Ltd.[b,c]	2,206,500	2,748,466
Tongcheng Travel Holdings, Ltd.[c]	945,200	2,728,403
Hongfa Technology Co., Ltd. A Shares	592,740	2,581,560
China Conch Venture Holdings, Ltd.	2,058,000	2,488,896
Centre Testing International Group Co., Ltd. A Shares	1,264,538	2,449,647

	Shares	Value
Beijing Capital International Airport Co., Ltd. H Shares[d]	6,268,000	$2,224,003
Kingsoft Corp., Ltd.	604,200	2,216,567
Yuexiu Property Co., Ltd.	3,940,000	2,007,744
Ever Sunshine Services Group, Ltd.[c]	6,998,000	1,536,237
Central China Securities Co., Ltd. H Shares[c]	4,262,000	1,184,355
Total China/Hong Kong		48,269,402

Brazil: 4.8%
Vivara Participacoes SA	993,100	6,004,838
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	9,327,200	5,464,506
Grupo SBF SA	2,053,300	4,841,379
YDUQS Participacoes SA	2,069,600	4,591,437
Total Brazil		20,902,160

Vietnam: 4.2%
Mobile World Investment Corp.	2,148,814	7,210,310
Military Commercial Joint Stock Bank	5,940,774	5,701,672
FPT Corp.	932,644	3,393,337
Nam Long Investment Corp.	1,731,900	2,002,265
Total Vietnam		18,307,584

South Africa: 3.0%
We Buy Cars Holdings, Ltd.	3,138,295	9,064,290
Old Mutual, Ltd.	4,332,038	3,897,788
Total South Africa		12,962,078

Poland: 2.8%
InPost SAd	995,230	12,230,102
Total Poland		12,230,102

Philippines: 1.9%
GT Capital Holdings, Inc.	601,040	6,078,592
Security Bank Corp.	1,902,460	2,122,917
Total Philippines		8,201,509

Greece: 1.6%
Piraeus Bank SA	897,217	7,163,658
Total Greece		7,163,658

Turkey: 1.5%
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	2,449,417	6,669,307
Total Turkey		6,669,307

Georgia: 1.5%
TBC Bank Group PLC	118,302	6,465,218
Total Georgia		6,465,218

Argentina: 1.5%
Grupo Financiero Galicia SA ADR	117,790	6,353,593
Total Argentina		6,353,593

Cyprus: 1.3%
Theon International PLC	188,823	5,914,189
Total Cyprus		5,914,189
5  MATTHEWS ASIA FUNDS

Matthews Emerging Markets Small Companies FundDecember 31, 2025
Schedule of Investmentsa (continued)
COMMON EQUITIES (continued)
	Shares	Value

Chile: 1.3%
Lundin Mining Corp.	242,000	$5,201,268
Parque Arauco SA	182,186	604,073
Total Chile		5,805,341

Mexico: 1.3%
Gentera SAB de CV	2,211,700	5,659,594
Total Mexico		5,659,594

Indonesia: 1.1%
PT Mitra Adiperkasa Tbk	37,601,900	2,623,737
PT GoTo Gojek Tokopedia Tbk[d]	598,617,500	2,288,983
Total Indonesia		4,912,720

United Kingdom: 1.1%
Baltic Classifieds Group PLC	1,738,715	4,757,713
Total United Kingdom		4,757,713

Panama: 0.7%
Banco Latinoamericano de Comercio Exterior SA E Shares	68,457	3,053,182
Total Panama		3,053,182

Saudi Arabia: 0.7%
Saudi Tadawul Group Holding Co.	77,670	2,905,274
Total Saudi Arabia		2,905,274

Bangladesh: 0.5%
BRAC Bank PLC	4,626,474	2,387,980
Total Bangladesh		2,387,980

	Shares	Value

Russia: 0.0%
Moscow Exchange MICEX-RTS PJSC[d,e]	2,101,250	$26,564
Total Russia		26,564

Total Investments: 100.2%		437,726,959
(Cost $388,826,322)
LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS: (0.2%)		(1,003,709)
Net Assets: 100.0%		$436,723,250

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note 2-A).
b
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At
December 31, 2025, the aggregate value is $29,164,046, which is 6.68% of net assets.

c	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
d	Non-income producing security.
e	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. The aggregate value of Level 3 security is $26,564 and 0.01% of net assets.
ADR	American Depositary Receipt
PJSC	Public Joint Stock Co.
See accompanying notes to financial statements.
matthewsasia.com | 800.789.ASIA  6

Matthews Asia Growth FundDecember 31, 2025
Schedule of Investmentsa

COMMON EQUITIES: 98.8%
	Shares	Value
China/Hong Kong: 26.3%
Tencent Holdings, Ltd.	146,200	$11,219,906
Alibaba Group Holding, Ltd.	382,900	7,030,412
NAURA Technology Group Co., Ltd. A Shares	57,105	3,757,626
Contemporary Amperex Technology Co., Ltd. A Shares	64,600	3,402,846
China Life Insurance Co., Ltd. H Shares	883,000	3,121,346
Ping An Insurance Group Co. of China, Ltd. H Shares	305,500	2,566,110
DiDi Global, Inc. ADR[b]	404,998	2,138,389
Futu Holdings, Ltd. ADR[b]	12,954	2,127,176
Advanced Micro-Fabrication Equipment, Inc. China A Shares	54,184	2,118,332
PDD Holdings, Inc. ADR[b]	18,602	2,109,281
Hong Kong Exchanges & Clearing, Ltd.	39,200	2,050,997
Trip.com Group, Ltd. ADR	24,308	1,747,988
WuXi XDC Cayman, Inc.[b]	212,000	1,657,637
Kuaishou Technology[c,d]	190,800	1,577,231
NetEase, Inc.	53,100	1,461,588
Jiangsu Hengrui Pharmaceuticals Co., Ltd. A Shares	127,300	1,087,872
Zhejiang Sanhua Intelligent Controls Co., Ltd.	210,100	1,037,714
BYD Co., Ltd. H Shares	82,100	1,003,324
Sungrow Power Supply Co., Ltd. A Shares	40,600	995,485
Innovent Biologics, Inc.[b,c,d]	97,000	949,311
Jiangsu Hengli Hydraulic Co., Ltd. A Shares	54,200	853,296
Wuxi Biologics Cayman, Inc.[b,c,d]	164,500	665,207
Total China/Hong Kong		54,679,074

Japan: 25.1%
Tokyo Electron, Ltd.	26,200	5,835,457
Sony Group Corp.	218,000	5,591,916
Hitachi, Ltd.	172,800	5,419,280
Mitsubishi Electric Corp.	145,000	4,227,744
ORIX Corp.	106,500	3,114,836
Shin-Etsu Chemical Co., Ltd.	94,600	2,938,385
ITOCHU Corp.	218,000	2,754,825
Fujitsu, Ltd.	98,900	2,718,060
Daiichi Sankyo Co., Ltd.	126,800	2,692,542
SoftBank Group Corp.	92,400	2,592,128
TDK Corp.	164,500	2,327,305
Mitsubishi UFJ Financial Group, Inc.	146,100	2,318,764
Asics Corp.	80,500	1,932,521
Nintendo Co., Ltd.	25,900	1,748,627
Kawasaki Heavy Industries, Ltd.	22,800	1,512,016
Fast Retailing Co., Ltd.	3,900	1,414,094
Sumitomo Electric Industries, Ltd.	26,700	1,075,404
Keyence Corp.	2,800	1,012,830
CyberAgent, Inc.	79,400	676,570
Anritsu Corp.	17,000	243,653
Total Japan		52,146,957

Taiwan: 15.8%
Taiwan Semiconductor Manufacturing Co., Ltd.	447,000	21,973,306
Delta Electronics, Inc.	107,000	3,263,924
MediaTek, Inc.	61,000	2,769,717
Accton Technology Corp.	40,000	1,509,480
Alchip Technologies, Ltd.	11,000	1,227,880
ASPEED Technology, Inc.	5,000	1,150,352

	Shares	Value
Wiwynn Corp.	7,000	$997,266
Total Taiwan		32,891,925

South Korea: 15.5%
Samsung Electronics Co., Ltd.	130,929	10,973,801
SK Hynix, Inc.	14,941	6,766,453
Kakao Corp.	65,315	2,723,719
Hanwha Aerospace Co., Ltd.	4,090	2,670,973
Samsung C&T Corp.	13,877	2,304,876
Samsung Biologics Co., Ltd.[b,c,d]	1,638	1,923,314
Hyundai Rotem Co., Ltd.	13,563	1,768,893
Kia Corp.	19,789	1,677,583
Coupang, Inc.[b]	60,705	1,432,031
Total South Korea		32,241,643

India: 10.3%
Eternal, Ltd.[b]	1,278,660	3,962,546
HDFC Bank, Ltd.	266,259	2,941,335
ICICI Bank, Ltd.	183,215	2,742,102
Bharti Airtel, Ltd.	90,150	2,115,954
Delhivery, Ltd.[b]	400,860	1,803,016
Reliance Industries, Ltd.	97,159	1,700,148
HDFC Asset Management Co., Ltd.[c,d]	48,608	1,445,847
Bajaj Finance, Ltd.	114,361	1,257,627
Mahindra & Mahindra, Ltd.	27,895	1,152,038
Le Travenues Technology, Ltd.[b,d]	338,337	961,905
Netweb Technologies India, Ltd.	20,923	723,772
Inventurus Knowledge Solutions, Ltd.[b]	33,615	619,993
Total India		21,426,283

Singapore: 2.2%
Sea, Ltd. ADR[b]	26,392	3,366,827
Grab Holdings, Ltd. Class Ab	254,528	1,270,095
Total Singapore		4,636,922

Australia: 1.8%
Macquarie Group, Ltd.	15,049	2,033,574
CAR Group, Ltd.	79,556	1,629,408
Total Australia		3,662,982

Philippines: 1.0%
Bank of the Philippine Islands	1,004,120	1,981,529
Total Philippines		1,981,529

Indonesia: 0.8%
PT Bank Central Asia Tbk	3,282,200	1,584,964
Total Indonesia		1,584,964

Total Investments: 98.8%		205,252,279
(Cost $169,724,093)
CASH AND OTHER ASSETS, LESS LIABILITIES: 1.2%		2,397,544
Net Assets: 100.0%		$207,649,823

7  MATTHEWS ASIA FUNDS

Matthews Asia Growth FundDecember 31, 2025
Schedule of Investmentsa (continued)
a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note 2-A).
b	Non-income producing security.
c
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At
December 31, 2025, the aggregate value is $6,560,910, which is 3.16% of net assets.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
ADR	American Depositary Receipt
See accompanying notes to financial statements.
matthewsasia.com | 800.789.ASIA  8

Matthews Pacific Tiger FundDecember 31, 2025
Schedule of Investmentsa

COMMON EQUITIES: 98.8%
	Shares	Value
China/Hong Kong: 34.2%
Tencent Holdings, Ltd.	574,500	$44,089,163
Alibaba Group Holding, Ltd.	1,672,300	30,705,037
Ping An Insurance Group Co. of China, Ltd. H Shares	1,741,000	14,623,886
Hongfa Technology Co., Ltd. A Shares	3,301,436	14,353,329
AIA Group, Ltd.	1,143,200	11,767,065
Hong Kong Exchanges & Clearing, Ltd.	215,700	11,285,716
WuXi AppTec Co., Ltd. H Shares[b,c]	779,000	9,878,163
Zhejiang Sanhua Intelligent Controls Co., Ltd. A Shares	1,240,500	9,848,289
New China Life Insurance Co., Ltd. H Shares	1,352,500	9,476,672
China Merchants Bank Co., Ltd. H Shares	1,158,500	7,881,157
Trip.com Group, Ltd.	108,200	7,758,095
DiDi Global, Inc. ADR[d]	1,393,541	7,357,897
Swire Properties, Ltd.	2,714,200	7,329,529
Dongfang Electric Corp., Ltd. H Shares	2,089,200	6,711,656
China Resources Land, Ltd.	1,839,000	6,433,378
NAURA Technology Group Co., Ltd. A Shares	86,405	5,685,626
China Merchants Bank Co., Ltd. A Shares	909,247	5,489,974
GF Securities Co., Ltd. H Shares	2,393,800	5,431,957
Midea Group Co., Ltd. A Shares	443,700	4,969,851
Shanghai MicroPort MedBot Group Co., Ltd. H Shares[d]	1,516,000	4,749,545
Sungrow Power Supply Co., Ltd. A Shares	193,685	4,749,025
J&T Global Express, Ltd.[d]	3,065,200	4,125,783
PDD Holdings, Inc. ADR[d]	30,638	3,474,043
Kuaishou Technology[b,c]	391,400	3,235,473
Meituan Class Bb,c,d	229,100	3,036,079
Kweichow Moutai Co., Ltd. A Shares	9,100	1,797,551
BYD Co., Ltd. H Shares	130,500	1,594,809
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. A Shares	53,200	1,453,300
China Tower Corp., Ltd. H Shares[b,c]	496,500	738,121
Total China/Hong Kong		250,030,169

Taiwan: 22.0%
Taiwan Semiconductor Manufacturing Co., Ltd.	1,983,000	97,478,896
Delta Electronics, Inc.	652,000	19,888,583
MediaTek, Inc.	192,000	8,717,797
Accton Technology Corp.	200,000	7,547,400
Hon Hai Precision Industry Co., Ltd.	858,000	6,289,419
Cathay Financial Holding Co., Ltd.	2,501,000	6,032,877
Alchip Technologies, Ltd.	50,000	5,581,274
Elite Material Co., Ltd.	68,000	3,562,652
Quanta Computer, Inc.	385,000	3,325,201
ASMedia Technology, Inc.	46,000	1,767,637
E Ink Holdings, Inc.	121,000	760,235
Total Taiwan		160,951,971

South Korea: 16.9%
Samsung Electronics Co., Ltd.	511,202	42,846,344
SK Hynix, Inc.	56,829	25,736,614
KB Financial Group, Inc.	162,554	13,993,411
Samsung C&T Corp.	66,019	10,965,309
NAVER Corp.	49,544	8,328,425
Classys, Inc.	166,172	6,274,947
HD Hyundai Heavy Industries Co., Ltd.	17,084	6,021,242
Samsung Biologics Co., Ltd.[b,c,d]	3,213	3,772,654

	Shares	Value
Hyundai Motor Co.	17,903	$3,697,112
LG Chem, Ltd.	7,913	1,830,381
Total South Korea		123,466,439

India: 16.3%
HDFC Bank, Ltd.	1,310,741	14,479,618
Eternal, Ltd.[d]	4,353,692	13,492,018
ICICI Bank, Ltd.	886,404	13,266,438
Hindustan Unilever, Ltd.	430,481	11,093,598
Mahindra & Mahindra, Ltd.	252,822	10,441,313
Bharti Airtel, Ltd.	397,550	9,331,088
TVS Motor Co., Ltd.	188,869	7,826,403
Infosys, Ltd.	418,997	7,545,668
State Bank of India	531,421	5,813,264
Cholamandalam Investment and Finance Co., Ltd.	227,825	4,321,317
Inventurus Knowledge Solutions, Ltd.[d]	210,506	3,882,561
Cummins India, Ltd.	77,405	3,820,009
Sun Pharmaceutical Industries, Ltd.	197,390	3,779,584
MakeMyTrip, Ltd.[d]	43,513	3,573,287
HDFC Asset Management Co., Ltd.[b,c]	116,146	3,454,768
Metropolis Healthcare, Ltd.[b,c]	152,000	3,262,494
Kwality Wall’s India, Ltd.[e]	519,351	220,731
Total India		119,604,159

Singapore: 3.9%
DBS Group Holdings, Ltd.	336,600	14,744,647
Sea, Ltd. ADR[d]	67,004	8,547,700
Grab Holdings, Ltd. Class Ad	1,068,517	5,331,900
Total Singapore		28,624,247

Malaysia: 1.8%
CIMB Group Holdings BHD	3,946,400	8,014,021
Telekom Malaysia BHD	2,756,200	5,464,301
Total Malaysia		13,478,322

Thailand: 1.1%
Central Pattana Public Co., Ltd.	4,443,700	7,780,833
Total Thailand		7,780,833

Indonesia: 1.0%
PT Bank Central Asia Tbk	14,445,800	6,975,829
Total Indonesia		6,975,829

Philippines: 0.9%
Bank of the Philippine Islands	3,430,290	6,769,331
Total Philippines		6,769,331

Vietnam: 0.7%
Asia Commercial Bank JSC	4,638,985	4,227,003
FPT Corp.	174,320	634,247
Total Vietnam		4,861,250

TOTAL COMMON EQUITIES		722,542,550
(Cost $549,974,700)
9  MATTHEWS ASIA FUNDS

Matthews Pacific Tiger FundDecember 31, 2025
Schedule of Investmentsa (continued)
PREFERRED EQUITIES: 0.0%
	Shares	Value
India: 0.0%
TVS Motor Co., Ltd., Pfd.[d,e]	765,196	$93,628
Total India		93,628

TOTAL PREFERRED EQUITIES		93,628
(Cost $0)

Total Investments: 98.8%		722,636,178
(Cost $549,974,700)
CASH AND OTHER ASSETS, LESS LIABILITIES: 1.2%		9,082,085
Net Assets: 100.0%		$731,718,263

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note 2-A).
b
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At
December 31, 2025, the aggregate value is $27,377,752, which is 3.74% of net assets.

c	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
d	Non-income producing security.
e	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. The aggregate value of Level 3 security is $314,359 and 0.04% of net assets.
ADR	American Depositary Receipt
BHD	Berhad
JSC	Joint Stock Co.
Pfd.	Preferred
See accompanying notes to financial statements.
matthewsasia.com | 800.789.ASIA  10

Matthews Asia Innovators FundDecember 31, 2025
Schedule of Investmentsa

COMMON EQUITIES: 97.5%
	Shares	Value
China/Hong Kong: 38.1%
Tencent Holdings, Ltd.	282,100	$21,649,352
Alibaba Group Holding, Ltd.	741,700	13,618,326
PDD Holdings, Inc. ADR[b]	93,418	10,592,667
NAURA Technology Group Co., Ltd. A Shares	149,882	9,862,543
Contemporary Amperex Technology Co., Ltd. A Shares	135,700	7,148,083
Futu Holdings, Ltd. ADR[b]	38,614	6,340,805
DiDi Global, Inc. ADR[b]	1,155,938	6,103,353
Baidu, Inc. Class Ab	287,500	4,728,001
WuXi XDC Cayman, Inc.[b]	551,000	4,308,293
Kuaishou Technology[c,d]	509,400	4,210,910
Trip.com Group, Ltd. ADR	54,239	3,900,326
Luxshare Precision Industry Co., Ltd. A Shares	409,600	3,337,357
NetEase, Inc.	111,600	3,071,812
Wuxi Biologics Cayman, Inc.[b,c,d]	706,000	2,854,933
Jiangsu Hengrui Pharmaceuticals Co., Ltd. A Shares	330,192	2,821,732
BYD Co., Ltd. H Shares	230,500	2,816,885
Innovent Biologics, Inc.[b,c,d]	261,000	2,554,331
Sungrow Power Supply Co., Ltd. A Shares	98,100	2,405,346
Jiangsu Hengli Hydraulic Co., Ltd. A Shares	134,600	2,119,070
Kanzhun, Ltd. ADR	103,913	2,117,747
Advanced Micro-Fabrication Equipment, Inc. China A Shares	41,158	1,609,078
Zhejiang Sanhua Intelligent Controls Co., Ltd.	316,500	1,563,239
Tencent Music Entertainment Group ADR	84,512	1,481,495
Total China/Hong Kong		121,215,684

Taiwan: 22.9%
Taiwan Semiconductor Manufacturing Co., Ltd.	761,000	37,408,694
Delta Electronics, Inc.	261,000	7,961,534
Hon Precision, Inc.	44,339	4,833,807
WIN Semiconductors Corp.	812,000	4,726,029
Chroma ATE, Inc.	191,000	4,724,093
ASPEED Technology, Inc.	16,000	3,681,125
MediaTek, Inc.	80,000	3,632,415
Accton Technology Corp.	95,000	3,585,015
Alchip Technologies, Ltd.	21,000	2,344,135
Total Taiwan		72,896,847

South Korea: 18.6%
Samsung Electronics Co., Ltd.	220,229	18,458,471
SK Hynix, Inc.	26,651	12,069,656
Kakao Corp.	136,372	5,686,886
Hanwha Aerospace Co., Ltd.	8,561	5,590,758
Samsung C&T Corp.	28,712	4,768,869
Samsung Electro-Mechanics Co., Ltd.	23,305	4,124,471
Samsung Biologics Co., Ltd.[b,c,d]	3,346	3,928,821
Coupang, Inc.[b]	110,284	2,601,600

	Shares	Value
Hyundai Rotem Co., Ltd.	15,838	$2,065,600
Total South Korea		59,295,132

India: 12.9%
Eternal, Ltd.[b]	3,242,395	10,048,128
MakeMyTrip, Ltd.[b]	58,919	4,838,428
Bharti Airtel, Ltd.	202,503	4,753,046
Delhivery, Ltd.[b]	896,718	4,033,320
Reliance Industries, Ltd.	212,115	3,711,719
PB Fintech, Ltd.[b]	141,495	2,877,794
Bajaj Finance, Ltd.	247,658	2,723,492
Cartrade Tech, Ltd.[b]	72,863	2,292,966
Netweb Technologies India, Ltd.	61,845	2,139,353
Le Travenues Technology, Ltd.[b,d]	700,470	1,991,463
Mahindra & Mahindra, Ltd.	41,131	1,698,672
Total India		41,108,381

Singapore: 3.0%
Sea, Ltd. ADR[b]	56,526	7,211,022
Grab Holdings, Ltd. Class Ab	467,204	2,331,348
Total Singapore		9,542,370

Japan: 2.0%
Hitachi, Ltd.	198,900	6,237,817
Total Japan		6,237,817

Total Investments: 97.5%		310,296,231
(Cost $243,637,195)
CASH AND OTHER ASSETS, LESS LIABILITIES: 2.5%		8,119,175
Net Assets: 100.0%		$318,415,406

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note 2-A).
b	Non-income producing security.
c
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At
December 31, 2025, the aggregate value is $13,548,995, which is 4.26% of net assets.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
ADR	American Depositary Receipt
See accompanying notes to financial statements.
11  MATTHEWS ASIA FUNDS

Matthews China FundDecember 31, 2025
Schedule of Investmentsa

COMMON EQUITIES: 99.5%
	Shares	Value
Financials: 25.3%
Insurance: 9.1%
Ping An Insurance Group Co. of China, Ltd. H Shares	2,212,500	$18,584,347
China Life Insurance Co., Ltd. H Shares	3,963,000	14,008,939
New China Life Insurance Co., Ltd. H Shares	917,400	6,428,022
		39,021,308
Banks: 7.9%
China Construction Bank Corp. H Shares	15,142,000	14,987,718
China Merchants Bank Co., Ltd. H Shares	1,511,000	10,279,178
China Merchants Bank Co., Ltd. A Shares	1,392,723	8,409,170
		33,676,066
Capital Markets: 7.8%
China International Capital Corp., Ltd. H Shares[b,c]	3,850,800	9,726,596
China Merchants Securities Co., Ltd. H Shares[b,c]	4,813,200	8,651,481
East Money Information Co., Ltd. A Shares	1,568,720	5,210,163
Futu Holdings, Ltd. ADR[d]	25,717	4,222,989
Hong Kong Exchanges & Clearing, Ltd.	75,000	3,924,102
Hithink RoyalFlush Information Network Co., Ltd. A Shares	32,600	1,505,264
		33,240,595
Consumer Finance: 0.5%
Qfin Holdings, Inc. ADR	116,132	2,237,864
Total Financials		108,175,833

Consumer Discretionary: 23.6%
Broadline Retail: 14.4%
Alibaba Group Holding, Ltd.	2,040,500	37,465,543
JD.com, Inc. Class A	905,213	13,016,274
PDD Holdings, Inc. ADR[d]	100,275	11,370,182
		61,851,999
Hotels, Restaurants & Leisure: 5.1%
Meituan Class Bb,c,d	779,880	10,335,125
Galaxy Entertainment Group, Ltd.	1,298,000	6,400,202
Trip.com Group, Ltd. ADR	56,889	4,090,888
Luckin Coffee, Inc. ADR[d]	31,594	1,058,399
		21,884,614
Household Durables: 2.3%
Midea Group Co., Ltd. A Shares	494,952	5,543,921
Man Wah Holdings, Ltd.	7,250,000	4,263,686
		9,807,607
Automobiles: 1.8%
BYD Co., Ltd. H Shares	489,200	5,978,395
XPeng, Inc. A Shares[d]	168,600	1,714,303
		7,692,698
Total Consumer Discretionary		101,236,918

Communication Services: 15.8%
Interactive Media & Services: 13.9%
Tencent Holdings, Ltd.	601,300	46,145,890
Kuaishou Technology[b,c]	944,800	7,810,105

	Shares	Value
Baidu, Inc. Class Ad	349,150	$5,741,849
		59,697,844
Diversified Telecommunication Services: 1.0%
China Tower Corp., Ltd. H Shares[b,c]	2,850,000	4,236,947
Entertainment: 0.9%
NetEase, Inc.	110,400	3,038,781
Tencent Music Entertainment Group ADR	36,494	639,740
		3,678,521
Total Communication Services		67,613,312

Industrials: 10.6%
Electrical Equipment: 5.0%
Contemporary Amperex Technology Co., Ltd. A Shares	188,560	9,932,518
Sungrow Power Supply Co., Ltd. A Shares	256,603	6,291,732
Hongfa Technology Co., Ltd. A Shares	1,241,716	5,408,044
		21,632,294
Machinery: 2.3%
Yutong Bus Co., Ltd. A Shares	1,067,300	5,003,112
Neway Valve Suzhou Co., Ltd. A Shares	645,297	4,808,890
		9,812,002
Ground Transportation: 1.4%
DiDi Global, Inc. ADR[d]	1,106,686	5,843,302
Professional Services: 1.0%
Kanzhun, Ltd. ADR	209,411	4,267,796
Air Freight & Logistics: 0.9%
JD Logistics, Inc.[b,c,d]	2,727,700	4,013,280
Total Industrials		45,568,674

Information Technology: 9.7%
Semiconductors & Semiconductor Equipment: 4.5%
OmniVision Integrated Circuits Group, Inc. A Shares	377,700	6,816,842
Cambricon Technologies Corp., Ltd. A Shares[d]	28,038	5,445,687
Xinyi Solar Holdings, Ltd.	6,634,000	2,537,513
NAURA Technology Group Co., Ltd. A Shares	38,540	2,536,011
Suzhou Everbright Photonics Co., Ltd. A Shares[d]	94,903	1,696,862
		19,032,915
Communications Equipment: 2.9%
Suzhou TFC Optical Communication Co., Ltd. A Shares	296,216	8,568,415
BYD Electronic International Co., Ltd.	921,000	3,988,469
		12,556,884
Electronic Equipment, Instruments & Components: 2.3%
Foxconn Industrial Internet Co., Ltd. A Shares	791,675	7,026,988
matthewsasia.com | 800.789.ASIA  12

Matthews China FundDecember 31, 2025
Schedule of Investmentsa (continued)
COMMON EQUITIES (continued)
	Shares	Value
WUS Printed Circuit Kunshan Co., Ltd. A Shares	269,600	$2,809,497
		9,836,485
Total Information Technology		41,426,284

Materials: 5.6%
Metals & Mining: 4.8%
CMOC Group, Ltd. A Shares	2,807,100	8,049,839
CMOC Group, Ltd. H Shares	3,120,000	7,751,710
MMG, Ltd.[d]	3,060,000	3,457,397
JCHX Mining Management Co., Ltd. A Shares	135,300	1,478,345
		20,737,291
Chemicals: 0.8%
Shanghai Putailai New Energy Technology Group Co., Ltd. A Shares	845,250	3,309,838
Total Materials		24,047,129

Health Care: 3.6%
Life Sciences Tools & Services: 1.6%
WuXi AppTec Co., Ltd. A Shares	538,800	6,993,647
Biotechnology: 1.6%
Innovent Biologics, Inc.[b,c,d]	681,000	6,664,748
Pharmaceuticals: 0.4%
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd. A Shares	457,210	1,865,060
Total Health Care		15,523,455

Real Estate: 3.2%
Real Estate Management & Development: 3.2%
China Resources Land, Ltd.	708,000	2,476,798
China Overseas Property Holdings, Ltd.	3,870,000	2,249,540
CIFI Holdings Group Co., Ltd.[d]	104,961,520	2,174,539
Longfor Group Holdings, Ltd.[b,c]	1,948,000	2,147,410
KE Holdings, Inc. ADR	103,161	1,625,817
Yuexiu Property Co., Ltd.	3,079,000	1,568,996
China Overseas Grand Oceans Group, Ltd.	3,122,000	794,562

	Shares	Value
Times China Holdings, Ltd.[d]	42,755,000	$563,159
Total Real Estate		13,600,821

Energy: 1.5%
Energy Equipment & Services: 1.0%
China Oilfield Services, Ltd. H Shares	4,658,000	4,185,663
Oil, Gas & Consumable Fuels: 0.5%
PetroChina Co., Ltd. H Shares	1,954,000	2,106,215
Total Energy		6,291,878

Consumer Staples: 0.6%
Beverages: 0.6%
Wuliangye Yibin Co., Ltd. A Shares	156,679	2,380,219
Total Consumer Staples		2,380,219

Total Investments: 99.5%		425,864,523
(Cost $382,340,467)
CASH AND OTHER ASSETS, LESS LIABILITIES: 0.5%		2,207,907
Net Assets: 100.0%		$428,072,430

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note 2-A).
b
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At
December 31, 2025, the aggregate value is $53,585,692, which is 12.52% of net assets.

c	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
d	Non-income producing security.
ADR	American Depositary Receipt
See accompanying notes to financial statements.
13  MATTHEWS ASIA FUNDS

Matthews China Small Companies FundDecember 31, 2025
Schedule of Investmentsa

COMMON EQUITIES: 98.8%
	Shares	Value
Consumer Discretionary: 24.8%
Hotels, Restaurants & Leisure: 9.8%
Atour Lifestyle Holdings, Ltd. ADR	61,150	$2,409,310
Tongcheng Travel Holdings, Ltd.[b]	771,200	2,226,136
DPC Dash, Ltd.[c]	145,300	1,340,685
Guangzhou Xiao Noodles Catering Management Co., Ltd. H Shares[c]	728,500	421,223
		6,397,354
Automobile Components: 8.4%
Zhejiang Shuanghuan Driveline Co., Ltd. A Shares	345,803	2,348,037
Minth Group, Ltd.	522,000	2,138,617
CALB Group Co., Ltd.[b,c,d]	290,900	940,744
		5,427,398
Textiles, Apparel & Luxury Goods: 3.9%
Crystal International Group, Ltd.[b,d]	1,666,000	1,434,382
Xtep International Holdings, Ltd.	954,000	651,176
Samsonite Group SAb,d	186,300	475,785
		2,561,343
Household Durables: 2.5%
Hisense Home Appliances Group Co., Ltd. H Shares	287,000	852,414
Jason Furniture Hangzhou Co., Ltd. A Shares	171,200	754,365
		1,606,779
Specialty Retail: 0.2%
Eternal Beauty Holdings, Ltd.	576,000	155,422
Total Consumer Discretionary		16,148,296

Information Technology: 21.6%
Electronic Equipment, Instruments & Components: 11.1%
Wasion Holdings, Ltd.	1,004,000	2,216,565
Kingboard Laminates Holdings, Ltd.	845,500	1,434,417
FIT Hon Teng, Ltd.[b,c,d]	2,037,000	1,291,954
Xiamen Faratronic Co., Ltd. A Shares	85,200	1,282,916
Karrie International Holdings, Ltd.	1,682,000	522,496
Elite Material Co., Ltd.	9,000	471,528
		7,219,876
Semiconductors & Semiconductor Equipment: 7.3%
ACM Research, Inc. Class Ac	71,428	2,817,834
Jiangsu Leadmicro Nano Technology Co., Ltd. A Shares	109,201	980,863
WIN Semiconductors Corp.	166,000	966,159
		4,764,856
Software: 2.3%
Kingdee International Software Group Co., Ltd.[c]	469,000	804,042
ZWSOFT Co., Ltd. Guangzhou A Shares	67,824	662,349
		1,466,391
IT Services: 0.9%
SUNeVision Holdings, Ltd.	971,000	574,262
Total Information Technology		14,025,385

	Shares	Value

Industrials: 21.5%
Electrical Equipment: 10.7%
Hongfa Technology Co., Ltd. A Shares	721,619	$3,142,866
Time Interconnect Technology, Ltd.	595,000	1,300,081
Shenzhen Megmeet Electrical Co., Ltd. A Shares	92,400	1,190,021
Xuji Electric Co., Ltd. A Shares	214,300	789,871
Kehua Data Co., Ltd. A Shares	71,500	570,805
		6,993,644
Marine Transportation: 2.5%
SITC International Holdings Co., Ltd.	450,500	1,612,067
Commercial Services & Supplies: 2.4%
China Everbright Environment Group, Ltd.	2,480,000	1,534,809
Machinery: 2.0%
China Yuchai International, Ltd.	22,331	792,751
Precision Tsugami China Corp., Ltd.[b]	115,000	498,265
		1,291,016
Ground Transportation: 1.7%
Full Truck Alliance Co., Ltd. ADR	104,515	1,121,446
Professional Services: 1.4%
Kanzhun, Ltd. ADR	44,196	900,714
Construction & Engineering: 0.8%
Sinopec Engineering Group Co., Ltd. H Shares	524,000	515,739
Total Industrials		13,969,435

Health Care: 6.9%
Health Care Equipment & Supplies: 3.2%
Shanghai Conant Optical Co., Ltd. H Shares	135,700	940,942
AK Medical Holdings, Ltd.[b,d]	902,000	662,724
Microport Scientific Corp.[c]	353,800	492,518
		2,096,184
Pharmaceuticals: 2.8%
HUTCHMED China, Ltd.[c]	416,500	1,104,089
Grand Pharmaceutical Group, Ltd.	670,500	675,827
		1,779,916
Health Care Technology: 0.5%
Medlive Technology Co., Ltd.[b,d]	267,500	333,204
Biotechnology: 0.4%
Sichuan Kelun-Biotech Biopharmaceutical Co., Ltd.[c]	5,600	281,106
Total Health Care		4,490,410

Communication Services: 5.5%
Entertainment: 4.7%
NetEase Cloud Music, Inc.[b,c,d]	78,850	1,888,684
Damai Entertainment Holdings, Ltd.[c]	9,890,000	1,210,261
		3,098,945
Interactive Media & Services: 0.8%
Meitu, Inc.[b,d]	559,000	503,347
Total Communication Services		3,602,292
matthewsasia.com | 800.789.ASIA  14

Matthews China Small Companies FundDecember 31, 2025
Schedule of Investmentsa (continued)
COMMON EQUITIES (continued)
	Shares	Value

Materials: 5.1%
Chemicals: 3.4%
Sunresin New Materials Co., Ltd. A Shares	189,800	$1,679,391
Dongyue Group, Ltd.	379,000	527,514
		2,206,905
Metals & Mining: 1.7%
MMG, Ltd.[c]	983,200	1,110,886
Total Materials		3,317,791

Energy: 4.9%
Energy Equipment & Services: 4.9%
Yantai Jereh Oilfield Services Group Co., Ltd. A Shares	310,700	3,152,332
Total Energy		3,152,332

Real Estate: 3.8%
Real Estate Management & Development: 3.8%
China Overseas Property Holdings, Ltd.	1,795,000	1,043,391
Greentown China Holdings, Ltd.	792,500	863,910
Yuexiu Property Co., Ltd.	1,099,000	560,028
Total Real Estate		2,467,329

Consumer Staples: 2.4%
Personal Care Products: 1.0%
Giant Biogene Holding Co., Ltd.[b,d]	149,400	639,556
Consumer Staples Distribution & Retail: 0.8%
Yifeng Pharmacy Chain Co., Ltd. A Shares	159,600	497,046
Food Products: 0.6%
Anjoy Foods Group Co., Ltd. H Shares	49,900	424,106
Total Consumer Staples		1,560,708

Utilities: 1.2%
Gas Utilities: 1.2%
ENN Natural Gas Co., Ltd. A Shares	267,442	795,908
Total Utilities		795,908

	Shares	Value

Financials: 1.1%
Financial Services: 1.1%
China Development Bank Financial Leasing Co., Ltd. H Shares[b,d]	3,142,000	$693,875
Total Financials		693,875

Total Investments: 98.8%		64,223,761
(Cost $51,148,627)
CASH AND OTHER ASSETS, LESS LIABILITIES: 1.2%		810,804
Net Assets: 100.0%		$65,034,565

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note 2-A).
b	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
c	Non-income producing security.
d
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At
December 31, 2025, the aggregate value is $8,864,255, which is 13.63% of net assets.

ADR	American Depositary Receipt
See accompanying notes to financial statements.
15  MATTHEWS ASIA FUNDS

Matthews India FundDecember 31, 2025
Schedule of Investmentsa

COMMON EQUITIES: 104.7%
	Shares	Value
Financials: 36.7%
Banks: 21.8%
HDFC Bank, Ltd.	5,605,534	$61,923,746
ICICI Bank, Ltd.	2,541,494	38,037,477
State Bank of India	1,912,160	20,917,296
Axis Bank, Ltd.	860,580	12,169,021
Kotak Mahindra Bank, Ltd.	449,736	11,032,230
Federal Bank, Ltd.	1,887,705	5,615,873
Canara Bank	1,849,027	3,188,905
IDFC First Bank, Ltd.	1,119,144	1,066,603
		153,951,151
Consumer Finance: 10.0%
Bajaj Finance, Ltd.	2,864,569	31,501,630
Shriram Finance, Ltd.	2,723,949	30,229,406
Cholamandalam Investment and Finance Co., Ltd.	338,274	6,416,281
SBI Cards & Payment Services, Ltd.	261,361	2,505,744
		70,653,061
Insurance: 3.9%
Max Financial Services, Ltd.[b]	663,073	12,345,509
ICICI Lombard General Insurance Co., Ltd.[c,d]	362,786	7,932,193
Canara HSBC Life Insurance Co., Ltd.[b,e]	2,506,084	4,131,385
PB Fintech, Ltd.[b]	88,263	1,795,136
Star Health & Allied Insurance Co., Ltd.[b]	347,873	1,761,051
		27,965,274
Capital Markets: 1.0%
Nippon Life India Asset Management, Ltd.[c,d]	370,892	3,633,270
Billionbrains Garage Ventures, Ltd.[b,c,d,f]	1,000,050	1,737,637
360 ONE WAM, Ltd.	115,483	1,530,400
		6,901,307
Total Financials		259,470,793

Consumer Discretionary: 23.7%
Hotels, Restaurants & Leisure: 12.5%
Eternal, Ltd.[b]	14,736,356	45,667,720
Swiggy, Ltd.[b]	7,151,292	30,784,332
Le Travenues Technology, Ltd.[b,d]	4,144,692	11,783,515
		88,235,567
Automobiles: 8.4%
Mahindra & Mahindra, Ltd.	572,116	23,627,858
Eicher Motors, Ltd.	160,985	13,104,602
TVS Motor Co., Ltd.	307,130	12,726,933
Maruti Suzuki India, Ltd.	51,413	9,561,796
		59,021,189
Textiles, Apparel & Luxury Goods: 1.3%
Titan Co., Ltd.	199,710	9,015,588
Specialty Retail: 0.9%
Lenskart Solutions, Ltd.[b,g]	712,922	3,574,946
Cartrade Tech, Ltd.[b]	94,342	2,968,901
		6,543,847

	Shares	Value
Household Durables: 0.6%
Crompton Greaves Consumer Electricals, Ltd.	1,627,319	$4,572,899
Total Consumer Discretionary		167,389,090

Information Technology: 11.3%
IT Services: 8.2%
Infosys, Ltd.	1,457,313	26,244,579
Persistent Systems, Ltd.	134,886	9,416,958
Tata Consultancy Services, Ltd.	256,270	9,156,318
LTIMindtree, Ltd.[c,d]	99,320	6,708,111
Coforge, Ltd.	345,767	6,405,922
		57,931,888
Software: 1.6%
AurionPro Solutions, Ltd.	393,730	4,542,270
Capillary Technologies India, Ltd.[b,h]	566,934	4,246,041
Zaggle Prepaid Ocean Services, Ltd.[b]	618,315	2,389,399
		11,177,710
Electronic Equipment, Instruments & Components: 1.5%
Avalon Technologies, Ltd.[b,c,d]	813,002	7,965,834
PG Electroplast, Ltd.	394,194	2,523,122
		10,488,956
Total Information Technology		79,598,554

Consumer Staples: 8.5%
Food Products: 4.0%
Marico, Ltd.	2,164,659	18,068,917
Tata Consumer Products, Ltd.	761,505	10,099,074
Kwality Wall’s India, Ltd.[i]	625,129	265,688
		28,433,679
Personal Care Products: 3.1%
Hindustan Unilever, Ltd.	625,129	16,109,723
Godrej Consumer Products, Ltd.	449,614	6,119,797
		22,229,520
Tobacco: 0.8%
ITC, Ltd.	1,221,781	5,483,484
Beverages: 0.6%
Varun Beverages, Ltd.	789,800	4,311,748
Total Consumer Staples		60,458,431

Health Care: 7.4%
Pharmaceuticals: 4.4%
Neuland Laboratories, Ltd.	134,763	22,752,826
Lupin, Ltd.	163,523	3,841,026
Sun Pharmaceutical Industries, Ltd.	194,834	3,730,642
Aether Industries, Ltd.[b]	69,199	663,147
		30,987,641
Health Care Providers & Services: 1.7%
Metropolis Healthcare, Ltd.[c,d]	433,727	9,309,418
Yatharth Hospital & Trauma Care Services, Ltd.[b,d]	327,797	2,486,617
		11,796,035
matthewsasia.com | 800.789.ASIA  16

Matthews India FundDecember 31, 2025
Schedule of Investmentsa (continued)
COMMON EQUITIES (continued)
	Shares	Value
Health Care Technology: 0.6%
Inventurus Knowledge Solutions, Ltd.[b]	225,574	$4,160,474
Life Sciences Tools & Services: 0.5%
Divi’s Laboratories, Ltd.	52,759	3,749,936
Health Care Equipment & Supplies: 0.2%
Poly Medicure, Ltd.	67,055	1,324,829
Total Health Care		52,018,915

Industrials: 5.9%
Professional Services: 1.4%
Latent View Analytics, Ltd.[b]	1,980,176	10,105,839
Passenger Airlines: 1.3%
InterGlobe Aviation, Ltd.[c,d]	161,804	9,126,626
Air Freight & Logistics: 0.9%
Delhivery, Ltd.[b]	1,398,820	6,291,710
Machinery: 0.9%
Ashok Leyland, Ltd.	1,859,953	3,711,643
Cummins India, Ltd.	50,456	2,490,051
		6,201,694
Electrical Equipment: 0.8%
Bharat Heavy Electricals, Ltd.	1,755,595	5,620,237
Transportation Infrastructure: 0.6%
Gujarat Pipavav Port, Ltd.	2,135,939	4,325,852
Total Industrials		41,671,958

Energy: 5.0%
Oil, Gas & Consumable Fuels: 5.0%
Reliance Industries, Ltd.	2,004,979	35,084,359
Total Energy		35,084,359

Communication Services: 4.1%
Wireless Telecommunication Services: 4.1%
Bharti Airtel, Ltd.	1,249,017	29,316,280
Total Communication Services		29,316,280

Materials: 2.1%
Construction Materials: 1.3%
UltraTech Cement, Ltd.	69,772	9,155,194
Chemicals: 0.8%
Asian Paints, Ltd.	95,150	2,935,506
PI Industries, Ltd.	48,468	1,748,242
Navin Fluorine International, Ltd.	16,179	1,066,100
		5,749,848
Total Materials		14,905,042

TOTAL COMMON EQUITIES		739,913,422
(Cost $617,597,415)
PREFERRED EQUITIES: 0.0%
	Shares	Value
Consumer Discretionary: 0.0%
Automobiles: 0.0%
TVS Motor Co., Ltd., Pfd.[b,i]	1,594,296	$195,075
Total Consumer Discretionary		195,075

TOTAL PREFERRED EQUITIES		195,075
(Cost $0)

Total Investments: 104.7%		740,108,497
(Cost $617,597,415)
LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS: (4.7%)		(33,070,833)
Net Assets: 100.0%		$707,037,664

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note 2-A).
b	Non-income producing security.
c
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At
December 31, 2025, the aggregate value is $46,413,089, which is 6.56% of net assets.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
e	As of December 31, 2025, 942,690 shares of Canara HSBC Life Insurance Co., Ltd. were restricted from sale as part of an anchor investment agreement. That restriction expired on January 12, 2026.
f	As of December 31, 2025, 500,025 shares of Billionbrains Garage Ventures, Ltd. were restricted from sale as part of an anchor investment agreement. That restriction expired on February 09, 2026.
g	As of December 31, 2025, 123,935 shares of Lenskart Solutions, Ltd. were restricted from sale as part of an anchor investment agreement. That restriction expired on February 04, 2026.
h	As of December 31, 2025, 155,988 shares of Capillary Technologies India, Ltd. were restricted from sale as part of an anchor investment agreement. That restriction expired on February 16, 2026.
i	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. The aggregate value of Level 3 security is $460,763 and 0.07% of net assets.
Pfd.	Preferred
See accompanying notes to financial statements.
17  MATTHEWS ASIA FUNDS

Matthews Japan FundDecember 31, 2025
Schedule of Investmentsa

COMMON EQUITIES: 99.7%
	Shares	Value
Industrials: 28.5%
Industrial Conglomerates: 6.4%
Hitachi, Ltd.	1,071,800	$33,613,332
Hikari Tsushin, Inc.	44,800	12,552,914
		46,166,246
Trading Companies & Distributors: 5.7%
Marubeni Corp.	774,400	21,567,039
Sumitomo Corp.	551,200	19,078,412
		40,645,451
Construction & Engineering: 4.0%
Kajima Corp.	415,500	15,492,963
Kinden Corp.	300,800	13,047,903
		28,540,866
Electrical Equipment: 4.0%
Fuji Electric Co., Ltd.	188,000	14,256,994
Mitsubishi Electric Corp.	488,900	14,254,787
		28,511,781
Machinery: 2.7%
Kawasaki Heavy Industries, Ltd.	177,200	11,751,285
Fuji Corp.	314,200	7,320,894
		19,072,179
Ground Transportation: 2.5%
East Japan Railway Co.	695,400	18,328,577
Professional Services: 2.3%
Recruit Holdings Co., Ltd.	298,700	16,784,426
Building Products: 0.9%
Sanwa Holdings Corp.	252,800	6,582,455
Total Industrials		204,631,981

Consumer Discretionary: 20.6%
Household Durables: 6.7%
Sony Group Corp.	1,590,300	40,792,767
Panasonic Holdings Corp.	582,200	7,547,664
		48,340,431
Automobiles: 4.4%
Toyota Motor Corp.	1,052,100	22,596,054
Isuzu Motors, Ltd.	602,100	9,397,051
		31,993,105
Automobile Components: 4.2%
Sumitomo Electric Industries, Ltd.	279,100	11,241,391
Yokohama Rubber Co., Ltd.	279,800	10,767,491
GS Yuasa Corp.	330,400	7,922,811
		29,931,693
Specialty Retail: 3.2%
Fast Retailing Co., Ltd.	46,100	16,715,320
Sanrio Co., Ltd.	202,200	6,326,885
		23,042,205

	Shares	Value
Textiles, Apparel & Luxury Goods: 2.1%
Asics Corp.	620,500	$14,896,015
Total Consumer Discretionary		148,203,449

Financials: 17.3%
Banks: 11.2%
Mitsubishi UFJ Financial Group, Inc.	2,177,100	34,552,916
Sumitomo Mitsui Financial Group, Inc.	861,700	27,713,492
Shizuoka Financial Group, Inc.	630,000	9,781,834
SBI Shinsei Bank, Ltd.[b]	760,000	8,442,288
		80,490,530
Financial Services: 3.6%
ORIX Corp.	738,400	21,596,194
NS Group, Inc.	548,800	4,691,287
		26,287,481
Insurance: 2.5%
Tokio Marine Holdings, Inc.	480,200	17,751,124
Total Financials		124,529,135

Information Technology: 14.7%
Semiconductors & Semiconductor Equipment: 5.9%
Tokyo Electron, Ltd.	135,400	30,157,287
Renesas Electronics Corp.	867,000	11,875,171
		42,032,458
IT Services: 5.5%
NEC Corp.	621,200	21,018,617
Fujitsu, Ltd.	666,000	18,303,621
		39,322,238
Electronic Equipment, Instruments & Components: 3.3%
TDK Corp.	1,044,800	14,781,571
Anritsu Corp.	633,100	9,073,907
		23,855,478
Total Information Technology		105,210,174

Communication Services: 4.1%
Entertainment: 3.3%
Nintendo Co., Ltd.	237,500	16,034,710
Capcom Co., Ltd.	329,700	7,658,615
		23,693,325
Wireless Telecommunication Services: 0.8%
SoftBank Group Corp.	191,100	5,360,993
Total Communication Services		29,054,318

Materials: 4.0%
Chemicals: 4.0%
Shin-Etsu Chemical Co., Ltd.	512,700	15,925,054
Resonac Holdings Corp.	161,600	6,737,985
Osaka Soda Co., Ltd.	460,400	6,380,573
Total Materials		29,043,612

Real Estate: 4.0%
Real Estate Management & Development: 4.0%
Sumitomo Realty & Development Co., Ltd.	595,800	14,958,119
matthewsasia.com | 800.789.ASIA  18

Matthews Japan FundDecember 31, 2025
Schedule of Investmentsa (continued)
COMMON EQUITIES (continued)
	Shares	Value
Mitsui Fudosan Co., Ltd.	1,186,000	$13,478,028
Total Real Estate		28,436,147

Health Care: 3.6%
Pharmaceuticals: 1.9%
Sawai Group Holdings Co., Ltd.	464,100	6,983,996
Astellas Pharma, Inc.	486,100	6,469,756
		13,453,752
Health Care Equipment & Supplies: 1.7%
Terumo Corp.	864,100	12,559,844
Total Health Care		26,013,596

Consumer Staples: 2.9%
Personal Care Products: 1.9%
Kao Corp.	341,200	13,617,823
Beverages: 1.0%
Asahi Group Holdings, Ltd.	666,600	6,987,171
Total Consumer Staples		20,604,994

Total Investments: 99.7%		715,727,406
(Cost $585,597,120)
CASH AND OTHER ASSETS, LESS LIABILITIES: 0.3%		2,159,665
Net Assets: 100.0%		$717,887,071

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note 2-A).
b	Non-income producing security.
See accompanying notes to financial statements.
19  MATTHEWS ASIA FUNDS

Matthews Asia Dividend FundDecember 31, 2025
Schedule of Investmentsa

COMMON EQUITIES: 99.2%
	Shares	Value
China/Hong Kong: 31.7%
Tencent Holdings, Ltd.	352,600	$27,059,772
Alibaba Group Holding, Ltd.	640,300	11,756,524
Industrial & Commercial Bank of China, Ltd. H Shares	13,946,000	11,285,186
Yuexiu Transport Infrastructure, Ltd.	18,020,000	10,947,365
Ping An Insurance Group Co. of China, Ltd. H Shares	1,268,500	10,655,026
Yum China Holdings, Inc.	168,320	8,035,597
AIA Group, Ltd.	764,200	7,865,982
Midea Group Co., Ltd. A Shares	668,741	7,477,280
Hongkong Land Holdings, Ltd.	1,017,700	7,069,677
Dongfang Electric Corp., Ltd. H Shares	2,198,800	7,063,751
HKT Trust & HKT, Ltd.	4,283,000	6,342,087
NARI Technology Co., Ltd. A Shares	1,806,568	5,823,249
China Tower Corp., Ltd. H Shares[b,c]	3,794,500	5,641,086
Hong Kong Exchanges & Clearing, Ltd.	105,600	5,525,135
China Merchants Bank Co., Ltd. H Shares	791,000	5,381,092
Swire Pacific, Ltd. Class A	650,000	5,239,880
China Construction Bank Corp. H Shares	5,216,000	5,162,854
PetroChina Co., Ltd. H Shares	4,672,000	5,035,945
Wuliangye Yibin Co., Ltd. A Shares	330,900	5,026,932
JD.com, Inc. Class A	330,033	4,745,623
Link REIT	1,018,600	4,548,071
China Overseas Property Holdings, Ltd.	7,150,000	4,156,126
Total China/Hong Kong		171,844,240

Japan: 23.4%
Mitsubishi UFJ Financial Group, Inc.	772,100	12,254,056
ORIX Corp.	397,700	11,631,644
Marubeni Corp.	405,000	11,279,249
Sumitomo Corp.	279,400	9,670,734
Tokyo Electron, Ltd.	42,600	9,488,186
Kajima Corp.	251,700	9,385,268
Mitsui Fudosan Co., Ltd.	820,600	9,325,523
Shin-Etsu Chemical Co., Ltd.	293,100	9,104,024
NEC Corp.	262,000	8,864,903
Tokio Marine Holdings, Inc.	234,500	8,668,552
Asahi Group Holdings, Ltd.	625,600	6,557,417
Toyota Motor Corp.	300,700	6,458,163
Hikari Tsushin, Inc.	17,900	5,015,562
Sawai Group Holdings Co., Ltd.	332,400	5,002,112
Sony Group Corp.	146,800	3,765,565
Sony Financial Group, Inc.[d]	379,600	402,283
Total Japan		126,873,241

Taiwan: 13.0%
Taiwan Semiconductor Manufacturing Co., Ltd.	1,167,469	57,389,607
CTBC Financial Holding Co., Ltd.	4,612,000	7,369,009
Delta Electronics, Inc.	198,000	6,039,784
Total Taiwan		70,798,400

South Korea: 13.0%
Samsung Electronics Co., Ltd.	357,448	29,959,468
Hana Financial Group, Inc.	247,228	16,130,783
Korea Investment Holdings Co., Ltd.	62,940	7,086,744
KT&G Corp.	65,174	6,428,951
Macquarie Korea Infrastructure Fund	714,182	5,576,461

	Shares	Value
SK Telecom Co., Ltd.	144,792	$5,375,925
Total South Korea		70,558,332

Australia: 6.3%
Telstra Group, Ltd.	3,246,022	10,531,923
Rio Tinto, Ltd.	72,204	7,043,910
Commonwealth Bank of Australia	63,113	6,736,622
ANZ Group Holdings, Ltd.	264,619	6,397,855
CSL, Ltd.	31,943	3,676,048
Total Australia		34,386,358

India: 6.1%
HDFC Bank, Ltd.	870,682	9,618,333
Power Grid Corp. of India, Ltd.	2,408,629	7,102,465
Bharti Airtel, Ltd.	297,394	6,980,278
Tata Consultancy Services, Ltd.	136,569	4,879,499
Hindustan Unilever, Ltd.	177,692	4,579,165
Kwality Wall’s India, Ltd.[e]	177,692	75,521
Total India		33,235,261

Singapore: 3.8%
Singapore Telecommunications, Ltd.	2,211,700	7,824,992
DBS Group Holdings, Ltd.	162,800	7,131,398
United Overseas Bank, Ltd.	200,400	5,458,001
Total Singapore		20,414,391

Indonesia: 1.0%
PT Bank Rakyat Indonesia Persero Tbk	24,395,584	5,342,802
Total Indonesia		5,342,802

Thailand: 0.9%
Bangkok Dusit Medical Services Public Co., Ltd. F Shares	8,030,800	4,918,499
Total Thailand		4,918,499

Total Investments: 99.2%		538,371,524
(Cost $425,261,469)
CASH AND OTHER ASSETS, LESS LIABILITIES: 0.8%		4,242,965
Net Assets: 100.0%		$542,614,489

matthewsasia.com | 800.789.ASIA  20

Matthews Asia Dividend FundDecember 31, 2025
Schedule of Investmentsa (continued)
a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note 2-A).
b
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At
December 31, 2025, the aggregate value is $5,641,086, which is 1.04% of net assets.

c	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
d	Non-income producing security.
e	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. The aggregate value of Level 3 security is $75,521 and 0.01% of net assets.
REIT	Real Estate Investment Trust
See accompanying notes to financial statements.
21  MATTHEWS ASIA FUNDS

Matthews China Dividend FundDecember 31, 2025
Schedule of Investmentsa

COMMON EQUITIES: 99.4%
	Shares	Value
Industrials: 20.0%
Electrical Equipment: 6.2%
Contemporary Amperex Technology Co., Ltd. A Shares	53,640	$2,825,521
Sungrow Power Supply Co., Ltd. A Shares	70,520	1,729,103
Hongfa Technology Co., Ltd. A Shares	279,600	1,217,741
		5,772,365
Commercial Services & Supplies: 3.5%
China Everbright Environment Group, Ltd.	5,302,000	3,281,273
Transportation Infrastructure: 3.5%
Anhui Expressway Co., Ltd. H Shares	1,906,000	3,203,320
Trading Companies & Distributors: 1.7%
BOC Aviation, Ltd.[b,c]	166,500	1,559,048
Air Freight & Logistics: 1.6%
ZTO Express Cayman, Inc. ADR	70,800	1,479,012
Professional Services: 1.3%
Kanzhun, Ltd. ADR	59,127	1,205,008
Ground Transportation: 1.1%
Full Truck Alliance Co., Ltd. ADR	97,727	1,048,611
Machinery: 1.1%
Techtronic Industries Co., Ltd.	89,500	1,029,530
Total Industrials		18,578,167

Consumer Discretionary: 18.8%
Broadline Retail: 8.8%
Alibaba Group Holding, Ltd.	443,600	8,144,923
Hotels, Restaurants & Leisure: 5.8%
Mixue Group H Shares[d]	39,200	2,066,277
Trip.com Group, Ltd.	27,400	1,964,619
Yum China Holdings, Inc.	29,031	1,385,940
		5,416,836
Automobile Components: 4.2%
Minth Group, Ltd.	612,000	2,507,344
Autel Intelligent Technology Corp., Ltd. A Shares	270,852	1,429,473
		3,936,817
Total Consumer Discretionary		17,498,576

Communication Services: 17.8%
Interactive Media & Services: 16.8%
Tencent Holdings, Ltd.	151,700	11,641,995
Kuaishou Technology[b,c]	231,500	1,913,674
Baidu, Inc. Class Ad	100,350	1,650,278
Meitu, Inc.[b,c]	395,500	356,125
		15,562,072
Media: 1.0%
Focus Media Information Technology Co., Ltd. A Shares	879,200	928,927
Total Communication Services		16,490,999

	Shares	Value

Financials: 17.2%
Banks: 10.4%
China Merchants Bank Co., Ltd. H Shares	559,500	$3,806,221
China Construction Bank Corp. H Shares	3,767,000	3,728,618
Industrial & Commercial Bank of China, Ltd. H Shares	2,584,000	2,090,988
		9,625,827
Insurance: 4.7%
Ping An Insurance Group Co. of China, Ltd. H Shares	524,000	4,401,446
Capital Markets: 2.1%
GF Securities Co., Ltd. H Shares	636,600	1,444,558
China International Capital Corp., Ltd. H Shares[b,c]	187,200	472,842
		1,917,400
Total Financials		15,944,673

Consumer Staples: 8.6%
Food Products: 4.4%
WH Group, Ltd.[b,c]	2,013,500	2,243,067
Inner Mongolia Yili Industrial Group Co., Ltd. A Shares	441,100	1,809,722
		4,052,789
Beverages: 2.4%
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. A Shares	54,980	1,354,908
Beijing Yanjing Brewery Co., Ltd. A Shares	571,200	920,061
		2,274,969
Personal Care Products: 1.8%
Giant Biogene Holding Co., Ltd.[b,c]	196,400	840,754
Mao Geping Cosmetics Co., Ltd.	77,900	818,428
		1,659,182
Total Consumer Staples		7,986,940

Energy: 6.1%
Oil, Gas & Consumable Fuels: 6.1%
PetroChina Co., Ltd. H Shares	2,894,000	3,119,440
China Suntien Green Energy Corp., Ltd. H Shares	4,995,000	2,531,935
Total Energy		5,651,375

Information Technology: 3.9%
Electronic Equipment, Instruments & Components: 3.0%
Wasion Holdings, Ltd.	1,282,000	2,830,315
IT Services: 0.9%
SUNeVision Holdings, Ltd.	1,420,000	839,807
Total Information Technology		3,670,122

Health Care: 3.7%
Health Care Equipment & Supplies: 2.1%
Shanghai Conant Optical Co., Ltd. H Shares	204,500	1,418,000
AK Medical Holdings, Ltd.[b,c]	672,000	493,737
		1,911,737
matthewsasia.com | 800.789.ASIA  22

Matthews China Dividend FundDecember 31, 2025
Schedule of Investmentsa (continued)
COMMON EQUITIES (continued)
	Shares	Value
Pharmaceuticals: 1.6%
CSPC Pharmaceutical Group, Ltd.	1,404,000	$1,523,400
Total Health Care		3,435,137

Materials: 2.2%
Construction Materials: 2.2%
China Jushi Co., Ltd. A Shares	829,707	2,035,977
Total Materials		2,035,977

Real Estate: 1.1%
Real Estate Management & Development: 1.1%
Greentown China Holdings, Ltd.	967,500	1,054,679
Total Real Estate		1,054,679

Total Investments: 99.4%		92,346,645
(Cost $69,625,559)
CASH AND OTHER ASSETS, LESS LIABILITIES: 0.6%		548,541
Net Assets: 100.0%		$92,895,186

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note 2-A).
b
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At
December 31, 2025, the aggregate value is $7,879,247, which is 8.48% of net assets.

c	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
d	Non-income producing security.
ADR	American Depositary Receipt
See accompanying notes to financial statements.
23  MATTHEWS ASIA FUNDS

Statements of Assets and Liabilities December 31, 2025

	Matthews Emerging Markets Equity Fund	Matthews Emerging Markets Sustainable Future Fund	Matthews Emerging Markets Small Companies Fund
ASSETS:
Investments at value (A) (Note 2-A):
Unaffiliated issuers	$257,122,260	$223,777,789	$437,726,959
Cash	16,413,788	2,125,991	1,642,900
Segregated foreign currency at value (B)	459	8,665	3,759
Foreign currency at value (B)	3,212	1,557,701	788,343
Dividends and interest receivable	358,838	322,047	601,664
Receivable for securities sold	—	—	980,836
Receivable for capital shares sold	323,661	19,886	240,693
Other receivable	29,033	37,946	130,601
Prepaid expenses	20,117	—	70,828
TOTAL ASSETS	274,271,368	227,850,025	442,186,583
LIABILITIES:
Payable for securities purchased	9,399,682	1,613,429	237,104
Payable for capital shares redeemed	228,797	34,289	447,745
Deferred foreign capital gains tax liability (Note 2-E)	1,242,925	971,966	4,108,737
Due to Advisor (Note 4)	106,816	141,652	282,523
Administration and accounting fees payable (Note 4)	3,541	3,041	5,974
Administration and shareholder servicing fees payable (Note 4)	47,065	40,388	78,739
Custodian fees payable	7,541	1,708	44,665
Intermediary service fees payable (Note 4)	25,041	15,163	99,762
Professional fees payable	25,603	22,887	36,765
Printing fees payables	1,157	8,169	21,160
Transfer agent fees payable	4,328	615	3,706
Accrued other expenses payable	121,056	48,869	96,453
TOTAL LIABILITIES	11,213,552	2,902,176	5,463,333
NET ASSETS	$263,057,816	$224,947,849	$436,723,250
NET ASSETS:
Investor Class	$197,776,750	$22,267,980	$145,866,268
Institutional Class	65,281,066	202,679,869	290,856,982
TOTAL	$263,057,816	$224,947,849	$436,723,250

See accompanying notes to financial statements.
matthewsasia.com | 800.789.ASIA  24

Statements of Assets and Liabilities  (continued)December 31, 2025
	Matthews Emerging Markets Equity Fund	Matthews Emerging Markets Sustainable Future Fund	Matthews Emerging Markets Small Companies Fund
SHARES OUTSTANDING:
(shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with a $0.001 par value)
Investor Class	12,064,446	1,608,212	5,652,692
Institutional Class	3,988,754	14,633,576	11,293,710
TOTAL	16,053,200	16,241,788	16,946,402
NET ASSET VALUE:
Investor Class, offering price and redemption price	$16.39	$13.85	$25.80
Institutional Class, offering price and redemption price	$16.37	$13.85	$25.75
NET ASSETS CONSISTS OF:
Capital paid-in	$233,213,579	$215,632,320	$485,904,209
Total distributable earnings/(accumulated loss)	29,844,237	9,315,529	(49,180,959)
NET ASSETS	$263,057,816	$224,947,849	$436,723,250
(A) Investments at cost:
Unaffiliated Issuers	$198,047,231	$189,276,191	$388,826,322
(B) Foreign Currency at Cost	$3,213	$1,557,701	$786,371

See accompanying notes to financial statements.
25  MATTHEWS ASIA FUNDS

Statements of Assets and Liabilities  (continued)December 31, 2025
	Matthews Asia Growth Fund	Matthews Pacific Tiger Fund	Matthews Asia Innovators Fund
ASSETS:
Investments at value (A) (Note 2-A):
Unaffiliated issuers	$205,252,279	$722,636,178	$310,296,231
Cash	2,871,517	1,741,792	11,329,025
Foreign currency at value (B)	600,968	3,840,887	5,541
Dividends and interest receivable	124,240	443,028	252,897
Receivable for securities sold	292,836	5,238,193	3,839,915
Receivable for capital shares sold	6,738	121,128	144,227
Other receivable	7,041	1,169,916	—
Prepaid expenses	—	50,964	59,823
TOTAL ASSETS	209,155,619	735,242,086	325,927,659
LIABILITIES:
Payable for securities purchased	667,138	—	5,508,649
Payable for capital shares redeemed	36,292	1,751,546	511,876
Deferred foreign capital gains tax liability (Note 2-E)	418,411	184,761	1,074,317
Due to Advisor (Note 4)	124,824	380,623	191,429
Administration and accounting fees payable (Note 4)	2,787	9,870	4,232
Administration and shareholder servicing fees payable (Note 4)	36,204	124,820	55,871
Custodian fees payable	1,662	25,616	15,084
Intermediary service fees payable (Note 4)	27,694	76,308	22,757
Professional fees payable	31,217	182,196	33,861
Printing fees payables	106,127	635,846	44,172
Transfer agent fees payable	3,109	8,565	3,223
Accrued other expenses payable	50,331	143,672	46,782
TOTAL LIABILITIES	1,505,796	3,523,823	7,512,253
NET ASSETS	$207,649,823	$731,718,263	$318,415,406
NET ASSETS:
Investor Class	$113,326,217	$446,936,387	$172,598,744
Institutional Class	94,323,606	284,781,876	145,816,662
TOTAL	$207,649,823	$731,718,263	$318,415,406

See accompanying notes to financial statements.
matthewsasia.com | 800.789.ASIA  26

Statements of Assets and Liabilities  (continued)December 31, 2025
	Matthews Asia Growth Fund	Matthews Pacific Tiger Fund	Matthews Asia Innovators Fund
SHARES OUTSTANDING:
(shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with a $0.001 par value)
Investor Class	4,196,798	19,906,599	10,241,740
Institutional Class	3,444,744	12,673,547	8,500,842
TOTAL	7,641,542	32,580,146	18,742,582
NET ASSET VALUE:
Investor Class, offering price and redemption price	$27.00	$22.45	$16.85
Institutional Class, offering price and redemption price	$27.38	$22.47	$17.15
NET ASSETS CONSISTS OF:
Capital paid-in	$311,788,327	$577,720,499	$578,381,541
Total distributable earnings/(accumulated loss)	(104,138,504)	153,997,764	(259,966,135)
NET ASSETS	$207,649,823	$731,718,263	$318,415,406
(A) Investments at cost:
Unaffiliated Issuers	$169,724,093	$549,974,700	$243,637,195
(B) Foreign Currency at Cost	$601,555	$3,844,619	$5,541

See accompanying notes to financial statements.
27  MATTHEWS ASIA FUNDS

Statements of Assets and Liabilities  (continued)December 31, 2025
	Matthews China Fund	Matthews China Small Companies Fund	Matthews India Fund
ASSETS:
Investments at value (A) (Note 2-A):
Unaffiliated issuers	$425,864,523	$64,223,761	$740,108,497
Cash	3,002,164	1,142,591	—
Segregated foreign currency at value (B)	28,097	—	—
Foreign currency at value (B)	134	20,606	8,609,198
Dividends and interest receivable	384,923	25,161	—
Receivable for securities sold	—	357,414	1,119,998
Receivable for capital shares sold	96,464	121	311,229
Other receivable	—	—	12,349
Prepaid expenses	20,383	83,827	—
TOTAL ASSETS	429,396,688	65,853,481	750,161,271
LIABILITIES:
Cash overdraft	—	—	4,084,458
Payable for securities purchased	—	615,060	642,807
Payable for capital shares redeemed	617,729	73,597	3,134,161
Deferred foreign capital gains tax liability (Note 2-E)	—	—	34,220,364
Due to Advisor (Note 4)	263,396	37,455	451,075
Administration and accounting fees payable (Note 4)	5,883	884	9,736
Administration and shareholder servicing fees payable (Note 4)	77,225	11,632	128,888
Custodian fees payable	44,647	1,112	81,327
Intermediary service fees payable (Note 4)	34,705	7,513	150,089
Professional fees payable	118,801	19,931	64,939
Printing fees payables	89,718	27,495	24,737
Transfer agent fees payable	7,398	1,060	8,809
Accrued other expenses payable	64,756	23,177	122,217
TOTAL LIABILITIES	1,324,258	818,916	43,123,607
NET ASSETS	$428,072,430	$65,034,565	$707,037,664
NET ASSETS:
Investor Class	$321,671,676	$48,644,887	$561,690,159
Institutional Class	106,400,754	16,389,678	145,347,505
TOTAL	$428,072,430	$65,034,565	$707,037,664

See accompanying notes to financial statements.
matthewsasia.com | 800.789.ASIA  28

Statements of Assets and Liabilities  (continued)December 31, 2025
	Matthews China Fund	Matthews China Small Companies Fund	Matthews India Fund
SHARES OUTSTANDING:
(shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with a $0.001 par value)
Investor Class	18,696,295	4,252,541	23,340,538
Institutional Class	6,192,174	1,435,500	5,885,129
TOTAL	24,888,469	5,688,041	29,225,667
NET ASSET VALUE:
Investor Class, offering price and redemption price	$17.21	$11.44	$24.07
Institutional Class, offering price and redemption price	$17.18	$11.42	$24.70
NET ASSETS CONSISTS OF:
Capital paid-in	$785,426,159	$209,360,421	$634,573,987
Total distributable earnings/(accumulated loss)	(357,353,729)	(144,325,856)	72,463,677
NET ASSETS	$428,072,430	$65,034,565	$707,037,664
(A) Investments at cost:
Unaffiliated Issuers	$382,340,467	$51,148,627	$617,597,415
(B) Foreign Currency at Cost	$133	$20,625	$8,612,927

See accompanying notes to financial statements.
29  MATTHEWS ASIA FUNDS

Statements of Assets and Liabilities  (continued)December 31, 2025
	Matthews Japan Fund	Matthews Asia Dividend Fund	Matthews China Dividend Fund
ASSETS:
Investments at value (A) (Note 2-A):
Unaffiliated issuers	$715,727,406	$538,371,524	$92,346,645
Cash	2,270,835	5,727,215	537,233
Segregated foreign currency at value (B)	—	—	1,068
Foreign currency at value (B)	50	166,245	35
Dividends and interest receivable	758,470	1,041,106	137,203
Receivable for securities sold	1,831,655	—	—
Receivable for capital shares sold	22,764	135,922	31,573
Other receivable	—	700,270	—
Prepaid expenses	40,100	15,633	50,359
TOTAL ASSETS	720,651,280	546,157,915	93,104,116
LIABILITIES:
Payable for securities purchased	1,660,711	—	—
Payable for capital shares redeemed	181,731	396,195	68,078
Deferred foreign capital gains tax liability (Note 2-E)	—	1,944,712	—
Due to Advisor (Note 4)	439,287	308,901	53,031
Administration and accounting fees payable (Note 4)	9,653	7,304	1,295
Administration and shareholder servicing fees payable (Note 4)	129,599	93,508	16,863
Custodian fees payable	5,989	9,259	1,430
Intermediary service fees payable (Note 4)	80,786	62,910	10,384
Professional fees payable	33,489	150,009	29,576
Printing fees payables	159,270	403,384	19,510
Transfer agent fees payable	15,626	4,960	1,252
Accrued other expenses payable	48,068	162,284	7,511
TOTAL LIABILITIES	2,764,209	3,543,426	208,930
NET ASSETS	$717,887,071	$542,614,489	$92,895,186
NET ASSETS:
Investor Class	$273,656,577	$266,466,874	$72,848,334
Institutional Class	444,230,494	276,147,615	20,046,852
TOTAL	$717,887,071	$542,614,489	$92,895,186

See accompanying notes to financial statements.
matthewsasia.com | 800.789.ASIA  30

Statements of Assets and Liabilities  (continued)December 31, 2025
	Matthews Japan Fund	Matthews Asia Dividend Fund	Matthews China Dividend Fund
SHARES OUTSTANDING:
(shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with a $0.001 par value)
Investor Class	11,350,790	15,319,327	4,973,645
Institutional Class	18,367,962	15,893,673	1,365,965
TOTAL	29,718,752	31,213,000	6,339,610
NET ASSET VALUE:
Investor Class, offering price and redemption price	$24.11	$17.39	$14.65
Institutional Class, offering price and redemption price	$24.19	$17.37	$14.68
NET ASSETS CONSISTS OF:
Capital paid-in	$593,129,599	$766,389,044	$151,594,917
Total distributable earnings/(accumulated loss)	124,757,472	(223,774,555)	(58,699,731)
NET ASSETS	$717,887,071	$542,614,489	$92,895,186
(A) Investments at cost:
Unaffiliated Issuers	$585,597,120	$425,261,469	$69,625,559
(B) Foreign Currency at Cost	$50	$166,262	$35
See accompanying notes to financial statements.
31  MATTHEWS ASIA FUNDS

Statements of Operations Year Ended December 31, 2025

	Matthews Emerging Markets Equity Fund	Matthews Emerging Markets Sustainable Future Fund	Matthews Emerging Markets Small Companies Fund
INVESTMENT INCOME:
Dividends—Unaffiliated Issuers	$5,851,532	$3,377,934	$8,098,986
Foreign withholding tax	(611,963)	(371,105)	(730,945)
TOTAL INVESTMENT INCOME	5,239,569	3,006,829	7,368,041
EXPENSES:
Investment advisory fees (Note 4)	1,480,504	1,495,558	4,114,536
Administration and accounting fees (Note 4)	16,558	16,726	38,725
Administration and shareholder servicing fees (Note 4)	438,035	442,395	1,024,428
Accounting out-of-pocket fees	48,296	42,510	48,190
Custodian fees	55,904	115,849	281,322
Printing fees	22,260	27,928	66,207
Intermediary service fees (Note 4)	326,435	214,933	563,293
Professional fees	79,618	89,099	125,569
Registration fees	21,695	52,679	—
Transfer agent fees	18,265	4,942	39,816
Trustees fees	46,511	49,030	117,687
Other expenses	35,101	71,389	160,333
TOTAL EXPENSES	2,589,182	2,623,038	6,580,106
Advisory fees waived and expenses waived or reimbursed (Note 4)	(434,637)	(161,217)	(651,469)
NET EXPENSES	2,154,545	2,461,821	5,928,637
NET INVESTMENT INCOME (LOSS)	3,085,024	545,008	1,439,404
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY RELATED TRANSACTIONS, AND FOREIGN CAPITAL GAINS TAXES:
Net realized gain (loss) on investments—Unaffiliated Issuers	13,009,079	7,481,818	37,307,666
Net realized foreign capital gains tax	(264,968)	(571,624)	(2,597,053)
Net realized gain (loss) on foreign currency related transactions	(45,127)	(97,476)	(363,953)
Net change in unrealized appreciation/depreciation on investments—Unaffiliated Issuers	39,557,963	32,578,851	18,195,109
Net change in deferred foreign capital gains taxes on unrealized appreciation/depreciation	(1,163,032)	2,145,270	5,930,122
Net change in unrealized appreciation/depreciation on foreign currency related translations	1,268	5,349	24,478
Net realized and unrealized gain (loss) on investments, foreign currency related transactions, and foreign capital gains taxes	51,095,183	41,542,188	58,496,369
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$54,180,207	$42,087,196	$59,935,773
See accompanying notes to financial statements.
matthewsasia.com | 800.789.ASIA  32

Statements of Operations  (continued)Year Ended December 31, 2025

	Matthews Asia Growth Fund	Matthews Pacific Tiger Fund	Matthews Asia Innovators Fund
INVESTMENT INCOME:
Dividends—Unaffiliated Issuers	$3,162,058	$15,111,267	$3,028,706
Interest	—	224	—
Foreign withholding tax	(327,443)	(1,742,025)	(352,193)
TOTAL INVESTMENT INCOME	2,834,615	13,369,466	2,676,513
EXPENSES:
Investment advisory fees (Note 4)	1,537,929	5,191,591	2,026,098
Administration and accounting fees (Note 4)	17,199	58,063	22,661
Administration and shareholder servicing fees (Note 4)	454,960	1,535,636	599,281
Accounting out-of-pocket fees	45,310	47,530	38,004
Custodian fees	61,885	151,001	91,950
Intermediary service fees (Note 4)	299,976	1,000,987	422,233
Professional fees	85,711	110,882	87,636
Registration fees	50,912	8,191	471
Transfer agent fees	22,166	60,218	25,296
Trustees fees	45,440	143,300	59,301
Other expenses	67,925	227,893	63,519
TOTAL EXPENSES	2,689,413	8,535,292	3,436,450
NET INVESTMENT INCOME (LOSS)	145,202	4,834,174	(759,937)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY RELATED TRANSACTIONS, AND FOREIGN CAPITAL GAINS TAXES:
Net realized gain (loss) on investments—Unaffiliated Issuers	30,142,920	31,987,228	38,338,609
Net realized foreign capital gains tax	(681,883)	(424,411)	(1,271,826)
Net realized gain (loss) on foreign currency related transactions	(136,739)	(850,835)	(151,114)
Net change in unrealized appreciation/depreciation on investments—Unaffiliated Issuers	9,047,052	150,751,761	37,290,195
Net change in deferred foreign capital gains taxes on unrealized appreciation/depreciation	552,189	1,563,716	1,196,173
Net change in unrealized appreciation/depreciation on foreign currency related translations	(1,549)	142,409	(168)
Net realized and unrealized gain (loss) on investments, foreign currency related transactions, and foreign capital gains taxes	38,921,990	183,169,868	75,401,869
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$39,067,192	$188,004,042	$74,641,932
See accompanying notes to financial statements.
33  MATTHEWS ASIA FUNDS

Statements of Operations  (continued)Year Ended December 31, 2025

	Matthews China Fund	Matthews China Small Companies Fund	Matthews India Fund
INVESTMENT INCOME:
Dividends—Unaffiliated Issuers	$10,363,758	$1,502,268	$7,941,689
Foreign withholding tax	(733,867)	(51,042)	(1,669,778)
TOTAL INVESTMENT INCOME	9,629,891	1,451,226	6,271,911
EXPENSES:
Investment advisory fees (Note 4)	2,877,921	557,986	5,409,583
Administration and accounting fees (Note 4)	32,188	5,252	60,495
Administration and shareholder servicing fees (Note 4)	851,292	138,910	1,600,415
Accounting out-of-pocket fees	46,403	43,647	46,144
Custodian fees	113,734	19,526	157,620
Intermediary service fees (Note 4)	639,227	114,658	1,287,933
Professional fees	79,996	69,660	205,121
Registration fees	44,081	28,149	105,969
Transfer agent fees	53,613	7,879	63,670
Trustees fees	81,189	13,802	190,875
Other expenses	86,393	15,423	180,924
TOTAL EXPENSES	4,906,037	1,014,892	9,308,749
Advisory fees waived and expenses waived or reimbursed (Note 4)	—	(127,548)	—
NET EXPENSES	4,906,037	887,344	9,308,749
NET INVESTMENT INCOME (LOSS)	4,723,854	563,882	(3,036,838)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY RELATED TRANSACTIONS, AND FOREIGN CAPITAL GAINS TAXES:
Net realized gain (loss) on investments—Unaffiliated Issuers	6,584,708	2,680,824	63,154,531
Net realized foreign capital gains tax	—	—	(9,300,084)
Net realized gain (loss) on foreign currency related transactions	912,640	(973)	(1,059,509)
Net change in unrealized appreciation/depreciation on investments—Unaffiliated Issuers	88,788,564	13,215,654	(54,597,817)
Net change in deferred foreign capital gains taxes on unrealized appreciation/depreciation	—	—	10,170,988
Net change in unrealized appreciation/depreciation on foreign currency related translations	3,973	(29)	4,476
Net realized and unrealized gain (loss) on investments, foreign currency related transactions, and foreign capital gains taxes	96,289,885	15,895,476	8,372,585
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$101,013,739	$16,459,358	$5,335,747
See accompanying notes to financial statements.
matthewsasia.com | 800.789.ASIA  34

Statements of Operations  (continued)Year Ended December 31, 2025

	Matthews Japan Fund	Matthews Asia Dividend Fund	Matthews China Dividend Fund
INVESTMENT INCOME:
Dividends—Unaffiliated Issuers	$13,388,442	$17,398,717	$3,498,674
Foreign withholding tax	(1,305,827)	(1,509,519)	(205,726)
TOTAL INVESTMENT INCOME	12,082,615	15,889,198	3,292,948
EXPENSES:
Investment advisory fees (Note 4)	4,802,943	4,019,649	668,588
Administration and accounting fees (Note 4)	53,715	44,952	7,477
Administration and shareholder servicing fees (Note 4)	1,420,791	1,189,183	197,784
Accounting out-of-pocket fees	40,846	43,934	38,035
Custodian fees	45,607	59,542	16,875
Intermediary service fees (Note 4)	628,121	679,618	164,190
Professional fees	97,558	58,315	35,244
Registration fees	34,233	41,935	—
Reorganization fees (Note 8)	—	70,000	70,000
Transfer agent fees	116,136	35,242	9,272
Trustees fees	156,109	123,351	20,081
Other expenses	146,187	122,906	5,201
TOTAL EXPENSES	7,542,246	6,488,627	1,232,747
Advisory fees waived and expenses waived or reimbursed (Note 4)	—	—	(5,497)
NET EXPENSES	7,542,246	6,488,627	1,227,250
NET INVESTMENT INCOME (LOSS)	4,540,369	9,400,571	2,065,698
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY RELATED TRANSACTIONS, AND FOREIGN CAPITAL GAINS TAXES:
Net realized gain (loss) on investments—Unaffiliated Issuers	100,731,706	9,339,460	4,564,998
Net realized foreign capital gains tax	—	(182,506)	—
Net realized gain (loss) on foreign currency related transactions	17,457	(47,068)	(6,339)
Net change in unrealized appreciation/depreciation on investments—Unaffiliated Issuers	32,014,041	113,032,663	16,944,142
Net change in deferred foreign capital gains taxes on unrealized appreciation/depreciation	—	204,773	—
Net change in unrealized appreciation/depreciation on foreign currency related translations	(1,684)	152,928	1,268
Net realized and unrealized gain (loss) on investments, foreign currency related transactions, and foreign capital gains taxes	132,761,520	122,500,250	21,504,069
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$137,301,889	$131,900,821	$23,569,767
See accompanying notes to financial statements.
35  MATTHEWS ASIA FUNDS

Statements of Changes in Net Assets

Matthews Emerging Markets Equity Fund	Year Ended December 31, 2025	Year Ended December 31, 2024
OPERATIONS:
Net investment income (loss)	$3,085,024	$270,340
Net realized gain (loss) on investments and foreign currency related transactions	12,698,984	364,281
Net change in unrealized appreciation/depreciation on investments and foreign currency related translations	39,559,231	1,599,844
Net change on foreign capital gains taxes on unrealized appreciation/depreciation	(1,163,032)	(66,358)
Net increase (decrease) in net assets resulting from operations	54,180,207	2,168,107
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Class	(4,735,682)	(89,246)
Institutional Class	(1,692,237)	(146,387)
Return of capital:
Investor Class	(1,039,925)	—
Institutional Class	(373,675)	—
Net decrease in net assets resulting from distributions	(7,841,519)	(235,633)
CAPITAL SHARE TRANSACTIONS (net) (Note 3)	194,379,298	(494,747)
Total increase (decrease) in net assets	240,717,986	1,437,727
NET ASSETS:
Beginning of year	22,339,830	20,902,103
End of year	$263,057,816	$22,339,830

Matthews Emerging Markets Sustainable Future Fund	Year Ended December 31, 2025	Year Ended December 31, 2024
OPERATIONS:
Net investment income (loss)	$545,008	($8,666 )
Net realized gain (loss) on investments and foreign currency related transactions	6,812,718	4,738,965
Net change in unrealized appreciation/depreciation on investments and foreign currency related translations	32,584,200	(8,165,682)
Net change on foreign capital gains taxes on unrealized appreciation/depreciation	2,145,270	(1,485,519)
Net increase (decrease) in net assets resulting from operations	42,087,196	(4,920,902)
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Class	(1,204,507)	(796,055)
Institutional Class	(11,339,985)	(5,287,644)
Net decrease in net assets resulting from distributions	(12,544,492)	(6,083,699)
CAPITAL SHARE TRANSACTIONS (net) (Note 3)	(17,606,055)	14,490,714
Total increase (decrease) in net assets	11,936,649	3,486,113
NET ASSETS:
Beginning of year	213,011,200	209,525,087
End of year	$224,947,849	$213,011,200

See accompanying notes to financial statements.
matthewsasia.com | 800.789.ASIA  36

Statements of Changes in Net Assets (continued)
Matthews Emerging Markets Small Companies Fund	Year Ended December 31, 2025	Year Ended December 31, 2024
OPERATIONS:
Net investment income (loss)	$1,439,404	$371,398
Net realized gain (loss) on investments and foreign currency related transactions	34,346,660	(8,331,432)
Net change in unrealized appreciation/depreciation on investments and foreign currency related translations	18,219,587	(25,303,748)
Net change on foreign capital gains taxes on unrealized appreciation/depreciation	5,930,122	(4,191,604)
Net increase (decrease) in net assets resulting from operations	59,935,773	(37,455,386)
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Class	(2,180,873)	(8,767,399)
Institutional Class	(4,987,868)	(14,552,333)
Net decrease in net assets resulting from distributions	(7,168,741)	(23,319,732)
CAPITAL SHARE TRANSACTIONS (net) (Note 3)	(188,020,600)	17,354,289
Total increase (decrease) in net assets	(135,253,568)	(43,420,829)
NET ASSETS:
Beginning of year	571,976,818	615,397,647
End of year	$436,723,250	$571,976,818

Matthews Asia Growth Fund	Year Ended December 31, 2025	Year Ended December 31, 2024
OPERATIONS:
Net investment income (loss)	$145,202	$2,185,741
Net realized gain (loss) on investments and foreign currency related transactions	29,324,298	54,942,365
Net change in unrealized appreciation/depreciation on investments and foreign currency related translations	9,045,503	(24,882,805)
Net change on foreign capital gains taxes on unrealized appreciation/depreciation	552,189	(395,068)
Net increase (decrease) in net assets resulting from operations	39,067,192	31,850,233
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Class	—	(2,975,102)
Institutional Class	—	(2,678,771)
Net decrease in net assets resulting from distributions	—	(5,653,873)
CAPITAL SHARE TRANSACTIONS (net) (Note 3)	(68,123,225)	(160,763,219)
Total increase (decrease) in net assets	(29,056,033)	(134,566,859)
NET ASSETS:
Beginning of year	236,705,856	371,272,715
End of year	$207,649,823	$236,705,856

See accompanying notes to financial statements.
37  MATTHEWS ASIA FUNDS

Statements of Changes in Net Assets (continued)
Matthews Pacific Tiger Fund	Year Ended December 31, 2025	Year Ended December 31, 2024
OPERATIONS:
Net investment income (loss)	$4,834,174	$10,634,317
Net realized gain (loss) on investments and foreign currency related transactions	30,711,982	230,347,666
Net change in unrealized appreciation/depreciation on investments and foreign currency related translations	150,894,170	(232,294,906)
Net change on foreign capital gains taxes on unrealized appreciation/depreciation	1,563,716	18,710,062
Net increase (decrease) in net assets resulting from operations	188,004,042	27,397,139
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Class	(10,408,825)	(39,042,929)
Institutional Class	(6,596,145)	(32,437,594)
Net decrease in net assets resulting from distributions	(17,004,970)	(71,480,523)
CAPITAL SHARE TRANSACTIONS (net) (Note 3)	(256,952,700)	(1,067,278,407)
Total increase (decrease) in net assets	(85,953,628)	(1,111,361,791)
NET ASSETS:
Beginning of year	817,671,891	1,929,033,682
End of year	$731,718,263	$817,671,891

Matthews Asia Innovators Fund	Year Ended December 31, 2025	Year Ended December 31, 2024
OPERATIONS:
Net investment income (loss)	($759,937 )	($380,853 )
Net realized gain (loss) on investments and foreign currency related transactions	36,915,669	52,362,128
Net change in unrealized appreciation/depreciation on investments and foreign currency related translations	37,290,027	(2,782,516)
Net change on foreign capital gains taxes on unrealized appreciation/depreciation	1,196,173	(865,649)
Net increase (decrease) in net assets resulting from operations	74,641,932	48,333,110
CAPITAL SHARE TRANSACTIONS (net) (Note 3)	(3,099,849)	(114,412,593)
Total increase (decrease) in net assets	71,542,083	(66,079,483)
NET ASSETS:
Beginning of year	246,873,323	312,952,806
End of year	$318,415,406	$246,873,323
See accompanying notes to financial statements.
matthewsasia.com | 800.789.ASIA  38

Statements of Changes in Net Assets (continued)

Matthews China Fund	Year Ended December 31, 2025	Year Ended December 31, 2024
OPERATIONS:
Net investment income (loss)	$4,723,854	$5,939,328
Net realized gain (loss) on investments and foreign currency related transactions	7,497,348	(105,597,603)
Net change in unrealized appreciation/depreciation on investments and foreign currency related translations	88,792,537	161,780,708
Net increase (decrease) in net assets resulting from operations	101,013,739	62,122,433
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Class	(4,342,762)	(5,352,696)
Institutional Class	(1,570,901)	(1,316,703)
Net decrease in net assets resulting from distributions	(5,913,663)	(6,669,399)
CAPITAL SHARE TRANSACTIONS (net) (Note 3)	(16,980,287)	(153,959,409)
Total increase (decrease) in net assets	78,119,789	(98,506,375)
NET ASSETS:
Beginning of year	349,952,641	448,459,016
End of year	$428,072,430	$349,952,641

Matthews China Small Companies Fund	Year Ended December 31, 2025	Year Ended December 31, 2024
OPERATIONS:
Net investment income (loss)	$563,882	$2,203,339
Net realized gain (loss) on investments and foreign currency related transactions	2,679,851	(17,537,737)
Net change in unrealized appreciation/depreciation on investments and foreign currency related translations	13,215,625	16,586,665
Net increase (decrease) in net assets resulting from operations	16,459,358	1,252,267
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Class	(1,079,327)	(664,368)
Institutional Class	(391,663)	(250,376)
Net decrease in net assets resulting from distributions	(1,470,990)	(914,744)
CAPITAL SHARE TRANSACTIONS (net) (Note 3)	(14,345,984)	(25,101,476)
Total increase (decrease) in net assets	642,384	(24,763,953)
NET ASSETS:
Beginning of year	64,392,181	89,156,134
End of year	$65,034,565	$64,392,181
See accompanying notes to financial statements.
39  MATTHEWS ASIA FUNDS

Statements of Changes in Net Assets (continued)

Matthews India Fund	Year Ended December 31, 2025	Year Ended December 31, 2024
OPERATIONS:
Net investment income (loss)	($3,036,838 )	($3,760,607 )
Net realized gain (loss) on investments and foreign currency related transactions	52,794,938	110,455,312
Net change in unrealized appreciation/depreciation on investments and foreign currency related translations	(54,593,341)	(8,586,325)
Net change on foreign capital gains taxes on unrealized appreciation/depreciation	10,170,988	(16,467,615)
Net increase (decrease) in net assets resulting from operations	5,335,747	81,640,765
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Class	(36,194,100)	(91,458,366)
Institutional Class	(9,503,928)	(24,853,675)
Net decrease in net assets resulting from distributions	(45,698,028)	(116,312,041)
CAPITAL SHARE TRANSACTIONS (net) (Note 3)	(113,033,941)	131,979,786
Total increase (decrease) in net assets	(153,396,222)	97,308,510
NET ASSETS:
Beginning of year	860,433,886	763,125,376
End of year	$707,037,664	$860,433,886

Matthews Japan Fund	Year Ended December 31, 2025	Year Ended December 31, 2024
OPERATIONS:
Net investment income (loss)	$4,540,369	$4,106,754
Net realized gain (loss) on investments and foreign currency related transactions	100,749,163	94,404,145
Net change in unrealized appreciation/depreciation on investments and foreign currency related translations	32,012,357	5,826,512
Net increase (decrease) in net assets resulting from operations	137,301,889	104,337,411
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Class	(5,301,734)	(5,179,986)
Institutional Class	(8,858,565)	(8,526,533)
Net decrease in net assets resulting from distributions	(14,160,299)	(13,706,519)
CAPITAL SHARE TRANSACTIONS (net) (Note 3)	(43,423,210)	(107,960,210)
Total increase (decrease) in net assets	79,718,380	(17,329,318)
NET ASSETS:
Beginning of year	638,168,691	655,498,009
End of year	$717,887,071	$638,168,691
See accompanying notes to financial statements.
matthewsasia.com | 800.789.ASIA  40

Statements of Changes in Net Assets (continued)

Matthews Asia Dividend Fund	Year Ended December 31, 2025	Year Ended December 31, 2024
OPERATIONS:
Net investment income (loss)	$9,400,571	$12,068,323
Net realized gain (loss) on investments and foreign currency related transactions	9,109,886	23,116,858
Net change in unrealized appreciation/depreciation on investments and foreign currency related translations	113,185,591	6,738,763
Net change on foreign capital gains taxes on unrealized appreciation/depreciation	204,773	269,386
Net increase (decrease) in net assets resulting from operations	131,900,821	42,193,330
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Class	(7,032,015)	(9,139,456)
Institutional Class	(7,893,467)	(11,642,680)
Net decrease in net assets resulting from distributions	(14,925,482)	(20,782,136)
CAPITAL SHARE TRANSACTIONS (net) (Note 3)	(183,607,727)	(463,837,924)
Total increase (decrease) in net assets	(66,632,388)	(442,426,730)
NET ASSETS:
Beginning of year	609,246,877	1,051,673,607
End of year	$542,614,489	$609,246,877

Matthews China Dividend Fund	Year Ended December 31, 2025	Year Ended December 31, 2024
OPERATIONS:
Net investment income (loss)	$2,065,698	$2,538,656
Net realized gain (loss) on investments and foreign currency related transactions	4,558,659	(28,253,558)
Net change in unrealized appreciation/depreciation on investments and foreign currency related translations	16,945,410	37,946,302
Net increase (decrease) in net assets resulting from operations	23,569,767	12,231,400
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Class	(2,974,767)	(2,856,550)
Institutional Class	(917,773)	(1,100,711)
Net decrease in net assets resulting from distributions	(3,892,540)	(3,957,261)
CAPITAL SHARE TRANSACTIONS (net) (Note 3)	(15,147,054)	(38,591,044)
Total increase (decrease) in net assets	4,530,173	(30,316,905)
NET ASSETS:
Beginning of year	88,365,013	118,681,918
End of year	$92,895,186	$88,365,013
See accompanying notes to financial statements.
41  MATTHEWS ASIA FUNDS

Financial Highlights
Matthews Emerging Markets Equity Fund
The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.
	Year Ended Dec. 31,
INVESTOR CLASS	2025	2024	2023	2022	2021
Net Asset Value, beginning of year	$13.06	$11.86	$11.14	$14.34	$15.76
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[1]	0.22	0.14	0.13	0.20	0.19
Net realized gain (loss) and unrealized appreciation/depreciation on investments, foreign currency related transactions and foreign capital gains taxes	3.60	1.18	0.81	(3.20)	(0.31)
Total from investment operations	3.82	1.32	0.94	(3.00)	(0.12)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.32)	(0.12)	(0.22)	(0.20)	(0.18)
Net realized gains on investments	(0.08)	—	—	—	(1.12)
Return of capital	(0.09)	—	—	—	—
Total distributions	(0.49)	(0.12)	(0.22)	(0.20)	(1.30)
Net Asset Value, end of year	$16.39	$13.06	$11.86	$11.14	$14.34
TOTAL RETURN[2]	29.39%	11.13%	8.43%	(20.94% )	(0.60% )
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (in 000’s)	$197,777	$9,791	$9,618	$10,111	$13,317
Ratio of expenses to average net assets before any reimbursement, waiver or recapture of expenses by Advisor and Administrator (Note 4)	1.28%	2.45%	1.70%	1.58%	1.52%
Ratio of expenses to average net assets after any reimbursement, waiver or recapture of expenses by Advisor and Administrator	1.09%	1.11%	1.12%	1.08%	1.13%
Ratio of net investment income (loss) to average net assets	1.45%	1.13%	1.16%	1.46%	1.15%
Portfolio turnover[3]	90.15%	215.17%	26.39%	63.08%	88.45%

	Year Ended Dec. 31,
INSTITUTIONAL CLASS	2025	2024	2023	2022	2021
Net Asset Value, beginning of year	$13.04	$11.84	$11.13	$14.34	$15.77
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[1]	0.24	0.17	0.17	0.23	0.22
Net realized gain (loss) and unrealized appreciation/depreciation on investments, foreign currency related transactions and foreign capital gains taxes	3.61	1.18	0.79	(3.21)	(0.31)
Total from investment operations	3.85	1.35	0.96	(2.98)	(0.09)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.35)	(0.15)	(0.25)	(0.23)	(0.22)
Net realized gains on investments	(0.08)	—	—	—	(1.12)
Return of capital	(0.09)	—	—	—	—
Total distributions	(0.52)	(0.15)	(0.25)	(0.23)	(1.34)
Net Asset Value, end of year	$16.37	$13.04	$11.84	$11.13	$14.34
TOTAL RETURN[2]	29.65%	11.38%	8.63%	(20.81% )	(0.43% )
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (in 000’s)	$65,281	$12,549	$11,284	$23,353	$36,240
Ratio of expenses to average net assets before any reimbursement, waiver or recapture of expenses by Advisor and Administrator (Note 4)	1.16%	2.28%	1.51%	1.47%	1.38%
Ratio of expenses to average net assets after any reimbursement, waiver or recapture of expenses by Advisor and Administrator	0.90%	0.90%	0.90%	0.90%	0.90%
Ratio of net investment income (loss) to average net assets	1.60%	1.36%	1.45%	1.70%	1.33%
Portfolio turnover[3]	90.15%	215.17%	26.39%	63.08%	88.45%

1	Calculated using the average daily shares method.
2	The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.
3	The portfolio turnover rate is calculated on the Fund as a whole without distinguishing between classes of shares issued.
See accompanying notes to financial statements.
matthewsasia.com | 800.789.ASIA  42

Financial Highlights (continued)
Matthews Emerging Markets Sustainable Future Fund
The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.
	Year Ended Dec. 31,
INVESTOR CLASS	2025	2024	2023	2022	2021
Net Asset Value, beginning of year	$11.93	$12.54	$12.51	$15.37	$14.94
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[1]	0.01	(0.02)	(0.02)	(0.05)	(0.07)
Net realized gain (loss) and unrealized appreciation/depreciation on investments, foreign currency related transactions and foreign capital gains taxes	2.68	(0.28)	0.99	(2.14)	1.85
Total from investment operations	2.69	(0.30)	0.97	(2.19)	1.78
LESS DISTRIBUTIONS FROM:
Net investment income	(0.77)	(0.31)	(0.25)	(0.04)	—
Net realized gains on investments	—	—	(0.69)	(0.63)	(1.35)
Total distributions	(0.77)	(0.31)	(0.94)	(0.67)	(1.35)
Net Asset Value, end of year	$13.85	$11.93	$12.54	$12.51	$15.37
TOTAL RETURN[2]	22.89%	(2.46% )	7.83%	(14.38% )	11.76%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (in 000’s)	$22,268	$30,435	$38,176	$32,249	$39,612
Ratio of expenses to average net assets before any reimbursement, waiver or recapture of expenses by Advisor and Administrator (Note 4)	1.35%	1.37%	1.23%	1.24%	1.20%
Ratio of expenses to average net assets after any reimbursement, waiver or recapture of expenses by Advisor and Administrator	1.35%	1.34%	1.23%	1.30%	1.40%
Ratio of net investment income (loss) to average net assets	0.06%	(0.17% )	(0.17% )	(0.41% )	(0.41% )
Portfolio turnover[3]	60.27%	58.51%	49.16%	31.53%	65.56%

	Year Ended Dec. 31,
INSTITUTIONAL CLASS	2025	2024	2023	2022	2021
Net Asset Value, beginning of year	$11.93	$12.55	$12.51	$15.38	$14.92
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[1]	0.04	— [4]	— [4]	(0.04)	(0.04)
Net realized gain (loss) and unrealized appreciation/depreciation on investments, foreign currency related transactions and foreign capital gains taxes	2.68	(0.29)	1.00	(2.14)	1.85
Total from investment operations	2.72	(0.29)	1.00	(2.18)	1.81
LESS DISTRIBUTIONS FROM:
Net investment income	(0.80)	(0.33)	(0.27)	(0.06)	—
Net realized gains on investments	—	—	(0.69)	(0.63)	(1.35)
Total distributions	(0.80)	(0.33)	(0.96)	(0.69)	(1.35)
Net Asset Value, end of year	$13.85	$11.93	$12.55	$12.51	$15.38
TOTAL RETURN[2]	23.15%	(2.33% )	8.04%	(14.32% )	11.98%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (in 000’s)	$202,680	$182,576	$171,349	$140,059	$87,241
Ratio of expenses to average net assets before any reimbursement, waiver or recapture of expenses by Advisor and Administrator (Note 4)	1.24%	1.28%	1.10%	1.11%	1.07%
Ratio of expenses to average net assets after any reimbursement, waiver or recapture of expenses by Advisor and Administrator	1.15%	1.15%	1.10%	1.17%	1.20%
Ratio of net investment income (loss) to average net assets	0.29%	0.03%	(0.02% )	(0.29% )	(0.25% )
Portfolio turnover[3]	60.27%	58.51%	49.16%	31.53%	65.56%

1	Calculated using the average daily shares method.
2	The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.
3	The portfolio turnover rate is calculated on the Fund as a whole without distinguishing between classes of shares issued.
4	Less than $0.01 per share.
See accompanying notes to financial statements.
43  MATTHEWS ASIA FUNDS

Financial Highlights (continued)
Matthews Emerging Markets Small Companies Fund
The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.
	Year Ended Dec. 31,
INVESTOR CLASS	2025	2024	2023	2022	2021
Net Asset Value, beginning of year	$23.07	$25.52	$23.08	$29.92	$25.93
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[1]	0.04	(0.02)	— [2]	(0.06)	(0.17)
Net realized gain (loss) and unrealized appreciation/depreciation on investments, foreign currency related transactions and foreign capital gains taxes	3.08	(1.52)	4.58	(4.92)	5.90
Total from investment operations	3.12	(1.54)	4.58	(4.98)	5.73
LESS DISTRIBUTIONS FROM:
Net investment income	(0.39)	(0.76)	(0.41)	(0.09)	—
Net realized gains on investments	—	(0.15)	(1.73)	(1.77)	(1.74)
Total distributions	(0.39)	(0.91)	(2.14)	(1.86)	(1.74)
Net Asset Value, end of year	$25.80	$23.07	$25.52	$23.08	$29.92
TOTAL RETURN[3]	13.57%	(6.07% )	19.88%	(16.84% )	22.14%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (in 000’s)	$145,866	$226,939	$287,674	$141,254	$176,723
Ratio of expenses to average net assets before any reimbursement, waiver or recapture of expenses by Advisor and Administrator (Note 4)	1.45%	1.45%	1.49%	1.49%	1.51%
Ratio of expenses to average net assets after any reimbursement, waiver or recapture of expenses by Advisor and Administrator	1.36%	1.35%	1.34%	1.37%	1.36%
Ratio of net investment income (loss) to average net assets	0.15%	(0.06% )	(0.01% )	(0.24% )	(0.55% )
Portfolio turnover[4]	35.65%	43.13%	26.92%	27.85%	50.82%

	Year Ended Dec. 31,
INSTITUTIONAL CLASS	2025	2024	2023	2022	2021
Net Asset Value, beginning of year	$23.04	$25.49	$23.04	$29.87	$25.87
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[1]	0.09	0.04	0.04	— [2]	(0.10)
Net realized gain (loss) and unrealized appreciation/depreciation on investments, foreign currency related transactions and foreign capital gains taxes	3.06	(1.52)	4.58	(4.92)	5.88
Total from investment operations	3.15	(1.48)	4.62	(4.92)	5.78
LESS DISTRIBUTIONS FROM:
Net investment income	(0.44)	(0.82)	(0.44)	(0.14)	(0.04)
Net realized gains on investments	—	(0.15)	(1.73)	(1.77)	(1.74)
Total distributions	(0.44)	(0.97)	(2.17)	(1.91)	(1.78)
Net Asset Value, end of year	$25.75	$23.04	$25.49	$23.04	$29.87
TOTAL RETURN[3]	13.76%	(5.84% )	20.12%	(16.66% )	22.39%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (in 000’s)	$290,857	$345,038	$327,724	$228,194	$221,286
Ratio of expenses to average net assets before any reimbursement, waiver or recapture of expenses by Advisor and Administrator (Note 4)	1.31%	1.34%	1.38%	1.37%	1.38%
Ratio of expenses to average net assets after any reimbursement, waiver or recapture of expenses by Advisor and Administrator	1.15%	1.15%	1.15%	1.15%	1.16%
Ratio of net investment income (loss) to average net assets	0.38%	0.14%	0.16%	(0.01% )	(0.34% )
Portfolio turnover[4]	35.65%	43.13%	26.92%	27.85%	50.82%

1	Calculated using the average daily shares method.
2	Less than $0.01 per share.
3	The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.
4	The portfolio turnover rate is calculated on the Fund as a whole without distinguishing between classes of shares issued.
See accompanying notes to financial statements.
matthewsasia.com | 800.789.ASIA  44

Financial Highlights (continued)
Matthews Asia Growth Fund
The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.
	Year Ended Dec. 31,
INVESTOR CLASS	2025	2024	2023	2022	2021
Net Asset Value, beginning of year	$22.39	$21.19	$20.84	$31.99	$39.44
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[1]	— [2]	0.13	0.03	(0.08)	(0.24)
Net realized gain (loss) and unrealized appreciation/depreciation on investments, foreign currency related transactions and foreign capital gains taxes	4.61	1.60	0.70	(10.49)	(5.56)
Total from investment operations	4.61	1.73	0.73	(10.57)	(5.80)
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.53)	(0.38)	—	—
Net realized gains on investments	—	—	—	(0.58)	(1.65)
Total distributions	—	(0.53)	(0.38)	(0.58)	(1.65)
Net Asset Value, end of year	$27.00	$22.39	$21.19	$20.84	$31.99
TOTAL RETURN[3]	20.59%	8.14%	3.53%	(33.12% )	(14.65% )
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (in 000’s)	$113,326	$126,698	$162,263	$225,923	$568,001
Ratio of expenses to average net assets	1.30%	1.25%	1.13%	1.13%	1.07%
Ratio of net investment income (loss) to average net assets	0.02%	0.56%	0.13%	(0.32% )	(0.62% )
Portfolio turnover[4]	95.47%	184.44%	77.32%	47.48%	42.37%

	Year Ended Dec. 31,
INSTITUTIONAL CLASS	2025	2024	2023	2022	2021
Net Asset Value, beginning of year	$22.68	$21.46	$21.11	$32.33	$39.82
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[1]	0.03	0.18	0.07	(0.04)	(0.19)
Net realized gain (loss) and unrealized appreciation/depreciation on investments, foreign currency related transactions and foreign capital gains taxes	4.67	1.59	0.70	(10.60)	(5.63)
Total from investment operations	4.70	1.77	0.77	(10.64)	(5.82)
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.55)	(0.42)	—	(0.02)
Net realized gains on investments	—	—	—	(0.58)	(1.65)
Total distributions	—	(0.55)	(0.42)	(0.58)	(1.67)
Net Asset Value, end of year	$27.38	$22.68	$21.46	$21.11	$32.33
TOTAL RETURN[3]	20.72%	8.25%	3.69%	(32.99% )	(14.55% )
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (in 000’s)	$94,324	$110,008	$209,009	$406,155	$1,186,769
Ratio of expenses to average net assets	1.19%	1.12%	0.98%	0.98%	0.92%
Ratio of net investment income (loss) to average net assets	0.13%	0.77%	0.31%	(0.15% )	(0.47% )
Portfolio turnover[4]	95.47%	184.44%	77.32%	47.48%	42.37%

1	Calculated using the average daily shares method.
2	Less than $0.01 per share.
3	The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.
4	The portfolio turnover rate is calculated on the Fund as a whole without distinguishing between classes of shares issued.
See accompanying notes to financial statements.
45  MATTHEWS ASIA FUNDS

Financial Highlights (continued)
Matthews Pacific Tiger Fund
The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.
	Year Ended Dec. 31,
INVESTOR CLASS	2025	2024	2023	2022	2021
Net Asset Value, beginning of year	$17.68	$18.62	$20.16	$27.54	$34.94
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[1]	0.12	0.16	0.10	0.09	0.06
Net realized gain (loss) and unrealized appreciation/depreciation on investments, foreign currency related transactions and foreign capital gains taxes	5.17	0.48	(1.10)	(5.75)	(1.60)
Total from investment operations	5.29	0.64	(1.00)	(5.66)	(1.54)
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.59)	(0.54)	—	—
Net realized gains on investments	(0.52)	(0.99)	—	(1.72)	(5.86)
Total distributions	(0.52)	(1.58)	(0.54)	(1.72)	(5.86)
Net Asset Value, end of year	$22.45	$17.68	$18.62	$20.16	$27.54
TOTAL RETURN[2]	30.07%	3.41%	(4.87% )	(20.73% )	(4.41% )
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (in 000’s)	$446,936	$456,099	$707,717	$1,081,347	$1,835,266
Ratio of expenses to average net assets before any reimbursement, waiver or recapture of expenses by Advisor and Administrator (Note 4)	1.22%	1.22%	1.12%	1.10%	1.06%
Ratio of expenses to average net assets after any reimbursement, waiver or recapture of expenses by Advisor and Administrator	1.22%	1.22%	1.12%	1.09%	1.03%
Ratio of net investment income (loss) to average net assets	0.62%	0.86%	0.49%	0.37%	0.17%
Portfolio turnover[3]	86.96%	386.73%	14.78%	5.61%	46.64%

	Year Ended Dec. 31,
INSTITUTIONAL CLASS	2025	2024	2023	2022	2021
Net Asset Value, beginning of year	$17.67	$18.61	$20.16	$27.50	$34.90
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[1]	0.14	0.18	0.13	0.11	0.11
Net realized gain (loss) and unrealized appreciation/depreciation on investments, foreign currency related transactions and foreign capital gains taxes	5.18	0.48	(1.10)	(5.73)	(1.60)
Total from investment operations	5.32	0.66	(0.97)	(5.62)	(1.49)
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.61)	(0.58)	—	(0.05)
Net realized gains on investments	(0.52)	(0.99)	—	(1.72)	(5.86)
Total distributions	(0.52)	(1.60)	(0.58)	(1.72)	(5.91)
Net Asset Value, end of year	$22.47	$17.67	$18.61	$20.16	$27.50
TOTAL RETURN[2]	30.26%	3.56%	(4.75% )	(20.62% )	(4.29% )
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (in 000’s)	$284,782	$361,573	$1,221,317	$2,607,437	$5,357,198
Ratio of expenses to average net assets before any reimbursement, waiver or recapture of expenses by Advisor and Administrator (Note 4)	1.10%	1.09%	0.99%	0.97%	0.92%
Ratio of expenses to average net assets after any reimbursement, waiver or recapture of expenses by Advisor and Administrator	1.10%	1.09%	0.98%	0.96%	0.90%
Ratio of net investment income (loss) to average net assets	0.73%	0.92%	0.66%	0.48%	0.30%
Portfolio turnover[3]	86.96%	386.73%	14.78%	5.61%	46.64%

1	Calculated using the average daily shares method.
2	The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.
3	The portfolio turnover rate is calculated on the Fund as a whole without distinguishing between classes of shares issued.
See accompanying notes to financial statements.
matthewsasia.com | 800.789.ASIA  46

Financial Highlights (continued)
Matthews Asia Innovators Fund
The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.
	Year Ended Dec. 31,
INVESTOR CLASS	2025	2024	2023	2022	2021
Net Asset Value, beginning of year	$12.94	$11.11	$11.31	$18.86	$26.70
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[1]	(0.05)	(0.02)	(0.02)	(0.06)	(0.16)
Net realized gain (loss) and unrealized appreciation/depreciation on investments, foreign currency related transactions and foreign capital gains taxes	3.96	1.85	(0.18)	(4.49)	(3.34)
Total from investment operations	3.91	1.83	(0.20)	(4.55)	(3.50)
LESS DISTRIBUTIONS FROM:
Net investment income	—	—	— [2]	—	—
Net realized gains on investments	—	—	—	(3.00)	(4.34)
Total distributions	—	—	— [2]	(3.00)	(4.34)
Net Asset Value, end of year	$16.85	$12.94	$11.11	$11.31	$18.86
TOTAL RETURN[3]	30.22%	16.47%	(1.77% )	(24.80% )	(13.10% )
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (in 000’s)	$172,599	$161,552	$177,070	$272,950	$465,207
Ratio of expenses to average net assets	1.27%	1.29%	1.15%	1.18%	1.09%
Ratio of net investment income (loss) to average net assets	(0.32% )	(0.18% )	(0.21% )	(0.40% )	(0.59% )
Portfolio turnover[4]	97.67%	257.92%	248.19%	118.08%	220.45%

	Year Ended Dec. 31,
INSTITUTIONAL CLASS	2025	2024	2023	2022	2021
Net Asset Value, beginning of year	$13.15	$11.28	$11.49	$19.08	$26.91
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[1]	(0.03)	(0.01)	(0.01)	(0.04)	(0.11)
Net realized gain (loss) and unrealized appreciation/depreciation on investments, foreign currency related transactions and foreign capital gains taxes	4.03	1.88	(0.18)	(4.55)	(3.38)
Total from investment operations	4.00	1.87	(0.19)	(4.59)	(3.49)
LESS DISTRIBUTIONS FROM:
Net investment income	—	—	(0.02)	—	—
Net realized gains on investments	—	—	—	(3.00)	(4.34)
Total distributions	—	—	(0.02)	(3.00)	(4.34)
Net Asset Value, end of year	$17.15	$13.15	$11.28	$11.49	$19.08
TOTAL RETURN[3]	30.42%	16.58%	(1.62% )	(24.73% )	(12.97% )
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (in 000’s)	$145,817	$85,321	$135,882	$199,368	$930,562
Ratio of expenses to average net assets	1.13%	1.17%	1.02%	1.04%	0.93%
Ratio of net investment income (loss) to average net assets	(0.18% )	(0.05% )	(0.11% )	(0.27% )	(0.43% )
Portfolio turnover[4]	97.67%	257.92%	248.19%	118.08%	220.45%

1	Calculated using the average daily shares method.
2	Less than $0.01 per share.
3	The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.
4	The portfolio turnover rate is calculated on the Fund as a whole without distinguishing between classes of shares issued.
See accompanying notes to financial statements.
47  MATTHEWS ASIA FUNDS

Financial Highlights (continued)
Matthews China Fund
The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.
	Year Ended Dec. 31,
INVESTOR CLASS	2025	2024	2023	2022	2021
Net Asset Value, beginning of year	$13.44	$11.62	$14.50	$20.58	$27.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[1]	0.18	0.16	0.09	— [2]	0.03
Net realized gain (loss) and unrealized appreciation/depreciation on investments and foreign currency related transactions	3.82	1.92	(2.88)	(4.99)	(3.25)
Total from investment operations	4.00	2.08	(2.79)	(4.99)	(3.22)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.23)	(0.26)	(0.09)	—	(0.05)
Net realized gains on investments	—	—	—	(1.09)	(3.15)
Total distributions	(0.23)	(0.26)	(0.09)	(1.09)	(3.20)
Net Asset Value, end of year	$17.21	$13.44	$11.62	$14.50	$20.58
TOTAL RETURN[3]	29.81%	17.87%	(19.22% )	(24.40% )	(12.26% )
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (in 000’s)	$321,672	$280,761	$300,132	$448,623	$710,844
Ratio of expenses to average net assets	1.25%	1.25%	1.15%	1.12%	1.06%
Ratio of net investment income (loss) to average net assets	1.16%	1.32%	0.65%	(0.01% )	0.13%
Portfolio turnover[4]	36.73%	49.99%	49.60%	49.38%	92.28%

	Year Ended Dec. 31,
INSTITUTIONAL CLASS	2025	2024	2023	2022	2021
Net Asset Value, beginning of year	$13.42	$11.60	$14.48	$20.53	$26.94
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[1]	0.19	0.21	0.11	0.01	0.10
Net realized gain (loss) and unrealized appreciation/depreciation on investments and foreign currency related transactions	3.82	1.87	(2.88)	(4.97)	(3.26)
Total from investment operations	4.01	2.08	(2.77)	(4.96)	(3.16)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.25)	(0.26)	(0.11)	—	(0.10)
Net realized gains on investments	—	—	—	(1.09)	(3.15)
Total distributions	(0.25)	(0.26)	(0.11)	(1.09)	(3.25)
Net Asset Value, end of year	$17.18	$13.42	$11.60	$14.48	$20.53
TOTAL RETURN[3]	29.93%	17.95%	(19.11% )	(24.31% )	(12.07% )
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (in 000’s)	$106,401	$69,192	$148,327	$297,165	$630,966
Ratio of expenses to average net assets	1.13%	1.12%	1.01%	0.98%	0.91%
Ratio of net investment income (loss) to average net assets	1.21%	1.76%	0.82%	0.07%	0.38%
Portfolio turnover[4]	36.73%	49.99%	49.60%	49.38%	92.28%

1	Calculated using the average daily shares method.
2	Less than $0.01 per share.
3	The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.
4	The portfolio turnover rate is calculated on the Fund as a whole without distinguishing between classes of shares issued.
See accompanying notes to financial statements.
matthewsasia.com | 800.789.ASIA  48

Financial Highlights (continued)
Matthews China Small Companies Fund
The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.
	Year Ended Dec. 31,
INVESTOR CLASS	2025	2024	2023	2022	2021
Net Asset Value, beginning of year	$9.08	$8.95	$11.11	$16.44	$19.86
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[1]	0.08	0.26	0.01	0.02	0.09
Net realized gain (loss) and unrealized appreciation/depreciation on investments and foreign currency related transactions	2.53	(0.01)	(1.96)	(5.15)	(0.80)
Total from investment operations	2.61	0.25	(1.95)	(5.13)	(0.71)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.25)	(0.12)	(0.21)	(0.20)	(0.12)
Net realized gains on investments	—	—	—	—	(2.59)
Total distributions	(0.25)	(0.12)	(0.21)	(0.20)	(2.71)
Net Asset Value, end of year	$11.44	$9.08	$8.95	$11.11	$16.44
TOTAL RETURN[2]	28.83%	2.82%	(17.51% )	(31.26% )	(3.59% )
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (in 000’s)	$48,645	$48,596	$66,174	$114,440	$218,398
Ratio of expenses to average net assets before any reimbursement, waiver or recapture of expenses by Advisor and Administrator (Note 4)	1.57%	1.61%	1.55%	1.55%	1.48%
Ratio of expenses to average net assets after any reimbursement, waiver or recapture of expenses by Advisor and Administrator	1.40%	1.40%	1.41%	1.41%	1.43%
Ratio of net investment income (loss) to average net assets	0.81%	2.91%	0.09%	0.17%	0.44%
Portfolio turnover[3]	36.83%	54.39%	59.05%	59.00%	119.65%

	Year Ended Dec. 31,
INSTITUTIONAL CLASS	2025	2024	2023	2022	2021
Net Asset Value, beginning of year	$9.06	$8.94	$11.12	$16.47	$19.90
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[1]	0.10	0.27	0.04	0.06	0.13
Net realized gain (loss) and unrealized appreciation/depreciation on investments and foreign currency related transactions	2.54	(0.01)	(1.98)	(5.17)	(0.80)
Total from investment operations	2.64	0.26	(1.94)	(5.11)	(0.67)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.28)	(0.14)	(0.24)	(0.24)	(0.17)
Net realized gains on investments	—	—	—	—	(2.59)
Total distributions	(0.28)	(0.14)	(0.24)	(0.24)	(2.76)
Net Asset Value, end of year	$11.42	$9.06	$8.94	$11.12	$16.47
TOTAL RETURN[2]	29.15%	2.97%	(17.37% )	(31.08% )	(3.35% )
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (in 000’s)	$16,390	$15,796	$22,983	$40,322	$162,770
Ratio of expenses to average net assets before any reimbursement, waiver or recapture of expenses by Advisor and Administrator (Note 4)	1.46%	1.50%	1.41%	1.38%	1.31%
Ratio of expenses to average net assets after any reimbursement, waiver or recapture of expenses by Advisor and Administrator	1.20%	1.20%	1.20%	1.20%	1.20%
Ratio of net investment income (loss) to average net assets	0.99%	3.03%	0.36%	0.47%	0.63%
Portfolio turnover[3]	36.83%	54.39%	59.05%	59.00%	119.65%

1	Calculated using the average daily shares method.
2	The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.
3	The portfolio turnover rate is calculated on the Fund as a whole without distinguishing between classes of shares issued.
See accompanying notes to financial statements.
49  MATTHEWS ASIA FUNDS

Financial Highlights (continued)
Matthews India Fund
The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.
	Year Ended Dec. 31,
INVESTOR CLASS	2025	2024	2023	2022	2021
Net Asset Value, beginning of year	$25.33	$26.37	$22.09	$28.17	$26.29
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[1]	(0.11)	(0.13)	(0.01)	(0.12)	(0.11)
Net realized gain (loss) and unrealized appreciation/depreciation on investments, foreign currency related transactions and foreign capital gains taxes	0.48	2.90	5.10	(2.58)	4.81
Total from investment operations	0.37	2.77	5.09	(2.70)	4.70
LESS DISTRIBUTIONS FROM:
Net investment income	(0.01)	— [2]	(0.51)	—	—
Net realized gains on investments	(1.62)	(3.81)	(0.30)	(3.38)	(2.82)
Total distributions	(1.63)	(3.81)	(0.81)	(3.38)	(2.82)
Net Asset Value, end of year	$24.07	$25.33	$26.37	$22.09	$28.17
TOTAL RETURN[3]	1.55%	10.29%	23.10%	(9.92% )	18.11%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (in 000’s)	$561,690	$680,284	$614,103	$505,764	$635,067
Ratio of expenses to average net assets	1.26%	1.22%	1.14%	1.15%	1.10%
Ratio of net investment income (loss) to average net assets	(0.43% )	(0.45% )	(0.04% )	(0.45% )	(0.38% )
Portfolio turnover[4]	53.98%	82.99%	50.98%	41.35%	42.50%

	Year Ended Dec. 31,
INSTITUTIONAL CLASS	2025	2024	2023	2022	2021
Net Asset Value, beginning of year	$25.95	$26.93	$22.54	$28.64	$26.65
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[1]	(0.08)	(0.10)	0.02	(0.08)	(0.06)
Net realized gain (loss) and unrealized appreciation/depreciation on investments, foreign currency related transactions and foreign capital gains taxes	0.49	2.97	5.21	(2.64)	4.87
Total from investment operations	0.41	2.87	5.23	(2.72)	4.81
LESS DISTRIBUTIONS FROM:
Net investment income	(0.04)	(0.04)	(0.54)	—	—
Net realized gains on investments	(1.62)	(3.81)	(0.30)	(3.38)	(2.82)
Total distributions	(1.66)	(3.85)	(0.84)	(3.38)	(2.82)
Net Asset Value, end of year	$24.70	$25.95	$26.93	$22.54	$28.64
TOTAL RETURN[3]	1.67%	10.43%	23.32%	(9.83% )	18.28%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (in 000’s)	$145,348	$180,150	$149,023	$97,018	$128,708
Ratio of expenses to average net assets	1.14%	1.10%	1.01%	1.01%	0.96%
Ratio of net investment income (loss) to average net assets	(0.31% )	(0.33% )	0.07%	(0.31% )	(0.19% )
Portfolio turnover[4]	53.98%	82.99%	50.98%	41.35%	42.50%

1	Calculated using the average daily shares method.
2	Less than $0.01 per share.
3	The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.
4	The portfolio turnover rate is calculated on the Fund as a whole without distinguishing between classes of shares issued.
See accompanying notes to financial statements.
matthewsasia.com | 800.789.ASIA  50

Financial Highlights (continued)
Matthews Japan Fund
The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.
	Year Ended Dec. 31,
INVESTOR CLASS	2025	2024	2023	2022	2021
Net Asset Value, beginning of year	$20.03	$17.58	$14.90	$22.09	$25.27
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[1]	0.14	0.11	0.09	0.07	0.09
Net realized gain (loss) and unrealized appreciation/depreciation on investments and foreign currency related transactions	4.41	2.77	2.59	(6.19)	(0.52)
Total from investment operations	4.55	2.88	2.68	(6.12)	(0.43)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.47)	(0.43)	—	—	(0.24)
Net realized gains on investments	—	—	—	(1.07)	(2.51)
Total distributions	(0.47)	(0.43)	—	(1.07)	(2.75)
Net Asset Value, end of year	$24.11	$20.03	$17.58	$14.90	$22.09
TOTAL RETURN[2]	22.76%	16.38%	17.99%	(27.85% )	(1.92% )
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (in 000’s)	$273,657	$246,422	$239,578	$208,329	$373,739
Ratio of expenses to average net assets	1.16%	1.15%	1.09%	1.05%	0.95%
Ratio of net investment income (loss) to average net assets	0.62%	0.54%	0.58%	0.41%	0.38%
Portfolio turnover[3]	106.87%	88.02%	100.59%	83.38%	70.30%

	Year Ended Dec. 31,
INSTITUTIONAL CLASS	2025	2024	2023	2022	2021
Net Asset Value, beginning of year	$20.09	$17.63	$14.93	$22.13	$25.32
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[1]	0.16	0.13	0.12	0.09	0.05
Net realized gain (loss) and unrealized appreciation/depreciation on investments and foreign currency related transactions	4.43	2.77	2.58	(6.22)	(0.46)
Total from investment operations	4.59	2.90	2.70	(6.13)	(0.41)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.49)	(0.44)	—	—	(0.27)
Net realized gains on investments	—	—	—	(1.07)	(2.51)
Total distributions	(0.49)	(0.44)	—	(1.07)	(2.78)
Net Asset Value, end of year	$24.19	$20.09	$17.63	$14.93	$22.13
TOTAL RETURN[2]	22.86%	16.48%	18.08%	(27.84% )	(1.83% )
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (in 000’s)	$444,230	$391,746	$415,920	$413,807	$1,170,380
Ratio of expenses to average net assets	1.10%	1.08%	1.02%	0.97%	0.89%
Ratio of net investment income (loss) to average net assets	0.71%	0.65%	0.71%	0.55%	0.22%
Portfolio turnover[3]	106.87%	88.02%	100.59%	83.38%	70.30%

1	Calculated using the average daily shares method.
2	The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.
3	The portfolio turnover rate is calculated on the Fund as a whole without distinguishing between classes of shares issued.
See accompanying notes to financial statements.
51  MATTHEWS ASIA FUNDS

Financial Highlights (continued)
Matthews Asia Dividend Fund
The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.
	Year Ended Dec. 31,
INVESTOR CLASS	2025	2024	2023	2022	2021
Net Asset Value, beginning of year	$14.08	$13.70	$13.24	$18.94	$22.63
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[1]	0.25	0.22	0.19	0.13	0.18
Net realized gain (loss) and unrealized appreciation/depreciation on investments, foreign currency related transactions and foreign capital gains taxes	3.51	0.59	0.42	(5.72)	(0.81)
Total from investment operations	3.76	0.81	0.61	(5.59)	(0.63)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.45)	(0.43)	(0.15)	(0.11)	(0.19)
Net realized gains on investments	—	—	—	—	(2.87)
Total distributions	(0.45)	(0.43)	(0.15)	(0.11)	(3.06)
Net Asset Value, end of year	$17.39	$14.08	$13.70	$13.24	$18.94
TOTAL RETURN[2]	26.88%	5.92%	4.69%	(29.57% )	(2.83% )
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (in 000’s)	$266,467	$271,633	$401,341	$602,694	$1,586,460
Ratio of expenses to average net assets before any reimbursement, waiver or recapture of expenses by Advisor and Administrator (Note 4)	1.21%	1.20%	1.10%	1.10%	1.03%
Ratio of expenses to average net assets after any reimbursement, waiver or recapture of expenses by Advisor and Administrator	1.21%	1.20%	1.10%	1.10%	1.02%
Ratio of net investment income (loss) to average net assets	1.62%	1.57%	1.43%	0.84%	0.80%
Portfolio turnover[3]	56.67%	16.81%	75.88%	50.75%	47.41%

	Year Ended Dec. 31,
INSTITUTIONAL CLASS	2025	2024	2023	2022	2021
Net Asset Value, beginning of year	$14.06	$13.68	$13.23	$18.94	$22.62
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[1]	0.27	0.23	0.21	0.14	0.21
Net realized gain (loss) and unrealized appreciation/depreciation on investments, foreign currency related transactions and foreign capital gains taxes	3.51	0.60	0.41	(5.72)	(0.80)
Total from investment operations	3.78	0.83	0.62	(5.58)	(0.59)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.47)	(0.45)	(0.17)	(0.13)	(0.22)
Net realized gains on investments	—	—	—	—	(2.87)
Total distributions	(0.47)	(0.45)	(0.17)	(0.13)	(3.09)
Net Asset Value, end of year	$17.37	$14.06	$13.68	$13.23	$18.94
TOTAL RETURN[2]	27.06%	6.05%	4.77%	(29.55% )	(2.67% )
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (in 000’s)	$276,148	$337,614	$650,333	$1,248,676	$3,154,407
Ratio of expenses to average net assets before any reimbursement, waiver or recapture of expenses by Advisor and Administrator (Note 4)	1.10%	1.09%	0.99%	0.99%	0.92%
Ratio of expenses to average net assets after any reimbursement, waiver or recapture of expenses by Advisor and Administrator	1.10%	1.09%	0.99%	0.99%	0.91%
Ratio of net investment income (loss) to average net assets	1.72%	1.63%	1.55%	0.95%	0.93%
Portfolio turnover[3]	56.67%	16.81%	75.88%	50.75%	47.41%

1	Calculated using the average daily shares method.
2	The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.
3	The portfolio turnover rate is calculated on the Fund as a whole without distinguishing between classes of shares issued.
See accompanying notes to financial statements.
matthewsasia.com | 800.789.ASIA  52

Financial Highlights (continued)
Matthews China Dividend Fund
The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.
	Year Ended Dec. 31,
INVESTOR CLASS	2025	2024	2023	2022	2021
Net Asset Value, beginning of year	$11.81	$10.71	$14.00	$17.73	$19.64
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[1]	0.30	0.28	0.27	0.31	0.41
Net realized gain (loss) and unrealized appreciation/depreciation on investments and foreign currency related transactions	3.13	1.29	(3.12)	(3.27)	(0.48)
Total from investment operations	3.43	1.57	(2.85)	(2.96)	(0.07)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.59)	(0.47)	(0.44)	(0.52)	(0.49)
Net realized gains on investments	—	—	—	(0.25)	(1.35)
Total distributions	(0.59)	(0.47)	(0.44)	(0.77)	(1.84)
Net Asset Value, end of year	$14.65	$11.81	$10.71	$14.00	$17.73
TOTAL RETURN[2]	29.42%	14.94%	(20.67% )	(16.75% )	(0.49% )
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (in 000’s)	$72,848	$65,699	$76,517	$137,066	$218,766
Ratio of expenses to average net assets before any reimbursement, waiver or recapture of expenses by Advisor and Administrator (Note 4)	1.35%	1.32%	1.17%	1.20%	1.12%
Ratio of expenses to average net assets after any reimbursement, waiver or recapture of expenses by Advisor and Administrator	1.35%	1.32%	1.17%	1.20%	1.12%
Ratio of net investment income (loss) to average net assets	2.17%	2.53%	2.03%	2.12%	2.05%
Portfolio turnover[3]	49.55%	75.80%	27.30%	67.08%	68.25%

	Year Ended Dec. 31,
INSTITUTIONAL CLASS	2025	2024	2023	2022	2021
Net Asset Value, beginning of year	$11.83	$10.70	$14.00	$17.72	$19.64
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[1]	0.32	0.28	0.27	0.31	0.53
Net realized gain (loss) and unrealized appreciation/depreciation on investments and foreign currency related transactions	3.14	1.30	(3.11)	(3.24)	(0.58)
Total from investment operations	3.46	1.58	(2.84)	(2.93)	(0.05)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.61)	(0.45)	(0.46)	(0.54)	(0.52)
Net realized gains on investments	—	—	—	(0.25)	(1.35)
Total distributions	(0.61)	(0.45)	(0.46)	(0.79)	(1.87)
Net Asset Value, end of year	$14.68	$11.83	$10.70	$14.00	$17.72
TOTAL RETURN[2]	29.61%	15.07%	(20.58% )	(16.59% )	(0.38% )
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (in 000’s)	$20,047	$22,666	$42,165	$84,220	$131,395
Ratio of expenses to average net assets before any reimbursement, waiver or recapture of expenses by Advisor and Administrator (Note 4)	1.22%	1.19%	1.04%	1.06%	0.97%
Ratio of expenses to average net assets after any reimbursement, waiver or recapture of expenses by Advisor and Administrator	1.20%	1.19%	1.04%	1.06%	0.97%
Ratio of net investment income (loss) to average net assets	2.33%	2.57%	2.09%	2.12%	2.65%
Portfolio turnover[3]	49.55%	75.80%	27.30%	67.08%	68.25%

1	Calculated using the average daily shares method.
2	The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.
3	The portfolio turnover rate is calculated on the Fund as a whole without distinguishing between classes of shares issued.
See accompanying notes to financial statements.
53  MATTHEWS ASIA FUNDS

Notes to Financial Statements
1.
ORGANIZATION
Matthews International Funds (d/b/a Matthews Asia Funds) (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of December 31, 2025, the Trust issued twenty-four separate series of shares. This shareholder report pertains to twelve of those series (each a “Fund”, and collectively, the “Funds”): Matthews Emerging Markets Equity Fund, Matthews Emerging Markets Sustainable Future Fund, Matthews Emerging Markets Small Companies Fund, Matthews Asia Growth Fund, Matthews Pacific Tiger Fund, Matthews Asia Innovators Fund, Matthews China Fund, Matthews China Small Companies Fund, Matthews India Fund, Matthews Japan Fund, Matthews Asia Dividend Fund and Matthews China Dividend Fund. Each Fund offers two classes of shares: Investor Class and Institutional Class. Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except each class may be subject to different class expenses as outlined in the relevant prospectus and each class has exclusive voting rights with respect to matters solely affecting such class. The other twelve separate series of the Trust are Exchange Traded Funds and are covered in a separate shareholder report.
A.
Reorganization of Matthews Asian Growth and Income Fund into Matthews Emerging Markets Equity Fund
On February 19, 2025, at a special meeting of shareholders of the Matthews Asian Growth and Income Fund, shareholders approved the reorganization of the Fund with the Matthews Emerging Markets Equity Fund. The reorganization was completed on March 14, 2025. Information related to the reorganization is provided in the Proxy Statement/Prospectus that was filed with the SEC on December 4, 2024.
For U.S. GAAP purposes, the transaction was treated as a merger. The merger took place after the close of business on March 14, 2025. For accounting and performance reporting purposes, the Matthews Emerging Markets Equity Fund is the survivor. The reorganization was accomplished by a tax-free exchange of shares of Matthews Emerging Markets Equity Fund in the following amounts and at the following conversion ratios:
Fund	Fund Share Class	Shares Prior to Reorganization	Conversion Ratio	Matthews Emerging Markets Equity Fund’s Share Class	Shares of Matthews Emerging Markets Equity Fund
Matthews Asian Growth and Income Fund	Investor	13,071,403	0.995734659	Investor	13,015,649
Matthews Asian Growth and Income Fund	Institutional	3,593,025	0.994747642	Institutional	3,574,153
The exchange was based on values at the close of the New York Stock Exchange on March 14, 2025. The net assets of the acquired Fund at that date included unrealized appreciation of $19,413,471, securities of $197,672,534, cash of $28,730,164, foreign currency of $106,112, receivables and other assets of $346,125, payables of $426,554, capital paid-in of $238,946,866, total distributable earnings of $(12,518,485), and net assets of $226,428,381 that were combined with those of the acquiring Fund, resulting in aggregate net assets of $249,325,510 immediately after the acquisition. The assets and liabilities of Matthews Asian Growth and Income Fund were recorded at fair value; however, the cost basis of the investments received from the Matthews Asian Growth and Income Fund was carried forward to align ongoing reporting of the Matthews Emerging Markets Equity Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Pro forma results of operations of the combined entity for the year ended December 31, 2025, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows
* Net investment income: $3,398,305
* Net realized gain on investments: $20,919,526
* Net change in unrealized gain/loss on investments: $35,899,585
* Net increase in the net assets resulting from operations: $60,217,416
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings that have been included in Matthews Emerging Markets Equity Fund’s statement of operations since March 14, 2025.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements. Each Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
matthewsasia.com | 800.789.ASIA  54

Notes to Financial Statements   (continued)
A.
SECURITY VALUATION: Pursuant to Rule 2a-5 under the 1940 Act, the Funds’ Board of Trustees (the “Board”) has designated authority to a Valuation Designee, Matthews International Capital Management, LLC (“Matthews”), the Funds’ investment adviser (the “investment adviser”), to make fair valuation determinations under adopted procedures, subject to Board oversight. Matthews has formed a Valuation Committee (the “Valuation Committee”) to administer the pricing and valuation of portfolio securities and other assets and liabilities and to ensure that prices determined by Matthews or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value. The value of the Trust’s securities is based on market quotations for those securities, or on their fair value determined by the valuation policies approved by the Board. Market quotations and valuation information are provided by commercial pricing services or securities dealers that are independent of the Funds and Matthews in accordance with procedures established by the Valuation Designee. Foreign exchange-traded securities are valued as of the close of trading on the primary exchange on which they trade. Securities that trade in over-the-counter markets, including most debt securities (bonds), may be valued by other third-party vendors or by using indicative bid quotations from dealers or market makers, or other available market information. Market values for securities are determined based on quotations, market data or other information from the principal (or most advantageous) market on which the security is traded. Market quotations for equity securities used by the Funds include last reported sale prices, or, if such prices are not reported or available, bid and ask prices. Swap agreements are valued utilizing quotes received daily by the Funds’ pricing service or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined at the close of business on the New York Stock Exchange (“NYSE”). Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. The Funds may also utilize independent pricing services to assist them in determining a current market value for each security based on sources believed to be reliable.
When fair value pricing is employed, the prices of securities used by a Fund to calculate its Net Asset Value (“NAV”) may differ from any quoted or published prices for the same securities for that day. Events affecting the value of foreign investments may occur between the time at which they are determined and when the Funds calculate their NAV, which is normally the close of trading on the NYSE. If such events render market quotations unreliable, and the impact of such events can be reasonably determined, the investments will be valued at their fair value in accordance with pricing policies. The fair value of a security held by the Funds may be determined using the services of third-party pricing services to assist in this process.
The books and records of the Funds are maintained in U.S. dollars. Transactions, portfolio securities, and assets and liabilities denominated in a foreign currency are translated and recorded in U.S. dollars at the prevailing exchange rate as of the close of trading on the NYSE. The Fund does not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on investments on the Statement of Operations. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Funds isolate that portion of gains and losses on investments in fixed income securities that is due to changes in foreign exchange rate from that which is due to changes in market prices of securities.
Foreign securities held by the Funds may be traded on days and at times when the NYSE is closed. Accordingly, the value of the Funds may be significantly affected on days when shareholders have no access to the Funds.
B.
FAIR VALUE MEASUREMENTS: The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
Level 1: Unadjusted quoted prices in active markets for identical securities (foreign securities that are valued based on market quotations).
Level 2: Other significant observable inputs. Certain foreign securities may be fair valued by Matthews using information such as quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and foreign exchange. Additionally, external pricing services are used when the Funds determine that events affecting the value of foreign securities which occur between the time at which they are determined and the close of trading on the NYSE render market quotations unreliable.
Level 3: Significant unobservable inputs. Level 3 securities are valued based on significant unobservable inputs as determined under procedures approved by the Board. Characterization of such securities as Level 3 securities are not necessarily an indication of their liquidity or the risk associated with investing in these securities. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 securities and could impact overall Fund performance.
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
55  MATTHEWS ASIA FUNDS

Notes to Financial Statements   (continued)
Levels for Multi-Country Funds (1 of 2):
Summary of inputs used to determine the fair valuation of multi-country Funds’ investments as of December 31, 2025.
	Matthews Emerging Markets Equity Fund	Matthews Emerging Markets Sustainable Future Fund	Matthews Emerging Markets Small Companies Fund	Matthews Asia Growth Fund	Matthews Pacific Tiger Fund
Assets:
Investments:
Level 1: Quoted Prices
Common Equities:
Argentina	$—	$3,507,125	$6,353,593	$—	$—
Bangladesh	—	902,792	$2,387,980	—	—
Brazil	11,963,049	1,203,271	—	—	—
Chile	—	—	5,201,268	—	—
China/Hong Kong	10,596,034	15,102,619	19,396,066	8,122,834	10,831,940
Greece	—	3,420,805	7,163,658	—	—
India	12,297,015	625,985	2,600,466	—	3,573,287
Kazakhstan	—	191,106	—	—	—
Mexico	5,285,167	—	5,659,594	—	—
Panama	—	—	3,053,182	—	—
Philippines	2,955,927	484,549	8,201,509	1,981,529	6,769,331
Saudi Arabia	—	2,263,510	2,905,274	—	—
Singapore	—	—	—	4,636,922	13,879,600
South Africa	—	—	12,962,078	—	—
South Korea	1,179,689	—	—	1,432,031	—
Taiwan	—	1,751,014	—	—	—
United Kingdom	—	—	4,757,713	—	—
United States	—	6,962,292	—	—	—
Sub-total	44,276,881	36,415,068	80,642,381	16,173,316	35,054,158
Level 2: Other Significant Observable Inputs
Common Equities:
Australia	—	—	—	3,662,982	—
Brazil	3,668,144	7,459,232	20,902,160	—	—
Chile	4,762,449	—	604,073	—	—
China/Hong Kong	57,992,972	35,807,803	28,873,336	46,556,240	239,198,229
Cyprus	—	—	5,914,189	—	—
Georgia	—	—	6,465,218	—	—
India	33,553,897	45,272,181	111,373,383	21,426,283	115,810,141
Indonesia	—	1,337,716	4,912,720	1,584,964	6,975,829
Japan	—	—	—	52,146,957	—
Jordan	—	819,035	—	—	—
Malaysia	—	—	—	—	13,478,322
Poland	—	6,596,351	12,230,102	—	—
Romania	—	4,084,188	—	—	—
Singapore	3,139,390	—	—	—	14,744,647
South Africa	5,345,316	—	—	—	—
South Korea	52,766,739	36,956,251	53,164,236	30,809,612	123,466,439
Taiwan	45,568,872	38,663,894	87,641,706	32,891,925	160,951,971
Thailand	2,086,531	—	—	—	7,780,833
Turkey	—	5,100,123	6,669,307	—	—
United Arab Emirates	3,887,436	—	—	—	—
Vietnam	37,881	2,614,888	18,307,584	—	4,861,250
Sub-total	212,809,627	184,711,662	357,058,014	189,078,963	687,267,661
Preferred Equities:
South Korea	—	2,651,059	—	—	—
Level 3: Other Significant Observable Inputs
Common Equities:
India	—	—	—	—	220,731
Russia	1,622	—	26,564	—	—
Sub-total	1,622	—	26,564	—	220,731
matthewsasia.com | 800.789.ASIA  56

Notes to Financial Statements   (continued)
	Matthews Emerging Markets Equity Fund	Matthews Emerging Markets Sustainable Future Fund	Matthews Emerging Markets Small Companies Fund	Matthews Asia Growth Fund	Matthews Pacific Tiger Fund
Preferred Equities:
India	34,130	—	—	—	93,628
Total Market Value of Investments	$257,122,260	$223,777,789	$437,726,959	$205,252,279	$722,636,178

Levels for Multi-Country Funds (2 of 2):
Summary of inputs used to determine the fair valuation of multi-country Funds’ investments as of December 31, 2025.
	Matthews Asia Innovators Fund	Matthews China Fund	Matthews China Small Companies Fund	Matthews Asia Dividend Fund	Matthews China Dividend Fund
Assets:
Investments:
Level 1: Quoted Prices
Common Equities:
China/Hong Kong	$30,536,393	$40,360,089	$7,112,513	$8,035,597	$8,321,891
India	4,838,428	—	—	—	—
Japan	—	—	—	402,283	—
Singapore	9,542,370	—	—	—	—
South Korea	2,601,600	—	—	6,428,951	—
United States	—	—	2,817,834	—	—
Sub-total	47,518,791	40,360,089	9,930,347	14,866,831	8,321,891
Level 2: Other Significant Observable Inputs
Common Equities:
Australia	—	—	—	34,386,358	—
China/Hong Kong	90,679,291	379,104,232	51,087,988	163,808,643	82,465,706
India	36,269,953	—	—	33,159,740	—
Indonesia	—	—	—	5,342,802	—
Japan	6,237,817	—	—	126,470,958	—
Macau	—	6,400,202	—	—	—
Singapore	—	—	—	20,414,391	1,559,048
South Korea	56,693,532	—	—	64,129,381	—
Taiwan	72,896,847	—	2,729,641	70,798,400	—
Thailand	—	—	—	4,918,499	—
United States	—	—	475,785	—	—
Sub-total	262,777,440	385,504,434	54,293,414	523,429,172	84,024,754
Level 3: Other Significant Observable Inputs
Common Equities:
India	—	—	—	75,521	—
Total Market Value of Investments	$310,296,231	$425,864,523	$64,223,761	$538,371,524	$92,346,645

57  MATTHEWS ASIA FUNDS

Notes to Financial Statements   (continued)
Levels for Single Country Funds:
Summary of inputs used to determine the fair valuation of the single country Funds’ investments as of December 31, 2025.
	Matthews India Fund	Matthews Japan Fund
Assets:
Investments:
Level 1: Quoted Prices
Common Equities:
Consumer Discretionary	$3,574,945	$—
Financials	10,135,818	13,133,575
Industrials	14,431,691	—
Information Technology	4,246,041	—
Sub-total	32,388,495	13,133,575
Level 2: Other Significant Observable Inputs
Common Equities:
Communication Services	29,316,280	29,054,318
Consumer Discretionary	163,814,145	148,203,449
Consumer Staples	60,192,743	20,604,994
Energy	35,084,359	—
Financials	249,334,975	111,395,560
Health Care	52,018,915	26,013,596
Industrials	27,240,267	204,631,981
Information Technology	75,352,513	105,210,174
Materials	14,905,042	29,043,612
Real Estate	—	28,436,147
Sub-total	707,259,239	702,593,831
Level 3: Other Significant Observable Inputs
Common Equities:
Consumer Staples	265,688	—
Preferred Equities:
Consumer Discretionary	195,075	—
Total Market Value of Investments	$740,108,497	$715,727,406
Changes in the Balances of Level 3 Securities:
The Funds’ policy is to recognize transfers in and transfers out of Level 3 as of the beginning of the reporting period.
	Matthews Emerging Markets Equity Fund		Matthews Emerging Markets Small Companies Fund	Matthews Pacific Tiger Fund		Matthews India Fund		Matthews Asia Dividend Fund
	Common Equities — Russia	Preferred Equities — India	Common Equities — Russia and India	Common Equities — India	Preferred Equities — India	Common Equities — Consumer Staples	Preferred Equities — Consumer Discretionary	Common Equities — India
Balance as of 12/31/24(market value)	1,130	—	3,727,486	—	—	—	—	—
Accrued discounts/premiums	—	—	—	—	—	—	—	—
Realized gain/(loss)	—	—	—	—	—	—	—	—
Change in unrealized appreciation/depreciation	492	34,130	8,051	243	93,628	293	195,075	83
Purchases	—	—	—	220,488	—	265,395	—	75,438
Sales	—	—	—	—	—	—	—	—
Transfers in to Level 3	—	—	—	—	—	—	—	—
Transfer out of Level 3**	—	—	(3,708,973)	—	—	—	—	—
Balance as of Current 12/31/25(market value)	$1,622	$34,130	$26,564	$220,731	$93,628	$265,688	$195,075	$75,521
Net change in unrealized appreciation/depreciation on Level 3 investments held as of 12/31/25*	$492	34,130	$8,051	$243	93,628	$293	195,075	$83

**Transfers out of Level 3 were because observable market data became available for the security.
*Included in the related amounts on the Statements of Operations.
matthewsasia.com | 800.789.ASIA  58

Notes to Financial Statements   (continued)
C.
RISKS ASSOCIATED WITH NON-U.S. COMPANIES: Investments by the Funds in the securities of non-U.S. companies may involve investment risks not typically associated with investments in U.S. issuers. These risks include possible political, economic, social and religious instability; inadequate investor protection; changes in laws or regulations of Emerging Market or Asia Pacific countries where the Funds may invest; international relations with other nations; natural disasters; corruption; and military activity. Foreign securities may trade in securities markets that are substantially smaller, less developed, less liquid and more volatile than the major securities markets in the United States. Foreign securities may be subject to greater fluctuations in price than securities of domestic corporations or the U.S. government. Foreign investing may also include the risk of expropriation or confiscatory taxation, limitation on the removal of funds or other assets, currency crises and exchange controls, the imposition of foreign withholding tax on the interest income payable on such instruments, the possible seizure or nationalization of foreign deposits or assets, or the adoption of other foreign government restrictions that might adversely affect the foreign securities held by the Funds. Additionally, Emerging Market and Asia Pacific countries may utilize formal or informal currency exchange controls or “capital controls” that may limit the ability to repatriate investments or income or adversely affect the value of portfolio investments. The economies of many Emerging Market and Asia Pacific countries differ from the economies of more developed countries in many respects, such as their rate of growth, inflation, capital reinvestment, resource self-sufficiency and dependence on other economies, financial system stability, the national balance of payments position and sensitivity to changes in global trade.
Certain Emerging Market and Asia Pacific countries are highly dependent upon and may be affected by developments in the economies of other countries. Non-U.S. companies are subject to different accounting, auditing, and financial reporting standards, practices, and requirements than U.S. companies. There is generally less government regulation of stock exchanges, brokers, and listed companies abroad than in the United States, which may result in less transparency with respect to a company’s operations, and make obtaining information about them more difficult (or such information may be unavailable).
Among other risks of investing in foreign markets, particularly those of emerging and frontier markets in which the Funds invest, are the variable quality and reliability of financial information and related audits of companies. In some cases, financial information and related audits can be unreliable and not subject to verification. Auditing firms in some of these markets are not subject to independent inspection or oversight of audit quality. For example, China does not allow the Public Company Accounting Oversight Board to inspect the work that auditors perform in China for Chinese companies that sell stock into U.S. markets. This can result in investment decisions being made based on flawed or misleading information.
Foreign stock markets, particularly those of emerging and frontier markets in which the Funds invest, may not be as developed or efficient as those in more developed markets such as the United States, and the absence of negotiated brokerage commissions in certain countries may result in higher brokerage fees. The time between the trade and settlement dates of securities transactions on foreign exchanges ranges from one day to four weeks or longer and may result in higher custody charges. Custodial arrangements may be less well developed than in the United States. Foreign securities are generally denominated and pay distributions in foreign currencies, exposing the Funds to changes in foreign currency exchange rates. Investing in any Emerging Market or Asia Pacific country will also entail risks specific and unique to that country, and these risks can be significant and change rapidly.
Changes in interest rates in each of the countries in which the Funds may invest, as well as interest rates in more-developed countries, may cause a decline in the market value of an investment. Generally, fixed income securities will decrease in value when interest rates rise and can be expected to rise in value when interest rates decline. As interest rates decline, debt issuers may repay or refinance their loans or obligations earlier than anticipated.
The Funds may invest in certain operating companies in China through legal structures known as variable interest entities (“VIEs”). In China, ownership of companies in certain sectors, such as technology, media, and telecommunications, by non-Chinese individuals and entities (including U.S. persons and entities such as the Fund) is prohibited. In order to facilitate foreign investment in these businesses, many Chinese companies have created VIEs, through which foreign investors hold stock in an offshore holding company or a special purpose vehicle (“SPV”)  that has entered into contractual arrangements with a China-based operating company, allowing U.S. investors to obtain economic exposure to the China-based company through contractual means rather than through formal equity ownership. Shares of the offshore holding company or SPV, in turn, may be listed and traded on exchanges outside of mainland China and made available to non-Chinese investors.
VIEs are a longstanding industry practice and well known to officials and regulators in China; however, VIEs are not formally recognized under Chinese law. Recently, the government of China placed restrictions on China-based companies raising capital offshore, including through VIE structures. Investors face uncertainty about future actions by the government of China that could significantly affect an operating company’s financial performance and the enforceability of an offshore holding company’s or a special purpose vehicle’s contractual arrangements. In addition, the interests of the Chinese equity holders of an operating company may not align with those of foreign investors in the offshore holding company or SPV. Investments in Chinese VIEs present significant risks. Under extreme circumstances, China might prohibit the existence of VIEs or sever their ability to transmit economic and governance rights to foreign investors. In addition, listed holding companies or SPVs acting as VIEs may also face delisting or other regulatory consequences for failure to meet the requirements of U.S. exchanges and regulators. If any of these events take place, the market value of a Fund’s associated portfolio holdings would likely decline significantly, which could result in substantial investment losses.
Due to the Russian invasion of Ukraine, sanctions have since been imposed on Russia and certain of its citizens and financial infrastructure entities. As a result of these sanctions and countermeasures by Russia, the sale and/or purchase of Russian securities to/by US persons is prohibited and sales of certain Russian securities to non-US persons may also be prohibited. Due to these measures, Russian and Russian-related securities have since suffered significant declines in value. The ongoing conflict has the potential to adversely impact global economies and increase volatility across markets. The duration of the Russian-Ukraine conflict and its effect on financial markets cannot be determined with certainty. The Funds’ performance could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring these events. As of December 31, 2025, the Russian positions held across the Matthews Asia Funds have been valued near zero.
Recently, the conflicts among Israel, Iran, Hamas and other militant groups in the Middle East has increased tensions in the region and has caused and could continue to cause market disruptions in the Middle East and globally. These conflicts and the involvement of the U.S. and other countries could present material uncertainty and risk with respect to a Fund’s performance and ability to achieve its investment objective. The extent and duration of the military action and any market disruptions are impossible to predict but could be substantial.
59  MATTHEWS ASIA FUNDS

Notes to Financial Statements   (continued)
In recent years, the U.S. government has indicated its intent to alter its approach to international trade policy and in some cases to renegotiate, or potentially terminate, certain existing bilateral or multi-lateral trade agreements and treaties with foreign countries, and has made proposals and taken actions related thereto. For example, the U.S. government has imposed, and may in the future further increase, tariffs on certain foreign goods, including from China, such as steel and aluminum. Most recently, the current U.S. presidential administration has imposed or sought to impose significant increases to tariffs on goods imported into the U.S., including from China, Canada and Mexico. These developements may trigger a significant reduction in international trade, shortages or oversupply of certain manufactured goods, substantial price increases or decreases of goods, inflationary pressures, and possible failure of individual companies and/or large segments of the foreign export industry with a potentially negative impact to the Funds.
D.
DISTRIBUTIONS TO SHAREHOLDERS: It is the policy of Matthews China Dividend Fund to distribute net investment income on a semi-annual basis and capital gains, if any, annually. It is the policy of Matthews Asia Dividend Fund to distribute net investment income on a quarterly basis and capital gains, if any, annually. All other Funds generally distribute their net investment income and capital gains, if any, once annually in December. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP.
The tax character of distributions paid for the fiscal years ended December 31, 2025 and December 31, 2024 were as follows:
YEAR ENDED December 31, 2025	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Taxable Distributions
Matthews Emerging Markets Equity Fund	$6,427,919	$—	$1,413,600	$7,841,519
Matthews Emerging Markets Sustainable Future Fund	12,544,492	—	—	12,544,492
Matthews Emerging Markets Small Companies Fund	7,168,741	—	—	7,168,741
Matthews Asia Growth Fund	—	—	—	—
Matthews Pacific Tiger Fund	23	17,004,947	—	17,004,970
Matthews Asia Innovators Fund	—	—	—	—
Matthews China Fund	5,913,663	—	—	5,913,663
Matthews China Small Companies Fund	1,470,990	—	—	1,470,990
Matthews India Fund	361,718	45,336,310	—	45,698,028
Matthews Japan Fund	14,160,299	—	—	14,160,299
Matthews Asia Dividend Fund	14,925,482	—	—	14,925,482
Matthews China Dividend Fund	3,892,540	—	—	3,892,540

YEAR ENDED December 31, 2024	Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions
Matthews Emerging Markets Equity Fund	$235,633	$—	$235,633
Matthews Emerging Markets Sustainable Future Fund	6,083,699	—	6,083,699
Matthews Emerging Markets Small Companies Fund	19,674,680	3,645,052	23,319,732
Matthews Asia Growth Fund	5,653,873	—	5,653,873
Matthews Pacific Tiger Fund	26,865,309	44,615,214	71,480,523
Matthews Asia Innovators Fund	—	—	—
Matthews China Fund	6,669,399	—	6,669,399
Matthews China Small Companies Fund	914,744	—	914,744
Matthews India Fund	41,604,228	74,707,813	116,312,041
Matthews Japan Fund	13,706,519	—	13,706,519
Matthews Asia Dividend Fund	20,782,136	—	20,782,136
Matthews China Dividend Fund	3,957,261	—	3,957,261
E.
INVESTMENT TRANSACTIONS AND INCOME: Securities transactions are accounted for on the date the securities are purchased or sold or on the following business day. Financial statements reflect security transactions on trade date. Gains or losses on the sale of securities are determined on the identified cost basis. Interest income is recorded on the accrual basis. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Dividend income is generally recorded on the ex-dividend date net of any foreign taxes withheld at the source. Dividend income for certain issuers headquartered in countries which the Funds invest may not be recorded until approved by the shareholders (which may occur after the ex-dividend date) if, in the judgment of management, such dividends are not reasonably determined as of the ex-dividend date. Income and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
The Funds may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which they invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, the Funds record an estimated deferred tax liability in an amount that may be payable if the securities were disposed of on the valuation date.
matthewsasia.com | 800.789.ASIA  60

Notes to Financial Statements   (continued)
F.
FUND EXPENSE ALLOCATIONS: The Funds account separately for the assets, liabilities and operations of each Fund. Estimated expenses are accrued daily. Direct expenses of each Fund or class are charged to that Fund or class while general expenses are allocated pro-rata among the Funds based on net assets or other appropriate methods.
G.
CASH, CASH OVERDRAFTS, AND FOREIGN CURRENCY: When any of the Funds’ cash balances are overdrawn, a Fund is charged an overdraft fee by the custodian based on the BBH Overdraft Base Rate which are set daily reflecting BBH’s effective trading rate in the relevant local money markets on each day. In markets where a true money market rate is not available, or is not reflective of the market, the BBH Treasury Group sets overdraft rates on a market-by-market basis, taking into consideration market standards and conditions.
QFI accounts (i.e., the accounts through which the QFI quota is accessed) are required by the local market to maintain a cash reserve. The cash reserve is based upon a fixed ratio of the QFI’s approved investment quota, which is defined as the amount remitted into its special Renminbi (RMB) cash account. These amounts, if any, are included in “Segregated foreign currency at value” on the Statements of Assets and Liabilities. The fixed ratio is set at 0.08 percent for the Shanghai and 0.06 percent for the Shenzhen market.
H.
USE OF ESTIMATES: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.
I.
FOREIGN TAXES PAID: FASB ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosure amends ASC 740 to require enhanced disclosures about income taxes paid by jurisdiction when those amounts exceed a specified quantitative threshold of five percent of total income taxes paid.  The Matthews India Fund had income taxes paid in India exceeding 5% of total income tax for the period, net of refunds received, that amounted to $10,969,862 to India for the year ended December 31, 2025 that consisted primarily of taxes on realized capital gains.  There were no other jurisdictions that exceeded that threshold.
3.
CAPITAL SHARE TRANSACTIONS
	Year Ended December 31, 2025		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Matthews Emerging Markets Equity Fund
Investor Class
Shares sold	305,216	$4,567,499	143,359	$1,892,747
Shares issued in reorganization[1]	13,015,649	177,703,579	—	—
Shares issued through reinvestment of distributions	359,037	5,640,467	6,628	87,020
Shares redeemed	(2,364,890)	(34,411,624)	(211,480)	(2,606,505)
Net increase (decrease)	11,315,012	$153,499,921	(61,493)	($626,738 )
Institutional Class
Shares sold	775,628	$11,012,386	137,621	$1,769,524
Shares issued in reorganization[1]	3,574,153	48,724,802	—	—
Shares issued through reinvestment of distributions	126,296	1,980,329	6,100	79,915
Shares redeemed	(1,449,695)	(20,838,140)	(134,669)	(1,717,448)
Net increase	3,026,382	$40,879,377	9,052	$131,991
Matthews Emerging Markets Sustainable Future Fund
Investor Class
Shares sold	150,121	$1,922,324	928,223	$11,648,615
Shares issued through reinvestment of distributions	91,196	1,203,781	65,502	795,850
Shares redeemed	(1,185,281)	(15,153,830)	(1,486,308)	(18,617,584)
Net (decrease)	(943,964)	($12,027,725 )	(492,583)	($6,173,119 )
Institutional Class
Shares sold	3,794,282	$49,608,028	9,979,586	$125,858,709
Shares issued through reinvestment of distributions	833,344	11,008,472	410,482	4,991,456
Shares redeemed	(5,297,436)	(66,194,830)	(8,741,529)	(110,186,332)
Net increase (decrease)	(669,810)	($5,578,330 )	1,648,539	$20,663,833
61  MATTHEWS ASIA FUNDS

Notes to Financial Statements   (continued)
	Year Ended December 31, 2025		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Matthews Emerging Markets Small Companies Fund
Investor Class
Shares sold	794,536	$19,054,261	3,698,179	$94,253,921
Shares issued through reinvestment of distributions	83,324	2,078,105	333,450	7,769,393
Shares redeemed	(5,060,432)	(119,760,650)	(5,466,917)	(139,234,040)
Net (decrease)	(4,182,572)	($98,628,284 )	(1,435,288)	($37,210,726 )
Institutional Class
Shares sold	4,025,562	$96,295,019	7,501,357	$191,699,784
Shares issued through reinvestment of distributions	180,326	4,488,313	533,807	12,416,358
Shares redeemed	(7,890,374)	(190,175,648)	(5,911,848)	(149,551,127)
Net increase (decrease)	(3,684,486)	($89,392,316 )	2,123,316	$54,565,015
Matthews Asia Growth Fund
Investor Class
Shares sold	169,228	$4,261,884	264,283	$5,956,539
Shares issued through reinvestment of distributions	—	—	126,778	2,861,381
Shares redeemed	(1,631,281)	(39,020,536)	(2,388,317)	(54,099,225)
Net (decrease)	(1,462,053)	($34,758,652 )	(1,997,256)	($45,281,305 )
Institutional Class
Shares sold	369,675	$9,065,614	1,527,974	$36,614,751
Shares issued through reinvestment of distributions	—	—	109,830	2,510,712
Shares redeemed	(1,776,006)	(42,430,187)	(6,527,082)	(154,607,377)
Net (decrease)	(1,406,331)	($33,364,573 )	(4,889,278)	($115,481,914 )
Matthews Pacific Tiger Fund
Investor Class
Shares sold	409,096	$8,209,967	1,027,680	$19,372,843
Shares issued through reinvestment of distributions	469,897	10,069,901	2,132,857	37,815,556
Shares redeemed	(6,776,173)	(131,929,415)	(15,368,461)	(288,531,112)
Net (decrease)	(5,897,180)	($113,649,547 )	(12,207,924)	($231,342,713 )
Institutional Class
Shares sold	2,280,456	$44,600,611	4,749,881	$86,916,077
Shares issued through reinvestment of distributions	230,298	4,939,898	1,514,828	26,842,743
Shares redeemed	(10,301,877)	(192,843,662)	(51,438,276)	(949,694,514)
Net (decrease)	(7,791,123)	($143,303,153 )	(45,173,567)	($835,935,694 )
Matthews Asia Innovators Fund
Investor Class
Shares sold	1,241,413	$18,030,431	1,077,439	$13,591,330
Shares redeemed	(3,487,434)	(52,271,338)	(4,527,072)	(55,282,951)
Net (decrease)	(2,246,021)	($34,240,907 )	(3,449,633)	($41,691,621 )
Institutional Class
Shares sold	4,909,124	$73,448,519	2,128,947	$27,106,961
Shares redeemed	(2,896,065)	(42,307,461)	(7,686,101)	(99,827,933)
Net increase (decrease)	2,013,059	$31,141,058	(5,557,154)	($72,720,972 )
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Notes to Financial Statements   (continued)
	Year Ended December 31, 2025		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Matthews China Fund
Investor Class
Shares sold	3,071,525	$48,187,693	5,921,496	$75,138,585
Shares issued through reinvestment of distributions	243,967	4,149,877	379,988	5,129,835
Shares redeemed	(5,512,124)	(85,813,045)	(11,234,607)	(145,778,194)
Net (decrease)	(2,196,632)	($33,475,475 )	(4,933,123)	($65,509,774 )
Institutional Class
Shares sold	3,262,024	$51,011,285	4,565,009	$58,922,209
Shares issued through reinvestment of distributions	74,481	1,265,436	74,507	1,004,354
Shares redeemed	(2,299,499)	(35,781,533)	(12,271,306)	(148,376,198)
Net increase (decrease)	1,037,006	$16,495,188	(7,631,790)	($88,449,635 )
Matthews China Small Companies Fund
Investor Class
Shares sold	524,443	$5,466,286	1,019,072	$9,022,730
Shares issued through reinvestment of distributions	92,701	1,049,367	71,741	649,260
Shares redeemed	(1,715,885)	(17,779,351)	(3,133,436)	(27,578,547)
Net (decrease)	(1,098,741)	($11,263,698 )	(2,042,623)	($17,906,557 )
Institutional Class
Shares sold	131,017	$1,387,731	308,056	$2,735,197
Shares issued through reinvestment of distributions	33,675	380,533	26,069	235,401
Shares redeemed	(471,767)	(4,850,550)	(1,163,142)	(10,165,517)
Net (decrease)	(307,075)	($3,082,286 )	(829,017)	($7,194,919 )
Matthews India Fund
Investor Class
Shares sold	2,311,395	$56,770,272	5,375,139	$153,175,576
Shares issued through reinvestment of distributions	1,475,467	34,953,804	3,442,382	88,469,225
Shares redeemed	(7,307,289)	(178,229,391)	(5,246,861)	(149,171,404)
Net increase (decrease)	(3,520,427)	($86,505,315 )	3,570,660	$92,473,397
Institutional Class
Shares sold	1,742,251	$43,497,291	2,911,836	$84,634,955
Shares issued through reinvestment of distributions	297,938	7,242,869	731,248	19,253,756
Shares redeemed	(3,097,539)	(77,268,786)	(2,233,545)	(64,382,322)
Net increase (decrease)	(1,057,350)	($26,528,626 )	1,409,539	$39,506,389
Matthews Japan Fund
Investor Class
Shares sold	1,022,396	$22,578,186	1,425,500	$28,152,106
Shares issued through reinvestment of distributions	210,194	5,002,630	243,615	4,830,876
Shares redeemed	(2,186,260)	(47,949,085)	(2,992,018)	(59,492,843)
Net (decrease)	(953,670)	($20,368,269 )	(1,322,903)	($26,509,861 )
Institutional Class
Shares sold	2,823,111	$60,849,689	5,776,600	$111,153,410
Shares issued through reinvestment of distributions	325,464	7,768,825	393,020	7,817,165
Shares redeemed	(4,282,000)	(91,673,455)	(10,253,471)	(200,420,924)
Net (decrease)	(1,133,425)	($23,054,941 )	(4,083,851)	($81,450,349 )
63  MATTHEWS ASIA FUNDS

Notes to Financial Statements   (continued)
	Year Ended December 31, 2025		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Matthews Asia Dividend Fund
Investor Class
Shares sold	315,350	$4,973,136	591,004	$8,372,594
Shares issued through reinvestment of distributions	406,410	6,812,471	625,799	8,872,118
Shares redeemed	(4,700,882)	(71,818,699)	(11,223,224)	(157,833,314)
Net (decrease)	(3,979,122)	($60,033,092 )	(10,006,421)	($140,588,602 )
Institutional Class
Shares sold	1,634,242	$24,994,055	4,950,779	$68,541,744
Shares issued through reinvestment of distributions	357,630	5,969,516	683,231	9,674,343
Shares redeemed	(10,110,746)	(154,538,206)	(29,156,275)	(401,465,409)
Net (decrease)	(8,118,874)	($123,574,635 )	(23,522,265)	($323,249,322 )
Matthews China Dividend Fund
Investor Class
Shares sold	703,472	$9,616,925	750,302	$8,551,057
Shares issued through reinvestment of distributions	202,748	2,806,364	244,048	2,716,128
Shares redeemed	(1,493,341)	(20,005,304)	(2,576,274)	(28,427,413)
Net (decrease)	(587,121)	($7,582,015 )	(1,581,924)	($17,160,228 )
Institutional Class
Shares sold	236,546	$3,278,825	680,494	$7,500,460
Shares issued through reinvestment of distributions	64,951	896,883	96,489	1,073,303
Shares redeemed	(850,856)	(11,740,747)	(2,802,328)	(30,004,579)
Net (decrease)	(549,359)	($7,565,039 )	(2,025,345)	($21,430,816 )

1	See Note 1-A regarding the reorganization.
4.
INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Matthews, a registered investment advisor under the Investment Advisors Act of 1940, as amended, provides the Funds with investment management services. Pursuant to the prior Investment Advisory Agreement dated August 13, 2004, as amended (the “Prior Advisory Agreement”) and the current Investment Advisory Agreement dated February 1, 2016, as amended (the “Current Advisory Agreement,” and together with the Prior Advisory Agreement, the “Advisory Agreement”), the Funds pay Matthews (i) for management and advisory services; and (ii) for certain administrative services, an annual fee as a percentage of average daily net assets. Under the Advisory Agreement each of the Funds, other than Matthews Emerging Markets Small Companies Fund and Matthews China Small Companies Fund (the “Family-Priced Funds”), pays Matthews 0.75% of their aggregate average daily net assets up to $2 billion, 0.6834% of their aggregate average daily net assets over $2 billion up to $5 billion, 0.65% of their aggregate average daily net assets over $5 billion up to $25 billion, 0.64% of their aggregate average daily net assets over $25 billion up to $30 billion, 0.63% of their aggregate average daily net assets over $30 billion up to $35 billion, 0.62% of their aggregate average daily net assets over $35 billion up to $40 billion, 0.61% of their aggregate average daily net assets over $40 billion up to $45 billion, and 0.60% of their aggregate average daily net assets over $45 billion. Effective January 1, 2024, each of the Matthews Emerging Markets Small Companies Fund and the Matthews China Small Companies Fund pays Matthews a fee equal to 0.85% of its average daily net assets. Each Fund pays Matthews a monthly fee at the annual rate using the applicable management fee calculated based on the actual number of days of that month and based on the Fund’s average daily net asset value for the month.
Pursuant to a fee waiver letter agreement, effective as of September 1, 2014, between the Trust, on behalf of the Family-Priced Funds, and Matthews (as amended from time to time, the “Fee Waiver Agreement”), for each Family-Priced Fund, Matthews has agreed to waive a portion of the fee payable under the Advisory Agreement and a portion of the fee payable under the Administration and Shareholder Services Agreement, if any Family-Priced Fund’s average daily net assets are over $3 billion, as follows: for every $2.5 billion average daily net assets of a Family-Priced Fund that are over $3 billion, the fee rates that otherwise would be applied for calculating fees payable under the Advisory Agreement and the Administration and Shareholder Services Agreement for such Family-Priced Fund with respect to such excess average daily net assets will be each reduced by 0.01%, in each case without reducing such fee rate below 0.00%.
Investment advisory fees charged, waived fees and reimbursed additional expenses for the year ended December 31, 2025, were as follows:
	Gross Advisory Fees	Advisory Fees Waived and Expenses Waived or Reimbursed in Excess of the Expense Limitation	Net Advisory Fee/ (Net Reimbursement)
Matthews Emerging Markets Equity Fund	$1,480,504	($434,637 )	$1,045,867
Matthews Emerging Markets Sustainable Future Fund	1,495,558	(161,217)	1,334,341
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Notes to Financial Statements   (continued)
	Gross Advisory Fees	Advisory Fees Waived and Expenses Waived or Reimbursed in Excess of the Expense Limitation	Net Advisory Fee/ (Net Reimbursement)
Matthews Emerging Markets Small Companies Fund	$4,114,536	($651,469 )	$3,463,067
Matthews Asia Growth Fund	1,537,929	—	1,537,929
Matthews Pacific Tiger Fund	5,191,591	—	5,191,591
Matthews Asia Innovators Fund	2,026,098	—	2,026,098
Matthews China Fund	2,877,921	—	2,877,921
Matthews China Small Companies Fund	557,986	(127,548)	430,438
Matthews India Fund	5,409,583	—	5,409,583
Matthews Japan Fund	4,802,943	—	4,802,943
Matthews Asia Dividend Fund	4,019,649	—	4,019,649
Matthews China Dividend Fund	668,588	(5,497)	663,091
Under a written agreement between the Funds and Matthews (the “Operating Expense Agreement”), Matthews agrees to waive fees and reimburse expenses to a Fund if its expense ratio exceeds a certain percentage level. For all Funds, except the Matthews Emerging Markets Equity Fund, the Matthews Emerging Markets Sustainable Future Fund and the Matthews Emerging Markets Small Companies Fund, this level is 1.20% for the Institutional Class. For the Matthews Emerging Markets Equity Fund, this level is 0.90% for the Institutional Class. For the Matthews Emerging Markets Sustainable Future Fund and the Matthews Emerging Markets Small Companies Fund, this level is 1.15% for the Institutional Class. Matthews agrees to reduce the expense ratio for the Investor Class by waiving an equal amount of non-class specific expenses (e.g., custody fees) as the Institutional Class. Because certain expenses of the Investor Class may be higher than those of the Institutional Class and because class specific expenses may be waived solely for the Institutional Class, total annual Fund expenses for the Investor Class may exceed 1.20% (or 0.90% for the Matthews Emerging Markets Equity Fund, or 1.15% for the Matthews Emerging Markets Sustainable Future Fund and Matthews Emerging Markets Small Companies Fund). In turn, if the expenses of a Fund, fall below the level noted within three years after Matthews has made such a reimbursement, the Fund may reimburse Matthews up to an amount of the recoupment available not to exceed the lesser of (i) the expense limitation applicable at the time of that fee waiver and/or expense reimbursement or (ii) the expense limitation in effect at the time of recoupment. This agreement will continue through April 30, 2026, may be extended for additional periods not exceeding one year, and may be terminated at any time by the Board of Trustees on behalf of the Fund on 60 days’ written notice to Matthews. Matthews may decline to renew this agreement by written notice to the Trust at least 30 days before its annual expiration date.
Waived Fees Subject to Possible Future Recoupment:
On December 31, 2025, the amounts subject to possible future recoupment under the expense limitation agreement are as follows:
	Expired December 31,	Expiring December 31,
	2025	2026	2027	2028
Matthews Emerging Markets Equity Fund	$263,291	$143,956	$293,266	$434,637
Matthews Emerging Markets Sustainable Future Fund	—	—	266,556	161,217
Matthews Emerging Markets Small Companies Fund	647,978	960,093	1,016,563	651,469
Matthews China Small Companies Fund	388,736	200,612	173,139	127,548
Matthews China Dividend Fund	—	—	—	5,497
The Funds have an Administration and Shareholder Services Agreement dated August 13, 2004, as amended (the “Shareholder Services Agreement” or “Services Agreement”), in which the Funds pay an annual administration and shareholder servicing fee to Matthews, as a percentage of the average daily net assets of each Fund in aggregate, computed and prorated on a daily basis. Under the Shareholder Services Agreement, the Funds in the aggregate pay Matthews 0.25% of their aggregate average daily net assets up to $2 billion, 0.1834% of their aggregate average daily net assets over $2 billion up to $5 billion, 0.15% of their aggregate average daily net assets over $5 billion up to $7.5 billion, 0.125% of their aggregate average daily net assets over $7.5 billion up to $15 billion, 0.11% of their aggregate average daily net assets over $15 billion up to $22.5 billion, 0.10% of their aggregate average daily net assets over $22.5 billion up to $25 billion, 0.09% of their aggregate average daily net assets over $25 billion up to $30 billion, 0.08% of their aggregate average daily net assets over $30 billion up to $35 billion, 0.07% of their aggregate average daily net assets over $35 billion up to $40 billion, 0.06% of their aggregate average daily net assets over $40 billion up to $45 billion, and 0.05% of their aggregate average daily net assets over $45 billion.
Administration and shareholder servicing fees charged, for the year ended December 31, 2025, were as follows:
	Gross Administration and Shareholder Servicing Fees	Administration and Shareholder Servicing Fees Waived in Excess of Expense Limitation	Net Administration and Shareholder Servicing Fees
Matthews Emerging Markets Equity Fund	$438,035	$—	$438,035
65  MATTHEWS ASIA FUNDS

Notes to Financial Statements   (continued)
	Gross Administration and Shareholder Servicing Fees	Administration and Shareholder Servicing Fees Waived in Excess of Expense Limitation	Net Administration and Shareholder Servicing Fees
Matthews Emerging Markets Sustainable Future Fund	$442,395	$—	$442,395
Matthews Emerging Markets Small Companies Fund	1,024,428	—	1,024,428
Matthews Asia Growth Fund	454,960	—	454,960
Matthews Pacific Tiger Fund	1,535,636	—	1,535,636
Matthews Asia Innovators Fund	599,281	—	599,281
Matthews China Fund	851,292	—	851,292
Matthews China Small Companies Fund	138,910	—	138,910
Matthews India Fund	1,600,415	—	1,600,415
Matthews Japan Fund	1,420,791	—	1,420,791
Matthews Asia Dividend Fund	1,189,183	—	1,189,183
Matthews China Dividend Fund	197,784	—	197,784
In addition to the fees paid to the Funds’ transfer agent, the Funds bear the cost of fees paid to certain service providers or intermediaries, including supermarkets, which provide transfer agency, record-keeping and shareholder servicing to certain shareholders. These fees are referred to as intermediary service fees on the Statements of Assets and Liabilities as well as the Statements of Operations. Additional information concerning these services and fees is contained in the Funds’ prospectus.
BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), an indirect wholly owned subsidiary of The Bank of New York Mellon Corporation, serves as the Funds’ administrator, and in that capacity, performs various administrative and accounting services for each Fund. BNY Mellon also serves as the Funds’ transfer agent, dividend disbursing agent and registrar. Total fees accrued by the Funds for administration and accounting services for the year ended December 31, 2025 were as follows:
Administration and Accounting fees
Matthews Emerging Markets Equity Fund	$16,558
Matthews Emerging Markets Sustainable Future Fund	16,726
Matthews Emerging Markets Small Companies Fund	38,725
Matthews Asia Growth Fund	17,199
Matthews Pacific Tiger Fund	58,063
Matthews Asia Innovators Fund	22,661
Matthews China Fund	32,188
Matthews China Small Companies Fund	5,252
Matthews India Fund	60,495
Matthews Japan Fund	53,715
Matthews Asia Dividend Fund	44,952
Matthews China Dividend Fund	7,477
As of December 31, 2025, Matthews and its affiliates held no significant shares in the Funds.
Certain officers and Trustees of the Funds are also officers and directors of Matthews. All officers serve without compensation from the Funds. The Funds paid the Independent Trustees $1,059,000 in aggregate for regular compensation during the year ended December 31, 2025.
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Notes to Financial Statements   (continued)
5.
INVESTMENTS
The value of investment transactions made for affiliated and unaffiliated holdings for the year ended December 31, 2025 were as follows:
	Unaffiliated Purchases	Proceeds from Unaffiliated Sales
Matthews Emerging Markets Equity Fund	$170,973,917	$185,182,009
Matthews Emerging Markets Sustainable Future Fund	125,503,116	155,560,083
Matthews Emerging Markets Small Companies Fund	174,358,383	368,616,989
Matthews Asia Growth Fund	203,981,653	274,444,288
Matthews Pacific Tiger Fund	620,487,370	894,562,613
Matthews Asia Innovators Fund	270,311,744	277,245,800
Matthews China Fund	146,087,959	160,937,310
Matthews China Small Companies Fund	23,657,488	39,304,660
Matthews India Fund	413,431,140	569,725,419
Matthews Japan Fund	707,430,528	757,663,241
Matthews Asia Dividend Fund	312,356,758	499,453,563
Matthews China Dividend Fund	44,591,719	61,143,733
6.
SEGMENT REPORTING
In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Funds’ financial position or its results of operations. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows. The Funds’ President, Treasurer and Vice President, who serve as the Chief Executive Officer, Vice President of Accounting and Operations, and Chief Investment Officer of the investment advisor, Matthews International Capital Management, LLC, respectively, act as the Funds’ chief operating decision maker (CODM) assessing performance and making decisions about resource allocation. The CODM has determined that each fund has a single operating segment based on the fact that the CODM monitors the operating results of each fund as a whole and the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of their respective prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds’ Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.
7.
INCOME TAX INFORMATION
It is the policy of the Funds to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”), applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. The Funds have met the requirements of the Code applicable to regulated investment companies for the year ended December 31, 2025. Therefore, no federal income tax provision is required.
Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
67  MATTHEWS ASIA FUNDS

Notes to Financial Statements   (continued)
As of December 31, 2025, the components of accumulated earnings/deficit on tax basis were as follows:
	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards
Matthews Emerging Markets Equity Fund	$—	$—	($22,513,257 )
Matthews Emerging Markets Sustainable Future Fund	1,517,007	—	(7,104,090)
Matthews Emerging Markets Small Companies Fund	5,166,006	—	(79,503,732)
Matthews Asia Growth Fund	2,371,928	—	(137,497,577)
Matthews Pacific Tiger Fund	7,126,829	—	(4,598,667)
Matthews Asia Innovators Fund	976,218	—	(319,389,467)
Matthews China Fund	5,307,483	—	(373,972,146)
Matthews China Small Companies Fund	733,400	—	(157,552,952)
Matthews India Fund	4,545,685	13,630,544	—
Matthews Japan Fund	17,649,935	—	(7,820,730)
Matthews Asia Dividend Fund	2,109,974	—	(319,220,031)
Matthews China Dividend Fund	—	—	(80,974,433)

	Late Year Losses*	Other Temporary Differences	Unrealized Appreciation**	Total Accumulated Earnings/Deficit
Matthews Emerging Markets Equity Fund	($518,589 )	$—	$52,876,083	$29,844,237
Matthews Emerging Markets Sustainable Future Fund	—	—	14,902,612	9,315,529
Matthews Emerging Markets Small Companies Fund	—	—	25,156,767	(49,180,959)
Matthews Asia Growth Fund	—	—	30,987,145	(104,138,504)
Matthews Pacific Tiger Fund	—	—	151,469,602	153,997,764
Matthews Asia Innovators Fund	—	—	58,447,114	(259,966,135)
Matthews China Fund	—	—	11,310,934	(357,353,729)
Matthews China Small Companies Fund	—	—	12,493,696	(144,325,856)
Matthews India Fund	—	—	54,287,448	72,463,677
Matthews Japan Fund	—	—	114,928,267	124,757,472
Matthews Asia Dividend Fund	—	—	93,335,502	(223,774,555)
Matthews China Dividend Fund	(200,075)	—	22,474,777	(58,699,731)

*	The Funds have elected to defer certain qualified late-year losses and recognize such losses in the next fiscal year.
**
The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to the tax deferral of losses on wash sales, corporate actions and passive foreign investment company (PFIC) mark to market adjustments.

As of December 31, 2025, the Funds have capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:
Amount With No Expiration
	Short-term Losses	Long-term Losses	Total
Matthews Emerging Markets Equity Fund*	($12,839,459 )	($9,673,798 )	($22,513,257 )
Matthews Emerging Markets Sustainable Future Fund	—	(7,104,090)	(7,104,090)
Matthews Emerging Markets Small Companies Fund**	(1,166,569)	(78,337,163)	(79,503,732)
Matthews Asia Growth Fund	(113,516,302)	(23,981,275)	(137,497,577)
Matthews Pacific Tiger Fund	(4,598,667)	—	(4,598,667)
Matthews Asia Innovators Fund	(127,529,287)	(191,860,180)	(319,389,467)
Matthews China Fund	(110,972,459)	(262,999,687)	(373,972,146)
Matthews China Small Companies Fund	(59,035,461)	(98,517,491)	(157,552,952)
Matthews Japan Fund	(7,820,730)	—	(7,820,730)
Matthews Asia Dividend Fund	(312,179,906)	(7,040,125)	(319,220,031)
Matthews China Dividend Fund	(28,466,595)	(52,507,838)	(80,974,433)

*	Includes $(5,418,092), which may be carried over to offset future capital gains, subject to certain limitations and includes $(17,095,165) from the acquired Matthews Asian Growth and Income Fund.
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Notes to Financial Statements   (continued)
**	Includes $(78,337,163) from the acquired Matthews Emerging Asia Fund, which may be carried over to offset future capital gains, subject to certain limitations.
The following Funds utilized capital loss carryforwards in the current year:
Utilized Capital Loss Carryforwards
Matthews Emerging Markets Equity Fund	$5,099,541
Matthews Emerging Markets Small Companies Fund	15,047,323
Matthews Asia Growth Fund	22,249,020
Matthews Asia Innovators Fund	35,625,133
Matthews China Fund	3,301,348
Matthews China Small Companies Fund	146,348
Matthews Japan Fund	91,471,032
Matthews China Dividend Fund	3,794,960
Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.
U.S. GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV. The permanent differences are primarily attributable to investments in PFICs, non-deductible expenses, foreign currency reclassification, NOL (net operating loss) adjustments, capital gains tax, distributions in excess of current earnings and profits, re-characterization of distributions, investment in swaps, adjustments on distributions related to taxable spinoffs and the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes. For the year ended December 31, 2025, permanent differences in book and tax accounting have been reclassified to paid-in capital, undistributed net investment income (loss) and accumulated realized gain (loss) as follows:
	Increase/ (Decrease) Paid-in-Capital	Increase/(Decrease) Total Distributable Earnings/(Accumulated Loss)
Matthews Emerging Markets Equity Fund	$31,221,141	($31,221,141 )
Matthews Emerging Markets Small Companies Fund	(12,989)	12,989
As of December 31, 2025, the tax cost of investments, including derivatives, and the related net unrealized appreciation and depreciation were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Matthews Emerging Markets Equity Fund	$202,988,884	$62,587,954	($8,454,578 )	$54,133,376
Matthews Emerging Markets Sustainable Future Fund	207,906,788	54,292,863	(38,421,862)	15,871,001
Matthews Emerging Markets Small Companies Fund	408,428,369	131,496,896	(102,198,306)	29,298,590
Matthews Asia Growth Fund	173,838,074	42,581,713	(11,167,508)	31,414,205
Matthews Pacific Tiger Fund	571,207,325	186,638,359	(35,209,506)	151,428,853
Matthews Asia Innovators Fund	250,775,588	73,302,487	(13,781,844)	59,520,643
Matthews China Fund	414,558,071	116,183,506	(104,877,054)	11,306,452
Matthews China Small Companies Fund	51,733,158	17,448,647	(4,958,044)	12,490,603
Matthews India Fund	651,591,323	141,187,067	(52,669,893)	88,517,174
Matthews Japan Fund	600,798,365	141,890,882	(26,961,841)	114,929,041
Matthews Asia Dividend Fund	442,930,250	134,937,047	(39,495,773)	95,441,274
Matthews China Dividend Fund	69,873,678	26,169,502	(3,696,535)	22,472,967
8.
REORGANIZATION FEES
On September 29, 2025, the Board of Trustees approved the reorganization (the “Reorganization”) of the Matthews China Dividend Fund (the “Target Fund”) into the Matthews Asia Dividend Fund (the “Acquiring Fund”). As of December 31, 2025, each of the Target Fund, the Acquiring Fund and Matthews International Capital Management, LLC incurred $70,000 in expenses related to the Reorganization.
9.
SUBSEQUENT EVENTS
On January 27, 2026, the Matthews China Dividend Fund was reorganized into the Matthews Asia Dividend Fund.
69  MATTHEWS ASIA FUNDS

Notes to Financial Statements   (continued)
On February 13, 2026, Matthews International Capital Management, LLC (“Matthews”), the investment adviser to the Funds, announced that Matthews intends to repurchase the ownership interests held by three existing investors, with the repurchases to be funded, in part, by the purchase of additional equity interests in Matthews by existing and certain other investors (the “Transaction”). Shareholders of the Funds are expected to be asked to approve a new investment advisory agreement with Matthews due to the change of control resulting from the Transaction.  The Transaction is expected to close in the second quarter of 2026, pending the satisfaction of all closing conditions, including approval by shareholders of each series of the Trust.
matthewsasia.com | 800.789.ASIA  70

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Matthews International Funds and Shareholders of Matthews Emerging Markets Equity Fund, Matthews Emerging Markets Sustainable Future Fund, Matthews Emerging Markets Small Companies Fund, Matthews Asia Growth Fund, Matthews Pacific Tiger Fund, Matthews Asia Innovators Fund, Matthews China Fund, Matthews China Small Companies Fund, Matthews India Fund, Matthews Japan Fund, Matthews Asia Dividend Fund and Matthews China Dividend Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments of Matthews Emerging Markets Equity Fund, Matthews Emerging Markets Sustainable Future Fund, Matthews Emerging Markets Small Companies Fund, Matthews Asia Growth Fund, Matthews Pacific Tiger Fund, Matthews Asia Innovators Fund, Matthews China Fund, Matthews China Small Companies Fund, Matthews India Fund, Matthews Japan Fund, Matthews Asia Dividend Fund and Matthews China Dividend Fund (twelve of the funds constituting Matthews International Funds, hereafter collectively referred to as the “Funds”) as of December 31, 2025, the related statements of operations for the year ended December 31, 2025, the statements of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2025 and each of the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian
71  MATTHEWS ASIA FUNDS

and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
San Francisco, California
February 25, 2026
We have served as the auditor of one or more investment companies in Matthews International Funds since 2007.
matthewsasia.com | 800.789.ASIA  72

Tax Information (unaudited)
For shareholders who do not have a December 31, 2025 tax year-end, this notice is for informational purposes. For the period January 1, 2025 to December 31, 2025, the Funds report the following items with regard to distributions paid during the  period. All reports are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item, it is the intention of each Fund to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.
1.
Qualified Dividend Income
The Funds report a portion of the ordinary income distributed during the year ended December 31, 2025 as Qualified Dividend Income (“QDI”) as defined in the Internal Revenue code as follows:
QDI Portion
Matthews Emerging Markets Equity Fund	50.06%
Matthews Emerging Markets Sustainable Future Fund	14.53%
Matthews Emerging Markets Small Companies Fund	58.13%
Matthews Asia Growth Fund	0.00%
Matthews Pacific Tiger Fund	0.00%
Matthews Asia Innovators Fund	0.00%
Matthews China Fund	100.00%
Matthews China Small Companies Fund	52.24%
Matthews India Fund	100.00%
Matthews Japan Fund	100.00%
Matthews Asia Dividend Fund	75.17%
Matthews China Dividend Fund	86.98%
2.
Dividends Received Deduction
The Funds report a Dividend Received Deduction pursuant to Section 854 of the Internal Revenue Code for the year ended December 31, 2025 as follows:

Matthews Emerging Markets Equity Fund	0.00%
Matthews Emerging Markets Sustainable Future Fund	0.28%
Matthews Emerging Markets Small Companies Fund	0.00%
Matthews Asia Growth Fund	0.00%
Matthews Pacific Tiger Fund	0.00%
Matthews Asia Innovators Fund	0.00%
Matthews China Fund	0.72%
Matthews China Small Companies Fund	1.33%
Matthews India Fund	1.11%
Matthews Japan Fund	0.00%
Matthews Asia Dividend Fund	0.02%
Matthews China Dividend Fund	0.20%
3.
Long-Term Capital Gain Distributions
The Funds report Long-Term Capital Gain distributions pursuant to Section 852(b)(3) of the Internal Revenue Code for the year ended December 31, 2025 as follows:
Long-Term Capital Gains
Matthews Emerging Markets Equity Fund	$—
Matthews Emerging Markets Sustainable Future Fund	—
Matthews Emerging Markets Small Companies Fund	—
Matthews Asia Growth Fund	—
Matthews Pacific Tiger Fund	17,004,947
Matthews Asia Innovators Fund	—
Matthews China Fund	—
Matthews China Small Companies Fund	—
Matthews India Fund	45,336,310
Matthews Japan Fund	—
Matthews Asia Dividend Fund	—
Matthews China Dividend Fund	—
73  MATTHEWS ASIA FUNDS

Tax Information (unaudited) (continued)
4.
Foreign Taxes Paid
The Funds have elected to pass through to their shareholders the foreign taxes paid for year ended December 31, 2025 as follows:
	Foreign Source Income	Foreign Taxes Paid/(Credit)
Matthews Emerging Markets Equity Fund	$5,747,279	$583,649
Matthews Emerging Markets Sustainable Future Fund	3,274,394	337,894
Matthews Emerging Markets Small Companies Fund	8,004,644	668,727
Matthews Asia Growth Fund	—	—
Matthews Pacific Tiger Fund	—	—
Matthews Asia Innovators Fund	—	—
Matthews China Fund	10,247,004	733,867
Matthews China Small Companies Fund	1,443,513	51,042
Matthews India Fund	7,746,984	1,669,778
Matthews Japan Fund	15,183,203	1,299,497
Matthews Asia Dividend Fund	17,617,570	1,509,519
Matthews China Dividend Fund	3,402,121	205,726
5.
Qualified Interest Income
The Funds report a portion of the net income dividends distributed during the year ended December 31, 2025, as Qualified Interest Income (QII), as defined in the Internal Revenue Code as follows:
QII Portion
Matthews Emerging Markets Equity Fund	3.66%
Matthews Emerging Markets Sustainable Future Fund	0.47%
Matthews Emerging Markets Small Companies Fund	0.29%
Matthews Asia Growth Fund	0.00%
Matthews Pacific Tiger Fund	0.00%
Matthews Asia Innovators Fund	0.00%
Matthews China Fund	0.75%
Matthews China Small Companies Fund	1.71%
Matthews India Fund	5.46%
Matthews Japan Fund	1.99%
Matthews Asia Dividend Fund	1.52%
Matthews China Dividend Fund	2.62%
6.
Qualified Short-Term Capital Gain Dividends
The Funds designate a portion of the short term capital gain dividends distributed during the year ended December 31, 2025, as Qualified Short-Term Gain, as defined in the Internal Revenue Code as follows:
Short-Term Gains
Matthews Emerging Markets Equity Fund	100.00%
Matthews Emerging Markets Sustainable Future Fund	0.00%
Matthews Emerging Markets Small Companies Fund	0.00%
Matthews Asia Growth Fund	0.00%
Matthews Pacific Tiger Fund	0.00%
Matthews Asia Innovators Fund	0.00%
Matthews China Fund	0.00%
Matthews China Small Companies Fund	0.00%
Matthews India Fund	0.00%
Matthews Japan Fund	0.00%
Matthews Asia Dividend Fund	0.00%
Matthews China Dividend Fund	0.00%
matthewsasia.com | 800.789.ASIA  74

Matthews Asia Funds

INVESTMENT ADVISOR
Matthews International Capital Management, LLC
Four Embarcadero Center, Suite 550
San Francisco, CA 94111
800.789.ASIA

ACCOUNT SERVICES
Matthews Asia Funds
P.O. Box 534475
Pittsburgh, PA 15253-4475
800.789.ASIA

ADMINISTRATOR &
TRANSFER AGENT
BNY Mellon
301 Bellevue Parkway
Wilmington, DE 19809

CUSTODIAN
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110

LEGAL COUNSEL
Paul Hastings LLP
101 California Street, 48th Floor
San Francisco, CA 94111
P.O. Box 534475 | Pittsburgh, PA 15253-4475 | matthewsasia.com | 800.789.ASIA (2742)
Matthews Asia Funds are distributed in the United States by Foreside Funds Distributors LLC, Portland, Maine
Matthews Asia Funds are distributed in Latin America by Picton S. A.
N-CSR-MF-1225

Matthews Asia Active ETFs | Financial Statements and Other Information
December 31, 2025 |  matthewsasia.com

Matthews Emerging Markets Equity Active ETF (MEM)
Matthews Emerging Markets ex China Active ETF (MEMX)
Matthews Emerging Markets Sustainable Future Active ETF (EMSF)
Matthews Emerging Markets Discovery Active ETF (MEMS)*
Matthews Pacific Tiger Active ETF (ASIA)
Matthews Asia Innovators Active ETF (MINV)
Matthews China Active ETF (MCH)
Matthews China Discovery Active ETF (MCHS)*
Matthews India Active ETF (INDE)
Matthews Japan Active ETF (JPAN)
Matthews Korea Active ETF (MKOR)
Matthews Asia Dividend Active ETF (ADVE)

'25

Listed on the NYSE Arca
*Listed on NASDAQ

Matthews Emerging Markets Equity Active ETFDecember 31, 2025
Schedule of Investmentsa

COMMON EQUITIES: 97.0%
	Shares	Value
China/Hong Kong: 28.6%
Tencent Holdings, Ltd.	33,400	$2,570,386
Alibaba Group Holding, Ltd.	137,800	2,528,148
Contemporary Amperex Technology Co., Ltd. A Shares	16,800	883,956
Trip.com Group, Ltd. ADR	9,187	660,637
Futu Holdings, Ltd. ADR[b]	3,960	650,272
Ping An Insurance Group Co. of China, Ltd. H Shares	62,000	518,957
NetEase, Inc. ADR	3,273	450,430
China Merchants Bank Co., Ltd. A Shares	74,600	449,955
China Construction Bank Corp. H Shares	443,000	437,678
PetroChina Co., Ltd. H Shares	348,000	374,669
Hong Kong Exchanges & Clearing, Ltd.	6,900	361,334
China Merchants Bank Co., Ltd. H Shares	48,500	329,004
China International Capital Corp., Ltd. H Shares[c,d]	130,400	327,864
Baidu, Inc. Class Ab	19,200	324,378
CMOC Group, Ltd. H Shares	129,000	318,875
Yum China Holdings, Inc.	4,986	238,032
Zijin Gold International Co., Ltd.[b]	12,200	228,843
Cambricon Technologies Corp., Ltd. A Shares[b]	1,107	214,986
Zijin Mining Group Co., Ltd. H Shares	46,000	210,748
Meituan Class Bb,c,d	15,400	204,384
Total China/Hong Kong		12,283,536

South Korea: 19.2%
Samsung Electronics Co., Ltd.	19,992	1,663,976
SK Hynix, Inc.	2,480	1,120,739
Korea Investment Holdings Co., Ltd.	8,218	922,461
HD Hyundai Electric Co., Ltd.	1,687	906,416
Samsung Electro-Mechanics Co., Ltd.	3,190	564,680
Hyundai Rotem Co., Ltd.	4,071	531,006
Samsung Fire & Marine Insurance Co., Ltd.	1,412	487,150
Hana Financial Group, Inc.	6,427	419,826
NAVER Corp.	2,435	409,904
Hanwha Aerospace Co., Ltd.	610	398,466
SK Telecom Co., Ltd.	9,024	335,139
Classys, Inc.	5,793	219,165
Samsung Biologics Co., Ltd.[b,c,d]	156	183,555
KB Financial Group, Inc.	681	58,950
Total South Korea		8,221,433

Taiwan: 16.8%
Taiwan Semiconductor Manufacturing Co., Ltd.	105,000	5,179,739
Elite Material Co., Ltd.	15,000	785,315
Delta Electronics, Inc.	16,000	490,381
CTBC Financial Holding Co., Ltd.	235,000	375,456
Realtek Semiconductor Corp.	14,000	217,883
Hon Hai Precision Industry Co., Ltd.	22,000	161,391
Total Taiwan		7,210,165

India: 13.9%
HDFC Bank, Ltd. ADR	36,608	1,337,656
Bharti Airtel, Ltd.	28,479	667,176
Shriram Finance, Ltd.	47,356	524,882
TVS Motor Co., Ltd.	9,745	403,312
Bajaj Finance, Ltd.	36,354	399,136
ICICI Bank, Ltd. ADR	13,372	398,486
Eternal, Ltd.[b]	126,506	391,358
Mahindra & Mahindra, Ltd.	9,316	384,458

	Shares	Value
Max Financial Services, Ltd.[b]	19,998	$371,972
Marico, Ltd.	39,779	332,202
Reliance Industries, Ltd.	12,773	223,174
Eicher Motors, Ltd.	2,506	203,886
Tata Consumer Products, Ltd.	13,686	181,507
Dixon Technologies India, Ltd.[d]	877	118,085
Total India		5,937,290

Brazil: 6.8%
Itau Unibanco Holding SA ADR	128,937	923,189
NU Holdings, Ltd. Class Ab	38,407	642,933
B3 SA - Brasil Bolsa Balcao	225,500	571,595
Vale SA ADR	32,550	424,126
XP, Inc. Class A	21,729	355,704
Total Brazil		2,917,547

South Africa: 2.8%
Valterra Platinum, Ltd.	5,018	426,866
Shoprite Holdings, Ltd.	24,462	398,936
Capitec Bank Holdings, Ltd.	1,542	386,738
Total South Africa		1,212,540

Chile: 2.2%
Antofagasta PLC	21,492	947,888
Total Chile		947,888

Mexico: 1.8%
Grupo Financiero Banorte SAB de CV Class O	46,106	428,095
Fomento Economico Mexicano SAB de CV ADR	3,446	348,287
Total Mexico		776,382

United Arab Emirates: 1.5%
Emaar Properties PJSC	168,078	642,951
Total United Arab Emirates		642,951

Singapore: 0.8%
Singapore Telecommunications, Ltd.	96,800	342,488
Total Singapore		342,488

Philippines: 0.8%
Bank of the Philippine Islands	167,350	330,248
Total Philippines		330,248

Vietnam: 0.6%
Military Commercial Joint Stock Bank	286,897	275,989
Total Vietnam		275,989

Thailand: 0.6%
CP ALL Public Co., Ltd.	189,800	262,063
Total Thailand		262,063

Macau: 0.6%
Galaxy Entertainment Group, Ltd.	48,000	236,315
Total Macau		236,315

TOTAL COMMON EQUITIES		41,596,835
(Cost $31,330,586)

Matthews Emerging Markets Equity Active ETFDecember 31, 2025
Schedule of Investmentsa (continued)
PREFERRED EQUITIES: 0.0%
	Shares	Value
India: 0.0%
TVS Motor Co., Ltd., Pfd.[b,e]	39,524	$4,836
Total India		4,836

TOTAL PREFERRED EQUITIES		4,836
(Cost $0)
SHORT-TERM INVESTMENTS: 6.7%
Money Market Funds: 6.7%
JPMorgan U.S. Government Money Market Fund, Capital Shares, 3.68%[f]	2,887,128	2,887,128
(Cost $2,887,128)

Total Investments: 103.7%		44,488,799
(Cost $34,217,714)
LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS: (3.7%)		(1,605,084)
Net Assets: 100.0%		$42,883,715

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note 2-A).
b	Non-income producing security.
c
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At
December 31, 2025, the aggregate value is $715,803, which is 1.67% of net assets.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
e	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. The aggregate value of Level 3 security is $4,836 and 0.01% of net assets.
f	Rate shown is the current yield as of December 31, 2025.
ADR	American Depositary Receipt
Pfd.	Preferred
PJSC	Public Joint Stock Co.
See accompanying notes to financial statements.

Matthews Emerging Markets ex China Active ETFDecember 31, 2025
Schedule of Investmentsa

COMMON EQUITIES: 99.1%
	Shares	Value
Taiwan: 20.0%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	10,966	$3,332,458
Taiwan Semiconductor Manufacturing Co., Ltd.	18,000	887,955
MediaTek, Inc.	10,000	455,117
Hon Hai Precision Industry Co., Ltd.	59,000	432,822
Accton Technology Corp.	9,000	339,428
Delta Electronics, Inc.	11,000	337,136
Poya International Co., Ltd.	21,270	297,518
Elite Material Co., Ltd.	5,000	261,772
E Ink Holdings, Inc.	40,000	252,065
Tong Yang Industry Co., Ltd.	76,000	234,624
Quanta Computer, Inc.	23,000	199,106
Total Taiwan		7,030,001

South Korea: 19.8%
Samsung Electronics Co., Ltd.	30,858	2,568,376
SK Hynix, Inc.	2,371	1,071,480
NAVER Corp.	2,807	472,526
Hyundai Motor Co.	2,026	417,000
KB Financial Group, Inc.	4,617	399,667
HD Hyundai Electric Co., Ltd.	711	382,017
Hyundai Mobis Co., Ltd.	1,467	379,849
Hanwha Aerospace Co., Ltd.	540	352,740
Hana Financial Group, Inc.	4,773	311,783
Hugel, Inc.[b]	1,834	293,455
HD Hyundai Heavy Industries Co., Ltd.	471	166,422
HD Korea Shipbuilding & Offshore Engineering Co., Ltd.	552	155,957
Total South Korea		6,971,272

India: 16.6%
Mahindra & Mahindra, Ltd.	13,458	555,393
HDFC Bank, Ltd. ADR	14,906	544,665
ICICI Bank, Ltd. ADR	16,935	504,663
Bharti Airtel, Ltd.	18,364	430,213
Shriram Finance, Ltd.	37,060	410,763
Apollo Hospitals Enterprise, Ltd.	5,006	392,245
Phoenix Mills, Ltd.	18,488	381,261
360 ONE WAM, Ltd.	28,463	376,849
SBI Life Insurance Co., Ltd.[c,d]	16,244	367,770
State Bank of India	32,702	357,367
ABB India, Ltd.	6,144	353,412
Reliance Industries, Ltd.	19,599	342,440
Hindustan Aeronautics, Ltd.[d]	6,161	300,834
Godrej Properties, Ltd.[b]	13,422	299,324
Eternal, Ltd.[b]	71,090	219,923
Total India		5,837,122

Brazil: 8.7%
NU Holdings, Ltd. Class Ab	33,745	564,891
WEG SA	49,500	438,203
Vivara Participacoes SA	62,400	378,517
Raia Drogasil SA	84,762	362,730
Itau Unibanco Holding SA ADR	48,277	345,663
B3 SA - Brasil Bolsa Balcao	135,000	342,196
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	13,076	318,313

	Shares	Value
Localiza Rent a Car SA	37,900	$301,347
Total Brazil		3,051,860

Indonesia: 4.5%
PT Indosat Tbk	2,899,600	403,422
PT Astra International Tbk	877,500	352,579
PT Bank Central Asia Tbk	672,700	325,760
PT Sumber Alfaria Trijaya Tbk	2,151,600	254,837
PT GoTo Gojek Tokopedia Tbk[b]	63,574,900	244,006
Total Indonesia		1,580,604

South Africa: 3.7%
Absa Group, Ltd.	33,073	477,752
Discovery, Ltd.	29,762	408,765
Shoprite Holdings, Ltd.	14,508	236,602
Naspers, Ltd. N Shares	2,765	184,308
Total South Africa		1,307,427

Vietnam: 3.6%
Asia Commercial Bank JSC	548,140	500,204
Mobile World Investment Corp.	119,600	402,001
Vietnam Technological & Commercial Joint Stock Bank	275,300	365,322
Total Vietnam		1,267,527

Thailand: 3.1%
Krungthai Card Public Co., Ltd.	450,900	375,690
CP ALL Public Co., Ltd.	264,100	364,652
Bangkok Dusit Medical Services Public Co., Ltd. F Shares	575,500	352,552
Total Thailand		1,092,894

Philippines: 3.1%
BDO Unibank, Inc.	198,010	453,017
International Container Terminal Services, Inc.	37,310	359,576
Globe Telecom, Inc.	10,280	276,778
Total Philippines		1,089,371

Singapore: 3.0%
Grab Holdings, Ltd. Class Ab	122,319	610,372
iFAST Corp., Ltd.	31,900	236,149
DFI Retail Group Holdings, Ltd.	51,710	204,255
Total Singapore		1,050,776

Malaysia: 2.1%
IHH Healthcare BHD	175,800	379,066
CIMB Group Holdings BHD	175,700	357,202
Total Malaysia		736,268

United States: 2.0%
Globant SAb	5,472	357,705
Freeport-McMoRan, Inc.	6,798	345,270
Total United States		702,975

Poland: 1.8%
Powszechna Kasa Oszczednosci Bank Polski SA	15,532	367,908
InPost SAb	20,370	250,480
Total Poland		618,388

Matthews Emerging Markets ex China Active ETFDecember 31, 2025
Schedule of Investmentsa (continued)
COMMON EQUITIES (continued)
	Shares	Value

Peru: 1.6%
Cia de Minas Buenaventura SAA ADR	20,237	$563,196
Total Peru		563,196

Mexico: 1.5%
Banco del Bajio SAc,d	83,229	210,532
Gentera SAB de CV	69,897	179,140
Grupo Financiero Banorte SAB de CV Class O	16,579	153,936
Total Mexico		543,608

United Arab Emirates: 1.2%
Abu Dhabi Ports Co. PJSC[b]	310,814	403,655
Total United Arab Emirates		403,655

Greece: 1.1%
Piraeus Bank SA	46,116	367,970
Total Greece		367,970

Saudi Arabia: 0.9%
Saudi National Bank	32,769	330,940
Total Saudi Arabia		330,940

Argentina: 0.8%
Grupo Financiero Galicia SA ADR	5,219	281,513
Total Argentina		281,513

TOTAL COMMON EQUITIES		34,827,367
(Cost $26,873,017)
PREFERRED EQUITIES: 0.0%
Brazil: 0.0%
Localiza Rent a Car SA, Pfd.[b]	1,458	11,039
Total Brazil		11,039

TOTAL PREFERRED EQUITIES		11,039
(Cost $11,513)
SHORT-TERM INVESTMENTS: 1.0%
	Shares	Value
Money Market Funds: 1.0%
JPMorgan U.S. Government Money Market Fund, Capital Shares, 3.68%[e]	339,940	$339,940
(Cost $339,940)

Total Investments: 100.1%		35,178,346
(Cost $27,224,470)
LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS: (0.1%)		(20,206)
Net Assets: 100.0%		$35,158,140

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note 2-A).
b	Non-income producing security.
c
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At
December 31, 2025, the aggregate value is $578,302, which is 1.64% of net assets.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
e	Rate shown is the current yield as of December 31, 2025.
ADR	American Depositary Receipt
BHD	Berhad
JSC	Joint Stock Co.
Pfd.	Preferred
PJSC	Public Joint Stock Co.
See accompanying notes to financial statements.

Matthews Emerging Markets Sustainable Future Active ETFDecember 31, 2025
Schedule of Investments

COMMON EQUITIES: 95.5%
	Shares	Value
China/Hong Kong: 21.6%
Meituan Class Ba,b,c	83,300	$1,105,530
Alibaba Group Holding, Ltd.	41,700	765,049
JD Health International, Inc.[a,b,c]	103,600	738,716
Legend Biotech Corp. ADR[b]	32,794	712,942
Contemporary Amperex Technology Co., Ltd. A Shares	12,700	668,229
Full Truck Alliance Co., Ltd. ADR	47,386	508,452
Lam Research Corp.	2,956	506,008
Hong Kong Exchanges & Clearing, Ltd.	4,900	256,599
Zhihu, Inc. ADR[b]	71,356	234,048
Flat Glass Group Co., Ltd. H Shares	181,000	219,288
NARI Technology Co., Ltd. A Shares	52,000	167,474
Medlive Technology Co., Ltd.[a,c]	113,000	140,823
DiDi Global, Inc. ADR[b]	26,498	139,909
Silergy Corp.	21,000	127,990
BYD Co., Ltd. H Shares	9,400	115,153
Kanzhun, Ltd. ADR	1,263	25,740
Total China/Hong Kong		6,431,950

India: 21.4%
Bandhan Bank, Ltd.[a,c]	898,519	1,457,754
Indus Towers, Ltd.[b]	169,605	790,193
Swiggy, Ltd.[b]	151,170	649,642
Mahindra & Mahindra, Ltd.	14,521	599,262
Phoenix Mills, Ltd.	28,689	591,627
Shriram Finance, Ltd.	53,203	589,688
Lenskart Solutions, Ltd.[b,d]	109,850	550,842
Inox Wind, Ltd.[b]	285,621	392,557
Marico, Ltd.	41,110	343,317
UNO Minda, Ltd.	11,127	159,181
HDFC Asset Management Co., Ltd.[a,c]	5,132	152,579
NTPC Green Energy, Ltd.[b]	86,033	90,504
Total India		6,367,146

Taiwan: 18.8%
Taiwan Semiconductor Manufacturing Co., Ltd.	58,000	2,861,189
Elite Material Co., Ltd.	15,000	785,315
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,986	603,526
AURAS Technology Co., Ltd.	17,000	546,458
Poya International Co., Ltd.	22,421	313,618
Andes Technology Corp.[b]	36,000	274,980
M31 Technology Corp.	17,800	213,574
Total Taiwan		5,598,660

South Korea: 15.2%
Samsung Electronics Co., Ltd.	18,025	1,500,259
SK Square Co., Ltd.[b]	3,717	949,537
HD Hyundai Electric Co., Ltd.	1,608	863,970
Eugene Technology Co., Ltd.	14,756	768,248
Samsung SDI Co., Ltd.	2,096	392,122
Industrial Bank of Korea	4,272	62,128
Total South Korea		4,536,264

Brazil: 3.5%
B3 SA - Brasil Bolsa Balcao	133,100	337,380
YDUQS Participacoes SA	127,600	283,387

	Shares	Value
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	11,282	$274,622
NU Holdings, Ltd. Class Ab	8,981	150,342
Total Brazil		1,045,731

United States: 3.2%
Micron Technology, Inc.	3,332	950,986
Total United States		950,986

Poland: 2.9%
InPost SAb	71,032	873,445
Total Poland		873,445

Turkey: 1.8%
Akbank TAS	191,251	310,709
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	77,116	209,824
Total Turkey		520,533

Romania: 1.7%
Banca Transilvania SA	73,072	508,766
Total Romania		508,766

Argentina: 1.6%
Grupo Financiero Galicia SA ADR	8,730	470,896
Total Argentina		470,896

Greece: 1.6%
Piraeus Bank SA	58,096	463,561
Total Greece		463,561

Saudi Arabia: 0.9%
Saudi Tadawul Group Holding Co.	7,418	277,473
Total Saudi Arabia		277,473

Indonesia: 0.6%
PT Bank Rakyat Indonesia Persero Tbk	869,900	190,935
Total Indonesia		190,935

Jordan: 0.3%
Hikma Pharmaceuticals PLC	4,874	101,614
Total Jordan		101,614

Vietnam: 0.3%
Nam Long Investment Corp.	77,934	90,232
Total Vietnam		90,232

Kazakhstan: 0.1%
Kaspi.KZ JSC ADR[b]	316	24,689
Total Kazakhstan		24,689

Matthews Emerging Markets Sustainable Future Active ETFDecember 31, 2025
Schedule of Investments (continued)
COMMON EQUITIES (continued)
	Shares	Value

Philippines: 0.0%
Security Bank Corp.	8,870	$9,898
Total Philippines		9,898

TOTAL COMMON EQUITIES		28,462,779
(Cost $22,490,442)
PREFERRED EQUITIES: 0.6%
South Korea: 0.6%
Samsung SDI Co., Ltd., Pfd.	1,436	160,093
Total South Korea		160,093

TOTAL PREFERRED EQUITIES		160,093
(Cost $167,675)
SHORT-TERM INVESTMENTS: 5.3%
Money Market Funds: 5.3%
JPMorgan U.S. Government Money Market Fund, Capital Shares, 3.68%[e]	1,583,570	1,583,570
(Cost $1,583,570)

Total Investments: 101.4%		30,206,442
(Cost $24,241,687)
LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS: (1.4%)		(412,206)
Net Assets: 100.0%		$29,794,236

a
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At
December 31, 2025, the aggregate value is $3,595,402, which is 12.07% of net assets.

b	Non-income producing security.
c	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
d	As of December 31, 2025, 62,418 shares of Lenskart Solutions, Ltd. were restricted from sale as part of an anchor investment agreement. That restriction expired on February 04, 2026.
e	Rate shown is the current yield as of December 31, 2025.
ADR	American Depositary Receipt
JSC	Joint Stock Co.
Pfd.	Preferred
See accompanying notes to financial statements.

Matthews Emerging Markets Discovery Active ETFDecember 31, 2025
Schedule of Investments

COMMON EQUITIES: 99.1%
	Shares	Value
India: 26.1%
Bandhan Bank, Ltd.[a,b]	612,816	$994,230
Cartrade Tech, Ltd.[c]	20,448	642,974
Radico Khaitan, Ltd.	14,294	524,562
Shriram Finance, Ltd.	32,892	364,566
Phoenix Mills, Ltd.	16,215	334,387
Inox Wind, Ltd.[c]	210,276	289,003
UNO Minda, Ltd.	17,711	253,371
BlackBuck, Ltd.[c]	29,859	225,821
Netweb Technologies India, Ltd.	6,028	208,634
Action Construction Equipment, Ltd.	16,162	170,225
Rainbow Children’s Medicare, Ltd.	11,167	164,003
Senco Gold, Ltd.	41,198	145,739
GE Vernova T&D India, Ltd.	3,890	135,575
Bharti Hexacom, Ltd.	4,997	101,281
Avalon Technologies, Ltd.[a,b,c]	10,134	99,097
Amber Enterprises India, Ltd.[c]	1,167	82,929
Finolex Cables, Ltd.	6,533	54,493
Total India		4,790,890

Taiwan: 16.7%
Gold Circuit Electronics, Ltd.	27,000	590,347
Elite Material Co., Ltd.	11,000	575,898
AURAS Technology Co., Ltd.	11,000	353,591
Wiwynn Corp.	2,000	285,482
Poya International Co., Ltd.	17,250	241,287
M31 Technology Corp.	18,600	223,173
Fortune Electric Co., Ltd.	8,800	214,255
Phison Electronics Corp.	3,000	138,445
Yageo Corp.	17,000	124,982
Andes Technology Corp.[c]	16,000	122,213
AP Memory Technology Corp.	8,000	114,066
Formosa Sumco Technology Corp.	29,000	87,774
Total Taiwan		3,071,513

China/Hong Kong: 12.4%
Legend Biotech Corp. ADR[c]	25,297	549,957
Zhihu, Inc. ADR[c]	73,350	240,588
Full Truck Alliance Co., Ltd. ADR	20,170	216,424
Medlive Technology Co., Ltd.[a,b]	137,000	170,733
Flat Glass Group Co., Ltd. H Shares	123,000	149,019
Hongfa Technology Co., Ltd. A Shares	29,240	127,350
Silergy Corp.	20,000	121,895
Tongcheng Travel Holdings, Ltd.[b]	39,200	113,014
Centre Testing International Group Co., Ltd. A Shares	58,200	112,850
China Conch Venture Holdings, Ltd.	79,000	95,407
Kanzhun, Ltd. ADR	4,073	83,008
Beijing Capital International Airport Co., Ltd. H Shares[c]	230,000	81,557
Kingsoft Corp., Ltd.	22,000	80,385
Ever Sunshine Services Group, Ltd.[b]	358,000	78,651
Central China Securities Co., Ltd. H Shares[b]	164,000	45,512
Total China/Hong Kong		2,266,350

South Korea: 12.1%
Hugel, Inc.[c]	4,051	648,194
Eugene Technology Co., Ltd.	9,845	512,565
HD Hyundai Co., Ltd.	3,236	423,440
C&C International Co., Ltd.	7,744	159,390

	Shares	Value
BGF Retail Co., Ltd.	1,950	$141,862
iM Financial Group Co., Ltd.	8,369	90,339
BNK Financial Group, Inc.	7,939	87,461
SNT Holdings Co., Ltd.	2,198	82,699
SNT Dynamics Co., Ltd.	2,527	81,745
Total South Korea		2,227,695

Brazil: 4.7%
Vivara Participacoes SA	42,000	254,771
Grupo SBF SA	87,000	205,761
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	340,800	200,882
YDUQS Participacoes SA	87,700	194,774
Total Brazil		856,188

Vietnam: 3.8%
Mobile World Investment Corp.	74,500	250,411
Military Commercial Joint Stock Bank	219,957	211,593
FPT Corp.	55,085	200,652
Nam Long Investment Corp.	34,272	39,680
Total Vietnam		702,336

South Africa: 3.0%
We Buy Cars Holdings, Ltd.	133,159	384,369
Old Mutual, Ltd.	184,582	165,979
Total South Africa		550,348

Poland: 2.8%
InPost SAc	41,395	509,014
Total Poland		509,014

Chile: 2.4%
Lundin Mining Corp.	10,200	219,515
Parque Arauco SA	51,712	171,499
Banco de Credito e Inversiones SA	408	26,428
Aguas Andinas SA Class A	50,523	20,678
Total Chile		438,120

Philippines: 2.1%
GT Capital Holdings, Inc.	26,540	268,411
Security Bank Corp.	103,260	115,226
Total Philippines		383,637

Mexico: 1.7%
Gentera SAB de CV	118,200	302,937
Total Mexico		302,937

Greece: 1.6%
Piraeus Bank SA	37,368	298,167
Total Greece		298,167

Argentina: 1.5%
Grupo Financiero Galicia SA ADR	5,018	270,671
Total Argentina		270,671

Matthews Emerging Markets Discovery Active ETFDecember 31, 2025
Schedule of Investments (continued)
COMMON EQUITIES (continued)
	Shares	Value

Turkey: 1.5%
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	98,398	$267,729
Total Turkey		267,729

Cyprus: 1.4%
Theon International PLC	7,960	250,543
Total Cyprus		250,543

Georgia: 1.3%
TBC Bank Group PLC	4,496	245,522
Total Georgia		245,522

United Kingdom: 1.1%
Baltic Classifieds Group PLC	74,084	202,283
Total United Kingdom		202,283

Indonesia: 1.0%
PT Mitra Adiperkasa Tbk	1,391,000	97,182
PT GoTo Gojek Tokopedia Tbk[c]	22,472,800	86,253
Total Indonesia		183,435

Panama: 0.7%
Banco Latinoamericano de Comercio Exterior SA E Shares	3,069	136,877
Total Panama		136,877

Saudi Arabia: 0.7%
Saudi Tadawul Group Holding Co.	3,309	123,774
Total Saudi Arabia		123,774

Bangladesh: 0.5%
BRAC Bank PLC	192,691	99,459
Total Bangladesh		99,459

TOTAL COMMON EQUITIES		18,177,488
(Cost $16,600,153)
SHORT-TERM INVESTMENTS: 1.1%
	Shares	Value
Money Market Funds: 1.1%
JPMorgan U.S. Government Money Market Fund, Capital Shares, 3.68%[d]	203,165	$203,165
(Cost $203,165)

Total Investments: 100.2%		18,380,653
(Cost $16,803,318)
LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS: (0.2%)		(32,355)
Net Assets: 100.0%		$18,348,298

a
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At
December 31, 2025, the aggregate value is $1,264,060, which is 6.89% of net assets.

b	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
c	Non-income producing security.
d	Rate shown is the current yield as of December 31, 2025.
ADR	American Depositary Receipt
See accompanying notes to financial statements.

Matthews Pacific Tiger Active ETFDecember 31, 2025
Schedule of Investmentsa

COMMON EQUITIES: 95.5%
	Shares	Value
China/Hong Kong: 33.0%
Tencent Holdings, Ltd.	33,200	$2,554,994
Alibaba Group Holding, Ltd.	94,040	1,725,305
Hongfa Technology Co., Ltd. A Shares	201,500	876,570
Ping An Insurance Group Co. of China, Ltd. H Shares	87,500	732,399
AIA Group, Ltd.	62,400	640,555
Hong Kong Exchanges & Clearing, Ltd.	11,800	617,933
Swire Properties, Ltd.	214,600	578,443
Zhejiang Sanhua Intelligent Controls Co., Ltd. A Shares	70,300	557,066
WuXi AppTec Co., Ltd. H Shares[b,c]	43,100	546,537
New China Life Insurance Co., Ltd. H Shares	74,900	523,006
China Merchants Bank Co., Ltd. H Shares	65,000	440,933
DiDi Global, Inc. ADR[d]	80,312	424,047
Dongfang Electric Corp., Ltd. H Shares	117,400	377,080
Trip.com Group, Ltd.	4,900	348,763
China Resources Land, Ltd.	95,500	333,732
NAURA Technology Group Co., Ltd. A Shares	4,900	322,279
China Merchants Bank Co., Ltd. A Shares	50,300	303,387
GF Securities Co., Ltd. H Shares	131,200	296,837
Midea Group Co., Ltd. A Shares	25,300	283,268
Sungrow Power Supply Co., Ltd. A Shares	10,700	262,198
Shanghai MicroPort MedBot Group Co., Ltd. H Shares[d]	79,000	246,637
J&T Global Express, Ltd.[d]	159,200	213,739
PDD Holdings, Inc. ADR[d]	1,729	196,051
Kuaishou Technology[b,c]	21,600	177,468
Meituan Class Bb,c,d	11,800	156,606
Kweichow Moutai Co., Ltd. A Shares	500	98,652
BYD Co., Ltd. H Shares	7,000	85,752
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. A Shares	3,000	81,856
China Tower Corp., Ltd. H Shares[b,c]	27,500	40,843
Total China/Hong Kong		14,042,936

Taiwan: 20.5%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	11,370	3,455,229
Taiwan Semiconductor Manufacturing Co., Ltd.	38,000	1,874,572
Delta Electronics, Inc.	35,000	1,072,707
MediaTek, Inc.	10,000	455,117
Accton Technology Corp.	12,000	452,571
Hon Hai Precision Industry Co., Ltd.	49,000	359,463
Cathay Financial Holding Co., Ltd.	107,000	258,131
Quanta Computer, Inc.	29,000	251,046
Alchip Technologies, Ltd.	2,000	223,421
Elite Material Co., Ltd.	4,000	209,417
ASMedia Technology, Inc.	2,000	77,020
E Ink Holdings, Inc.	6,000	37,810
Total Taiwan		8,726,504

South Korea: 17.2%
Samsung Electronics Co., Ltd.	30,471	2,536,165
SK Hynix, Inc.	3,491	1,577,620
KB Financial Group, Inc.	8,808	762,457
Samsung C&T Corp.	3,778	628,115
NAVER Corp.	2,762	464,951
HD Hyundai Heavy Industries Co., Ltd.	1,299	458,985
Classys, Inc.	10,938	413,815

	Shares	Value
Samsung Biologics Co., Ltd.[b,c,d]	183	$215,324
Hyundai Motor Co.	873	179,685
LG Chem, Ltd.	452	104,485
Total South Korea		7,341,602

India: 16.0%
HDFC Bank, Ltd.	73,236	807,655
Eternal, Ltd.[d]	244,571	756,602
Bharti Airtel, Ltd.	32,144	753,036
Hindustan Unilever, Ltd.	24,769	638,217
ICICI Bank, Ltd.	38,960	582,107
Mahindra & Mahindra, Ltd.	12,841	529,931
TVS Motor Co., Ltd.	10,471	433,359
Infosys, Ltd.	23,599	424,144
State Bank of India	29,918	326,943
Cholamandalam Investment and Finance Co., Ltd.	13,062	247,377
Inventurus Knowledge Solutions, Ltd.[d]	12,069	222,609
Cummins India, Ltd.	4,357	214,962
Sun Pharmaceutical Industries, Ltd.	10,845	207,502
Metropolis Healthcare, Ltd.[b,c]	8,582	184,178
MakeMyTrip, Ltd.[d]	2,231	183,210
HDFC Asset Management Co., Ltd.[b,c]	5,866	174,402
ICICI Bank, Ltd. ADR	4,160	123,968
Kwality Wall’s India, Ltd.[e]	28,534	12,127
Total India		6,822,329

Singapore: 4.0%
DBS Group Holdings, Ltd.	20,600	902,812
Sea, Ltd. ADR[d]	3,916	499,564
Grab Holdings, Ltd. Class Ad	61,482	306,795
Total Singapore		1,709,171

Malaysia: 1.4%
CIMB Group Holdings BHD	180,600	367,164
Telekom Malaysia BHD	113,900	225,947
Total Malaysia		593,111

Thailand: 1.0%
Central Pattana Public Co., Ltd.	248,600	435,967
Total Thailand		435,967

Philippines: 1.0%
Bank of the Philippine Islands	214,100	422,505
Total Philippines		422,505

Indonesia: 0.9%
PT Bank Central Asia Tbk	815,400	394,864
Total Indonesia		394,864

Vietnam: 0.5%
Asia Commercial Bank JSC	181,125	165,285
FPT Corp.	9,377	34,157
Total Vietnam		199,442

TOTAL COMMON EQUITIES		40,688,431
(Cost $28,572,343)

Matthews Pacific Tiger Active ETFDecember 31, 2025
Schedule of Investmentsa (continued)
PREFERRED EQUITIES: 0.0%
	Shares	Value
India: 0.0%
TVS Motor Co., Ltd., Pfd.[d,e]	41,520	$5,080
Total India		5,080

TOTAL PREFERRED EQUITIES		5,080
(Cost $0)
SHORT-TERM INVESTMENTS: 4.0%
Money Market Funds: 4.0%
JPMorgan U.S. Government Money Market Fund, Capital Shares, 3.68%[f]	1,684,902	1,684,902
(Cost $1,684,902)

Total Investments: 99.5%		42,378,413
(Cost $30,257,245)
CASH AND OTHER ASSETS, LESS LIABILITIES: 0.5%		209,563
Net Assets: 100.0%		$42,587,976

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note 2-A).
b
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At
December 31, 2025, the aggregate value is $1,495,358, which is 3.51% of net assets.

c	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
d	Non-income producing security.
e	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. The aggregate value of Level 3 security is $17,207 and 0.04% of net assets.
f	Rate shown is the current yield as of December 31, 2025.
ADR	American Depositary Receipt
BHD	Berhad
JSC	Joint Stock Co.
Pfd.	Preferred
See accompanying notes to financial statements.

Matthews Asia Innovators Active ETFDecember 31, 2025
Schedule of Investmentsa

COMMON EQUITIES: 97.8%
	Shares	Value
China/Hong Kong: 38.5%
Tencent Holdings, Ltd.	71,200	$5,479,386
Alibaba Group Holding, Ltd.	189,900	3,484,001
NAURA Technology Group Co., Ltd. A Shares	38,430	2,527,589
PDD Holdings, Inc. ADR[b]	21,711	2,461,810
Contemporary Amperex Technology Co., Ltd. A Shares	34,100	1,794,220
Futu Holdings, Ltd. ADR[b]	9,862	1,619,439
DiDi Global, Inc. ADR[b]	298,695	1,577,110
Baidu, Inc. Class Ab	71,700	1,211,351
WuXi XDC Cayman, Inc.[b]	140,000	1,092,696
Kuaishou Technology[c,d]	129,900	1,067,271
Trip.com Group, Ltd. ADR	13,838	995,091
Luxshare Precision Industry Co., Ltd. A Shares	104,700	850,656
NetEase, Inc.	28,600	788,535
Wuxi Biologics Cayman, Inc.[b,c,d]	180,000	727,076
Jiangsu Hengrui Pharmaceuticals Co., Ltd. A Shares	84,700	722,867
BYD Co., Ltd. H Shares	58,800	720,316
Innovent Biologics, Inc.[b,c,d]	66,500	651,458
Sungrow Power Supply Co., Ltd. A Shares	25,000	612,612
Kanzhun, Ltd. ADR	26,790	545,980
Jiangsu Hengli Hydraulic Co., Ltd. A Shares	34,400	541,681
Advanced Micro-Fabrication Equipment, Inc. China A Shares	10,516	410,880
Zhejiang Sanhua Intelligent Controls Co., Ltd.	81,500	401,244
Tencent Music Entertainment Group ADR	21,835	382,768
Total China/Hong Kong		30,666,037

Taiwan: 22.5%
Taiwan Semiconductor Manufacturing Co., Ltd.	190,000	9,372,862
Delta Electronics, Inc.	65,000	1,992,171
WIN Semiconductors Corp.	203,000	1,182,317
Chroma ATE, Inc.	41,000	1,011,282
Hon Precision, Inc.	9,136	995,872
MediaTek, Inc.	21,000	955,745
Accton Technology Corp.	25,000	942,856
ASPEED Technology, Inc.	4,000	924,237
Alchip Technologies, Ltd.	5,000	558,553
Total Taiwan		17,935,895

South Korea: 18.4%
Samsung Electronics Co., Ltd.	52,809	4,395,404
SK Hynix, Inc.	6,594	2,979,899
Kakao Corp.	34,835	1,453,322
Hanwha Aerospace Co., Ltd.	2,185	1,427,292
Samsung C&T Corp.	7,329	1,218,490
Samsung Electro-Mechanics Co., Ltd.	5,948	1,052,890
Samsung Biologics Co., Ltd.[b,c,d]	839	987,196
Coupang, Inc.[b]	28,426	670,569
Hyundai Rotem Co., Ltd.	3,801	495,788
Total South Korea		14,680,850

India: 13.3%
Eternal, Ltd.[b]	835,741	2,585,440
MakeMyTrip, Ltd.[b]	15,288	1,255,451

	Shares	Value
Bharti Airtel, Ltd.	51,633	$1,209,604
Delhivery, Ltd.[b]	231,326	1,039,404
Reliance Industries, Ltd.	54,445	951,279
PB Fintech, Ltd.[b]	35,937	729,940
Bajaj Finance, Ltd.	62,902	690,611
Cartrade Tech, Ltd.[b]	18,610	585,180
Netweb Technologies India, Ltd.	15,846	548,443
Le Travenues Technology, Ltd.[b,d]	180,751	512,714
Mahindra & Mahindra, Ltd.	10,654	439,676
Total India		10,547,742

Singapore: 3.1%
Sea, Ltd. ADR[b]	14,458	1,844,407
Grab Holdings, Ltd. Class Ab	119,494	596,275
Total Singapore		2,440,682

Japan: 2.0%
Hitachi, Ltd.	50,800	1,588,705
Total Japan		1,588,705

TOTAL COMMON EQUITIES		77,859,911
(Cost $55,462,483)
SHORT-TERM INVESTMENTS: 2.8%
Money Market Funds: 2.8%
JPMorgan U.S. Government Money Market Fund, Capital Shares, 3.68%[e]	2,230,916	2,230,916
(Cost $2,230,916)

Total Investments: 100.6%		80,090,827
(Cost $57,693,399)
LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS: (0.6%)		(507,527)
Net Assets: 100.0%		$79,583,300

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note 2-A).
b	Non-income producing security.
c
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At
December 31, 2025, the aggregate value is $3,433,001, which is 4.31% of net assets.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
e	Rate shown is the current yield as of December 31, 2025.
ADR	American Depositary Receipt
See accompanying notes to financial statements.

Matthews China Active ETFDecember 31, 2025
Schedule of Investments

COMMON EQUITIES: 99.4%
	Shares	Value
Financials: 25.8%
Insurance: 9.7%
Ping An Insurance Group Co. of China, Ltd. H Shares	119,500	$1,000,247
China Life Insurance Co., Ltd. H Shares	230,000	809,071
New China Life Insurance Co., Ltd. H Shares	55,200	385,446
		2,194,764
Banks: 7.9%
China Construction Bank Corp. H Shares	825,000	815,090
China Merchants Bank Co., Ltd. H Shares	79,000	535,903
China Merchants Bank Co., Ltd. A Shares	74,500	449,351
		1,800,344
Capital Markets: 7.7%
China Merchants Securities Co., Ltd. H Shares[a,b]	252,000	451,324
China International Capital Corp., Ltd. H Shares[a,b]	177,600	446,538
East Money Information Co., Ltd. A Shares	77,340	256,842
Hong Kong Exchanges & Clearing, Ltd.	4,400	230,416
Futu Holdings, Ltd. ADR[c]	1,363	223,818
Hithink RoyalFlush Information Network Co., Ltd. A Shares	2,700	124,626
		1,733,564
Consumer Finance: 0.5%
Qfin Holdings, Inc. ADR	6,088	117,316
Total Financials		5,845,988

Consumer Discretionary: 23.7%
Broadline Retail: 14.5%
Alibaba Group Holding, Ltd.	109,100	2,001,603
JD.com, Inc. Class A	47,250	677,472
PDD Holdings, Inc. ADR[c]	5,502	623,872
		3,302,947
Hotels, Restaurants & Leisure: 5.0%
Meituan Class Ba,b,c	37,010	491,184
Galaxy Entertainment Group, Ltd.	76,000	374,166
Trip.com Group, Ltd. ADR	3,147	226,301
Luckin Coffee, Inc. ADR[c]	1,653	55,375
		1,147,026
Household Durables: 2.3%
Midea Group Co., Ltd. A Shares	26,000	291,105
Man Wah Holdings, Ltd.	384,000	225,462
		516,567
Automobiles: 1.9%
BYD Co., Ltd. H Shares	27,300	334,433
XPeng, Inc. A Shares[c]	8,800	89,713
		424,146
Total Consumer Discretionary		5,390,686

Communication Services: 15.1%
Interactive Media & Services: 12.9%
Tencent Holdings, Ltd.	28,900	2,224,077
Kuaishou Technology[a,b]	49,500	406,697

	Shares	Value
Baidu, Inc. Class Ac	18,250	$308,328
		2,939,102
Entertainment: 1.2%
NetEase, Inc.	8,400	231,598
Tencent Music Entertainment Group ADR	1,910	33,482
		265,080
Diversified Telecommunication Services: 1.0%
China Tower Corp., Ltd. H Shares[a,b]	147,000	218,323
Total Communication Services		3,422,505

Industrials: 10.3%
Electrical Equipment: 5.0%
Contemporary Amperex Technology Co., Ltd. A Shares	10,800	568,257
Sungrow Power Supply Co., Ltd. A Shares	13,000	318,558
Hongfa Technology Co., Ltd. A Shares	58,600	255,223
		1,142,038
Machinery: 2.1%
Yutong Bus Co., Ltd. A Shares	55,800	261,415
Neway Valve Suzhou Co., Ltd. A Shares	30,000	223,368
		484,783
Ground Transportation: 1.4%
DiDi Global, Inc. ADR[c]	61,828	326,452
Professional Services: 1.0%
Kanzhun, Ltd. ADR	10,966	223,487
Air Freight & Logistics: 0.8%
JD Logistics, Inc.[a,b,c]	115,900	170,049
Total Industrials		2,346,809

Information Technology: 9.9%
Semiconductors & Semiconductor Equipment: 5.1%
OmniVision Integrated Circuits Group, Inc. A Shares	20,000	360,747
Cambricon Technologies Corp., Ltd. A Shares[c]	1,591	308,982
NAURA Technology Group Co., Ltd. A Shares	2,772	182,318
Suzhou Everbright Photonics Co., Ltd. A Shares[c]	9,882	177,467
Xinyi Solar Holdings, Ltd.	342,000	130,499
		1,160,013
Communications Equipment: 2.8%
Suzhou TFC Optical Communication Co., Ltd. A Shares	15,504	450,974
BYD Electronic International Co., Ltd.	43,000	185,845
		636,819
Electronic Equipment, Instruments & Components: 2.0%
Foxconn Industrial Internet Co., Ltd. A Shares	40,000	355,590
WUS Printed Circuit Kunshan Co., Ltd. A Shares	9,000	94,217
		449,807
Total Information Technology		2,246,639

Matthews China Active ETFDecember 31, 2025
Schedule of Investments (continued)
COMMON EQUITIES (continued)
	Shares	Value

Materials: 5.9%
Metals & Mining: 5.1%
CMOC Group, Ltd. A Shares	146,000	$418,341
CMOC Group, Ltd. H Shares	165,000	407,863
MMG, Ltd.[c]	184,000	207,320
JCHX Mining Management Co., Ltd. A Shares	11,900	129,827
		1,163,351
Chemicals: 0.8%
Shanghai Putailai New Energy Technology Group Co., Ltd. A Shares	44,500	174,304
Total Materials		1,337,655

Health Care: 3.7%
Life Sciences Tools & Services: 1.7%
WuXi AppTec Co., Ltd. A Shares	29,800	386,976
Biotechnology: 1.6%
Innovent Biologics, Inc.[a,b,c]	35,500	347,771
Pharmaceuticals: 0.4%
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd. A Shares	23,480	95,737
Total Health Care		830,484

Real Estate: 2.7%
Real Estate Management & Development: 2.7%
China Overseas Property Holdings, Ltd.	185,000	107,432
Longfor Group Holdings, Ltd.[a,b]	97,500	107,227
China Resources Land, Ltd.	28,000	97,848
KE Holdings, Inc. ADR	5,479	86,349
CIFI Holdings Group Co., Ltd.[c]	3,720,000	76,947
Yuexiu Property Co., Ltd.	151,000	76,824
China Overseas Grand Oceans Group, Ltd.	155,000	39,430
Times China Holdings, Ltd.[c]	1,260,000	16,512
Total Real Estate		608,569

Energy: 1.4%
Energy Equipment & Services: 0.9%
China Oilfield Services, Ltd. H Shares	240,000	215,533
Oil, Gas & Consumable Fuels: 0.5%
PetroChina Co., Ltd. H Shares	102,000	109,817
Total Energy		325,350

	Shares	Value

Consumer Staples: 0.9%
Beverages: 0.9%
Wuliangye Yibin Co., Ltd. A Shares	13,600	$206,417
Total Consumer Staples		206,417

TOTAL COMMON EQUITIES		22,561,102
(Cost $19,883,315)
SHORT-TERM INVESTMENTS: 0.6%
Money Market Funds: 0.6%
JPMorgan U.S. Government Money Market Fund, Capital Shares, 3.68%[d]	137,176	137,176
(Cost $137,176)

Total Investments: 100.0%		22,698,278
(Cost $20,020,491)
CASH AND OTHER ASSETS, LESS LIABILITIES: 0.0%		6,439
Net Assets: 100.0%		$22,704,717

a
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At
December 31, 2025, the aggregate value is $2,639,113, which is 11.62% of net assets.

b	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
c	Non-income producing security.
d	Rate shown is the current yield as of December 31, 2025.
ADR	American Depositary Receipt
See accompanying notes to financial statements.

Matthews China Discovery Active ETFDecember 31, 2025
Schedule of Investments

COMMON EQUITIES: 96.7%
	Shares	Value
Consumer Discretionary: 23.5%
Hotels, Restaurants & Leisure: 9.3%
Atour Lifestyle Holdings, Ltd. ADR	2,332	$91,881
Tongcheng Travel Holdings, Ltd.[a]	25,200	72,652
DPC Dash, Ltd.[b]	5,600	51,550
Guangzhou Xiao Noodles Catering Management Co., Ltd. H Shares[b]	29,000	16,766
Chagee Holdings, Ltd. ADR	698	8,118
		240,967
Automobile Components: 8.3%
Minth Group, Ltd.	24,000	97,807
Zhejiang Shuanghuan Driveline Co., Ltd. A Shares	12,500	84,904
CALB Group Co., Ltd.[a,b,c]	10,600	34,210
		216,921
Textiles, Apparel & Luxury Goods: 3.7%
Crystal International Group, Ltd.[a,c]	63,000	54,230
Xtep International Holdings, Ltd.	37,000	25,242
Samsonite Group SAa,c	6,900	17,641
		97,113
Household Durables: 2.2%
Hisense Home Appliances Group Co., Ltd. H Shares	11,000	32,759
Jason Furniture Hangzhou Co., Ltd. A Shares	5,700	25,103
		57,862
Total Consumer Discretionary		612,863

Industrials: 21.0%
Electrical Equipment: 10.3%
Hongfa Technology Co., Ltd. A Shares	13,860	60,365
Hongfa Technology Co., Ltd. A Shares	13,160	57,249
Time Interconnect Technology, Ltd.	25,000	54,635
Shenzhen Megmeet Electrical Co., Ltd. A Shares	3,500	45,164
Xuji Electric Co., Ltd. A Shares	8,200	30,204
Kehua Data Co., Ltd. A Shares	2,700	21,480
		269,097
Commercial Services & Supplies: 2.3%
China Everbright Environment Group, Ltd.	95,000	58,829
Marine Transportation: 2.2%
SITC International Holdings Co., Ltd.	16,000	57,270
Machinery: 1.9%
China Yuchai International, Ltd.	875	31,062
Precision Tsugami China Corp., Ltd.[a]	4,000	17,278
		48,340
Construction & Engineering: 1.7%
Sinopec Engineering Group Co., Ltd. H Shares	44,500	43,794
Ground Transportation: 1.4%
Full Truck Alliance Co., Ltd. ADR	3,519	37,759
Professional Services: 1.2%
Kanzhun, Ltd. ADR	1,507	30,713
Total Industrials		545,802

	Shares	Value

Information Technology: 20.9%
Electronic Equipment, Instruments & Components: 10.1%
Wasion Holdings, Ltd.	46,000	$101,533
Kingboard Laminates Holdings, Ltd.	32,000	54,227
FIT Hon Teng, Ltd.[a,b,c]	69,000	43,881
Xiamen Faratronic Co., Ltd. A Shares	2,800	42,101
Karrie International Holdings, Ltd.	70,000	21,764
		263,506
Semiconductors & Semiconductor Equipment: 7.1%
ACM Research, Inc. Class Ab	2,724	107,462
WIN Semiconductors Corp.	7,000	40,770
Jiangsu Leadmicro Nano Technology Co., Ltd. A Shares	4,136	37,206
		185,438
Software: 2.8%
Kingdee International Software Group Co., Ltd.[b]	16,000	27,319
ZWSOFT Co., Ltd. Guangzhou A Shares	2,689	26,239
Tuya, Inc. ADR	8,553	18,047
		71,605
IT Services: 0.9%
SUNeVision Holdings, Ltd.	39,000	23,049
Total Information Technology		543,598

Health Care: 5.9%
Health Care Equipment & Supplies: 2.9%
Shanghai Conant Optical Co., Ltd. H Shares	5,100	35,383
AK Medical Holdings, Ltd.[a,c]	34,000	24,899
Microport Scientific Corp.[b]	11,600	16,125
		76,407
Pharmaceuticals: 2.5%
HUTCHMED China, Ltd.[b]	14,500	38,413
Grand Pharmaceutical Group, Ltd.	25,500	25,718
		64,131
Health Care Technology: 0.5%
Medlive Technology Co., Ltd.[a,c]	10,000	12,462
Total Health Care		153,000

Communication Services: 5.2%
Entertainment: 4.5%
NetEase Cloud Music, Inc.[a,b,c]	3,000	71,690
Damai Entertainment Holdings, Ltd.[b]	370,000	45,160
		116,850
Interactive Media & Services: 0.7%
Meitu, Inc.[a,c]	21,000	18,886
Total Communication Services		135,736

Consumer Staples: 4.8%
Beverages: 1.9%
Anhui Yingjia Distillery Co., Ltd. A Shares	4,800	27,205
Beijing Yanjing Brewery Co., Ltd. A Shares	15,000	24,133
		51,338

Matthews China Discovery Active ETFDecember 31, 2025
Schedule of Investments (continued)
COMMON EQUITIES (continued)
	Shares	Value
Personal Care Products: 1.0%
Giant Biogene Holding Co., Ltd.[a,c]	6,000	$25,654
Consumer Staples Distribution & Retail: 1.0%
Yifeng Pharmacy Chain Co., Ltd. A Shares	8,200	25,517
Food Products: 0.9%
Anjoy Foods Group Co., Ltd. H Shares	2,700	22,947
Total Consumer Staples		125,456

Energy: 4.7%
Energy Equipment & Services: 4.7%
Yantai Jereh Oilfield Services Group Co., Ltd. A Shares	12,100	122,786
Total Energy		122,786

Materials: 4.2%
Chemicals: 2.8%
Sunresin New Materials Co., Ltd. A Shares	6,400	56,620
Dongyue Group, Ltd.	11,000	15,291
		71,911
Metals & Mining: 1.4%
MMG, Ltd.[b]	32,800	36,957
Total Materials		108,868

Real Estate: 3.3%
Real Estate Management & Development: 3.3%
China Overseas Property Holdings, Ltd.	65,000	37,746
Greentown China Holdings, Ltd.	24,000	26,117
Yuexiu Property Co., Ltd.	42,000	21,368
Total Real Estate		85,231

Utilities: 2.0%
Gas Utilities: 2.0%
ENN Natural Gas Co., Ltd. A Shares	17,200	51,157
Total Utilities		51,157

Financials: 1.2%
Financial Services: 1.2%
China Development Bank Financial Leasing Co., Ltd. H Shares[a,c]	140,000	30,937
Total Financials		30,937

TOTAL COMMON EQUITIES		2,515,434
(Cost $1,952,366)
SHORT-TERM INVESTMENTS: 3.0%
	Shares	Value
Money Market Funds: 3.0%
JPMorgan U.S. Government Money Market Fund, Capital Shares, 3.68%[d]	79,512	$79,512
(Cost $79,512)

Total Investments: 99.7%		2,594,946
(Cost $2,031,878)
CASH AND OTHER ASSETS, LESS LIABILITIES: 0.3%		7,339
Net Assets: 100.0%		$2,602,285

a	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
b	Non-income producing security.
c
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At
December 31, 2025, the aggregate value is $334,490, which is 12.85% of net assets.

d	Rate shown is the current yield as of December 31, 2025.
ADR	American Depositary Receipt
See accompanying notes to financial statements.

Matthews India Active ETFDecember 31, 2025
Schedule of Investmentsa

COMMON EQUITIES: 103.1%
	Shares	Value
Financials: 34.4%
Banks: 21.0%
HDFC Bank, Ltd.	70,002	$771,990
ICICI Bank, Ltd.	33,428	499,452
State Bank of India	27,727	303,000
Axis Bank, Ltd.	11,216	158,408
Kotak Mahindra Bank, Ltd.	5,362	131,313
Federal Bank, Ltd.	28,879	85,821
Canara Bank	19,538	33,674
HDFC Bank, Ltd. ADR	900	32,886
IDFC First Bank, Ltd.	10,142	9,660
		2,026,204
Consumer Finance: 9.7%
Bajaj Finance, Ltd.	38,960	427,748
Shriram Finance, Ltd.	35,112	389,173
Cholamandalam Investment and Finance Co., Ltd.	5,103	96,644
SBI Cards & Payment Services, Ltd.	2,529	24,246
		937,811
Insurance: 2.7%
Max Financial Services, Ltd.[b]	8,509	158,271
ICICI Lombard General Insurance Co., Ltd.[c,d]	2,825	61,671
PB Fintech, Ltd.[b]	1,219	24,760
Star Health & Allied Insurance Co., Ltd.[b]	2,849	14,423
		259,125
Capital Markets: 1.0%
Nippon Life India Asset Management, Ltd.[c,d]	6,789	66,444
360 ONE WAM, Ltd.	1,931	25,566
		92,010
Total Financials		3,315,150

Consumer Discretionary: 29.0%
Hotels, Restaurants & Leisure: 12.8%
Eternal, Ltd.[b]	194,227	600,859
Swiggy, Ltd.[b]	106,975	459,717
Le Travenues Technology, Ltd.[b,d]	60,229	170,844
		1,231,420
Automobiles: 7.4%
Mahindra & Mahindra, Ltd.	7,169	295,855
Eicher Motors, Ltd.	2,057	167,355
TVS Motor Co., Ltd.	3,539	146,467
Maruti Suzuki India, Ltd.	560	104,032
		713,709
Specialty Retail: 5.4%
Thanga Mayil Jewellery, Ltd.	12,941	463,924
Lenskart Solutions, Ltd.[b]	10,804	54,177
		518,101
Textiles, Apparel & Luxury Goods: 2.9%
Campus Activewear, Ltd.	65,853	191,926
Titan Co., Ltd.	1,892	85,286
		277,212

	Shares	Value
Household Durables: 0.5%
Crompton Greaves Consumer Electricals, Ltd.	16,725	$46,939
Total Consumer Discretionary		2,787,381

Information Technology: 9.8%
IT Services: 7.4%
Infosys, Ltd.	19,517	350,778
Persistent Systems, Ltd.	1,880	131,191
LTIMindtree, Ltd.[c,d]	1,357	91,547
Coforge, Ltd.	4,731	87,536
Tata Consultancy Services, Ltd.	1,430	51,011
		712,063
Software: 1.3%
AurionPro Solutions, Ltd.	6,123	70,557
Capillary Technologies India, Ltd.[b]	7,362	55,137
		125,694
Electronic Equipment, Instruments & Components: 1.1%
Avalon Technologies, Ltd.[b,c,d]	10,823	105,835
Total Information Technology		943,592

Health Care: 7.9%
Pharmaceuticals: 5.1%
Neuland Laboratories, Ltd.	1,459	246,334
Amrutanjan Health Care, Ltd.	15,273	113,605
Lupin, Ltd.	2,218	52,057
Sun Pharmaceutical Industries, Ltd.	2,670	51,086
Aether Industries, Ltd.[b]	2,554	24,441
		487,523
Health Care Providers & Services: 1.5%
Metropolis Healthcare, Ltd.[c,d]	5,447	116,898
Yatharth Hospital & Trauma Care Services, Ltd.[b,d]	4,407	33,447
		150,345
Life Sciences Tools & Services: 0.7%
Divi’s Laboratories, Ltd.	621	44,168
Anthem Biosciences, Ltd.[b]	3,395	24,609
		68,777
Health Care Technology: 0.6%
Inventurus Knowledge Solutions, Ltd.[b]	3,063	56,496
Total Health Care		763,141

Consumer Staples: 7.2%
Food Products: 3.5%
Marico, Ltd.	25,364	211,819
Tata Consumer Products, Ltd.	8,954	118,750
Kwality Wall’s India, Ltd.[e]	6,990	2,971
		333,540
Personal Care Products: 2.5%
Hindustan Unilever, Ltd.	6,990	180,110
Godrej Consumer Products, Ltd.	4,865	66,155
		246,265
Tobacco: 0.7%
ITC, Ltd.	15,380	68,961

Matthews India Active ETFDecember 31, 2025
Schedule of Investmentsa (continued)
COMMON EQUITIES (continued)
	Shares	Value
Beverages: 0.5%
Varun Beverages, Ltd.	8,661	$47,203
Total Consumer Staples		695,969

Industrials: 4.3%
Professional Services: 1.4%
Latent View Analytics, Ltd.[b]	26,518	135,335
Passenger Airlines: 1.0%
InterGlobe Aviation, Ltd.[c,d]	1,722	96,935
Machinery: 0.7%
Jyoti CNC Automation, Ltd.[b,d]	3,145	34,617
Cummins India, Ltd.	693	34,190
		68,807
Air Freight & Logistics: 0.6%
Delhivery, Ltd.[b]	13,229	59,441
Electrical Equipment: 0.6%
Bharat Heavy Electricals, Ltd.	16,046	51,318
Total Industrials		411,836

Energy: 3.8%
Oil, Gas & Consumable Fuels: 3.8%
Reliance Industries, Ltd.	20,833	364,001
Total Energy		364,001

Communication Services: 3.5%
Wireless Telecommunication Services: 3.5%
Bharti Airtel, Ltd.	14,122	330,835
Total Communication Services		330,835

Materials: 3.2%
Metals & Mining: 1.4%
Mishra Dhatu Nigam, Ltd.[c,d]	20,868	79,742
Shivalik Bimetal Controls, Ltd.	12,047	57,595
		137,337
Construction Materials: 1.2%
UltraTech Cement, Ltd.	882	115,638
Chemicals: 0.6%
Navin Fluorine International, Ltd.	522	34,382

	Shares	Value
Neogen Chemicals, Ltd.	1,829	$24,098
		58,480
Total Materials		311,455

TOTAL COMMON EQUITIES		9,923,360
(Cost $8,112,941)
PREFERRED EQUITIES: 0.0%
Consumer Discretionary: 0.0%
Automobiles: 0.0%
TVS Motor Co., Ltd., Pfd.[b,e]	17,180	2,102
Total Consumer Discretionary		2,102

TOTAL PREFERRED EQUITIES		2,102
(Cost $0)

Total Investments: 103.1%		9,925,462
(Cost $8,112,941)
LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS: (3.1%)		(296,149)
Net Assets: 100.0%		$9,629,313

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note 2-A).
b	Non-income producing security.
c
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At
December 31, 2025, the aggregate value is $619,072, which is 6.43% of net assets.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
e	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. The aggregate value of Level 3 security is $5,073 and 0.05% of net assets.
ADR	American Depositary Receipt
Pfd.	Preferred
See accompanying notes to financial statements.

Matthews Japan Active ETFDecember 31, 2025
Schedule of Investments

COMMON EQUITIES: 99.4%
	Shares	Value
Industrials: 28.3%
Industrial Conglomerates: 6.1%
Hitachi, Ltd.	8,500	$265,826
Hikari Tsushin, Inc.	300	83,735
		349,561
Trading Companies & Distributors: 5.7%
Marubeni Corp.	6,100	169,405
Sumitomo Corp.	4,500	155,373
		324,778
Construction & Engineering: 4.0%
Kajima Corp.	3,400	126,568
Kinden Corp.	2,400	104,011
		230,579
Electrical Equipment: 3.9%
Fuji Electric Co., Ltd.	1,500	113,401
Mitsubishi Electric Corp.	3,800	111,155
		224,556
Machinery: 2.7%
Kawasaki Heavy Industries, Ltd.	1,400	92,711
Fuji Corp.	2,600	60,395
		153,106
Ground Transportation: 2.5%
East Japan Railway Co.	5,500	144,987
Professional Services: 2.4%
Recruit Holdings Co., Ltd.	2,400	135,461
Building Products: 1.0%
Sanwa Holdings Corp.	2,100	54,649
Total Industrials		1,617,677

Consumer Discretionary: 20.6%
Household Durables: 6.7%
Sony Group Corp.	12,600	323,470
Panasonic Holdings Corp.	4,600	59,384
		382,854
Automobiles: 4.4%
Toyota Motor Corp.	8,300	177,708
Isuzu Motors, Ltd.	4,800	74,705
		252,413
Automobile Components: 4.1%
Sumitomo Electric Industries, Ltd.	2,200	88,775
Yokohama Rubber Co., Ltd.	2,200	84,452
GS Yuasa Corp.	2,600	62,203
		235,430
Specialty Retail: 3.4%
Fast Retailing Co., Ltd.	400	145,306
Sanrio Co., Ltd.	1,500	47,054
		192,360

	Shares	Value
Textiles, Apparel & Luxury Goods: 2.0%
Asics Corp.	4,800	$114,989
Total Consumer Discretionary		1,178,046

Financials: 17.5%
Banks: 11.3%
Mitsubishi UFJ Financial Group, Inc.	17,700	281,515
Sumitomo Mitsui Financial Group, Inc.	7,000	225,124
Shizuoka Financial Group, Inc.	5,000	77,578
SBI Shinsei Bank, Ltd.[a]	5,700	63,275
		647,492
Financial Services: 3.7%
ORIX Corp.	5,900	171,416
NS Group, Inc.	4,500	38,441
		209,857
Insurance: 2.5%
Tokio Marine Holdings, Inc.	3,800	141,023
Total Financials		998,372

Information Technology: 14.6%
Semiconductors & Semiconductor Equipment: 5.8%
Tokyo Electron, Ltd.	1,100	240,850
Renesas Electronics Corp.	6,700	91,473
		332,323
IT Services: 5.5%
NEC Corp.	4,900	165,995
Fujitsu, Ltd.	5,400	149,138
		315,133
Electronic Equipment, Instruments & Components: 3.3%
TDK Corp.	8,300	117,078
Anritsu Corp.	5,000	71,597
		188,675
Total Information Technology		836,131

Communication Services: 4.1%
Entertainment: 3.3%
Nintendo Co., Ltd.	1,900	128,428
Capcom Co., Ltd.	2,500	58,232
		186,660
Wireless Telecommunication Services: 0.8%
SoftBank Group Corp.	1,600	44,914
Total Communication Services		231,574

Materials: 4.0%
Chemicals: 4.0%
Shin-Etsu Chemical Co., Ltd.	4,000	124,355
Resonac Holdings Corp.	1,300	54,125
Osaka Soda Co., Ltd.	3,600	49,747
Total Materials		228,227

Real Estate: 4.0%
Real Estate Management & Development: 4.0%
Sumitomo Realty & Development Co., Ltd.	4,800	120,409

Matthews Japan Active ETFDecember 31, 2025
Schedule of Investments (continued)
COMMON EQUITIES (continued)
	Shares	Value
Mitsui Fudosan Co., Ltd.	9,400	$106,777
Total Real Estate		227,186

Health Care: 3.6%
Pharmaceuticals: 1.8%
Sawai Group Holdings Co., Ltd.	3,600	54,180
Astellas Pharma, Inc.	3,800	50,741
		104,921
Health Care Equipment & Supplies: 1.8%
Terumo Corp.	6,900	99,926
Total Health Care		204,847

Consumer Staples: 2.7%
Personal Care Products: 1.8%
Kao Corp.	2,600	103,854
Beverages: 0.9%
Asahi Group Holdings, Ltd.	5,100	53,344
Total Consumer Staples		157,198

TOTAL COMMON EQUITIES		5,679,258
(Cost $4,699,919)
SHORT-TERM INVESTMENTS: 0.7%
	Shares	Value
Money Market Funds: 0.7%
JPMorgan U.S. Government Money Market Fund, Capital Shares, 3.68%[b]	38,787	$38,787
(Cost $38,787)

Total Investments: 100.1%		5,718,045
(Cost $4,738,706)
LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS: (0.1%)		(4,096)
Net Assets: 100.0%		$5,713,949

a	Non-income producing security.
b	Rate shown is the current yield as of December 31, 2025.
See accompanying notes to financial statements.

Matthews Korea Active ETFDecember 31, 2025
Schedule of Investments

COMMON EQUITIES: 91.9%
	Shares	Value
Information Technology: 35.6%
Technology Hardware, Storage & Peripherals: 18.4%
Samsung Electronics Co., Ltd.	161,333	$13,428,084
Semiconductors & Semiconductor Equipment: 10.1%
SK Hynix, Inc.	7,429	3,357,245
LEENO Industrial, Inc.	39,879	1,669,296
PSK, Inc.	46,342	1,187,060
Wonik IPS Co., Ltd.	24,233	1,142,217
		7,355,818
Electronic Equipment, Instruments & Components: 7.1%
Samsung Electro-Mechanics Co., Ltd.	10,222	1,809,455
Samsung SDI Co., Ltd.	6,467	1,209,855
IsuPetasys Co., Ltd.	13,474	1,114,922
Park Systems Corp.	7,039	1,021,242
		5,155,474
Total Information Technology		25,939,376

Industrials: 22.7%
Industrial Conglomerates: 8.0%
SK Square Co., Ltd.[a]	13,412	3,426,203
Samsung C&T Corp.	11,320	1,882,017
Hanwha Corp.	9,293	526,402
		5,834,622
Machinery: 5.3%
HD Korea Shipbuilding & Offshore Engineering Co., Ltd.	4,852	1,370,840
HD Hyundai Heavy Industries Co., Ltd.	3,811	1,346,568
Hyundai Rotem Co., Ltd.	8,863	1,156,057
		3,873,465
Electrical Equipment: 3.5%
HD Hyundai Electric Co., Ltd.	3,745	2,012,169
LG Energy Solution, Ltd.[a]	2,095	535,912
		2,548,081
Aerospace & Defense: 2.4%
Hanwha Aerospace Co., Ltd.	2,656	1,734,960
Construction & Engineering: 1.7%
Samsung E&A Co., Ltd.	73,128	1,220,873
Passenger Airlines: 0.8%
Korean Air Lines Co., Ltd.	38,951	609,729
Building Products: 0.7%
Sung Kwang Bend Co., Ltd.	27,439	490,475
Commercial Services & Supplies: 0.3%
KEPCO Plant Service & Engineering Co., Ltd.	5,705	195,836
Total Industrials		16,508,041

Financials: 11.9%
Banks: 7.4%
KB Financial Group, Inc.	31,876	2,759,319
Hana Financial Group, Inc.	41,032	2,680,303
		5,439,622

	Shares	Value
Capital Markets: 2.6%
Korea Investment Holdings Co., Ltd.	14,016	$1,573,279
Macquarie Korea Infrastructure Fund	38,494	300,620
		1,873,899
Insurance: 1.9%
Samsung Fire & Marine Insurance Co., Ltd.	4,048	1,396,589
Total Financials		8,710,110

Consumer Discretionary: 7.5%
Automobiles: 3.7%
Hyundai Motor Co.	6,604	1,359,263
Kia Corp.	16,055	1,357,467
		2,716,730
Automobile Components: 2.0%
Hyundai Mobis Co., Ltd.	5,638	1,459,841
Broadline Retail: 1.8%
Coupang, Inc.[a]	56,029	1,321,724
Total Consumer Discretionary		5,498,295

Communication Services: 4.6%
Interactive Media & Services: 3.5%
NAVER Corp.	10,474	1,763,177
Kakao Corp.	19,468	812,209
		2,575,386
Wireless Telecommunication Services: 0.9%
SK Telecom Co., Ltd.	16,784	623,334
Diversified Telecommunication Services: 0.2%
KINX, Inc.	2,060	173,174
Total Communication Services		3,371,894

Health Care: 4.6%
Life Sciences Tools & Services: 2.7%
Samsung Biologics Co., Ltd.[a,b,c]	1,669	1,963,802
Health Care Equipment & Supplies: 1.6%
Classys, Inc.	16,249	614,745
InBody Co., Ltd.	23,346	530,756
		1,145,501
Pharmaceuticals: 0.3%
Yuhan Corp.	2,938	229,240
Total Health Care		3,338,543

Consumer Staples: 3.1%
Tobacco: 2.3%
KT&G Corp.	17,003	1,677,225
Food Products: 0.5%
Nongshim Co., Ltd.	1,090	327,254
Consumer Staples Distribution & Retail: 0.3%
BGF Retail Co., Ltd.	3,107	226,034
Total Consumer Staples		2,230,513

Matthews Korea Active ETFDecember 31, 2025
Schedule of Investments (continued)
COMMON EQUITIES (continued)
	Shares	Value

Utilities: 1.0%
Electric Utilities: 1.0%
Korea Electric Power Corp.	21,863	$716,347
Total Utilities		716,347

Energy: 0.9%
Oil, Gas & Consumable Fuels: 0.9%
S-Oil Corp.[a]	11,826	681,377
Total Energy		681,377

TOTAL COMMON EQUITIES		66,994,496
(Cost $46,825,402)
PREFERRED EQUITIES: 5.4%
Information Technology: 5.4%
Technology Hardware, Storage & Peripherals: 5.4%
Samsung Electronics Co., Ltd., Pfd.	63,049	3,904,044
Total Information Technology		3,904,044

TOTAL PREFERRED EQUITIES		3,904,044
(Cost $1,834,075)
SHORT-TERM INVESTMENTS: 2.1%
Money Market Funds: 2.1%
JPMorgan U.S. Government Money Market Fund, Capital Shares, 3.68%[d]	1,570,968	1,570,968
(Cost $1,570,968)

Total Investments: 99.4%		72,469,508
(Cost $50,230,445)
CASH AND OTHER ASSETS, LESS LIABILITIES: 0.6%		403,327
Net Assets: 100.0%		$72,872,835

a	Non-income producing security.
b
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At
December 31, 2025, the aggregate value is $1,963,802, which is 2.69% of net assets.

c	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
d	Rate shown is the current yield as of December 31, 2025.
Pfd.	Preferred
See accompanying notes to financial statements.

Matthews Asia Dividend Active ETFDecember 31, 2025
Schedule of Investmentsa

COMMON EQUITIES: 96.2%
	Shares	Value
China/Hong Kong: 32.3%
Tencent Holdings, Ltd.	3,900	$300,135
Alibaba Group Holding, Ltd.	6,900	126,591
Ping An Insurance Group Co. of China, Ltd. H Shares	13,500	112,999
NetEase, Inc.	3,500	96,499
AIA Group, Ltd.	9,400	96,494
Yuexiu Transport Infrastructure, Ltd.	154,000	93,585
Industrial & Commercial Bank of China, Ltd. H Shares	113,000	91,317
Hongkong Land Holdings, Ltd.	10,600	73,670
Dongfang Electric Corp., Ltd. H Shares	22,800	73,232
Yum China Holdings, Inc.	1,468	70,082
Wuliangye Yibin Co., Ltd. A Shares	4,200	63,747
China Merchants Bank Co., Ltd. H Shares	8,500	57,660
Hong Kong Exchanges & Clearing, Ltd.	1,100	57,604
China Construction Bank Corp. H Shares	57,000	56,315
HKT Trust & HKT, Ltd.	38,000	56,193
China Tower Corp., Ltd. H Shares[b,c]	37,000	54,952
JD.com, Inc. Class A	3,700	53,051
PetroChina Co., Ltd. H Shares	48,000	51,678
NARI Technology Co., Ltd. A Shares	15,800	50,886
Midea Group Co., Ltd. A Shares	4,400	49,264
Swire Pacific, Ltd. Class A	6,000	48,333
Link REIT	9,900	44,187
China Overseas Property Holdings, Ltd.	75,000	43,554
BYD Co., Ltd. H Shares	3,000	36,751
Midea Group Co., Ltd. A Shares	3,000	33,550
Total China/Hong Kong		1,892,329

Japan: 22.1%
Marubeni Corp.	4,400	122,193
Mitsubishi UFJ Financial Group, Inc.	7,500	119,286
NEC Corp.	3,300	111,793
Sumitomo Corp.	3,200	110,488
Tokyo Electron, Ltd.	500	109,477
ORIX Corp.	3,500	101,687
Kajima Corp.	2,400	89,343
Hikari Tsushin, Inc.	300	83,735
Mitsui Fudosan Co., Ltd.	7,200	81,786
Tokio Marine Holdings, Inc.	2,100	77,934
Shin-Etsu Chemical Co., Ltd.	2,400	74,613
Sony Group Corp.	2,700	69,315
Toyota Motor Corp.	2,700	57,809
Asahi Group Holdings, Ltd.	5,400	56,482
Sawai Group Holdings Co., Ltd.	1,800	27,090
Sony Financial Group, Inc.[d]	3,500	3,707
Total Japan		1,296,738

Taiwan: 12.8%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,965	597,144
Delta Electronics, Inc.	3,000	91,946
CTBC Financial Holding Co., Ltd.	41,000	65,505
Total Taiwan		754,595

South Korea: 12.3%
Samsung Electronics Co., Ltd.	3,494	290,813
Hana Financial Group, Inc.	2,673	174,606
Korea Investment Holdings Co., Ltd.	782	87,779
KT&G Corp.	681	67,176

	Shares	Value
SK Telecom Co., Ltd. ADR	2,491	$51,140
Macquarie Korea Infrastructure Fund	6,227	48,630
Total South Korea		720,144

Australia: 6.2%
Telstra Group, Ltd.	28,300	91,906
Commonwealth Bank of Australia	785	84,055
Rio Tinto, Ltd.	822	80,479
ANZ Group Holdings, Ltd.	3,022	73,233
CSL, Ltd.	304	35,000
Total Australia		364,673

India: 5.3%
HDFC Bank, Ltd. ADR	2,464	90,034
Bharti Airtel, Ltd.	2,592	60,723
Power Grid Corp. of India, Ltd.	20,424	60,127
Tata Consultancy Services, Ltd.	1,429	50,976
Hindustan Unilever, Ltd.	1,879	48,416
Kwality Wall’s India, Ltd.[e]	1,879	798
Total India		311,074

Singapore: 3.3%
DBS Group Holdings, Ltd.	1,700	74,504
Singapore Telecommunications, Ltd.	19,300	68,285
United Overseas Bank, Ltd.	1,800	49,073
Total Singapore		191,862

Indonesia: 1.1%
PT Bank Rakyat Indonesia Persero Tbk	289,700	63,586
Total Indonesia		63,586

Thailand: 0.8%
Bangkok Dusit Medical Services Public Co., Ltd. F Shares	74,800	45,823
Total Thailand		45,823

TOTAL COMMON EQUITIES		5,640,824
(Cost $4,751,075)
SHORT-TERM INVESTMENTS: 3.6%
Money Market Funds: 3.6%
JPMorgan U.S. Government Money Market Fund, Capital Shares, 3.68%[f]	213,202	213,202
(Cost $213,202)

Total Investments: 99.8%		5,854,026
(Cost $4,964,277)
CASH AND OTHER ASSETS, LESS LIABILITIES: 0.2%		9,357
Net Assets: 100.0%		$5,863,383

Matthews Asia Dividend Active ETFDecember 31, 2025
Schedule of Investmentsa (continued)
a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note 2-A).
b
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At
December 31, 2025, the aggregate value is $54,952, which is 0.94% of net assets.

c	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
d	Non-income producing security.
e	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. The aggregate value of Level 3 security is $798 and 0.01% of net assets.
f	Rate shown is the current yield as of December 31, 2025.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See accompanying notes to financial statements.

Statements of Assets and Liabilities December 31, 2025

	Matthews Emerging Markets Equity Active ETF	Matthews Emerging Markets ex China Active ETF	Matthews Emerging Markets Sustainable Future Active ETF	Matthews Emerging Markets Discovery Active ETF
ASSETS:
Investments at value (A) (Note 2-A):
Unaffiliated issuers	$44,488,799	$35,178,346	$30,206,442	$18,380,653
Cash	8,334	43,758	8,231	625
Segregated foreign currency at value (B)	—	—	289	—
Segregated cash	—	—	27	—
Foreign currency at value (B)	—	1,797	1,139	377
Dividends and interest receivable	46,479	55,700	43,324	32,377
Other receivable	11,872	3,829	4,251	—
TOTAL ASSETS	44,555,484	35,283,430	30,263,703	18,414,032
LIABILITIES:
Foreign currency overdraft	127	—	—	—
Payable for securities purchased	1,525,413	5	337,727	—
Deferred foreign capital gains tax liability (Note 2-C)	118,127	102,072	111,268	51,765
Due to Advisor (Note 4)	28,102	23,213	20,472	13,969
TOTAL LIABILITIES	1,671,769	125,290	469,467	65,734
NET ASSETS	$42,883,715	$35,158,140	$29,794,236	$18,348,298

SHARES OUTSTANDING:
(shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with a $0.001 par value)	1,200,000	940,000	1,050,000	720,000
Net asset value, offering price and redemption price	$35.74	$37.40	$28.38	$25.48
NET ASSETS CONSISTS OF:
Capital paid-in	$33,714,152	$27,257,253	$26,173,516	$18,357,123
Total distributable earnings/(accumulated loss)	9,169,563	7,900,887	3,620,720	(8,825)
NET ASSETS	$42,883,715	$35,158,140	$29,794,236	$18,348,298
(A) Investments at cost:
Unaffiliated Issuers	$34,217,714	$27,224,470	$24,241,687	$16,803,318
(B) Foreign Currency at Cost	$11	$1,776	$1,399	$369

See accompanying notes to financial statements.

Statements of Assets and Liabilities  (continued)December 31, 2025
	Matthews Pacific Tiger Active ETF	Matthews Asia Innovators Active ETF	Matthews China Active ETF
ASSETS:
Investments at value (A) (Note 2-A):
Unaffiliated issuers	$42,378,413	$80,090,827	$22,698,278
Cash	19,062	17,352	—
Segregated foreign currency at value (B)	—	5	—
Segregated cash	—	1,146	25
Foreign currency at value (B)	34	4,145	—
Dividends and interest receivable	33,178	68,717	21,868
Receivable for securities sold	256,775	634,372	—
TOTAL ASSETS	42,687,462	80,816,564	22,720,171
LIABILITIES:
Payable for securities purchased	—	952,006	—
Deferred foreign capital gains tax liability (Note 2-C)	71,387	229,207	—
Due to Advisor (Note 4)	28,099	52,051	15,454
TOTAL LIABILITIES	99,486	1,233,264	15,454
NET ASSETS	$42,587,976	$79,583,300	$22,704,717

SHARES OUTSTANDING:
(shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with a $0.001 par value)	1,250,000	2,250,000	800,000
Net asset value, offering price and redemption price	$34.07	$35.37	$28.38
NET ASSETS CONSISTS OF:
Capital paid-in	$34,394,255	$67,398,027	$25,488,076
Total distributable earnings/(accumulated loss)	8,193,721	12,185,273	(2,783,359)
NET ASSETS	$42,587,976	$79,583,300	$22,704,717
(A) Investments at cost:
Unaffiliated Issuers	$30,257,245	$57,693,399	$20,020,491
(B) Foreign Currency at Cost	$34	$4,125	$—

See accompanying notes to financial statements.

Statements of Assets and Liabilities  (continued)December 31, 2025
	Matthews China Discovery Active ETF	Matthews India Active ETF	Matthews Japan Active ETF
ASSETS:
Investments at value (A) (Note 2-A):
Unaffiliated issuers	$2,594,946	$9,925,462	$5,718,045
Foreign currency at value (B)	8,896	109,767	—
Dividends and interest receivable	1,472	131	5,859
Receivable for securities sold	16,652	27,938	8,782
Other receivable	—	—	432
TOTAL ASSETS	2,621,966	10,063,298	5,733,118
LIABILITIES:
Cash overdraft	—	19,962	—
Payable for securities purchased	17,685	58,374	15,220
Deferred foreign capital gains tax liability (Note 2-C)	—	349,134	—
Due to Advisor (Note 4)	1,996	6,515	3,949
TOTAL LIABILITIES	19,681	433,985	19,169
NET ASSETS	$2,602,285	$9,629,313	$5,713,949

SHARES OUTSTANDING:
(shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with a $0.001 par value)	80,000	320,000	160,000
Net asset value, offering price and redemption price	$32.53	$30.09	$35.71
NET ASSETS CONSISTS OF:
Capital paid-in	$2,039,619	$8,994,774	$4,834,275
Total distributable earnings/(accumulated loss)	562,666	634,539	879,674
NET ASSETS	$2,602,285	$9,629,313	$5,713,949
(A) Investments at cost:
Unaffiliated Issuers	$2,031,878	$8,112,941	$4,738,706
(B) Foreign Currency at Cost	$8,800	$109,831	$—
See accompanying notes to financial statements.

Statements of Assets and Liabilities  (continued)December 31, 2025
	Matthews Korea Active ETF	Matthews Asia Dividend Active ETF
ASSETS:
Investments at value (A) (Note 2-A):
Unaffiliated issuers	$72,469,508	$5,854,026
Cash	—	2,165
Segregated foreign currency at value (B)	—	196
Segregated cash	—	2
Foreign currency at value (B)	66	1,760
Dividends and interest receivable	243,705	10,585
Receivable for securities sold	1,843,181	—
Other receivable	—	313
TOTAL ASSETS	74,556,460	5,869,047
LIABILITIES:
Payable for securities purchased	1,636,625	—
Deferred foreign capital gains tax liability (Note 2-C)	—	1,740
Due to Advisor (Note 4)	47,000	3,924
TOTAL LIABILITIES	1,683,625	5,664
NET ASSETS	$72,872,835	$5,863,383

SHARES OUTSTANDING:
(shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with a $0.001 par value)	2,093,223	150,000
Net asset value, offering price and redemption price	$34.81	$39.09
NET ASSETS CONSISTS OF:
Capital paid-in	$47,810,856	$5,020,122
Total distributable earnings/(accumulated loss)	25,061,979	843,261
NET ASSETS	$72,872,835	$5,863,383
(A) Investments at cost:
Unaffiliated Issuers	$50,230,445	$4,964,277
(B) Foreign Currency at Cost	$66	$1,953
See accompanying notes to financial statements.

Statements of Operations Year Ended December 31, 2025

	Matthews Emerging Markets Equity Active ETF	Matthews Emerging Markets ex China Active ETF	Matthews Emerging Markets Sustainable Future Active ETF	Matthews Emerging Markets Discovery Active ETF
INVESTMENT INCOME:
Dividends—Unaffiliated Issuers	$939,993	$904,851	$436,841	$237,337
Interest	112,799	47,679	9,761	7,934
Foreign withholding tax	(96,659)	(89,760)	(47,053)	(30,315)
TOTAL INVESTMENT INCOME	956,133	862,770	399,549	214,956
EXPENSES:
Investment advisory fees (Note 4)	333,914	277,518	222,861	179,121
TOTAL EXPENSES	333,914	277,518	222,861	179,121
Advisory fees waived and expenses waived or reimbursed (Note 4)	—	—	—	(18,042)
NET EXPENSES	333,914	277,518	222,861	161,079
NET INVESTMENT INCOME (LOSS)	622,219	585,252	176,688	53,877
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY RELATED TRANSACTIONS, AND FOREIGN CAPITAL GAINS TAXES:
Net realized gain (loss) on investments—Unaffiliated Issuers	892,686	1,381,093	357,938	(429,079)
Net realized gain (loss) on in-kind redemptions — Unaffiliated Issuers	617,561	1,383,098	—	—
Net realized foreign capital gains tax	(44,312)	(21,601)	(22,083)	—
Net realized gain (loss) on foreign currency related transactions	(10,520)	(65,995)	(17,034)	(4,463)
Net change in unrealized appreciation/depreciation on investments—Unaffiliated Issuers	6,334,051	6,076,545	5,745,258	2,202,207
Net change in deferred foreign capital gains taxes on unrealized appreciation/depreciation	8,820	(69,274)	192,842	55,375
Net change in unrealized appreciation/depreciation on foreign currency related translations	1,333	912	281	394
Net realized and unrealized gain (loss) on investments, foreign currency related transactions, and foreign capital gains taxes	7,799,619	8,684,778	6,257,202	1,824,434
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$8,421,838	$9,270,030	$6,433,890	$1,878,311
See accompanying notes to financial statements.

Statements of Operations  (continued)Year Ended December 31, 2025

	Matthews Pacific Tiger Active ETF	Matthews Asia Innovators Active ETF	Matthews China Active ETF
INVESTMENT INCOME:
Dividends—Unaffiliated Issuers	$818,579	$615,180	$622,058
Interest	54,422	87,865	12,033
Foreign withholding tax	(101,667)	(86,978)	(43,614)
TOTAL INVESTMENT INCOME	771,334	616,067	590,477
EXPENSES:
Investment advisory fees (Note 4)	348,409	536,186	204,965
Other expenses	790	5,839	—
TOTAL EXPENSES	349,199	542,025	204,965
NET INVESTMENT INCOME (LOSS)	422,135	74,042	385,512
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY RELATED TRANSACTIONS, AND FOREIGN CAPITAL GAINS TAXES:
Net realized gain (loss) on investments—Unaffiliated Issuers	(16,153)	5,493,005	(740,645)
Net realized gain (loss) on in-kind redemptions — Unaffiliated Issuers	3,691,347	1,528,008	683,087
Net realized foreign capital gains tax	(21,081)	(219,527)	—
Net realized gain (loss) on foreign currency related transactions	(56,941)	(78,070)	(4,644)
Net change in unrealized appreciation/depreciation on investments—Unaffiliated Issuers	4,374,863	8,729,698	4,581,782
Net change in deferred foreign capital gains taxes on unrealized appreciation/depreciation	61,469	330,482	—
Net change in unrealized appreciation/depreciation on foreign currency related translations	2,225	(138)	221
Net realized and unrealized gain (loss) on investments, foreign currency related transactions, and foreign capital gains taxes	8,035,729	15,783,458	4,519,801
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$8,457,864	$15,857,500	$4,905,313
See accompanying notes to financial statements.

Statements of Operations  (continued)Year Ended December 31, 2025

	Matthews China Discovery Active ETF	Matthews India Active ETF	Matthews Japan Active ETF
INVESTMENT INCOME:
Dividends—Unaffiliated Issuers	$53,815	$107,958	$102,608
Interest	5,942	8,179	4,571
Foreign withholding tax	(1,985)	(27,401)	(11,503)
TOTAL INVESTMENT INCOME	57,772	88,736	95,676
EXPENSES:
Investment advisory fees (Note 4)	23,830	94,709	39,386
TOTAL EXPENSES	23,830	94,709	39,386
Advisory fees waived and expenses waived or reimbursed (Note 4)	(2,407)	—	—
NET EXPENSES	21,423	94,709	39,386
NET INVESTMENT INCOME (LOSS)	36,349	(5,973)	56,290
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY RELATED TRANSACTIONS, AND FOREIGN CAPITAL GAINS TAXES:
Net realized gain (loss) on investments—Unaffiliated Issuers	141,034	63,499	193,194
Net realized gain (loss) on in-kind redemptions — Unaffiliated Issuers	—	3,298	—
Net realized foreign capital gains tax	—	(17,065)	—
Net realized gain (loss) on foreign currency related transactions	(145)	(44,043)	(601)
Net change in unrealized appreciation/depreciation on investments—Unaffiliated Issuers	448,302	83,813	777,860
Net change in deferred foreign capital gains taxes on unrealized appreciation/depreciation	—	13,112	—
Net change in unrealized appreciation/depreciation on foreign currency related translations	93	(64)	48
Net realized and unrealized gain (loss) on investments, foreign currency related transactions, and foreign capital gains taxes	589,284	102,550	970,501
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$625,633	$96,577	$1,026,791
See accompanying notes to financial statements.

Statements of Operations  (continued)Year Ended December 31, 2025

	Matthews Korea Active ETF	Matthews Asia Dividend Active ETF
INVESTMENT INCOME:
Dividends—Unaffiliated Issuers	$1,040,744	$112,293
Interest	85,912	7,828
Foreign withholding tax	(174,582)	(10,057)
TOTAL INVESTMENT INCOME	952,074	110,064
EXPENSES:
Investment advisory fees (Note 4)	446,843	31,257
TOTAL EXPENSES	446,843	31,257
NET INVESTMENT INCOME (LOSS)	505,231	78,807
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY RELATED TRANSACTIONS, AND FOREIGN CAPITAL GAINS TAXES:
Net realized gain (loss) on investments—Unaffiliated Issuers	4,221,322	17,258
Net realized gain (loss) on in-kind redemptions — Unaffiliated Issuers	193,471	—
Net realized gain (loss) on foreign currency related transactions	(21,805)	923
Net change in unrealized appreciation/depreciation on investments—Unaffiliated Issuers	25,387,898	797,945
Net change in deferred foreign capital gains taxes on unrealized appreciation/depreciation	—	205
Net change in unrealized appreciation/depreciation on foreign currency related translations	(1,851)	9
Net realized and unrealized gain (loss) on investments, foreign currency related transactions, and foreign capital gains taxes	29,779,035	816,340
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$30,284,266	$895,147
See accompanying notes to financial statements.

Statements of Changes in Net Assets

Matthews Emerging Markets Equity Active ETF	Year Ended December 31, 2025	Year Ended December 31, 2024
OPERATIONS:
Net investment income (loss)	$622,219	$810,610
Net realized gain (loss) on investments, in-kind redemptions and foreign currency related transactions	1,455,415	4,088,001
Net change in unrealized appreciation/depreciation on investments and foreign currency related translations	6,335,384	913,695
Net change on foreign capital gains taxes on unrealized appreciation/depreciation	8,820	(56,452)
Net increase (decrease) in net assets resulting from operations	8,421,838	5,755,854
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions	(1,478,826)	(3,717,396)
Return of capital	—	(35,482)
Net decrease in net assets resulting from distributions	(1,478,826)	(3,752,878)
CAPITAL SHARE TRANSACTIONS (net) (Note 3)	(12,293,503)	(9,675,783)
Total increase (decrease) in net assets	(5,350,491)	(7,672,807)
NET ASSETS:
Beginning of year	48,234,206	55,907,013
End of year	$42,883,715	$48,234,206

Matthews Emerging Markets ex China Active ETF	Year Ended December 31, 2025	Year Ended December 31, 2024
OPERATIONS:
Net investment income (loss)	$585,252	$318,126
Net realized gain (loss) on investments and foreign currency related transactions	2,676,595	(959,110)
Net change in unrealized appreciation/depreciation on investments and foreign currency related translations	6,077,457	1,055,445
Net change on foreign capital gains taxes on unrealized appreciation/depreciation	(69,274)	(18,464)
Net increase (decrease) in net assets resulting from operations	9,270,030	395,997
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions	(708,177)	(362,864)
Return of capital	—	(11,705)
Net decrease in net assets resulting from distributions	(708,177)	(374,569)
CAPITAL SHARE TRANSACTIONS (net) (Note 3)	(11,366,260)	29,109,830
Total increase (decrease) in net assets	(2,804,407)	29,131,258
NET ASSETS:
Beginning of year	37,962,547	8,831,289
End of year	$35,158,140	$37,962,547

Matthews Emerging Markets Sustainable Future Active ETF	Year Ended December 31, 2025	Year Ended December 31, 2024
OPERATIONS:
Net investment income (loss)	$176,688	$101,560
Net realized gain (loss) on investments and foreign currency related transactions	318,821	120,343
Net change in unrealized appreciation/depreciation on investments and foreign currency related translations	5,745,539	(404,946)
Net change on foreign capital gains taxes on unrealized appreciation/depreciation	192,842	(281,653)
Net increase (decrease) in net assets resulting from operations	6,433,890	(464,696)
DISTRIBUTIONS TO SHAREHOLDERS:
Net decrease in net assets resulting from distributions	(2,126,901)	(797,850)
CAPITAL SHARE TRANSACTIONS (net) (Note 3)	1,225,882	11,369,312
Total increase (decrease) in net assets	5,532,871	10,106,766
NET ASSETS:
Beginning of year	24,261,365	14,154,599
End of year	$29,794,236	$24,261,365

See accompanying notes to financial statements.

Statements of Changes in Net Assets (continued)
Matthews Emerging Markets Discovery Active ETF	Year Ended December 31, 2025	For the Period Ended December 31, 2024[1]
OPERATIONS:
Net investment income (loss)	$53,877	$49,729
Net realized gain (loss) on investments and foreign currency related transactions	(433,542)	(448,144)
Net change in unrealized appreciation/depreciation on investments and foreign currency related translations	2,202,601	(625,052)
Net change on foreign capital gains taxes on unrealized appreciation/depreciation	55,375	(107,140)
Net increase (decrease) in net assets resulting from operations	1,878,311	(1,130,607)
DISTRIBUTIONS TO SHAREHOLDERS:
Net decrease in net assets resulting from distributions	(515,866)	(241,164)
CAPITAL SHARE TRANSACTIONS (net) (Note 3)	—	18,357,624
Total increase (decrease) in net assets	1,362,445	16,985,853
NET ASSETS:
Beginning of period	16,985,853	—
End of period	$18,348,298	$16,985,853

1	The Fund commenced operations on January 10, 2024.

Matthews Pacific Tiger Active ETF	Year Ended December 31, 2025	Year Ended December 31, 2024
OPERATIONS:
Net investment income (loss)	$422,135	$1,089,966
Net realized gain (loss) on investments, in-kind redemptions and foreign currency related transactions	3,597,172	(1,961,498)
Net change in unrealized appreciation/depreciation on investments and foreign currency related translations	4,377,088	4,747,126
Net change on foreign capital gains taxes on unrealized appreciation/depreciation	61,469	(14,312)
Net increase (decrease) in net assets resulting from operations	8,457,864	3,861,282
DISTRIBUTIONS TO SHAREHOLDERS:
Net decrease in net assets resulting from distributions	(446,813)	(541,304)
CAPITAL SHARE TRANSACTIONS (net) (Note 3)	(36,675,873)	(11,856,331)
Total increase (decrease) in net assets	(28,664,822)	(8,536,353)
NET ASSETS:
Beginning of year	71,252,798	79,789,151
End of year	$42,587,976	$71,252,798

Matthews Asia Innovators Active ETF	Year Ended December 31, 2025	Year Ended December 31, 2024
OPERATIONS:
Net investment income (loss)	$74,042	$228,254
Net realized gain (loss) on investments, in-kind redemptions and foreign currency related transactions	6,723,416	8,618,461
Net change in unrealized appreciation/depreciation on investments and foreign currency related translations	8,729,560	1,470,362
Net change on foreign capital gains taxes on unrealized appreciation/depreciation	330,482	(236,734)
Net increase (decrease) in net assets resulting from operations	15,857,500	10,080,343
DISTRIBUTIONS TO SHAREHOLDERS:
Net decrease in net assets resulting from distributions	(1,201,163)	(173,298)
CAPITAL SHARE TRANSACTIONS (net) (Note 3)	(17,021)	(29,772,464)
Total increase (decrease) in net assets	14,639,316	(19,865,419)
NET ASSETS:
Beginning of year	64,943,984	84,809,403
End of year	$79,583,300	$64,943,984

See accompanying notes to financial statements.

Statements of Changes in Net Assets (continued)
Matthews China Active ETF	Year Ended December 31, 2025	Year Ended December 31, 2024
OPERATIONS:
Net investment income (loss)	$385,512	$468,252
Net realized gain (loss) on investments, in-kind redemptions and foreign currency related transactions	(62,202)	(2,108,024)
Net change in unrealized appreciation/depreciation on investments and foreign currency related translations	4,582,003	4,659,615
Net increase (decrease) in net assets resulting from operations	4,905,313	3,019,843
DISTRIBUTIONS TO SHAREHOLDERS:
Net decrease in net assets resulting from distributions	(397,216)	(469,395)
CAPITAL SHARE TRANSACTIONS (net) (Note 3)	(17,835,026)	11,743,998
Total increase (decrease) in net assets	(13,326,929)	14,294,446
NET ASSETS:
Beginning of year	36,031,646	21,737,200
End of year	$22,704,717	$36,031,646

Matthews China Discovery Active ETF	Year Ended December 31, 2025	For the Period Ended December 31, 2024[1]
OPERATIONS:
Net investment income (loss)	$36,349	$123,019
Net realized gain (loss) on investments, in-kind redemptions and foreign currency related transactions	140,889	140,864
Net change in unrealized appreciation/depreciation on investments and foreign currency related translations	448,395	114,766
Net increase (decrease) in net assets resulting from operations	625,633	378,649
DISTRIBUTIONS TO SHAREHOLDERS:
Net decrease in net assets resulting from distributions	(92,570)	(112,438)
CAPITAL SHARE TRANSACTIONS (net) (Note 3)	—	1,803,011
Total increase (decrease) in net assets	533,063	2,069,222
NET ASSETS:
Beginning of period	2,069,222	—
End of period	$2,602,285	$2,069,222

1	The Fund commenced operations on January 10, 2024.

Matthews India Active ETF	Year Ended December 31, 2025	Year Ended December 31, 2024
OPERATIONS:
Net investment income (loss)	($5,973 )	($17,689 )
Net realized gain (loss) on investments, in-kind redemptions and foreign currency related transactions	5,689	(527,667)
Net change in unrealized appreciation/depreciation on investments and foreign currency related translations	83,749	1,244,848
Net change on foreign capital gains taxes on unrealized appreciation/depreciation	13,112	(273,215)
Net increase (decrease) in net assets resulting from operations	96,577	426,277
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions	(164,063)	(107,386)
Return of capital	(4,433)	—
Net decrease in net assets resulting from distributions	(168,496)	(107,386)
CAPITAL SHARE TRANSACTIONS (net) (Note 3)	(4,684,405)	8,126,833
Total increase (decrease) in net assets	(4,756,324)	8,445,724
NET ASSETS:
Beginning of year	14,385,637	5,939,913
End of year	$9,629,313	$14,385,637

See accompanying notes to financial statements.

Statements of Changes in Net Assets (continued)
Matthews Japan Active ETF	Year Ended December 31, 2025	Year Ended December 31, 2024
OPERATIONS:
Net investment income (loss)	$56,290	$29,393
Net realized gain (loss) on investments, in-kind redemptions and foreign currency related transactions	192,593	161,160
Net change in unrealized appreciation/depreciation on investments and foreign currency related translations	777,908	124,506
Net increase (decrease) in net assets resulting from operations	1,026,791	315,059
DISTRIBUTIONS TO SHAREHOLDERS:
Net decrease in net assets resulting from distributions	(292,344)	(37,412)
CAPITAL SHARE TRANSACTIONS (net) (Note 3)	2,513,637	1,135,697
Total increase (decrease) in net assets	3,248,084	1,413,344
NET ASSETS:
Beginning of year	2,465,865	1,052,521
End of year	$5,713,949	$2,465,865

Matthews Korea Active ETF	Year Ended December 31, 2025	Year Ended December 31, 2024
OPERATIONS:
Net investment income (loss)	$505,231	$173,986
Net realized gain (loss) on investments, in-kind redemptions and foreign currency related transactions	4,392,988	1,628,115
Net change in unrealized appreciation/depreciation on investments and foreign currency related translations	25,386,047	(11,591,256)
Net increase (decrease) in net assets resulting from operations	30,284,266	(9,789,155)
DISTRIBUTIONS TO SHAREHOLDERS:
Net decrease in net assets resulting from distributions	(1,889,511)	(2,471,651)
CAPITAL SHARE TRANSACTIONS (net) (Note 3)	(381,999)	(10,049,732)
Total increase (decrease) in net assets	28,012,756	(22,310,538)
NET ASSETS:
Beginning of year	44,860,079	67,170,617
End of year	$72,872,835	$44,860,079

Matthews Asia Dividend Active ETF	Year Ended December 31, 2025	Year Ended December 31, 2024
OPERATIONS:
Net investment income (loss)	$78,807	$34,707
Net realized gain (loss) on investments and foreign currency related transactions	18,181	71,325
Net change in unrealized appreciation/depreciation on investments and foreign currency related translations	797,954	8,220
Net change on foreign capital gains taxes on unrealized appreciation/depreciation	205	(512)
Net increase (decrease) in net assets resulting from operations	895,147	113,740
DISTRIBUTIONS TO SHAREHOLDERS:
Net decrease in net assets resulting from distributions	(151,212)	(96,121)
CAPITAL SHARE TRANSACTIONS (net) (Note 3)	1,917,081	1,603,057
Total increase (decrease) in net assets	2,661,016	1,620,676
NET ASSETS:
Beginning of year	3,202,367	1,581,691
End of year	$5,863,383	$3,202,367
See accompanying notes to financial statements.

Financial Highlights
Matthews Emerging Markets Equity Active ETF
The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.
	Year Ended Dec. 31, 2025	Year Ended Dec. 31, 2024	Year Ended Dec. 31, 2023	Period Ended Dec. 31, 2022[1]

Net Asset Value, beginning of Period	$29.06	$28.24	$26.27	$25.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[2]	0.47	0.44	0.44	0.23
Net realized gain (loss) and unrealized appreciation/depreciation on investments, foreign currency related transactions and foreign capital gains taxes	7.48	2.65	1.53	1.18
Total from investment operations	7.95	3.09	1.97	1.41
LESS DISTRIBUTIONS FROM:
Net investment income	(0.69)	(0.36)	— [3]	(0.14)
Net realized gains on investments	(0.58)	(1.89)	—	—
Return of capital	—	(0.02)	—	—
Total distributions	(1.27)	(2.27)	—	(0.14)
Net Asset Value, end of Period	$35.74	$29.06	$28.24	$26.27
TOTAL RETURN[4]	27.53%	10.79%	7.51%	5.63% [5]
RATIOS/SUPPLEMENTAL DATA
Net assets, end of Period (in 000’s)	$42,884	$48,234	$55,907	$6,304
Ratio of expenses to average net assets (Note 4)	0.79%	0.79%	0.79%	0.79% [6]
Ratio of net investment income (loss) to average net assets	1.47%	1.46%	1.64%	1.93% [6]
Portfolio turnover	118.38%	209.01%	54.86%	15.47% [5]

1	The Fund commenced operations on July 13, 2022.
2	Calculated using the average daily shares method.
3	Less than $0.01 per share.
4	The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.
5	Not annualized.
6	Annualized.
See accompanying notes to financial statements.

Financial Highlights (continued)
Matthews Emerging Markets ex China Active ETF
The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.
	Year Ended Dec. 31, 2025	Year Ended Dec. 31, 2024	Period Ended Dec. 31, 2023[1]

Net Asset Value, beginning of Period	$29.20	$27.60	$25.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[2]	0.53	0.39	0.45
Net realized gain (loss) and unrealized appreciation/depreciation on investments and foreign currency related transactions	8.42	1.50	2.46
Total from investment operations	8.95	1.89	2.91
LESS DISTRIBUTIONS FROM:
Net investment income	(0.75)	(0.28)	(0.31)
Return of capital	—	(0.01)	—
Total distributions	(0.75)	(0.29)	(0.31)
Net Asset Value, end of Period	$37.40	$29.20	$27.60
TOTAL RETURN[3]	30.78%	6.83%	11.68% [4]
RATIOS/SUPPLEMENTAL DATA
Net assets, end of Period (in 000’s)	$35,158	$37,963	$8,831
Ratio of expenses to average net assets (Note 4)	0.79%	0.79%	0.79% [5]
Ratio of net investment income (loss) to average net assets	1.67%	1.32%	1.81% [5]
Portfolio turnover	102.24%	115.95%	28.64% [4]

1	The Fund commenced operations on January 10, 2023.
2	Calculated using the average daily shares method.
3	The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.
4	Not annualized.
5	Annualized.
See accompanying notes to financial statements.

Financial Highlights (continued)
Matthews Emerging Markets Sustainable Future Active ETF
The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.
	Year Ended Dec. 31, 2025	Year Ended Dec. 31, 2024	Period Ended Dec. 31, 2023[1]

Net Asset Value, beginning of Period	$24.26	$25.74	$25.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[2]	0.17	0.12	— [3]
Net realized gain (loss) and unrealized appreciation/depreciation on investments and foreign currency related transactions	5.97	(0.80)	0.75
Total from investment operations	6.14	(0.68)	0.75
LESS DISTRIBUTIONS FROM:
Net investment income	(1.92)	(0.67)	(0.01)
Net realized gains on investments	(0.10)	(0.13)	—
Total distributions	(2.02)	(0.80)	(0.01)
Net Asset Value, end of Period	$28.38	$24.26	$25.74
TOTAL RETURN[4]	25.68%	(2.74% )	2.98% [5]
RATIOS/SUPPLEMENTAL DATA
Net assets, end of Period (in 000’s)	$29,794	$24,261	$14,155
Ratio of expenses to average net assets (Note 4)	0.79%	0.79%	0.79% [6]
Ratio of net investment income (loss) to average net assets	0.63%	0.45%	0.07% [6]
Portfolio turnover	65.47%	45.12%	0.37% [5]

1	The Fund commenced operations on September 21, 2023.
2	Calculated using the average daily shares method.
3	Less than $0.01 per share.
4	The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.
5	Not annualized.
6	Annualized.
See accompanying notes to financial statements.

Financial Highlights (continued)
Matthews Emerging Markets Discovery Active ETF
The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.
	Year Ended Dec. 31, 2025	Period Ended Dec. 31, 2024[1]

Net Asset Value, beginning of Period	$23.59	$25.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[2]	0.07	0.13
Net realized gain (loss) and unrealized appreciation/depreciation on investments and foreign currency related transactions	2.54	(1.21)
Total from investment operations	2.61	(1.08)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.72)	(0.33)
Net Asset Value, end of Period	$25.48	$23.59
TOTAL RETURN[3]	11.14%	(4.33% )[4]
RATIOS/SUPPLEMENTAL DATA
Net assets, end of Period (in 000’s)	$18,348	$16,986
Ratio of expenses to average net assets before any wavier of expenses by Advisor (Note 4)	0.99%	0.99% [5]
Ratio of expenses to average net assets after any waiver of expenses by Advisor (Note 4)	0.89%	0.89% [5]
Ratio of net investment income (loss) to average net assets	0.30%	0.54% [5]
Portfolio turnover	42.43%	39.15% [4]

1	The Fund commenced operations on January 10, 2024.
2	Calculated using the average daily shares method.
3	The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.
4	Not annualized.
5	Annualized.
See accompanying notes to financial statements.

Financial Highlights (continued)
Matthews Pacific Tiger Active ETF
The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.
	Year Ended Dec. 31, 2025	Year Ended Dec. 31, 2024	Period Ended Dec. 31, 2023[1]

Net Asset Value, beginning of Period	$26.39	$25.33	$25.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[2]	0.28	0.34	0.05
Net realized gain (loss) and unrealized appreciation/depreciation on investments and foreign currency related transactions	7.76	0.87	0.31
Total from investment operations	8.04	1.21	0.36
LESS DISTRIBUTIONS FROM:
Net investment income	(0.36)	(0.08)	(0.03)
Net realized gains on investments	—	(0.07)	—
Total distributions	(0.36)	(0.15)	(0.03)
Net Asset Value, end of Period	$34.07	$26.39	$25.33
TOTAL RETURN[3]	30.51%	4.78%	1.44% [4]
RATIOS/SUPPLEMENTAL DATA
Net assets, end of Period (in 000’s)	$42,588	$71,253	$79,789
Ratio of expenses to average net assets (Note 4)	0.79%	0.79%	0.79% [5]
Ratio of net investment income (loss) to average net assets	0.96%	1.30%	0.80% [5]
Portfolio turnover	113.04%	451.30%	12.07% [4]

1	The Fund commenced operations on September 21, 2023.
2	Calculated using the average daily shares method.
3	The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.
4	Not annualized.
5	Annualized.
See accompanying notes to financial statements.

Financial Highlights (continued)
Matthews Asia Innovators Active ETF
The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.
	Year Ended Dec. 31, 2025	Year Ended Dec. 31, 2024	Year Ended Dec. 31, 2023	Period Ended Dec. 31, 2022[1]

Net Asset Value, beginning of Period	$27.64	$23.56	$24.24	$25.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[2]	0.03	0.09	0.09	(0.04)
Net realized gain (loss) and unrealized appreciation/depreciation on investments and foreign currency related transactions	8.23	4.06	(0.54)	(0.72)
Total from investment operations	8.26	4.15	(0.45)	(0.76)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.53)	(0.07)	(0.23)	—
Net Asset Value, end of Period	$35.37	$27.64	$23.56	$24.24
TOTAL RETURN[3]	29.97%	17.60%	(1.83% )	(3.04% )[4]
RATIOS/SUPPLEMENTAL DATA
Net assets, end of Period (in 000’s)	$79,583	$64,944	$84,809	$105,439
Ratio of expenses to average net assets (Note 4)	0.80%	0.79%	0.79%	0.79% [5]
Ratio of net investment income (loss) to average net assets	0.11%	0.33%	0.39%	(0.33% )[5]
Portfolio turnover	101.95%	268.33%	277.86%	72.56% [4]

1	The Fund commenced operations on July 13, 2022.
2	Calculated using the average daily shares method.
3	The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.
4	Not annualized.
5	Annualized.
See accompanying notes to financial statements.

Financial Highlights (continued)
Matthews China Active ETF
The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.
	Year Ended Dec. 31, 2025	Year Ended Dec. 31, 2024	Year Ended Dec. 31, 2023	Period Ended Dec. 31, 2022[1]

Net Asset Value, beginning of Period	$22.24	$19.07	$24.04	$25.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[2]	0.38	0.36	0.25	(0.03)
Net realized gain (loss) and unrealized appreciation/depreciation on investments and foreign currency related transactions	6.26	3.10	(4.91)	(0.93)
Total from investment operations	6.64	3.46	(4.66)	(0.96)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.50)	(0.29)	(0.31)	—
Net Asset Value, end of Period	$28.38	$22.24	$19.07	$24.04
TOTAL RETURN[3]	29.85%	18.13%	(19.35% )	(3.84% )[4]
RATIOS/SUPPLEMENTAL DATA
Net assets, end of Period (in 000’s)	$22,705	$36,032	$21,737	$10,099
Ratio of expenses to average net assets (Note 4)	0.79%	0.79%	0.79%	0.79% [5]
Ratio of net investment income (loss) to average net assets	1.49%	1.74%	1.15%	(0.24% )[5]
Portfolio turnover	39.13%	55.22%	58.98%	12.48% [4]

1	The Fund commenced operations on July 13, 2022.
2	Calculated using the average daily shares method.
3	The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.
4	Not annualized.
5	Annualized.
See accompanying notes to financial statements.

Financial Highlights (continued)
Matthews China Discovery Active ETF
The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.
	Year Ended Dec. 31, 2025	Period Ended Dec. 31, 2024[1]

Net Asset Value, beginning of Period	$25.87	$25.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[2]	0.45	1.20
Net realized gain (loss) and unrealized appreciation/depreciation on investments and foreign currency related transactions	7.37	1.08
Total from investment operations	7.82	2.28
LESS DISTRIBUTIONS FROM:
Net investment income	(0.79)	(1.41)
Net realized gains on investments	(0.37)	—
Total distributions	(1.16)	(1.41)
Net Asset Value, end of Period	$32.53	$25.87
TOTAL RETURN[3]	30.24%	9.10% [4]
RATIOS/SUPPLEMENTAL DATA
Net assets, end of Period (in 000’s)	$2,602	$2,069
Ratio of expenses to average net assets before any wavier of expenses by Advisor (Note 4)	0.99%	0.99% [5]
Ratio of expenses to average net assets after any waiver of expenses by Advisor (Note 4)	0.89%	0.89% [5]
Ratio of net investment income (loss) to average net assets	1.51%	4.82% [5]
Portfolio turnover	43.98%	115.31% [4]

1	The Fund commenced operations on January 10, 2024.
2	Calculated using the average daily shares method.
3	The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.
4	Not annualized.
5	Annualized.
See accompanying notes to financial statements.

Financial Highlights (continued)
Matthews India Active ETF
The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.
	Year Ended Dec. 31, 2025	Year Ended Dec. 31, 2024	Period Ended Dec. 31, 2023[1]

Net Asset Value, beginning of Period	$29.97	$27.00	$25.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[2]	(0.01)	(0.04)	(0.03)
Net realized gain (loss) and unrealized appreciation/depreciation on investments and foreign currency related transactions	0.66	3.18	2.03
Total from investment operations	0.65	3.14	2.00
LESS DISTRIBUTIONS FROM:
Net investment income	(0.52)	(0.02)	—
Net realized gains on investments	—	(0.15)	—
Return of capital	(0.01)	—	—
Total distributions	(0.53)	(0.17)	—
Net Asset Value, end of Period	$30.09	$29.97	$27.00
TOTAL RETURN[3]	2.18%	11.61%	8.00% [4]
RATIOS/SUPPLEMENTAL DATA
Net assets, end of Period (in 000’s)	$9,629	$14,386	$5,940
Ratio of expenses to average net assets (Note 4)	0.79%	0.79%	0.79% [5]
Ratio of net investment income (loss) to average net assets	(0.05% )	(0.14% )	(0.37% )[5]
Portfolio turnover	67.54%	127.51%	14.97% [4]

1	The Fund commenced operations on September 21, 2023.
2	Calculated using the average daily shares method.
3	The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.
4	Not annualized.
5	Annualized.
See accompanying notes to financial statements.

Financial Highlights (continued)
Matthews Japan Active ETF
The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.
	Year Ended Dec. 31, 2025	Year Ended Dec. 31, 2024	Period Ended Dec. 31, 2023[1]

Net Asset Value, beginning of Period	$30.82	$26.31	$25.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[2]	0.38	0.34	0.14
Net realized gain (loss) and unrealized appreciation/depreciation on investments and foreign currency related transactions	6.33	4.64	1.30
Total from investment operations	6.71	4.98	1.44
LESS DISTRIBUTIONS FROM:
Net investment income	(1.38)	(0.47)	(0.13)
Net realized gains on investments	(0.44)	—	—
Total distributions	(1.82)	(0.47)	(0.13)
Net Asset Value, end of Period	$35.71	$30.82	$26.31
TOTAL RETURN[3]	21.79%	18.92%	5.79% [4]
RATIOS/SUPPLEMENTAL DATA
Net assets, end of Period (in 000’s)	$5,714	$2,466	$1,053
Ratio of expenses to average net assets (Note 4)	0.79%	0.79%	0.79% [5]
Ratio of net investment income (loss) to average net assets	1.13%	1.12%	2.07% [5]
Portfolio turnover	121.81%	103.46%	45.53% [4]

1	The Fund commenced operations on September 21, 2023.
2	Calculated using the average daily shares method.
3	The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.
4	Not annualized.
5	Annualized.
See accompanying notes to financial statements.

Financial Highlights (continued)
Matthews Korea Active ETF
The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.
	Year Ended Dec. 31, 2025	Year Ended Dec. 31, 2024	Year Ended Dec. 31, 2023[1,2]	Year Ended Dec. 31, 2022[2]	Year Ended Dec. 31, 2021[2]

Net Asset Value, beginning of Period	$21.03	$26.31	$23.18	$34.53	$37.05
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[3]	0.24	0.07	0.55	0.36	0.36
Net realized gain (loss) and unrealized appreciation/depreciation on investments and foreign currency related transactions	14.44	(4.25)	3.00	(9.07)	(0.42)
Total from investment operations	14.68	(4.18)	3.55	(8.71)	(0.06)
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.80)	(0.42)	—	(0.66)
Net realized gains on investments	(0.90)	(0.30)	—	(2.64)	(1.80)
Total distributions	(0.90)	(1.10)	(0.42)	(2.64)	(2.46)
Net Asset Value, end of Period	$34.81	$21.03	$26.31	$23.18	$34.53
TOTAL RETURN[4]	70.14%	(16.10% )	15.41%	(25.39% )	(0.16% )
RATIOS/SUPPLEMENTAL DATA
Net assets, end of Period (in 000’s)	$72,873	$44,860	$67,171	$9,166	$14,998
Ratio of expenses to average net assets (Note 4)	0.79%	0.79%	0.88%	1.08%	0.98%
Ratio of net investment income (loss) to average net assets	0.89%	0.29%	2.26%	1.20%	0.93%
Portfolio turnover	69.93%	41.08%	31.75%	56.94%	40.18%

1
The Matthews Korea Active ETF acquired all assets and liabilities of the Matthews Korea Fund (the “Predecessor Fund”) in a reorganization that occurred on July 14, 2023. The performance and financial history of the Predecessor Fund’s Institutional Class have been adopted by the Matthews Korea Active ETF. As a result, the information prior to July 14, 2023 reflects that of the Predecessor
Fund’s Institutional Class. The Predecessor Fund ceased operations as of the date of the reorganization.

2	On June 23, 2023, the Predecessor Fund effected a reverse share split with a ratio of 1 : 0.166538 (old to new). All per share data has been adjusted to reflect the reverse share split.
3	Calculated using the average daily shares method.
4	The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.
See accompanying notes to financial statements.

Financial Highlights (continued)
Matthews Asia Dividend Active ETF
The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.
	Year Ended Dec. 31, 2025	Year Ended Dec. 31, 2024	Period Ended Dec. 31, 2023[1]

Net Asset Value, beginning of Period	$32.02	$31.63	$30.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[2]	0.71	0.68	0.12
Net realized gain (loss) and unrealized appreciation/depreciation on investments and foreign currency related transactions	7.52	1.63	1.63
Total from investment operations	8.23	2.31	1.75
LESS DISTRIBUTIONS FROM:
Net investment income	(0.94)	(0.81)	(0.12)
Net realized gains on investments	(0.22)	(1.11)	—
Total distributions	(1.16)	(1.92)	(0.12)
Net Asset Value, end of Period	$39.09	$32.02	$31.63
TOTAL RETURN[3]	25.91%	7.30%	5.83% [4]
RATIOS/SUPPLEMENTAL DATA
Net assets, end of Period (in 000’s)	$5,863	$3,202	$1,582
Ratio of expenses to average net assets (Note 4)	0.79%	0.79%	0.79% [5]
Ratio of net investment income (loss) to average net assets	1.99%	2.07%	1.45% [5]
Portfolio turnover	57.82%	37.62%	5.82% [4]

1	The Fund commenced operations on September 21, 2023.
2	Calculated using the average daily shares method.
3	The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.
4	Not annualized.
5	Annualized.
See accompanying notes to financial statements.

Notes to Financial Statements
1.
ORGANIZATION
Matthews International Funds (d/b/a Matthews Asia Funds) (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of December 31, 2025, the Trust issued twenty-four separate series of shares. This shareholder report pertains to twelve of those series (each a “Fund”, and collectively, the “Funds”): Matthews Emerging Markets Equity Active ETF, Mathews Emerging Markets ex China Active ETF, Matthews Emerging Markets Sustainable Future Active ETF, Matthews Emerging Markets Discovery Active ETF, Matthews Pacific Tiger Active ETF, Matthews Asia Innovators Active ETF, Matthews China Active ETF, Matthews China Discovery Active ETF, Matthews India Active ETF, Matthews Japan Active ETF, Matthews Korea Active ETF and Matthews Asia Dividend Active ETF. All of the Funds are considered diversified with the exception of Matthews Emerging Markets Sustainable Future Active ETF, Matthews Emerging Markets Discovery Active ETF, Matthews China Discovery Active ETF and Matthews India Active ETF, which are considered non-diversified. The other twelve separate series of the Trust are mutual funds and are covered in a separate shareholder report.
The Funds issue and redeem shares at their net asset value per share (NAV) only in large blocks of shares (Creation Units). These transactions are usually in exchange for a basket of securities and/or an amount of cash. As a practical matter, only institutional investors who have entered into an authorized participant agreement may purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the Funds are not redeemable securities.
Individual shares of the Funds trade on national securities exchanges and elsewhere during the trading day and can only be bought and sold at market prices throughout the trading day through a broker-dealer. Because fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). A chart showing the frequency at which each fund’s daily closing market price was at a premium or discount to each fund’s NAV can be found at www.matthewsasia.com.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements. Each Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
A.
SECURITY VALUATION: Pursuant to Rule 2a-5 under the 1940 Act, the Funds’ Board of Trustees (the “Board”) has designated authority to a Valuation Designee, Matthews International Capital Management, LLC (“Matthews”), the Funds’ investment advisor (the “investment advisor”), to make fair valuation determinations under adopted procedures subject to Board oversight. Matthews has formed a Valuation Committee (the “Valuation Committee”) to administer the pricing and valuation of portfolio securities and other assets and liabilities and to ensure that prices determined by Matthews or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value. The value of the Trust’s securities is based on market quotations for those securities, or on their fair value determined by the valuation policies approved by the Board. Market quotations and valuation information are provided by commercial pricing services or securities dealers that are independent of the Funds and Matthews in accordance with procedures established by the Valuation Designee. Foreign exchange-traded securities are valued as of the close of trading on the primary exchange on which they trade. Securities that trade in over-the-counter markets, including most debt securities (bonds), may be valued by other third-party vendors or by using indicative bid quotations from dealers or market makers, or other available market information. Market values for securities are determined based on quotations, market data or other information from the principal (or most advantageous) market on which the security is traded. Market quotations for equity securities used by the Funds include last reported sale prices, or, if such prices are not reported or available, bid and ask prices. The Funds may also utilize independent pricing services to assist them in determining a current market value for each security based on sources believed to be reliable.
When fair value pricing is employed, the prices of securities used by a Fund to calculate its Net Asset Value (“NAV”) may differ from any quoted or published prices for the same securities for that day. Events affecting the value of foreign investments may occur between the time at which they are determined and when the Funds calculate their NAV, which is normally the close of trading on the NYSE. If such events render market quotations unreliable, and the impact of such events can be reasonably determined, the investments will be valued at their fair value in accordance with pricing policies. The fair value of a security held by the Funds may be determined using the services of third-party pricing services to assist in this process.
The books and records of the Funds are maintained in U.S. dollars. Transactions, portfolio securities, and assets and liabilities denominated in a foreign currency are translated and recorded in U.S. dollars at the prevailing exchange rates. The Fund does not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on investments on the Statement of Operations. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period.
Foreign securities held by the Funds may be traded on days and at times when the NYSE and the Nasdaq are closed. Accordingly, the value of the Funds may be significantly affected on days when shareholders have no access to the Funds.
B.
FAIR VALUE MEASUREMENTS: The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
Level 1: Unadjusted quoted prices in active markets for identical securities (foreign securities that are valued based on market quotations).
Level 2: Other significant observable inputs. Certain foreign securities may be fair valued by Matthews using information such as quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and foreign exchange. Additionally, external pricing services may be used when the Funds determine that events affecting the value of foreign securities which occur between the time at which they are determined and the close of trading on the NYSE render market quotations unreliable.

Notes to Financial Statements   (continued)
Level 3: Significant unobservable inputs. Level 3 securities are valued based on significant unobservable inputs as determined under procedures approved by the Board. Characterization of such securities as Level 3 securities are not necessarily an indication of their liquidity or the risk associated with investing in these securities. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 securities and could impact overall Fund performance.
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
On December 31, 2025, securities held by the Matthews Emerging Markets Sustainable Future Active ETF, Matthews Emerging Markets Discovery Active ETF, Matthews China Active ETF, Matthews China Discovery Active ETF, Matthews Japan Active ETF and Matthews Korea Active ETF were classified as Level 1, based on the inputs used to determine their fair values.
On December 31, 2025, the following Funds had level 1, level 2 and level 3 fair valued securities:
Levels for Multi-Country Funds (1 of 2):
Summary of inputs used to determine the fair valuation of multi-country Funds’ investments as of December 31, 2025.
	Matthews Emerging Markets Equity Active ETF	Matthews Emerging Markets ex China Active ETF	Matthews Pacific Tiger Active ETF	Matthews Asia Innovators Active ETF	Matthews Asia Dividend Active ETF
Assets:
Investments:
Level 1: Quoted Prices
Common Equities:
Argentina	$—	$281,513	$—	$—	$—
Australia	—	—	—	—	364,673
Brazil	2,917,547	3,051,860	—	—	—
Chile	947,888	—	—	—	—
China/Hong Kong	12,283,536	—	14,042,936	30,255,157	1,892,329
Greece	—	367,970	—	—	—
India	5,937,290	5,837,122	6,810,202	10,547,742	310,276
Indonesia	—	1,580,604	394,864	—	63,586
Japan	—	—	—	1,588,705	1,296,738
Macau	236,315	—	—	—	—
Malaysia	—	736,268	593,111	—	—
Mexico	776,382	543,608	—	—	—
Peru	—	563,196	—	—	—
Philippines	330,248	1,089,371	422,505	—	—
Poland	—	618,388	—	—	—
Saudi Arabia	—	330,940	—	—	—
Singapore	342,488	1,050,776	1,709,171	2,440,682	191,862
South Africa	1,212,540	1,307,427	—	—	—
South Korea	8,221,433	6,971,272	7,341,602	14,680,850	720,144
Taiwan	7,210,165	7,030,001	8,726,504	17,935,895	754,595
United Arab Emirates	642,951	403,655	—	—	—
United States	—	702,975	—	—	—
Vietnam	275,989	1,267,527	199,442	—	—
Preferred Equities:
Brazil	—	11,039	—	—	—
Short-Term Investments	2,887,128	339,940	1,684,902	2,230,916	213,202
Total	44,221,900	34,085,452	41,925,239	79,679,947	5,807,405
Level 2: Other Significant Observable Inputs
Common Equities:
China/Hong Kong	—	—	—	410,880	—
Thailand	262,063	1,092,894	435,967	—	45,823
Total	262,063	1,092,894	435,967	410,880	45,823
Level 3: Other Significant Observable Inputs
Common Equities:
India	—	—	12,127	—	798
Preferred Equities:
India	4,836	—	5,080	—	—
Total Market Value of Investments	$44,488,799	$35,178,346	$42,378,413	$80,090,827	$5,854,026

Notes to Financial Statements   (continued)
Levels for Single Country Funds:
Summary of inputs used to determine the fair valuation of the single country Fund’s investments as of December 31, 2025.
Matthews India Active ETF
Assets:
Investments:
Level 1: Quoted Prices
Common Equities:
Communication Services	$330,835
Consumer Discretionary	2,787,381
Consumer Staples	692,998
Energy	364,001
Financials	3,315,150
Health Care	763,141
Industrials	411,836
Information Technology	943,592
Materials	311,455
Total	9,920,389
Level 3: Other Significant Observable Inputs
Common Equities:
Consumer Staples	2,971
Preferred Equities:
Consumer Discretionary	2,102
Total Market Value of Investments	$9,925,462
Changes in the Balances of Level 3 Securities:
The Funds’ policy is to recognize transfers in and transfers out of Level 3 as of the beginning of the reporting period.
	Matthews Emerging Markets Equity Active ETF	Matthews Emerging Markets Discovery Active ETF	Matthews Pacific Tiger Active ETF		Matthews India Active ETF		Matthews Asia Dividend Active ETF
	Preferred Equities — India	Common Equities — India	Common Equities — India	Preferred Equities — India	Common Equities — Consumer Staples	Preferred Equities — Consumer Discretionary	Common Equities — India
Balance as of 12/31/24(market value)	—	105,586	—	—	—	—	—
Accrued discounts/premiums	—	—	—	—	—	—	—
Realized gain/(loss)	—	—	—	—	—	—	—
Change in unrealized appreciation/depreciation	4,836	—	15	5,080	4	2,102	—
Purchases	—	—	12,112	—	2,967	—	798
Sales	—	—	—	—	—	—	—
Transfers in to Level 3	—	—	—	—	—	—	—
Transfer out of Level 3**	—	(105,586)	—	—	—	—	—
Balance as of Current 12/31/25(market value)	$4,836	$—	$12,127	$5,080	$2,971	$2,102	$798
Net change in unrealized appreciation/depreciation on Level 3 investments held as of 12/31/25*	$4,836	—	$15	5,080	$4	2,102	—

**Transfers out of Level 3 were because observable market data became available for the security.
*Included in the related amounts on the Statements of Operations.

Notes to Financial Statements   (continued)
C.
RISKS ASSOCIATED WITH NON-U.S. COMPANIES: Investments by the Funds in the securities of non-U.S. companies may involve investment risks not typically associated with investments in U.S. issuers. These risks include possible political, economic, social and religious instability; inadequate investor protection; changes in laws or regulations of Emerging Market or Asia Pacific countries where the Funds may invest; international relations  with other nations; natural disasters; corruption; and military activity. Foreign securities may trade in securities markets that are substantially smaller, less developed, less liquid and more volatile than the major securities markets in the United States. Foreign securities may be subject to greater fluctuations in price than securities of domestic corporations or the U.S. government. Foreign investing may also include the risk of expropriation or confiscatory taxation, limitation on the removal of funds or other assets, currency crises and exchange controls, the imposition of foreign withholding tax on the interest income payable on such instruments, the possible seizure or nationalization of foreign deposits or assets, or the adoption of other foreign government restrictions that might adversely affect the foreign securities held by the Funds. Additionally, Emerging Market and Asia Pacific countries may utilize formal or informal currency exchange controls or “capital controls” that may limit the ability to repatriate investments or income or adversely affect the value of portfolio investments. The economies of many Emerging Market and Asia Pacific countries differ from the economies of more developed countries in many respects, such as their rate of growth, inflation, capital reinvestment, resource self-sufficiency and dependence on other economies, financial system stability, the national balance of payments position and sensitivity to changes in global trade.
Certain Emerging Market and Asia Pacific countries are highly dependent upon and may be affected by developments in the economies of other countries. Non-U.S. companies are subject to different accounting, auditing, and financial reporting standards, practices, and requirements than U.S. companies. There is generally less government regulation of stock exchanges, brokers, and listed companies abroad than in the United States, which may result in less transparency with respect to a company’s operations, and make obtaining information about them more difficult (or such information may be unavailable).
Among other risks of investing in foreign markets, particularly those of emerging and frontier markets in which the Funds invest, are the variable quality and reliability of financial information and related audits of companies. In some cases, financial information and related audits can be unreliable and not subject to verification. Auditing firms in some of these markets are not subject to independent inspection or oversight of audit quality. For example, China does not allow the Public Company Accounting Oversight Board to inspect the work that auditors perform in China for Chinese companies that sell stock into U.S. markets. This can result in investment decisions being made based on flawed or misleading information.
Foreign stock markets, particularly those of emerging and frontier markets in which the Funds invest, may not be as developed or efficient as those in more developed markets such as the United States, and the absence of negotiated brokerage commissions in certain countries may result in higher brokerage fees. The time between the trade and settlement dates of securities transactions on foreign exchanges ranges from one day to four weeks or longer and may result in higher custody charges. Custodial arrangements may be less well developed than in the United States. Foreign securities are generally denominated and pay distributions in foreign currencies, exposing the Funds to changes in foreign currency exchange rates. Investing in any Emerging Market or Asia Pacific country will also entail risks specific and unique to that country, and these risks can be significant and change rapidly.
Changes in interest rates in each of the countries in which the Funds may invest, as well as interest rates in more-developed countries, may cause a decline in the market value of an investment. Generally, fixed income securities will decrease in value when interest rates rise and can be expected to rise in value when interest rates decline. As interest rates decline, debt issuers may repay or refinance their loans or obligations earlier than anticipated.
The Funds may invest in certain operating companies in China through legal structures known as variable interest entities (“VIEs”). In China, ownership of companies in certain sectors, such as technology, media, and telecommunications, by non-Chinese individuals and entities (including U.S. persons and entities such as the Fund) is prohibited. In order to facilitate foreign investment in these businesses, many Chinese companies have created VIEs, through which foreign investors hold stock in an offshore holding company or a special purpose vehicle (“SPV”)  that has entered into contractual arrangements with a China-based operating company, allowing U.S. investors to obtain economic exposure to the China-based company through contractual means rather than through formal equity ownership. Shares of the offshore holding company or SPV, in turn, may be listed and traded on exchanges outside of mainland China and made available to non-Chinese investors.
VIEs are a longstanding industry practice and well known to officials and regulators in China; however, VIEs are not formally recognized under Chinese law. Recently, the government of China placed restrictions on China-based companies raising capital offshore, including through VIE structures. Investors face uncertainty about future actions by the government of China that could significantly affect an operating company’s financial performance and the enforceability of an offshore holding company’s or SPV’s contractual arrangements. In addition, the interests of the Chinese equity holders of an operating company may not align with those of foreign investors in the offshore holding company or SPV. Investments in Chinese VIEs present significant risks. Under extreme circumstances, China might prohibit the existence of VIEs or sever their ability to transmit economic and governance rights to foreign investors. In addition, listed holding companies or SPVs acting as VIEs may also face delisting or other regulatory consequences for failure to meet the requirements of U.S. exchanges and regulators. If any of these events take place, the market value of a Fund’s associated portfolio holdings would likely decline significantly, which could result in substantial investment losses.
The ongoing conflict from Russia’s invasion of Ukraine has the potential to adversely impact global economies and increase volatility across markets. The duration of the Russian-Ukraine conflict and its effect on financial markets cannot be determined with certainty. The Funds’ performance could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring these events. As of December 31, 2025, the Funds did not hold any Russian securities.
Recently, the conflicts among Israel, Iran, Hamas and other militant groups in the Middle East has increased tensions in the region and has caused and could continue to cause market disruptions in the Middle East and globally. These conflicts and the involvement of the U.S. and other countries could present material uncertainty and risk with respect to a Fund’s performance and ability to achieve its investment objective. The extent and duration of the military action and any market disruptions are impossible to predict but could be substantial.
In recent years, the U.S. government has indicated its intent to alter its approach to international trade policy and in some cases to renegotiate, or potentially terminate, certain existing bilateral or multi-lateral trade agreements and treaties with foreign countries, and has made proposals and taken actions related thereto. For example, the U.S. government has imposed, and may in the future further increase, tariffs on certain foreign goods, including from China, such as steel and aluminum. Most recently, the current U.S. presidential administration has imposed or sought to impose

Notes to Financial Statements   (continued)
significant increases to tariffs on goods imported into the U.S., including from China, Canada and Mexico. These developments may trigger a significant reduction in international trade, shortages or oversupply of certain manufactured goods, substantial price increases or decreases of goods, inflationary pressures, and possible failure of individual companies and/or large segments of the foreign export industry with a potentially negative impact to the Funds.
D.
DISTRIBUTIONS TO SHAREHOLDERS:
It is the policy of Matthews Asia Dividend Active ETF to distribute net investment income on a quarterly basis and capital gains, if any, annually. All other Funds generally distribute their net investment income once annually in December. Any net realized gain from the sale of portfolio securities and net realized gains from foreign currency transactions are distributed at least once each year unless they are used to offset losses carried forward from prior years. The Funds will declare and pay income and capital gain distributions in cash. Distributions in cash may be reinvested automatically in additional whole shares of the Funds only if the broker through whom you purchased your shares makes such option available. Your broker is responsible for distributing the income and capital gain distributions to you. Distributions are treated the same for tax purposes whether received in cash or reinvested. If you buy shares when a Fund has realized but not yet distributed ordinary income or capital gains, you will be “buying a dividend” by paying the full price of the shares and then receiving a portion of the price back in the form of a taxable dividend.
The tax character of distributions paid for the year ended December 31, 2025 and period ended December 31, 2024 were as follows:
YEAR ENDED December 31, 2025	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Taxable Distributions
Matthews Emerging Markets Equity Active ETF	$804,663	$674,163	$—	$1,478,826
Matthews Emerging Markets ex China Active ETF	708,177	—	—	708,177
Matthews Emerging Markets Sustainable Future Active ETF	2,018,246	108,655	—	2,126,901
Matthews Emerging Markets Discovery Active ETF	515,866	—	—	515,866
Matthews Pacific Tiger Active ETF	446,813	—	—	446,813
Matthews Asia Innovators Active ETF	1,201,163	—	—	1,201,163
Matthews China Active ETF	397,216	—	—	397,216
Matthews China Discovery Active ETF	63,240	29,330	—	92,570
Matthews India Active ETF	164,063	—	4,433	168,496
Matthews Japan Active ETF	284,614	7,730	—	292,344
Matthews Korea Active ETF	—	1,889,511	—	1,889,511
Matthews Asia Dividend Active ETF	137,039	14,173	—	151,212

PERIOD ENDED December 31, 2024	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Taxable Distributions
Matthews Emerging Markets Equity Active ETF	$2,755,630	$961,766	$35,482	$3,752,878
Matthews Emerging Markets ex China Active ETF	362,864	—	11,705	374,569
Matthews Emerging Markets Sustainable Future Active ETF	782,460	15,390	—	797,850
Matthews Emerging Markets Discovery Active ETF	241,164	—	—	241,164
Matthews Pacific Tiger Active ETF	541,304	—	—	541,304
Matthews Asia Innovators Active ETF	173,298	—	—	173,298
Matthews China Active ETF	469,395	—	—	469,395
Matthews China Discovery Active ETF	112,438	—	—	112,438
Matthews India Active ETF	101,716	5,670	—	107,386
Matthews Japan Active ETF	37,412	—	—	37,412
Matthews Korea Active ETF	2,471,623	28	—	2,471,651
Matthews Asia Dividend Active ETF	84,957	11,164	—	96,121
E.
INVESTMENT TRANSACTIONS AND INCOME: Securities transactions are accounted for on the date the securities are purchased or sold or on the following business day. Financial statements reflect security transactions on trade date. Gains or losses on the sale of securities are determined on the identified cost basis. Interest income is recorded on the accrual basis. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Dividend income is generally recorded on the ex-dividend date net of any foreign taxes withheld at the source. Dividend income for certain issuers headquartered in countries which the Funds invest may not be recorded until approved by the shareholders (which may occur after the ex-dividend date) if, in the judgment of management, such dividends are not reasonably determined as of the ex-dividend date.
The Funds may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which they invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, the Funds record an estimated deferred tax liability in an amount that may be payable if the securities were disposed of on the valuation date.

Notes to Financial Statements   (continued)
F.
CASH, CASH OVERDRAFTS, AND FOREIGN CURRENCY: When any of the Funds’ cash balances are overdrawn, a Fund is charged an overdraft fee by the custodian of 3% above the effective federal funds rate on outstanding balances. QFI accounts (i.e., the accounts through which the QFI quota is accessed) are required by the local market to maintain a cash reserve. The cash reserve is based upon a fixed ratio of the QFI’s approved investment quota, which is defined as the amount remitted into its special Renminbi (RMB) cash account. These amounts, if any, are included in “Segregated foreign currency at value” on the Statements of Assets and Liabilities. The fixed ratio is set at 0.08 percent for the Shanghai and 0.06 percent for the Shenzhen market.
G.
USE OF ESTIMATES: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.
H.
RECENT ACCOUNTING GUIDANCE: FASB ASU 2023-09, Income Taxes (Topic 740) – Improvements to Income Taxes Disclosures, amends ASC 740 to require enhanced disclosures about income taxes paid by jurisdiction when those amounts exceed a specified quantitative threshold of five percent of total income taxes paid.  Management has evaluated foreign income taxes paid and concluded the impact is immaterial.
3.
CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (Creation Units) at NAV, in return for securities, other instruments, and/or cash (the Basket). Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the Statement of Changes in Net Assets. Purchasers and redeemers of Creation Units are charged for the costs to the Fund of processing the purchase or redemption, including costs charged to it by the NSCC (National Securities Clearing Corporation) or DTC (Depository Trust Company), and the transaction costs, e.g., brokerage commissions, bid-ask spread, and market impact trading costs, incurred in converting the Basket to or from the desired portfolio composition.
	Year Ended December 31, 2025		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Matthews Emerging Markets Equity Active ETF

Shares sold	80,000	$2,879,846	—	$—
Shares redeemed	(540,000)	(15,173,349)	(320,000)	(9,675,783)
Net (decrease)	(460,000)	($12,293,503 )	(320,000)	($9,675,783 )

	Year Ended December 31, 2025		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Matthews Emerging Markets ex China Active ETF

Shares sold	—	$—	980,000	$29,109,830
Shares redeemed	(360,000)	(11,366,260)	—	—
Net increase (decrease)	(360,000)	($11,366,260 )	980,000	$29,109,830

	Year Ended December 31, 2025		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Matthews Emerging Markets Sustainable Future Active ETF

Shares sold	50,000	$1,225,882	450,000	$11,369,312
Shares redeemed	—	—	—	—
Net increase	50,000	$1,225,882	450,000	$11,369,312

	Year Ended December 31, 2025		For the Period Ended December 31, 2024[1]
	Shares	Amount	Shares	Amount
Matthews Emerging Markets Discovery Active ETF

Shares sold	—	$—	720,000	$18,357,624
Shares redeemed	—	—	—	—
Net increase	—	$—	720,000	$18,357,624

Notes to Financial Statements   (continued)
	Year Ended December 31, 2025		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Matthews Pacific Tiger Active ETF

Shares sold	—	$—	600,000	$16,097,160
Shares redeemed	(1,450,000)	(36,675,873)	(1,050,000)	(27,953,491)
Net (decrease)	(1,450,000)	($36,675,873 )	(450,000)	($11,856,331 )

	Year Ended December 31, 2025		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Matthews Asia Innovators Active ETF

Shares sold	400,000	$13,029,623	50,000	$1,321,210
Shares redeemed	(500,000)	(13,046,644)	(1,300,000)	(31,093,674)
Net (decrease)	(100,000)	($17,021 )	(1,250,000)	($29,772,464 )

	Year Ended December 31, 2025		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Matthews China Active ETF

Shares sold	—	$—	660,000	$15,644,799
Shares redeemed	(820,000)	(17,835,026)	(180,000)	(3,900,801)
Net increase (decrease)	(820,000)	($17,835,026 )	480,000	$11,743,998

	Year Ended December 31, 2025		For the Period Ended December 31, 2024[1]
	Shares	Amount	Shares	Amount
Matthews China Discovery Active ETF

Shares sold	—	$—	160,000	$4,025,241
Shares redeemed	—	—	(80,000)	(2,222,230)
Net increase	—	$—	80,000	$1,803,011

	Year Ended December 31, 2025		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Matthews India Active ETF

Shares sold	—	$—	420,000	$12,909,337
Shares redeemed	(160,000)	(4,684,405)	(160,000)	(4,782,504)
Net increase (decrease)	(160,000)	($4,684,405 )	260,000	$8,126,833

	Year Ended December 31, 2025		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Matthews Japan Active ETF

Shares sold	80,000	$2,513,637	80,000	$2,359,853
Shares redeemed	—	—	(40,000)	(1,224,156)
Net increase	80,000	$2,513,637	40,000	$1,135,697

Notes to Financial Statements   (continued)
	Year Ended December 31, 2025		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Matthews Korea Active ETF

Shares sold	460,000	$13,317,659	100,000	$2,577,068
Shares redeemed	(500,000)	(13,699,658)	(520,000)	(12,626,800)
Net (decrease)	(40,000)	($381,999 )	(420,000)	($10,049,732 )

	Year Ended December 31, 2025		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Matthews Asia Dividend Active ETF

Shares sold	50,000	$1,917,081	50,000	$1,603,057
Shares redeemed	—	—	—	—
Net increase	50,000	$1,917,081	50,000	$1,603,057

1	The Fund commenced operations on January 10, 2024.
4.
INVESTMENT MANAGEMENT FEES
Pursuant to the Investment Management Agreement dated June 30, 2022, as amended, between Matthews and the Trust (the “Management Agreement”), Matthews will pay substantially all the expenses of each Fund excluding management fees, interest expenses, taxes, brokerage fees, securities lending fees, payments under a Fund’s 12b-1 plan (if any), acquired fund fees, litigation expenses and any extraordinary expenses. Under the Management Agreement, each Fund, other than the Matthews Emerging Markets Discovery Active ETF and Matthews China Discovery Active ETF, pays Matthews 0.79% of the aggregate average daily net assets of the Fund. Each of the Matthews Emerging Markets Discovery Active ETF and Matthews China Discovery Active ETF pays Matthews 0.99% of the aggregate average daily net assets of the Fund. The Funds pay Matthews a monthly fee at the annual rate using the applicable management fee calculated based on the actual number of days of that month and based on the Funds’ average daily net assets for the month.
Pursuant to a fee waiver agreement dated April 28, 2023 (the “Korea ETF Fee Waiver Agreement”), Matthews has agreed to waive a portion of the management fee with respect to the Matthews Korea Active ETF if and to the extent that the total annual operating expense ratio of the lowest cost share class of any “Family-Priced Fund” is less than the applicable management fee rate of the Matthews Korea Active ETF. The Family-Priced Funds are the series of the Trust that are operated as mutual funds, other than the Matthews Emerging Markets Small Companies Fund and the Matthews China Small Companies Fund. The Korea ETF Fee Waiver Agreement will remain in effect until terminated by the Board and a majority of the Independent Trustees. Based on the currently applicable expense ratios for the Family-Priced Funds, it is not expected that a waiver under the Korea ETF Fee Waiver Agreement will occur in the foreseeable future.
Pursuant to a fee waiver agreement dated December 29, 2023 (the “Discovery ETF Fee Waiver Agreement”), Matthews has contractually agreed to waive 0.10% of the fee payable under the Management Agreement for the Matthews Emerging Markets Discovery Active ETF and Matthews China Discovery Acitve ETF. Matthews may not recoup fees waived pursuant to the Discovery ETF Fee Waiver Agreement. The Board may terminate the agreement at any time upon 60 days’ written notice to Matthews. Matthews may decline to renew the Fee Waiver Agreement by providing written notice to the Trust at least 60 days before its annual expiration date. For the year ended December 31, 2025, the Matthews Emerging Markets Discovery Active ETF and Matthews China Discovery Active ETF waived management fees of $18,042 and $2,407, respectively.

Notes to Financial Statements   (continued)
5.
INVESTMENTS
For the year ended December 31, 2025, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:
	Purchases	Proceeds from Sales
Matthews Emerging Markets Equity Active ETF	$47,066,416	$52,737,893
Matthews Emerging Markets ex China Active ETF	34,513,867	39,154,171
Matthews Emerging Markets Sustainable Future Active ETF	18,232,116	20,107,900
Matthews Emerging Markets Discovery Active ETF	7,611,445	7,561,969
Matthews Pacific Tiger Active ETF	49,864,532	68,207,133
Matthews Asia Innovators Active ETF	69,935,704	67,774,690
Matthews China Active ETF	10,214,291	14,514,043
Matthews China Discovery Active ETF	994,288	1,100,618
Matthews India Active ETF	8,057,628	12,723,674
Matthews Japan Active ETF	5,878,262	5,921,579
Matthews Korea Active ETF	38,767,347	40,237,707
Matthews Asia Dividend Active ETF	2,474,892	2,186,548
For the year ended December 31, 2025, the cost of in-kind purchases and proceeds from in-kind sales were as follows:
	Purchases	Proceeds from Sales
Matthews Emerging Markets Equity Active ETF	$734,743	$7,375,814
Matthews Emerging Markets ex China Active ETF	—	4,719,316
Matthews Emerging Markets Sustainable Future Active ETF	343,145	—
Matthews Pacific Tiger Active ETF	—	18,057,161
Matthews Asia Innovators Active ETF	3,298,661	5,790,245
Matthews China Active ETF	—	13,156,136
Matthews India Active ETF	—	17,436
Matthews Japan Active ETF	2,337,558	—
Matthews Korea Active ETF	478,066	367,336
Matthews Asia Dividend Active ETF	1,439,870	—
6.
SEGMENT REPORTING
In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Funds’ financial position or its results of operations. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows. The Funds’ President, Treasurer and Vice President, who serve as the Chief Executive Officer, Vice President of Accounting and Operations, and Chief Investment Officer of the investment advisor, Matthews International Capital Management, LLC, respectively, act as the Funds’ chief operating decision maker (CODM) assessing performance and making decisions about resource allocation. The CODM has determined that each fund has a single operating segment based on the fact that the CODM monitors the operating results of each fund as a whole and the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of their respective prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds’ Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.
7.
INCOME TAX INFORMATION
It is the policy of the Funds to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”), applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. The Funds have met the requirements of the Code applicable to regulated investment companies for the year ended December 31, 2025. Therefore, no federal income tax provision is required.
Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Notes to Financial Statements   (continued)
As of December 31, 2025, the components of accumulated earnings/deficit on tax basis were as follows:
	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards
Matthews Emerging Markets ex China Active ETF	$108,352	$472,267	$—
Matthews Emerging Markets Sustainable Future Active ETF	274,622	—	(703,626)
Matthews Emerging Markets Discovery Active ETF	—	—	(1,076,201)
Matthews Pacific Tiger Active ETF	43,363	—	(2,478,194)
Matthews Asia Innovators Active ETF	—	—	(8,028,811)
Matthews China Active ETF	7,543	—	(5,227,884)
Matthews China Discovery Active ETF	—	27,673	—
Matthews India Active ETF	—	—	(414,904)
Matthews Japan Active ETF	38,320	13,509	—
Matthews Korea Active ETF	5,140,652	2,548,987	—
Matthews Asia Dividend Active ETF	6,283	—	(1,402)

	Late Year Losses*	Other Temporary Differences	Unrealized Appreciation**	Total Accumulated Earnings/Deficit
Matthews Emerging Markets Equity Active ETF	($371,469 )	$—	$9,541,032	$9,169,563
Matthews Emerging Markets ex China Active ETF	—	—	7,320,268	7,900,887
Matthews Emerging Markets Sustainable Future Active ETF	—	—	4,049,724	3,620,720
Matthews Emerging Markets Discovery Active ETF	(20,915)	—	1,088,291	(8,825)
Matthews Pacific Tiger Active ETF	—	—	10,628,552	8,193,721
Matthews Asia Innovators Active ETF	(188,908)	—	20,402,992	12,185,273
Matthews China Active ETF	—	—	2,436,982	(2,783,359)
Matthews China Discovery Active ETF	(7,208)	—	542,201	562,666
Matthews India Active ETF	—	—	1,049,443	634,539
Matthews Japan Active ETF	—	—	827,845	879,674
Matthews Korea Active ETF	—	—	17,372,340	25,061,979
Matthews Asia Dividend Active ETF	—	—	838,380	843,261

*	The Funds have elected to defer certain qualified late-year losses and recognize such losses in the next fiscal year.
**
The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to the tax deferral of losses on wash sales, corporate actions and passive foreign investment company (PFIC) mark to market adjustments.

As of December 31, 2025, the Funds have capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:
Amount With No Expiration
	Short-term Losses	Long-term Losses	Total
Matthews Emerging Markets Sustainable Future Active ETF	$—	($703,626 )	($703,626 )
Matthews Emerging Markets Discovery Active ETF	(703,024)	(373,177)	(1,076,201)
Matthews Pacific Tiger Active ETF	(2,478,194)	—	(2,478,194)
Matthews Asia Innovators Active ETF	(8,028,811)	—	(8,028,811)
Matthews China Active ETF	(1,894,853)	(3,333,031)	(5,227,884)
Matthews India Active ETF	(414,904)	—	(414,904)
Matthews Asia Dividend Active ETF	(1,402)	—	(1,402)
The following Funds utilized capital loss carryforwards in the current year:
Utilized Capital Loss Carryforwards
Matthews Emerging Markets ex China Active ETF	$404,685
Matthews Asia Innovators Active ETF	4,846,670
Matthews China Discovery Active ETF	58,355
Matthews Japan Active ETF	9,842

Notes to Financial Statements   (continued)
Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.
U.S. GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV. The permanent differences are primarily attributable to investments in PFICs, non-deductible expenses, foreign currency reclassification, NOL (net operating loss) adjustments, capital gains tax, distributions in excess of current earnings and profits, re-characterization of distributions, investment in swaps, adjustments on distributions related to taxable spinoffs and the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes. For the year ended December 31, 2025, permanent differences in book and tax accounting have been reclassified to paid-in capital, undistributed net investment income (loss) and accumulated realized gain (loss) as follows:
	Increase/ (Decrease) Paid-in-Capital	Increase/(Decrease) Total Distributable Earnings/(Accumulated Loss)
Matthews Emerging Markets Equity Active ETF	$511,195	($511,195 )
Matthews Emerging Markets ex China Active ETF	1,333,717	(1,333,717)
Matthews Emerging Markets Discovery Active ETF	(501)	501
Matthews Pacific Tiger Active ETF	2,621,409	(2,621,409)
Matthews Asia Innovators Active ETF	866,191	(866,191)
Matthews China Active ETF	378,814	(378,814)
Matthews India Active ETF	(1,125)	1,125
Matthews Korea Active ETF	193,471	(193,471)
Matthews Asia Dividend Active ETF	(16)	16
As of December 31, 2025, the tax cost of investments and the related net unrealized appreciation and depreciation were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Matthews Emerging Markets Equity Active ETF	$34,829,860	$12,326,227	($2,667,288 )	$9,658,939
Matthews Emerging Markets ex China Active ETF	27,756,534	8,558,477	(1,136,665)	7,421,812
Matthews Emerging Markets Sustainable Future Active ETF	26,045,823	8,192,014	(4,031,395)	4,160,619
Matthews Emerging Markets Discovery Active ETF	17,240,811	4,048,270	(2,908,428)	1,139,842
Matthews Pacific Tiger Active ETF	31,678,355	12,599,211	(1,899,153)	10,700,058
Matthews Asia Innovators Active ETF	59,458,284	23,238,426	(2,605,883)	20,632,543
Matthews China Active ETF	20,261,529	5,297,636	(2,860,887)	2,436,749
Matthews China Discovery Active ETF	2,052,838	672,056	(129,948)	542,108
Matthews India Active ETF	8,526,821	2,329,900	(931,259)	1,398,641
Matthews Japan Active ETF	4,890,210	1,072,406	(244,571)	827,835
Matthews Korea Active ETF	55,092,170	22,626,623	(5,249,285)	17,377,338
Matthews Asia Dividend Active ETF	5,013,916	1,011,069	(170,959)	840,110
8.
SUBSEQUENT  EVENTS
On February 13, 2026, Matthews International Capital Management, LLC (“Matthews”), the investment adviser to the Funds, announced that Matthews intends to repurchase the ownership interests held by three existing investors, with the repurchases to be funded, in part, by the purchase of additional equity interests in Matthews by existing and certain other investors (the “Transaction”). Shareholders of the Funds are expected to be asked to approve a new investment management agreement with Matthews due to the change of control resulting from the Transaction.  The Transaction is expected to close in the second quarter of 2026, pending the satisfaction of all closing conditions, including approval by shareholders of each series of the Trust.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Matthews International Funds and Shareholders of each of the twelve funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds indicated in the table below (twelve of the funds constituting Matthews International Funds, hereafter collectively referred to as the “Funds”) as of December 31, 2025, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2025, the results of each of their operations and changes in each of their net assets for each of the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Fund	Statement of Operations	Statement of Changes in Net Assets
Matthews Emerging Markets
Equity Active ETF
Matthews Emerging Markets ex
China Active ETF
Matthews Emerging Markets
Sustainable Future Active ETF
Matthews Pacific Tiger Active ETF
Matthews Asia Innovators Active
ETF
Matthews China Active ETF
Matthews India Active ETF
Matthews Japan Active ETF
Matthews Korea Active ETF
Matthews Asia Dividend Active ETF
	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Matthews Emerging Markets Discovery Active ETF Matthews China Discovery Active ETF	For the year ended December 31, 2025	For the year ended December 31, 2025 and for the period January 10, 2024 (commencement of operations) through December 31, 2025
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
San Francisco, California
February 25, 2026
We have served as the auditor of one or more investment companies in Matthews International Funds since 2007.

Tax Information (unaudited)
For shareholders who do not have a December 31, 2025 tax year-end, this notice is for informational purposes. For the period January 1, 2025 to December 31, 2025, the Funds report the following items with regard to distributions paid during the  period. All reports are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item, it is the intention of each Fund to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.
1.
Qualified Dividend Income
The Funds report a portion of the ordinary income distributed during the the period ended December 31, 2025 as Qualified Dividend Income (“QDI”) as defined in the Internal Revenue code as follows:
QDI Portion
Matthews Emerging Markets Equity Active ETF	72.11%
Matthews Emerging Markets ex China Active ETF	62.32%
Matthews Emerging Markets Sustainable Future Active ETF	11.78%
Matthews Emerging Markets Discovery Active ETF	25.24%
Matthews Pacific Tiger Active ETF	91.09%
Matthews Asia Innovators Active ETF	27.72%
Matthews China Active ETF	100.00%
Matthews China Discovery Active ETF	78.33%
Matthews India Active ETF	49.36%
Matthews Japan Active ETF	28.40%
Matthews Korea Active ETF	0.00%
Matthews Asia Dividend Active ETF	65.69%
2.
Dividends Received Deduction
The Funds report a Dividend Received Deduction pursuant to Section 854 of the Internal Revenue Code for the period ended December 31, 2025 as follows:

Matthews Emerging Markets Equity Active ETF	0.00%
Matthews Emerging Markets ex China Active ETF	0.87%
Matthews Emerging Markets Sustainable Future Active ETF	0.24%
Matthews Emerging Markets Discovery Active ETF	0.00%
Matthews Pacific Tiger Active ETF	0.00%
Matthews Asia Innovators Active ETF	0.00%
Matthews China Active ETF	0.02%
Matthews China Discovery Active ETF	1.29%
Matthews India Active ETF	0.21%
Matthews Japan Active ETF	0.00%
Matthews Korea Active ETF	0.00%
Matthews Asia Dividend Active ETF	0.03%
3.
Long-Term Capital Gain Distributions
The Funds report Long-Term Capital Gain distributions pursuant to Section 852(b)(3) of the Internal Revenue Code for the year ended December 31, 2025 as follows:
Long-Term Capital Gains
Matthews Emerging Markets Equity Active ETF	$674,163
Matthews Emerging Markets ex China Active ETF	—
Matthews Emerging Markets Sustainable Future Active ETF	108,655
Matthews Emerging Markets Discovery Active ETF	—
Matthews Pacific Tiger Active ETF	—
Matthews Asia Innovators Active ETF	—
Matthews China Active ETF	—
Matthews China Discovery Active ETF	29,330
Matthews India Active ETF	—
Matthews Japan Active ETF	7,730
Matthews Korea Active ETF	1,889,511
Matthews Asia Dividend Active ETF	14,173

Tax Information (unaudited) (continued)
4.
Foreign Taxes Paid
The Funds have elected to pass through to their shareholders the foreign taxes paid for year ended December 31, 2025 as follows:
	Foreign Source Income	Foreign Taxes Paid/(Credit)
Matthews Emerging Markets Equity Active ETF	$973,554	$96,659
Matthews Emerging Markets ex China Active ETF	968,526	91,564
Matthews Emerging Markets Sustainable Future Active ETF	431,752	48,267
Matthews Emerging Markets Discovery Active ETF	306,355	26,323
Matthews Pacific Tiger Active ETF	890,579	99,425
Matthews Asia Innovators Active ETF	790,796	85,618
Matthews China Active ETF	621,168	43,808
Matthews China Discovery Active ETF	53,067	1,871
Matthews India Active ETF	115,789	24,436
Matthews Japan Active ETF	119,719	12,872
Matthews Korea Active ETF	—	—
Matthews Asia Dividend Active ETF	116,254	10,347
5.
Qualified Interest Income
The Funds report a portion of the net income dividends distributed during the period ended December 31, 2025, as Qualified Interest Income (QII), as defined in the Internal Revenue Code as follows:
QII Portion
Matthews Emerging Markets Equity Active ETF	9.11%
Matthews Emerging Markets ex China Active ETF	4.06%
Matthews Emerging Markets Sustainable Future Active ETF	0.41%
Matthews Emerging Markets Discovery Active ETF	1.22%
Matthews Pacific Tiger Active ETF	5.80%
Matthews Asia Innovators Active ETF	6.74%
Matthews China Active ETF	1.97%
Matthews China Discovery Active ETF	7.00%
Matthews India Active ETF	2.08%
Matthews Japan Active ETF	1.22%
Matthews Korea Active ETF	0.00%
Matthews Asia Dividend Active ETF	4.38%
6.
Qualified Short-Term Capital Gain Dividends
The Funds designate a portion of the short term capital gain dividends distributed during the year ended December 31, 2025, as Qualified Short-Term Gain, as defined in the Internal Revenue Code as follows:
Short-Term Gains
Matthews Emerging Markets Equity Active ETF	0.00%
Matthews Emerging Markets ex China Active ETF	0.00%
Matthews Emerging Markets Sustainable Future Active ETF	0.00%
Matthews Emerging Markets Discovery Active ETF	0.00%
Matthews Pacific Tiger Active ETF	0.00%
Matthews Asia Innovators Active ETF	0.00%
Matthews China Active ETF	0.00%
Matthews China Discovery Active ETF	0.00%
Matthews India Active ETF	0.00%
Matthews Japan Active ETF	100.00%
Matthews Korea Active ETF	0.00%
Matthews Asia Dividend Active ETF	100.00%

Matthews Asia Funds

INVESTMENT ADVISOR
Matthews International Capital Management, LLC
Four Embarcadero Center, Suite 550
San Francisco, CA 94111
833.228.5605

ADMINISTRATOR, CUSTODIAN &
TRANSFER AGENT
BNY Mellon
240 Greenwich St.
New York, NY 10007

LEGAL COUNSEL
Paul Hastings LLP
101 California Street, 48th Floor
San Francisco, CA 94111
P.O. Box 9791 | Providence, RI 02940 | matthewsasia.com | 833.228.5605
Matthews Asia Funds are distributed in the United States by Foreside Funds Distributors LLC, Portland, Maine
Matthews Asia Funds are distributed in Latin America by Picton S. A.
N-CSR-ETF-1225

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Certain officers and Trustees of the Funds are also officers and directors of Matthews. All officers serve without compensation from the Funds. The Trust paid the Independent Trustees $1,059,000.00 in aggregate for regular compensation during the one-year period ended December 31, 2025.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Matthews International Funds

Approval of Advisory Agreement (unaudited)

The Funds, which are series of the Trust, have retained Matthews International Capital Management, LLC (“Matthews”) to manage their assets pursuant to an Investment Advisory Agreement dated as of February 1, 2016, as amended (the “Advisory Agreement”), which has been approved by the Board of Trustees of the Trust, including all of the Trustees who are not “interested persons” (“Independent Trustees”), within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”), as well as by the shareholders of each Fund in accordance with the requirements of the 1940 Act. Following an initial two-year term with respect to each Fund, the Advisory Agreement continues in effect from year-to-year provided that the continuance is specifically approved at least annually by the vote of the holders of at least a majority of the outstanding shares of the Funds, or by the Board of Trustees, and, in either event, by a majority of the Independent Trustees of the Trust casting votes in person at a meeting called for that purpose (the “Annual 15(c) Process”).

At a meeting held on August 27-28, 2025 (the “Meeting”), the Board, including all of the Independent Trustees, approved the continuation of the Advisory Agreement for an additional one-year term beginning February 1, 2026 with respect to each Fund.

At the Meeting and at a prior meeting of the Independent Trustees on August 19, 2025, the Board received and considered information (both written and oral) provided to assist it in the review of the Advisory Agreement and made assessments with respect to each Fund individually. The Independent Trustees were advised by independent legal counsel with respect to these matters. After the August 19, 2025 meeting, the Independent Trustees asked Matthews to provide certain additional information and to respond to certain additional questions at the Meeting. The Independent Trustees then reviewed this supplemental information, which was provided prior to and at the Meeting. The Independent Trustees discussed the renewal of the Advisory Agreement with representatives of Matthews and among themselves in executive sessions on various occasions at which no representatives of Matthews were present.

In addition, the Board received presentations about the Funds throughout the year from management. Among the information considered by the Board were responses to a detailed information request sent on behalf of the Independent Trustees by their independent legal counsel. Matthews furnished extensive information in response to this request with respect to many subjects relating to the Advisory Agreement and other related agreements and addressed many of the factors discussed below, including, but not limited to, information about the services provided by Matthews, its structure, organization, operations and personnel, the financial condition of Matthews and the profitability to Matthews from the Advisory Agreement, compliance procedures and resources, investment performance of the Funds, expenses of the Funds, brokerage and portfolio transactions, distribution and marketing of the Funds, shareholder services and relationships with intermediaries, and other information considered relevant.

1

In considering information relating to management fee levels, which the Board considers to be the advisory and administrative fees both separately and on a combined basis, the Board considered, among other things, information provided by Matthews as to Fund management services and fees as compared to advisory services and fees charged by Matthews to its similarly managed exchange-traded funds, institutional clients and pooled vehicles organized outside of the United States. The Trustees also considered information provided by an independent data provider, Broadridge, comparing the investment performance and the fee and expense levels of each Fund to appropriate peer groups of mutual funds, as well as performance data provided by Matthews with respect to unmanaged benchmarks and pooled vehicles or other accounts managed by Matthews with similar investment objectives and/or strategies to the Funds, as applicable. The Board also reviewed Broadridge’s separate Scorecard report, which ranked each Fund within comparison groups for expense and performance criteria and highlighted any Funds falling outside established metrics on a watch list.

The Independent Trustees considered the work and analysis performed by Broadridge as the independent data provider in selecting appropriate peer groups for the Funds. Furthermore, throughout the course of the year, the Board received a wide variety of materials relating to the services provided by Matthews, including reports on each Fund’s investment results, portfolio composition, portfolio trading practices, shareholder services, and other information relating to the nature, extent, and quality of services provided by Matthews to the Funds. The Board also considered that, under the Administration and Shareholder Services Agreement, Matthews provides additional services to the Funds that are essential to the operation of the Funds and that, although Matthews is separately compensated under that agreement, these additional services are provided in connection with Matthews’ advisory relationship with the Funds.

In addition to the information furnished by Matthews, the Trustees were provided with a legal memorandum from their independent legal counsel discussing their fiduciary duties related to their approval of the continuation of the Advisory Agreement and discussed these matters with their counsel. The Board’s consideration of all this information, both at the Meeting and throughout the year, is part of a systematic process that it has used, and continues to use, with regard to the Annual 15(c) Process.

The Trustees’ determinations at the Meeting were made on the basis of each Trustee’s business judgment after consideration of all the information presented. In deciding to recommend the renewal of the Advisory Agreement with respect to each Fund, the Independent Trustees did not identify any single factor or particular piece of information that, in isolation, was controlling. Each Independent Trustee may also have weighed factors differently. This summary describes the most important, but not all, of the factors considered by the Board and the Independent Trustees.

1.	The nature, extent and quality of the services provided by Matthews under the Advisory Agreement.

The Trustees considered the overall financial condition of Matthews and its ability to continue to provide a high level and high quality of services to the Funds. The Trustees considered that despite recent challenging conditions with respect to revenues and profitability of the organization, which have been caused by contracting revenues and assets under management, a difficult geopolitical environment and market volatility, Matthews has continued to provide high quality services to the Funds. They noted that past periods of volatile and challenging securities markets had not resulted in a diminution of services and that Matthews has always demonstrated a commitment to employ the resources necessary to maintain the high level of quality and services to the Funds. The Trustees positively viewed Matthews’ emphasis on careful business planning and management.

2

The Trustees considered the experience and qualifications of the executive and portfolio management personnel at Matthews who are responsible for providing services to the Funds and who are responsible for the daily management of the Funds’ portfolios. The Trustees noted that Matthews had experienced turnover at the senior executive and professional staff levels in recent years. In this regard, the Trustees reviewed with Matthews recent leadership changes, Matthews’ view that these changes were made with the intent to strengthen the firm and improve Fund performance, as well as efforts undertaken to minimize the impact of employee turnover on the Funds, including changes to the portfolio management teams of certain Funds. They also reviewed recent personnel developments relevant to certain of the Funds and discussed efforts by Matthews to provide appropriate support to the Funds. Among the improved capabilities noted by the Independent Trustees over the past several years are enhanced risk analytical resources, including enhancements to compliance, risk management, technology, business infrastructure, operations, marketing and client service, as well as enhancements to financial intermediary oversight and valuation practices.

As in past years, the Trustees considered the technical capabilities of Matthews, including the design and implementation of its disaster recovery and business continuity infrastructure. The Trustees also considered the Chief Compliance Officer’s report regarding Matthews’ compliance resources, risk assessment and other compliance initiatives and programs. The Trustees concluded that Matthews has implemented a robust and diligent compliance process, and demonstrates a strong commitment to a culture of compliance. The Independent Trustees took into consideration Matthews’ description of its supervision of the activities of the Funds’ various service providers, as well as supporting the Independent Trustees’ responsibilities and requests and its responsiveness to questions and/or concerns raised by the Trustees throughout the year.

The Trustees noted the significant role played by Matthews, as valuation designee, with respect to the valuation of portfolio securities, including research and analysis related to fair valued securities and due diligence and oversight of pricing vendors.

The Trustees concluded that Matthews had the quality of personnel and other investment resources essential to performing its duties under the Advisory Agreement, and that the nature, overall quality, cost and extent of such management services are satisfactory.

2.	The investment performance of the Funds.

The Trustees reviewed the short-term and long-term performance of each Fund on both an absolute basis and in comparison to appropriate peer funds, benchmark indices and to the extent they exist, Matthews’ similarly managed accounts, all for various periods ending June 30, 2025. The Trustees considered investment results in light of each Fund’s objective, strategies and market conditions, noting periods during which there were challenging investment conditions in various Asian and emerging markets. The Independent Trustees reviewed information as to peer group selections presented by Broadridge. In doing so, the Trustees recognized and took into account that the specialized nature of the Funds made it sometimes difficult to fairly benchmark performance against peers and also took into account that certain funds had a very limited

3

universe of peers. The Board also considered that many of the Funds had investment objectives, goals and strategies that were very different from non-managed broad-based benchmarks, which rendered performance comparisons against such broad-based benchmarks of lesser utility. In this regard, the Board took into account that the Funds are not designed to perform like broad-based indices and therefore that most investors in the Funds likely are not seeking to achieve benchmark-like returns.

The Trustees reviewed each Fund’s performance on a case-by-case basis and noted that some Funds had outperformed their Performance Universe over certain periods and/or exceeded the return of their respective benchmark while others underperformed their Performance Universe over certain periods and/or trailed the return of their respective benchmark. In considering each Fund’s investment results, the Board placed greater emphasis on each Fund’s long-term performance track record rather than shorter-term performance. The Board also took into account that each Fund’s track record was measured as of a specific ending date, and that track records can vary as of different measurement dates. Therefore, in reviewing a Fund that is currently underperforming, the Trustees also considered the broader perspective of the Fund’s performance over varying time periods, the market conditions experienced during the periods under review, as well as the outlook for the Fund going forward in light of expected future market conditions.

The Trustees discussed with Matthews the fact that certain periods of underperformance may be transitory while other periods of underperformance may be caused by factors that warrant further consideration. To the extent of any concerns about performance with respect to any particular period for a Fund, the Trustees noted that Matthews had provided an explanation for that performance, explained its reasons for maintaining a consistent investment philosophy and discussed action taken to improve performance. For example, the Trustees took into account actions currently being taken, as well as actions previously taken or that might be taken in the future by Matthews in response to performance concerns, such as changes to members of a portfolio management team or changes in the investment process and strategies of certain Funds. In this regard when considering the performance and expenses of the Funds, the Trustees took into account that the new Chief Executive Officer of Matthews was engaged in a holistic review of the Fund complex and has committed to reporting back to the Board within the next few months regarding concrete steps to address any potential performance and/or expense issues. This commitment, they noted, would address the continued appropriateness of current fee breakpoints and waivers. The Trustees also considered Matthews’ efforts to realign certain Funds through Fund mergers, such as the reorganization of the Matthews Asian Growth and Income Fund into the Matthews Emerging Markets Equity Fund in March 2025 and the Matthews Korea Fund into the newly-created Matthews Korea Active ETF in July 2023.

A summary of each Fund’s performance track record is provided below.

For Matthews Pacific Tiger Fund, the Trustees noted that there were not enough funds in the peer universe to assign quintile performance for the since-inception period, but that the Fund’s performance ranked in the fifth quintile for the one-year, three-year, five-year and ten-year periods. The Trustees also noted that the Fund underperformed the median of its peer group for the one-year, three-year, five-year, ten-year and since-inception periods. The Trustees took into account, however, that because the peer universe for the Fund was small for the ten-year and

4

since-inception periods, with only a few comparable funds, relative peer performance was of less use for those periods than if the peer universe were larger. The Trustees further noted that the Fund was included on Broadridge’s performance watch list. The Board considered Matthews’ discussion regarding the factors contributing to underperformance and its current review of steps that may be undertaken to improve performance. They also considered various steps Matthews has taken recently to address performance, including the addition of the firm’s Chief Investment Officer as a portfolio manager of the Fund.

For Matthews China Fund, the Trustees noted that performance had ranked in the first quintile for the one-year and ten-year periods, the third quintile for the three-year period, the fourth quintile for the five-year period and the second quintile for the since-inception period. The Trustees also noted that the Fund performed at or above the median of its peer funds for the one-year, three-year, ten-year and since-inception periods but below that median for the five-year period. The Trustees took into account, however, that because the peer universe for the Fund was small over the since-inception period, with only a few comparable funds, relative peer performance was of less use for that period than if the peer universe were larger.

For Matthews Japan Fund, the Trustees noted that there were not enough funds in the peer universe to assign quintile performance for the ten-year and since-inception periods, but that the Fund’s performance had ranked in the second quintile for the one-year period, the first quintile for the three-year period and the fourth quintile for the five-year period. The Trustees also noted that the Fund outperformed the median of its peer funds over the one-year, three-year and since-inception periods but underperformed that median for the five-year and ten-year periods. The Trustees took into account, however, that because the peer universe for the Fund was small over the ten-year and since-inception periods, with only a few comparable funds, relative peer performance was of less use for those periods than if the peer universe were larger.

For Matthews Asia Innovators Fund, the Trustees noted that the Fund’s performance ranked in the fourth quintile for the one-year and three-year periods, the third quintile for the five-year period, the second quintile for the ten-year period and the first quintile for the since-inception period. The Trustees also noted that the Fund outperformed the median of its peer funds over the ten-year and since-inception periods and underperformed that median over the one-year, three-year and five-year periods. The Trustees took into account, however, that because the peer universe for the Fund was small over the ten-year and since-inception periods, with only a few comparable funds, relative peer performance was of less use for those periods than if the peer universe were larger. The Trustees took into consideration Matthews’ discussions regarding the factors that had contributed to the periods of underperformance and efforts undertaken to improve performance.

For Matthews Asia Growth Fund, the Trustees noted that there were not enough funds in the peer universe to assign quintile performance for the since-inception period, but that the Fund’s performance ranked in the fifth quintile for the one-year and five-year periods and the fourth quintile for the three-year and ten-year periods. The Trustees further noted that the Fund underperformed the median of its peer group for the one-year, three-year, five-year, ten-year and since-inception periods. The Trustees took into account, however, that because the peer universe for the Fund was small, with only a few comparable funds, relative peer performance was of less use than if the peer universe were larger. The Trustees further noted that the Fund was included on Broadridge’s performance watch list. The Trustees also took into consideration Matthews’ discussions regarding the factors that had contributed to the Fund’s underperformance and its current review of steps that may be undertaken to improve performance.

5

For Matthews India Fund, the Trustees noted that there were not enough funds in the peer universe to assign quintile performance for the since-inception period, but that the Fund’s performance ranked in the fourth quintile for the one-year and three-year periods, the third quintile for the five-year period and the fifth quintile for the ten-year period. The Trustees further noted that the Fund performed at or above the median of its peer group for the five-year and since-inception periods and below that median for the one-year, three-year and ten-year periods. The Trustees took into account, however, that because the peer universe for the Fund was small over the ten-year and since-inception periods, with only a few comparable funds, relative peer performance was of less use for those periods than if the peer universe were larger. The Trustees also took into consideration Matthews’ discussions regarding the factors that had contributed to the periods of underperformance and efforts undertaken to improve performance.

For Matthews Asia Dividend Fund, the Trustees noted that there were not enough funds in the peer universe to assign quintile performance for the since-inception period, but that the Fund’s performance ranked in the third quintile for the one-year period, the fifth quintile for the three-year and ten-year periods and the fourth quintile for the five-year period. The Trustees further noted that the Fund performed at the median of its peer group for the one-year period and below that median for the three-year, five-year, ten-year and since-inception periods. The Trustees took into account, however, that the peer universe for the Fund was small, with only a few comparable funds, and that therefore relative peer performance was of less use than if the peer universe were larger. The Board considered Matthews’ discussion regarding the factors contributing to periods of underperformance and efforts undertaken to improve performance.

For Matthews Emerging Markets Small Companies Fund, the Trustees noted that the Fund’s performance ranked in the fourth quintile for the one-year period, the fifth quintile for the three-year period, the third quintile for the five-year period and the first quintile for the ten-year and since-inception periods. The Trustees further noted that the Fund had outperformed the median of its peer group for each of the five-year, ten-year and since-inception periods but underperformed that median for the one-year and three-year periods. The Board considered Matthews’ discussion regarding the factors contributing to periods of underperformance and efforts undertaken to improve performance.

For Matthews China Dividend Fund, the Trustees noted that there were not enough funds in the peer universe to assign quintile performance for any periods; however, the Trustees noted that the Fund’s performance was above the median of its peer group for the one-year, three-year, and five-year periods. The Trustees considered that there were no other funds in the peer universe for comparison for the ten-year and since-inception periods but that the Fund had outperformed both its benchmark index and the average of its Lipper peer group for those periods. The Trustees also took into account that the peer universe for the Fund was small, with only a few comparable funds, and that therefore relative peer performance was of less use than if the peer universe were larger.

6

For Matthews China Small Companies Fund, the Trustees noted that there were not enough funds in the peer universe to assign quintile performance for the three-year, five-year and since-inception periods, but that the Fund’s performance ranked in the fourth quintile for the one-year period. The Trustees also noted that the Fund’s performance was above the median of its peer group for the since-inception period and below the medians for the one-year, three-year and five-year periods. The Trustees took into account, however, that the peer universe for the Fund was small, with only a few comparable funds, and that therefore relative peer performance was of less use than if the peer universe were larger. The Trustees further noted that the Fund was included on Broadridge’s performance watch list. The Board considered Matthews’ discussion regarding the factors contributing to periods of underperformance and its current review of steps that may be undertaken to improve performance.

For Matthews Emerging Markets Sustainable Future Fund, the Trustees noted that the Fund ranked in the fifth quintile for the one-year and three-year periods and the first quintile for the three-year, five-year and since-inception periods. The Trustees further noted that the Fund had outperformed its peer group median for the five-year, ten-year and since-inception periods and underperformed that median for the one-year and three-year periods. The Trustees noted that not all of the peer group funds had a similar ESG strategy as the Fund. The Trustees additionally considered that the Fund’s name and principal investment strategy had changed effective July 29, 2022.

For Matthews Emerging Markets Equity Fund, the Trustees noted that the Fund’s performance ranked in the first quintile for the one-year, three-year, five-year and since-inception periods. The Trustees also noted that the Fund had outperformed the peer group median for the one-year, three-year five-year and since-inception periods.

After review, the Trustees concluded that each Fund’s overall performance was satisfactory or was being addressed as needed. The Trustees also reviewed Matthews’ trading policies and efforts to obtain best overall execution for the Funds in the various markets in which the Funds trade securities. The Trustees noted Matthews’ consistent adherence to its long-standing investment approach, which emphasizes fundamental bottom-up driven investment selection in light of its view of regional economic conditions.

3.	The extent to which Matthews realizes economies of scale as the Funds grow larger and whether Fund investors benefit from any economies of scale.

The Trustees noted the substantial work done over the years between the Board and Matthews to establish fee structures for both the Advisory Agreement and other agreements that recognize the sharing of economies of scale that can arise as assets in the Funds grow through the use of breakpoints. In particular, they noted that the management fee structure contains breakpoints for the group-priced Funds. That structure enhances the ability of the Funds and their shareholders to benefit from past and potential future economies of scale when the Funds grow. They discussed the structure and level of these breakpoints, noting that in the current environment as the Funds’ assets have decreased, there were no additional economies to share at present. The Trustees also considered that the benefits of certain breakpoints are no longer being realized given the decrease in assets in the Funds, but also took into account that shareholders of the Funds benefit through fee waivers and/or expense reimbursements pursuant to the Operating

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Expenses Agreement as well as fee waivers pursuant to the Fee Waiver Agreement. As another example of economies of scale, the Trustees noted that Matthews was successful in negotiating lower fees with the Funds’ custodian, first in 2014 and again in 2020 and 2023. As noted above, the Trustees also took into account that the new Chief Executive Officer of Matthews was engaged in a holistic review of the Fund complex and has committed to reporting back to the Board within the next few months regarding concrete steps to address any potential performance and/or expense issues. This commitment, they noted, would address the continued appropriateness of current fee breakpoints and waivers.

The Trustees next discussed Matthews’ investment in its technology, systems, and other aspects of its business over the last several years that can benefit the Funds, noting that all these endeavors are a means by which Matthews is sharing economies of scale with the Funds and their shareholders through reinvestment in products and services that are designed to benefit the Funds and their shareholders. The Trustees recognize that the Funds’ total assets have fluctuated, especially in certain strategies, and that those fluctuations affect any economies of scale that could be enjoyed. As a result, the Trustees remain satisfied about the extent to which economies of scale have been and will continue to be shared with the Funds and their shareholders.

4.	The costs of the services provided by Matthews and others.

The Trustees considered the management fees and total fees and expenses of each Fund in comparison to the management and advisory fees and other fees and expenses of other funds in each Fund’s relevant peer group. The Trustees reviewed information developed by Broadridge as to appropriate peer groups for each Fund for these purposes. The Board placed greater emphasis on management fees, which include both advisory and administrative fees, as the basis of comparison rather than advisory fees alone.

The Trustees considered both the gross management fee rates charged by Matthews, as well as the effective management fee rates after taking into consideration the fees waived and expenses reimbursed pursuant to the Operating Expenses Agreement and the Fee Waiver Agreement. The Trustees considered that the contractual advisory rates (excluding administrative services) for the Funds were generally competitive. The Trustees also considered that the total expense ratios paid by shareholders of the Funds, which are most representative of a shareholder’s net investment results, were also generally competitive. The Trustees noted that Matthews’ continued efforts in recent years had resulted in, for many of the Funds, reduced expenses over time. The Trustees also noted that, as an example of those efforts, in 2019 the Advisor had agreed to lower the level of the expense cap for the Institutional Class of each Fund by 5 basis points to 1.20%. The Trustees also noted that all Funds, except for the Emerging Markets Equity Fund, Emerging Markets Small Companies Fund, China Small Companies Fund and Emerging Markets Sustainable Future Fund, are running below their existing caps, but that they have downside protection in the event that their assets continue to decrease. The Trustees further noted that the Advisor had further lowered the expense cap for the Institutional Class of the Matthews Emerging Markets Small Companies Fund by an additional 5 basis points to 1.15% effective April 30, 2021 and had lowered the expense cap for the Institutional Class of the Matthews Emerging Markets Sustainable Future Fund to 1.15% effective July 29, 2022.

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The Trustees also compared Matthews’ advisory fees with those of Matthews’ similarly managed exchange-traded funds, separate accounts and other investment products, noting that the Funds’ advisory expenses were not disadvantageous (not being substantially higher than the other accounts’ rates). The Trustees agreed that advisory fees for the Funds appeared to be appropriate in comparison and taking into account the differences in services between these products and the Funds, including the differences in the frequency of net asset value calculations and other operational and compliance activities.

The Trustees’ overall assessment with respect to each Fund was that, taking into account the considerations noted below, the contractual advisory fee rates, the total expense ratio, and the effective or net advisory fee rates were fair and reasonable.

For the Matthews Pacific Tiger Fund, the actual management fee and the contractual management fee were above the peer group medians. The actual total expenses were below the peer group median. The Trustees noted the small size of the peer group, with only a few comparable funds, and that therefore relative fees and expenses were less useful than if the peer universe were larger.

For the Matthews China Fund, the actual management fee was above the peer group median and the contractual management fee was below the peer group median. The actual total expenses were below the peer group median.

For the Matthews Japan Fund, the actual management fee and contractual management fees were above the peer group medians. The actual total expenses were at the peer group median. The Trustees noted the very small size of the peer group, with only two comparable funds, and that therefore relative fees and expenses were less useful than if the peer universe were larger.

For the Matthews Asia Innovators Fund, the actual management fee was at the peer group median and the contractual management fee was above the peer group median. The actual total expenses were at the peer group median. The Trustees noted the small size of the peer group, with only a few comparable funds, and that therefore relative fees and expenses were less useful than if the peer universe were larger.

For the Matthews Asia Growth Fund, the actual management fee and the contractual management fee were above the peer group medians. The actual total expenses (excluding 12b-1 fees) were below the peer group median. The Trustees noted the small size of the peer group, with only a few comparable funds, and that therefore relative fees and expenses were less useful than if the peer universe were larger.

For the Matthews India Fund, the actual management fee, contractual management fee and actual total expenses were below the peer group medians. The Trustees noted the small size of the peer group, with only a few comparable funds, and that therefore relative fees and expenses were less useful than if the peer universe were larger.

For the Matthews Asia Dividend Fund, the actual management, contractual management fee and actual total expenses were above the peer group medians. The Trustees noted the small size of the peer group, with only a few comparable funds, and that therefore relative fees and expenses were less useful than if the peer universe were larger. The Trustees further noted that the Fund was included on Broadridge’s expense watch list.

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For the Matthews Emerging Markets Small Companies Fund, the actual management fee was below the peer group median and the contractual management fee was above the peer group median. The actual total expenses were above the peer group median. For the Matthews China Small Companies Fund, the actual management fee and contractual management fee were above the peer group medians. The actual total expenses were below the peer group median. The Trustees considered that effective January 1, 2024, Matthews had agreed to lower the advisory fee for these Funds by 15 basis points to 85 basis points. The Trustees further considered that these Funds each had breakpoints in its management fee.

For Matthews China Dividend Fund, the actual management fee was above the peer group median and the contractual management fee was below the peer group median. The actual total expenses were below the peer group median.

For Matthews Emerging Markets Sustainable Future Fund, the actual management fee was above the peer group median and the contractual management fee was below the peer group medians. The actual total expenses were below the peer group median.

For Matthews Emerging Markets Equity Fund, the actual management fee was above the peer group median and the contractual management fee was below the peer group median. The actual total expenses were below the peer group median.

5.	The profits to be realized by Matthews and its affiliates from the relationships with the Funds.

The Trustees reviewed information provided by Matthews regarding the costs of sponsoring and operating the Funds and information regarding the profitability to Matthews of the Advisory Agreement both on a fund-by-fund basis and overall for the family of Funds. In considering profitability, the Trustees discussed and considered the methodology employed by Matthews in calculating profit margins but also considered other elements relevant to discussions of profitability, such as the entrepreneurial risk undertaken by Matthews in sponsoring and maintaining the Funds and risks associated with commitments to maintain Fund expense ratios. The Trustees also reviewed information provided regarding the structure and manner in which Matthews’ investment professionals were compensated and their respective views of the relationship of such compensation to the attraction and retention of quality personnel. The Trustees considered Matthews’ willingness to invest in technology, infrastructure and professional staff to reinforce and offer services and to accommodate changing regulatory requirements and industry practices.

The Trustees noted that Matthews has experienced reduced profitability over the past two years as overall assets under management have fallen but still appeared to be sufficiently capitalized to operate as a viable investment management firm, able to honor its obligations as a sponsor of the Funds, including the Funds that did not generate a profit for Matthews, without earning excessive profits from any particular Fund or from the overall relationship with the Funds. In reviewing these matters, the Trustees also reviewed current and projected cash flows to

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Matthews under various scenarios as well as resource needs and expense projections under these scenarios. The Trustees noted that, with fluctuations in asset levels in recent years, heightened volatility in revenues and profitability could be expected from time to time in the future, but they also noted the increased cost control measures by Matthews with certain continued expenditures on personnel and other resources where appropriate. The Board also considered information relating to the profitability of a limited number of publicly traded investment advisers, although the Board noted that this information was of limited utility because it was comprised of a limited universe of advisers, did not provide any information as to how profitability was determined and did not limit profitability analysis to the performance of advisory services to registered investment companies. The Board further noted that these advisers differed significantly from Matthews because they were not solely dedicated to investment in the Asian and emerging markets.

Based on information received, the Trustees noted that Matthews’ overall profitability from the Advisory Agreement appeared not to be excessive at the current time, whether considered inclusive or exclusive of distribution costs.

6.	Ancillary benefits.

The Trustees requested and received from Matthews information concerning other benefits received by Matthews as a result of its respective relationship with the Funds, including various service arrangements with Matthews. These potential benefits included, among other things, the use of soft dollars as well as potential benefits resulting from the structure of compensation arrangements between the Trust, the Adviser and financial intermediaries in the areas of shareholder servicing and sub-transfer agency services. The Board concluded that such benefits were consistent with those generally derived by investment advisers to mutual funds or were otherwise not unusual.

7.	Conclusions.

Based on their review, including their consideration of each of the factors referred to above, and assisted by the advice of independent counsel to the Independent Trustees, the Board, including the Independent Trustees, concluded that the Advisory Agreement was fair and reasonable with respect to each Fund and its shareholders, and that the renewal of the Advisory Agreement would be in the best interests of each Fund and its shareholders. The Board did not indicate that any single factor was determinative of its decision to approve the Advisory Agreement, but indicated that the Board based its determination on the total mix of information available to it.

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Matthews International Funds

Approval of Management Agreement (unaudited)

The Funds, which are series of the Trust, have retained Matthews International Capital Management, LLC (“Matthews”) to manage their assets pursuant to an Investment Management Agreement dated as of June 30, 2022, as amended (the “Management Agreement”), which has been approved by the Board of Trustees of the Trust, including all of the Trustees who are not “interested persons” (“Independent Trustees”), within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”). Following an initial two-year term with respect to each Fund, the Management Agreement continues in effect from year-to-year provided that the continuance is specifically approved at least annually by the vote of the holders of at least a majority of the outstanding shares of the Funds, or by the Board of Trustees, and, in either event, by a majority of the Independent Trustees of the Trust casting votes in person at a meeting called for that purpose (the “Annual 15(c) Process”).

At a meeting held on August 27-28, 2025 (the “Meeting”), the Board, including all of the Independent Trustees, approved the continuation of the Management Agreement for an additional one-year term ending June 29, 2027, with respect to each Fund.

At the Meeting and at a prior meeting of the Independent Trustees on August 19, 2025, the Board received and considered information (both written and oral) provided to assist it in the review of the Management Agreement and made assessments with respect to each Fund individually. The Independent Trustees were advised by independent legal counsel with respect to these matters. After the August 19, 2025 meeting, the Independent Trustees asked Matthews to provide certain additional information and to respond to certain additional questions at the Meeting. The Independent Trustees then reviewed this supplemental information, which was provided prior to and at the Meeting. The Independent Trustees discussed the renewal of the Management Agreement with representatives of Matthews and among themselves in executive sessions on various occasions at which no representatives of Matthews were present.

In addition, the Board received presentations about the Funds throughout the year from management. Among the information considered by the Board were responses to a detailed information request sent on behalf of the Independent Trustees by their independent legal counsel. Matthews furnished extensive information in response to this request with respect to many subjects relating to the Management Agreement and other related agreements and addressed many of the factors discussed below, including, but not limited to, information about the services provided by Matthews, its structure, organization, operations and personnel, the financial condition of Matthews and the profitability to Matthews from the Management Agreement, compliance procedures and resources, investment performance of the Funds, expenses of the Funds, brokerage and portfolio transactions, distribution and marketing of the Funds, relationships with Authorized Participants and market makers, and other information considered relevant.

In considering information relating to management fee levels, the Board took into account that the Funds pay Matthews a single unitary fee and that Matthews is responsible for payment of all ordinary fund expenses out of the unitary fee. The Board noted that the practice among the vast majority of exchange-traded funds was to charge a single unitary fee and

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therefore considered as relevant the unitary fees charged by other similarly managed exchange-traded funds as compared to each respective Fund. The Board also received, and considered to the extent they thought relevant, information provided by Matthews as to each Fund’s management services and fees as compared to advisory services and fees charged by Matthews to its similarly managed open-end mutual funds, institutional clients and pooled vehicles organized outside of the United States. The Trustees also considered information provided by an independent data provider, Broadridge, comparing the investment performance and the fee and expense levels of each Fund to appropriate peer groups of funds, as well as performance data provided by Matthews with respect to unmanaged benchmarks and pooled vehicles or other accounts managed by Matthews with similar investment objectives and/or strategies to the Funds, as applicable. The Board also reviewed Broadridge’s separate Scorecard report, which ranked each Fund within comparison groups for expense and performance criteria and highlighted any Funds falling outside certain established metrics on a watch list.

The Independent Trustees considered the work and analysis performed by Broadridge as the independent data provider in selecting appropriate peer groups for the Funds. Furthermore, throughout the course of the year, the Board received a wide variety of materials relating to the services provided by Matthews, including reports on each Fund’s investment results, portfolio composition, portfolio trading practices, and other information relating to the nature, extent, and quality of services provided by Matthews to the Funds. The Board also considered that, under the Management Agreement and as part of the unitary management fee, Matthews provides additional services to the Funds that are essential to the operation of the Funds.

In addition to the information furnished by Matthews, the Trustees were provided with a legal memorandum from their independent legal counsel discussing their fiduciary duties related to their approval of the continuation of the Management Agreement and discussed these matters with their counsel. The Board’s consideration of all this information, both at the Meeting and throughout the year, is part of a systematic process that it has used, and continues to use, with regard to the Annual 15(c) Process.

The Trustees’ determinations at the Meeting were made on the basis of each Trustee’s business judgment after consideration of all the information presented. In deciding to recommend the renewal of the Management Agreement with respect to each Fund, the Independent Trustees did not identify any single factor or particular piece of information that, in isolation, was controlling. Each Independent Trustee may also have weighed factors differently. This summary describes the most important, but not all, of the factors considered by the Board and the Independent Trustees.

1.	The nature, extent and quality of the services provided by Matthews under the Management Agreement.

The Trustees considered the overall financial condition of Matthews and its ability to continue to provide a high level and high quality of services to the Funds. The Trustees considered that despite recent challenging conditions with respect to revenues and profitability of the organization, which have been caused by contracting revenues and assets under management, a difficult geopolitical environment and market volatility, Matthews has continued to provide high quality services to the Funds. They considered Matthews’ services provided to the Trust and

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noted that past periods of volatile and challenging securities markets had not resulted in a diminution of services to the Trust and that Matthews has always demonstrated a commitment to employ the resources necessary to maintain the high level of quality and services to the Trust’s family of funds. The Trustees positively viewed Matthews’ emphasis on careful business planning and management.

The Trustees considered the experience and qualifications of the executive and portfolio management personnel at Matthews who are responsible for providing services to the Funds and who are responsible for the daily management of the Funds’ portfolios. The Trustees noted that Matthews had experienced turnover at the senior executive and professional staff levels in recent years. In this regard, the Trustees reviewed with Matthews recent leadership changes, Matthews’ view that these changes were made with the intent to strengthen the firm and improve Fund performance, as well as efforts undertaken to minimize the impact of employee turnover on the Funds, including changes to the portfolio management teams of certain Funds. They also reviewed recent personnel developments relevant to certain of the Funds and discussed efforts by Matthews to provide appropriate support to the Funds. Among the improved capabilities noted by the Independent Trustees over the past several years are enhanced risk analytical resources, including enhancements to compliance, risk management, technology, business infrastructure, operations, marketing and client service, as well as enhancements to valuation practices.

The Trustees considered the technical capabilities of Matthews, including the design and implementation of its disaster recovery and business continuity infrastructure. The Trustees also considered the Chief Compliance Officer’s report regarding Matthews’ compliance resources, risk assessment and other compliance initiatives and programs. The Trustees concluded that Matthews has implemented a robust and diligent compliance process, and demonstrates a strong commitment to a culture of compliance. The Independent Trustees took into consideration Matthews’ description of its supervision of the activities of the Funds’ various service providers, as well as supporting the Independent Trustees’ responsibilities and requests and its responsiveness to questions and/or concerns raised by the Trustees throughout the year.

The Trustees noted the significant role played by Matthews, as valuation designee, with respect to the valuation of portfolio securities, including research and analysis related to fair valued securities and due diligence and oversight of pricing vendors.

The Trustees concluded that Matthews had the quality of personnel and other investment resources essential to performing its duties under the Management Agreement, and that the nature, overall quality, cost and extent of such management services are satisfactory.

2.	The investment performance of the Funds.

The Trustees reviewed the performance of each Fund on both an absolute basis and in comparison to appropriate peer funds, benchmark indices and to the extent they exist, Matthews’ similarly managed accounts, for various periods ending June 30, 2025. The Trustees considered investment results in light of each Fund’s objective, strategies and market conditions, noting periods during which there were challenging investment conditions in various Asian and emerging markets. The Independent Trustees reviewed information as to peer group selections presented by Broadridge. In doing so, the Trustees recognized and took into account that the

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specialized nature of the Funds made it sometimes difficult to fairly benchmark performance against peers and also took into account that certain funds had a very limited universe of peers. The Board also considered that many of the Funds had investment objectives, goals and strategies that were very different from non-managed broad-based benchmarks, which rendered performance comparisons against such broad-based benchmarks of lesser utility. In this regard, the Board took into account that the Funds are not designed to perform like broad-based indices and therefore that most investors in the Funds likely are not seeking to achieve benchmark-like returns.

The Trustees reviewed each Fund’s performance on a case-by-case basis and noted that certain Funds had commenced operations in July 2022 and certain others in 2023 and therefore had only limited performance history to review. The Board also took into account that each Fund’s track record was measured as of a specific ending date, and that track records can vary as of different measurement dates. Therefore, in reviewing a Fund that is currently underperforming, the Trustees also considered the market conditions experienced during the periods under review, as well as the outlook for the Fund going forward in light of expected future market conditions.

The Trustees discussed with Matthews the fact that certain periods of underperformance may be transitory while other periods of underperformance may be caused by factors that warrant further consideration. To the extent of any concerns about performance with respect to a Fund, the Trustees noted that Matthews had provided an explanation for that performance, explained its reasons for maintaining a consistent investment philosophy and discussed action taken to improve performance. For example, the Trustees took into account actions currently being taken, as well as actions previously taken or that might be taken in the future by Matthews in response to performance concerns, such as changes to members of a portfolio management team or changes in the investment process and strategies of certain Funds. In this regard when considering the performance and expenses of the Funds, the Trustees took into account that the new Chief Executive Officer of Matthews was engaged in a holistic review of the Fund complex and has committed to reporting back to the Board within the next few months regarding concrete steps to address any potential performance and/or expense issues. This commitment, they noted, would address the continued appropriateness of current fee levels. A summary of each Fund’s performance track record is provided below.

For Matthews Pacific Tiger Active ETF, the Trustees noted that the Fund’s performance ranked in the fifth quintile for the one-year and since-inception periods. The Trustees also noted that the Fund underperformed the medians of its peer group for the same periods. The Board considered Matthews’ discussion regarding the factors contributing to underperformance and efforts undertaken to improve performance as well as changes in portfolio management. Additionally, the Board noted the limited operating history of the Fund They also considered various steps Matthews has taken recently to address performance, including the addition of the firm’s Chief Investment Officer as a portfolio manager of the Fund.

For Matthews Korea Active ETF, the Trustees noted that there were not enough funds in the peer universe to assign quintile performance for any period, but that the Fund outperformed the medians of its peer group for the one-year, five-year, and since-inception periods and underperformed that medians for the three-year and ten-year periods. The Trustees took into

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account, however, that because the peer universe for the Fund was small, with only one or two comparable funds depending on the period, relative peer performance was less useful than if the peer universe was larger. The Trustees also noted the narrow range of underperformance as compared to the medians. The Trustees further noted that the Fund had acquired the assets and liabilities of its predecessor mutual fund, the Matthews Korea ETF, effective July 17, 2023, and had adopted the performance history of that mutual fund.

For Matthews Japan Active ETF, the Trustees noted that the Fund’s performance ranked in the second quintile for the one-year period and the first quintile for the since-inception period. The Trustees also noted that the Fund outperformed the medians of its peer group for the same periods. Additionally, the Board noted the limited operating history of the Fund.

For Matthews Asia Innovators Active ETF, the Trustees noted that the Fund’s performance ranked in the third quintile for the one-year and since-inception periods. The Trustees also noted that the Fund outperformed the median of its peer group for the one-year period and slightly underperformed the median for the since-inception period. Additionally, the Board noted the limited operating history of the Fund.

For Matthews India Active ETF, the Trustees noted that the Fund’s performance ranked in the fifth quintile for the one-year and since-inception periods. The Trustees also noted that the Fund underperformed the medians of its peer group for the same periods. The Board considered Matthews’ discussion regarding the factors contributing to underperformance and efforts undertaken to improve performance as well as changes in portfolio management. Additionally, the Board noted the limited operating history of the Fund.

For Matthews Asia Dividend Active ETF, the Trustees noted that the Fund’s performance ranked in the second quintile for the one-year period and the fourth quintile for the since-inception period. The Trustees also noted that the Fund outperformed the median of its peer group for the one-year period and underperformed that median for the since-inception period. Additionally, the Board noted the limited operating history of the Fund.

For Matthews Emerging Markets Equity Active ETF, the Trustees noted that the Fund’s performance ranked in the third quintile for the one-year period and the second quintile for the since-inception period. The Trustees also noted that the Fund outperformed the medians of its peer group for the same periods. Additionally, the Board noted the limited operating history of the Fund.

For Matthews China Active ETF, the Trustees noted that the Fund’s performance ranked in the second quintile for the one-year period and the third quintile for the since-inception period. The Trustees also noted that the Fund outperformed the medians of its peer group for the same periods. Additionally, the Board noted the limited operating history of the Fund.

For Matthews China Discovery Active ETF, the Trustees noted that the Fund’s performance ranked in the third quintile for the one-year and since-inception periods. The Trustees also considered that the Fund underperformed the medians of its peer group for the same periods. The Trustees noted the narrow range of underperformance relative to the medians. The Board considered Matthews’ discussion regarding the factors contributing to underperformance and efforts undertaken to improve performance. Additionally, the Board noted the limited operating history of the Fund.

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For Matthews Emerging Markets Discovery Active ETF, the Trustees noted that the Fund’s performance ranked in the fourth quintile for the one-year period and the fifth quintile for the since-inception period. The Trustees also noted that the Fund underperformed the medians of its peer group for the same periods. The Board considered Matthews’ discussion regarding the factors contributing to underperformance and efforts undertaken to improve performance. Additionally, the Board noted the limited operating history of the Fund.

For Matthews Emerging Markets ex-China Active ETF, the Trustees noted that the Fund’s performance ranked in the third quintile for the one-year period and the fourth quintile for the since-inception period. The Trustees also noted that the Fund outperformed the median of its peer group for one-year period and underperformed the median for the since-inception period. The Board considered Matthews’ discussion regarding the factors contributing to the period of underperformance and efforts undertaken to improve performance. Additionally, the Board noted the limited operating history of the Fund.

For Matthews Emerging Markets Sustainable Future Active ETF, the Trustees noted that the Fund’s performance ranked in the fifth quintile for the one-year and since-inception periods. The Trustees also noted that the Fund underperformed the medians of its peer group for the same periods. The Board considered Matthews’ discussion regarding the factors contributing to underperformance and efforts undertaken to improve performance. Additionally, the Board noted the limited operating history of the Fund.

After review, the Trustees concluded that each Fund’s overall performance was satisfactory or was being addressed as needed. The Trustees also reviewed Matthews’ trading policies and efforts to obtain best overall execution for the Funds in the various markets in which the Funds trade securities. The Trustees noted Matthews’ consistent adherence to its long-standing investment approach, which emphasizes fundamental bottom-up driven investment selection in light of its view of regional economic conditions.

3.	The extent to which Matthews realizes economies of scale as the Funds grow larger and whether Fund investors benefit from any economies of scale.

The Trustees considered that because the Funds are relatively new, they are not expected to recognize economies of scale for some time. The Trustees noted that they expect to monitor each Fund’s growth and evaluate economies of scale at future renewals of the Management Agreement in effect at that time. The Trustees further noted that each Fund benefits from existing economies of scale through relatively low fee rates established at inception, as well as through additional investment in the Trust’s business and the provision of improved or additional infrastructure and services to the Funds and their shareholders. The Trustees discussed Matthews’ investment in its technology, systems and other aspects of its business over the last several years that can benefit the Funds, noting that all these endeavors are a means by which Matthews is sharing economies of scale with the Funds and their shareholders through reinvestment in products and services that are designed to benefit the Funds and their shareholders. As a result, the Trustees remain satisfied about the extent to which economies of scale are being and will continue to be shared with the Funds and their shareholders.

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4.	The costs of the services provided by Matthews and others.

The Trustees considered the unitary fee of each Fund, which covers most operating expenses and therefore is generally the same as the total expense ratio of each Fund. The Board considered the unitary fees charged by other similarly managed exchange-traded funds in each Fund’s relevant peer group to be relevant in their considerations. The Trustees reviewed information developed by Broadridge as to appropriate peer groups for each Fund for these purposes.

The Trustees also received, and considered to the extent they thought relevant, information relating to each Fund’s unitary fee as compared to the advisory fees and other fees and expenses of other similarly managed existing series of the Trust, which are operated as mutual funds.

The Trustees also compared the Funds’ unitary fee with the advisory or management fee charged by Matthews for its similarly managed separate accounts and other investment products. The Trustees considered Matthews’ explanations as to the differences in services between these products and the Funds, including the differences in the frequency of net asset value calculations and other operational and compliance activities. As noted above, the Trustees also took into account that the new Chief Executive Officer of Matthews was engaged in a holistic review of the Fund complex and has committed to reporting back to the Board within the next few months regarding concrete steps to address any potential performance and/or expense issues.

The Trustees’ overall assessment with respect to each Fund was that, taking into account the considerations noted below, the total expense ratio to be paid by investors in the Fund, which is most representative of an investor’s net experience, was fair and reasonable.

For the Matthews Pacific Tiger Active ETF, the actual management fee and contractual management fee were above the peer group medians. The actual total expenses were above the peer group median. The Trustees noted that the Fund was on Broadridge’s expense watch list.

For the Matthews Korea Active ETF, the actual management fee and contractual management fee were above the peer group medians. The actual total expenses were slightly above the peer group median. The Trustees took into account, however, that because the peer universe for the Fund was small, with only a few comparable funds, relative fees and expenses were less useful than if the peer universe were larger.

For the Matthews Japan Active ETF, the actual management fee and contractual management fee were above the peer group medians. The actual total expenses were above the peer group median. The Trustees noted that the Fund was on Broadridge’s expense watch list.

For the Matthews Asia Innovators Active ETF, the actual management fee was above the peer group median and the contractual management fee was slightly above the peer group median. The actual total expenses were slightly above the peer group median. The Trustees took into account, however, that because the peer universe for the Fund was small, with only a few comparable funds, relative fees and expenses were less useful than if the peer universe were larger. The Trustees noted that the Fund was on Broadridge’s expense watch list.

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For the Matthews India Active ETF, the actual management fee was slightly above the peer group median and the contractual management fee was at the peer group median. The actual total expenses were slightly above the peer group median. The Trustees took into account, however, that because the peer universe for the Fund was small, with only two comparable funds, relative fees and expenses were less useful than if the peer universe were larger.

For the Matthews Asia Dividend Active ETF, the actual management fee and contractual management fee were above the peer group medians. The actual total expenses were above the peer group median. The Trustees took into account, however, that because the peer universe for the Fund was small, with only a few comparable funds, relative fees and expenses were less useful than if the peer universe were larger. The Trustees noted that the Fund was on Broadridge’s expense watch list.

For the Matthews Emerging Markets Equity Active ETF, the actual management fee and contractual management fee were above the peer group medians. The actual total expenses were slightly above the peer group median.

For the Matthews China Active ETF, the actual management fee was slightly above the peer group median and the contractual management fee was at the peer group median. The actual total expenses were at the peer group median. The Trustees took into account, however, that because the peer universe for the Fund was small, with only a few comparable funds, relative fees and expenses were less useful than if the peer universe were larger.

For the Matthews China Discovery Active ETF, the actual management fee and contractual management fee were above the peer group medians. The actual total expenses were above the peer group median. The Trustees took into account, however, that because the peer universe for the Fund was small, with only a few comparable funds, relative fees and expenses were less useful than if the peer universe were larger.

For the Matthews Emerging Markets Discovery Active ETF, the actual management fee and contractual management fee were above the peer group medians. The actual total expenses were above the peer group median. The Trustees noted that the Fund was on Broadridge’s expense watch list.

For the Matthews Emerging Markets Ex-China Equity Active ETF, the actual management fee and contractual management fee were above the peer group medians. The actual total expenses were slightly above the peer group median.

For the Matthews Emerging Markets Sustainable Future Active ETF, the actual management fee and contractual management fee were above the peer group medians. The actual total expenses were above the peer group median.

5.	The profits realized by Matthews and its affiliates from the relationship with the Funds.

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The Trustees reviewed information provided by Matthews regarding the costs of sponsoring and operating the Funds and information regarding the profitability to Matthews of the Management Agreement both on a fund-by-fund basis and overall for the family of Funds. In considering profitability, the Trustees discussed and considered the methodology employed by Matthews in calculating profit margins but also considered other elements relevant to discussions of profitability, such as the entrepreneurial risk undertaken by Matthews in sponsoring and maintaining the Funds. The Trustees recognized that, for those newer funds with a unitary fee structure, it is unlikely that a Fund will generate profits for Matthews initially and may not do so until the Fund has experienced some significant growth.

The Trustees also reviewed information provided regarding the structure and manner in which Matthews’ investment professionals were compensated and their respective views of the relationship of such compensation to the attraction and retention of quality personnel. The Trustees considered Matthews’ willingness to invest in technology, infrastructure and professional staff to reinforce and offer services and to accommodate changing regulatory requirements and industry practices.

The Trustees noted that Matthews has experienced reduced profitability over the past two years as overall assets under management have fallen but still appeared to be sufficiently capitalized to operate as a viable investment management firm, able to honor its obligations as a sponsor of the Funds, including the Funds that did not generate a profit for Matthews, without earning excessive profits from any particular Fund or from the overall relationship with the Funds. In reviewing these matters, the Trustees also reviewed current and projected cash flows to Matthews under various scenarios as well as resource needs and expense projections under these scenarios. The Trustees noted that, with fluctuations in asset levels in the Trust in recent years, heightened volatility in revenues and profitability could be expected from time to time in the future, but they also noted the increased cost control measures by Matthews with certain continued expenditures on personnel and other resources where appropriate. The Board also considered information relating to the profitability of a limited number of publicly traded investment advisers, although the Board noted that this information was of limited utility because it was comprised of a limited universe of advisers, did not provide any information as to how profitability was determined and did not limit profitability analysis to the performance of advisory services to registered investment companies. The Board further noted that these advisers differed significantly from Matthews because they were not solely dedicated to investment in the Asian and emerging markets.

Based on information received, the Trustees noted that Matthews’ overall profitability from the Management Agreement appeared not to be excessive at the current time.

6.	Ancillary benefits.

The Trustees requested and received from Matthews information concerning other benefits received by Matthews as a result of its respective relationship with the Funds, including various service arrangements with Matthews. These potential benefits included, among other things, the use of soft dollars. The Board concluded that such benefits were consistent with those generally derived by investment advisers to exchange-traded funds or were otherwise not unusual.

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7.	Conclusions.

Based on their review, including their consideration of each of the factors referred to above, and assisted by the advice of independent counsel to the Independent Trustees, the Board, including the Independent Trustees, concluded that the Management Agreement was fair and reasonable with respect to each Fund and its shareholders, and that the renewal of the Management Agreement would be in the best interests of each Fund and its shareholders. The Board did not indicate that any single factor was determinative of its decision to approve the Management Agreement, but indicated that the Board based its determination on the total mix of information available to it.

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Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Matthews International Funds

By (Signature and Title)* /s/ Mark W. Headley
Mark W. Headley, President
(principal executive officer)

Date March 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Mark W. Headley
Mark W. Headley, President
(principal executive officer)

Date March 6, 2026

By (Signature and Title)* /s/ Shai Malka
Shai Malka, Treasurer
(principal financial officer)

Date March 6, 2026

*	Print the name and title of each signing officer under his or her signature.